                         -------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                         -------------------------------

                                  ANNUAL REPORT
                               SEPTEMBER 30, 1999

                                 Fixed-Income &
                        International-Equity Investments

                This publication must be accompanied or preceded
             by a prospectus of the Sanford C. Bernstein Fund, Inc.,
                which should be read carefully before investing.

Table of Contents

                        Portfolio Returns ..................... 2

                      To Our Shareholders ..................... 3

     Statements of Assets and Liabilities ..................... 6

                 Statements of Operations ..................... 9

      Statements of Changes in Net Assets .....................12

                     Financial Highlights .....................16

            Notes to Financial Statements .....................26

                   Directors and Officers .....................inside back cover

Portfolio Returns(1)
THROUGH SEPTEMBER 30, 1999

                                                     TOTAL RETURNS               COMPOUND ANNUAL RETURNS
                                                 -------------------      -----------------------------------
                                                 PAST SIX    PAST 12         PAST          PAST       SINCE
                                                  MONTHS      MONTHS      FIVE YEARS     10 YEARS    INCEPTION    INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value(2,3)             8.5%        25.3%        11.1%          --          12.1%        June 22, 1992
------------------------------------------------------------------------------------------------------------------------------------
  International Value II(2,3)                       --          --           --            --           3.5        April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                     December 15, 1995
     Before deduction of purchase and
     redemption fees described below              27.4         76.9           --           --          (1.7)
     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein           22.4         69.9           --           --          (2.8)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                            0.2          1.0          7.2           7.7%         8.0      January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                              1.9          3.8          5.8           6.4          6.6     December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
  Government Short Duration                        1.7          3.1          5.5           6.1          6.3       January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                           (0.7)         0.8          5.4           6.0          6.0       January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  California Municipal                            (0.7)         0.6          5.5           --           5.9        August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                              (0.9)         0.7          5.4           6.0          6.1       January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal             1.0          2.9           --           --           4.1       October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal              1.2          2.9           --           --           4.0       October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal                0.8          2.6           --           --           3.9       October 3, 1994


LIPPER MUTUAL-FUND COMPOSITES(4)
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                         10.3%        30.5%         9.3%          8.2%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                     (0.6)        (1.1)         6.7           7.1
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                        1.3          2.6          5.8           6.3
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                (1.8)        (0.8)         5.2           6.1
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                   0.5          2.1          4.2           4.8


MARKET BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)       8.3%        35.3%        14.6%          8.2%
-----------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index                18.0         56.5         (5.5)          9.4
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                   16.4         45.1           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index            (0.2)        (0.4)         7.8           8.1
-----------------------------------------------------------------------------------------------------------------------------------
  Inflation                                        1.8          2.6          2.4           3.0


--------------------------------------------------------------------------------
1 Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

3 International Value II (IVP II) is a continuation of Bernstein's International Value portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations.

4 Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.

5 Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product


--------------------------------------------------------------------------------
2  Sanford C. Bernstein Fund, Inc.

To Our
Shareholders:


Stock markets worldwide rebounded strongly from 1998's summer slump in the 12 months through September. As the threat of a global economic crisis abated, Japan and the emerging markets recorded especially dramatic gains of 77% and nearly 57%, respectively. Europe, its economic recovery gathering momentum, rose roughly 16%. The U.S. stock market, meanwhile, gained nearly 28% in the 12 months through September 30, but this bullish figure belied enormous volatility:
For the first nine months of 1999, U.S. stocks were up only about 5%, after a turbulent third quarter.

      The unnerving performance of U.S. stocks was a reminder of why diversification can be so important, and also of why we offer the Sanford C. Bernstein Fund, Inc.'s combination of bonds and foreign stocks as a counterbalance to U.S. equities. Our stock portfolios performed well in the 12 months. The Fund's Tax-Managed International Value portfolio of stocks of major foreign markets rose 25.3%, and Emerging Markets Value's 77% gain exceeded its benchmark by 20 percentage points.

      Our nine bond portfolios also did relatively well, especially considering the difficult conditions. The Federal Reserve Board raised interest rates twice in 1999's first three quarters to temper excessive U.S. economic growth and stem inflationary fears; Treasury bond yields rose roughly a full percentage point (top display)--and bond prices fell across the board. However, all the Fund's bond portfolios achieved positive results for the 12 months and also provided a premium compared with their benchmarks. Our taxable-bond portfolios, for instance, produced a meaningful yield advantage, because of their emphasis on commercial-mortgage, corporate and other non-Treasury bonds.

      In foreign capital markets, concerns over global recession receded and economic growth picked up. The Asian emerging markets staged a remarkable recovery, while in Japan, Tokyo's stimulus measures and banking reforms spurred the economy. Moreover, international industrial-resources companies--which we saw as representing an exceptional opportunity--began to benefit from rising capacity utilization, firming industrial-commodity prices (bottom display) and the prospect of much faster earnings growth.

      Of course, investors cannot know exactly when a rebound will come. Hence, Bernstein believes in remaining well diversified among markets and asset classes to ensure that you do benefit from robust recoveries like that of the past 12 months.

                       Rising yields hurt the bond market

                            [Line Chart Appears Here]

                           10-Year Treasury Yield (%)

                               Oct-98    4.88
                               Nov-98    4.97
                               Dec-98    4.96
                               Jan-99    4.99
                               Feb-99    5.55
                               Mar-99    5.6
                               Apr-99    5.61
                               May-99    5.91
                               Jun-99    6.06
                               Jul-99    6.19
                               Aug-99    6.27
                               Sep-99    6.22

Source: Street Software Technology and Bernstein estimates

                        Commodity prices are rebounding

--------------------------------------------------------------------------------
                   Trough             September          Increase
Commodity          in 1998              1999            from Trough
--------------------------------------------------------------------------------
Crude Oil
(barrel)             $10                 $24                134%
--------------------------------------------------------------------------------
Ethylene
(lb)                0.16                0.26                63
--------------------------------------------------------------------------------
Linerboard
(short ton)          300                 420                40
--------------------------------------------------------------------------------
Pulp
(metric ton)         460                 560                22
--------------------------------------------------------------------------------
Polystyrene
(lb)                0.38                0.44                17
--------------------------------------------------------------------------------
Uncoated
Free Sheet           700                 780                11
(short ton)

Source: CMAI, FactSet, Prudential Securities and Bernstein


--------------------------------------------------------------------------------
                                                           1999 Annual Report  3

FOREIGN-STOCK PORTFOLIOS

Tax-Managed International Value

Growth of $25,000(1)

                            [Line Chart Appears Here]

                     EAFE           Lipper
                    Foreign        Foreign      International
      Yr:Month    Stock-Market      Stock        Value (after
                 Index (before    Composite       all costs)
                   all costs)

        92:6        25000           25000           25000
           7        23874           24128           24179
           8        24569           24354           25280
           9        23844           23833           23979
          10        23575           23097           23419
          11        24015           23221           23499
          12        24102           23530           23754
        93:1        24357           23608           24184
           2        25178           24153           25128
           3        26568           25530           27419
           4        28548           26812           29208
           5        28798           27393           29854
           6        28578           26815           29128
           7        29727           27660           30537
           8        31644           29356           32261
           9        30796           29171           31280
          10        31943           30440           31986
          11        29609           29219           29954
          12        31821           31928           31953
        94:1        34058           33898           34245
           2        33475           33159           33820
           3        32679           31686           33942
           4        34146           32482           35041
           5        33453           32381           34733
           6        32855           32038           34142
           7        33706           32919           34883
           8        34225           33887           35351
           9        32753           33043           33957
          10        33379           33684           34140
          11        32424           32027           33059
          12        32660           31719           33177
        95:1        31654           30143           32358
           2        31388           30185           31758
           3        31740           31175           31758
           4        33108           32182           32769
           5        32962           32455           32746
           6        32483           32455           32488
           7        34704           34192           34252
           8        34427           33546           34360
           9        34652           34035           34575
          10        33819           33348           34315
          11        34732           33705           34423
          12        36239           34723           35854
        96:1        37316           35486           37333
           2        37176           35628           37267
           3        37820           36241           37928
           4        39199           37401           39453
           5        38796           37300           39518
           6        39185           37550           39960
           7        37640           36175           38436
           8        37769           36573           38591
           9        39247           37363           40048
          10        38836           37117           40004
          11        40634           38705           41726
          12        40502           38837           42115
        97:1        40849           38713           42091
           2        41530           39255           42681
           3        42315           39341           43601
           4        42868           39420           43884
           5        44508           41738           45300
           6        47326           43670           47258
           7        49367           44797           49688
           8        45774           41643           46574
           9        48549           44125           49358
          10        44565           40842           46810
          11        45090           40385           46291
          12        46292           40647           46017
        98:1        48853           41639           48562
           2        51555           44412           50614
           3        54988           46748           54587
           4        55299           47459           54276
           5        56376           47558           55912
           6        57159           47135           55678
           7        58167           47786           56535
           8        50245           40957           48121
           9        47810           39474           45810
          10        51829           42313           47913
          11        55318           44496           50692
          12        56631           45880           51058
        99:1        57493           46320           51144
           2        56523           45148           49797
           3        59737           46706           52921
           4        62539           48896           55702
           5        59821           46882           54412
           6        63022           49371           56505
           7        63775           50749           57336
           8        64044           51256           57996
           9        64700           51523           57422

International Value II

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Foreign          Lipper
                 Stock-Market      Foreign       International
      Yr:Month  Index (before       Stock          Value II
                  all costs)      Composite    (after all costs)

        99:4        25000           25000           25000
           5        23913           23970           24357
           6        25193           25243           25270
           7        25494           25947           25708
           8        25602           26207           26081
           9        25864           26343           25875

Emerging Markets Value

Growth of $25,000(1)

                            [Line Chart Appears Here]

                     MSCI           Lipper       Emerging Markets
                   Emerging        Emerging   Value after deduction of
 Yr:Month        Markets Free      Markets      2% purchase and 2%
                Index (before       Index     redemption fees -- both
                  all costs)                   paid to the portfolio,
                                                not to Bernstein
                                              See footnote 2 below.

    95:12           25000           25000           25000
     96:1           26777           27272           26784
        2           26351           26954           26760
        3           26557           27178           27071
        4           27618           28131           28422
        5           27495           28407           28266
        6           27667           28461           27932
        7           25776           26805           26186
        8           26436           27536           26174
        9           26665           27818           26090
       10           25954           27175           24942
       11           26388           27794           25803
       12           26508           28037           26226
     97:1           28316           30166           28281
        2           29528           31243           28953
        3           28753           30442           28593
        4           28804           30448           28100
        5           29628           31498           28401
        6           31214           33048           29230
        7           31680           34010           30395
        8           27648           30275           27115
        9           28414           31368           27079
       10           23752           26132           22898
       11           22885           24939           20700
       12           23437           25166           19952
     98:1           21599           23415           19113
        2           23853           25419           20954
        3           24888           26311           21956
        4           24617           26366           21405
        5           21243           22430           18687
        6           19015           20304           16433
        7           19618           20923           16595
        8           13946           14928           12374
        9           14830           15488           12663
       10           16392           16977           14128
       11           17755           18118           15618
       12           17498           17891           15743
     99:1           17216           17528           15350
        2           17383           17377           15553
        3           19674           19313           17581
        4           22108           21996           21092
        5           21980           21729           21498
        6           24474           24170           23767
        7           23809           23568           23133
        8           24026           23306           23222
        9           23213           22479           21950


TAXABLE-BOND PORTFOLIOS

Intermediate Duration

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper           Lehman
                Intermediate       Brothers      Intermediate
 Yr:Month           Bond          Aggregate        Duration
                  Composite       Bond Index      (after all
                              (before all costs)    costs)

     89:1           25000           25000           25000
        2           24898           24820           24865
        3           24982           24927           25000
        4           25397           25448           25432
        5           25869           26117           25948
        6           26462           26911           26694
        7           26919           27484           27103
        8           26658           27077           26868
        9           26768           27215           27003
       10           27228           27885           27602
       11           27424           28150           27776
       12           27501           28226           27846
     90:1           27289           27890           27522
        2           27365           27979           27602
        3           27409           27999           27649
        4           27269           27741           27427
        5           27861           28562           28083
        6           28207           29022           28447
        7           28534           29424           28769
        8           28326           29030           28480
        9           28447           29272           28597
       10           28618           29645           28879
       11           29082           30283           29443
       12           29457           30757           29892
     91:1           29731           31138           30044
        2           30004           31403           30478
        3           30229           31620           30782
        4           30574           31961           31132
        5           30773           32146           31361
        6           30773           32130           31371
        7           31124           32577           31798
        8           31749           33281           32494
        9           32324           33956           33042
       10           32666           34333           33469
       11           32987           34649           33818
       12           33920           35678           35005
     92:1           33533           35193           34509
        2           33661           35422           34754
        3           33530           35222           34594
        4           33764           35476           34848
        5           34308           36146           35499
        6           34798           36644           35991
        7           35592           37391           36844
        8           35891           37770           37051
        9           36372           38218           37443
       10           35830           37711           36919
       11           35726           37719           37071
       12           36222           38319           37692
     93:1           36947           39054           38306
        2           37619           39738           38962
        3           37766           39904           39109
        4           38034           40182           39343
        5           38004           40234           39503
        6           38676           40962           40374
        7           38839           41195           40778
        8           39557           41917           41611
        9           39712           42030           41673
       10           39839           42187           41895
       11           39484           41828           41396
       12           39670           42055           41589
     94:1           40174           42622           42150
        2           39459           41881           41399
        3           38598           40846           40633
        4           38251           40520           40296
        5           38194           40516           40251
        6           38121           40426           40172
        7           38693           41231           40833
        8           38770           41280           40805
        9           38332           40674           40199
       10           38275           40637           40152
       11           38164           40548           40034
       12           38347           40828           40276
     95:1           38956           41636           41077
        2           39767           42626           41895
        3           40013           42888           42115
        4           40530           43487           42631
        5           41960           45170           44120
        6           42225           45501           44477
        7           42111           45399           44303
        8           42582           45947           44811
        9           42957           46394           45353
       10           43490           46998           46074
       11           44098           47702           46722
       12           44658           48371           47458
     96:1           44953           48692           47630
        2           44185           47846           46700
        3           43884           47513           46435
        4           43616           47246           46241
        5           43538           47150           46218
        6           44034           47783           46715
        7           44135           47914           46889
        8           44100           47834           46899
        9           44819           48668           47645
       10           45724           49746           48616
       11           46497           50598           49536
       12           46088           50127           49158
     97:1           46222           50281           49215
        2           46314           50406           49317
        3           45828           49847           48794
        4           46423           50593           49429
        5           46823           51072           49802
        6           47342           51678           50402
        7           48559           53071           51431
        8           48132           52619           51177
        9           48801           53395           51772
       10           49377           54169           52474
       11           49515           54419           52619
       12           49961           54967           52922
     98:1           50605           55672           53540
        2           50534           55630           53540
        3           50711           55822           53715
        4           50929           56113           53924
        5           51382           56645           54413
        6           51752           57126           54679
        7           51851           57247           54896
        8           52483           58179           55438
        9           53643           59541           56219
       10           53252           59227           55768
       11           53497           59563           56338
       12           53673           59742           56559
     99:1           54017           60168           57106
        2           53012           59118           56279
        3           53394           59445           56714
        4           53554           59634           56946
        5           52997           59115           56731
        6           52801           58923           56592
        7           52621           58673           56324
        8           52537           58643           56207
        9           53062           59324           56803

Short Duration Plus

Growth of $25,000(1)

                            [Line Chart Appears Here]

                Merril Lynch    Lipper Short       Short
                 1-3 Year        Investment    Duration Plus
Yr:Month       Treasury Index    Grade Bond     (after all
             (before all costs)  Composite         costs)

     88:12          25000           25000          25000
     89:1           25198           25208          25200
        2           25198           25253          25247
        3           25313           25377          25372
        4           25701           25671          25674
        5           26086           26005          25969
        6           26574           26392          26366
        7           26967           26727          26663
        8           26800           26677          26653
        9           26958           26815          26826
       10           27365           27161          27153
       11           27610           27354          27348
       12           27720           27480          27453
     90:1           27743           27469          27517
        2           27873           27612          27637
        3           27967           27739          27770
        4           28022           27789          27812
        5           28450           28164          28152
        6           28750           28431          28399
        7           29109           28889          28676
        8           29196           28947          28799
        9           29436           29112          28939
       10           29760           29319          29153
       11           30051           29621          29391
       12           30416           29905          29723
     91:1           30694           30099          29845
        2           30877           30340          30225
        3           31085           30577          30514
        4           31379           30883          30847
        5           31569           31099          31109
        6           31698           31176          31246
        7           31974           31454          31533
        8           32413           31882          31918
        9           32763           32261          32198
       10           33114           32580          32575
       11           33458           32887          32930
       12           33967           33459          33404
     92:1           33915           33372          33364
        2           34033           33495          33526
        3           34020           33482          33521
        4           34333           33713          33881
        5           34645           34050          34236
        6           34998           34411          34608
        7           35390           34848          34968
        8           35702           35085          35102
        9           36041           35394          35287
       10           35825           35153          35147
       11           35766           35090          35255
       12           36106           35374          35509
     93:1           36482           35788          35792
        2           36794           36139          36056
        3           36904           36258          36189
        4           37133           36472          36321
        5           37029           36457          36434
        6           37302           36760          36773
        7           37388           36863          36946
        8           37714           37191          37200
        9           37837           37325          37225
       10           37911           37433          37368
       11           37920           37381          37275
       12           38060           37538          37435
     94:1           38305           37819          37690
        2           38060           37543          37522
        3           37870           37232          37320
        4           37736           37057          37293
        5           37790           37071          37333
        6           37902           37097          37408
        7           38228           37405          37682
        8           38362           37532          37755
        9           38275           37435          37650
       10           38361           37480          37740
       11           38190           37386          37547
       12           38277           37412          37640
     95:1           38809           37786          38104
        2           39343           38281          38581
        3           39562           38484          38736
        4           39915           38842          39076
        5           40612           39572          39615
        6           40830           39794          39835
        7           41000           39885          39970
        8           41243           40161          40202
        9           41444           40394          40422
       10           41794           40721          40784
       11           42163           41067          41076
       12           42487           41391          41441
     96:1           42848           41702          41668
        2           42667           41543          41521
        3           42629           41506          41508
        4           42665           41523          41593
        5           42752           41589          41676
        6           43059           41876          41913
        7           43229           42035          42113
        8           43377           42161          42298
        9           43770           42541          42660
       10           44263           42979          43167
       11           44602           43318          43454
       12           44602           43318          43424
     97:1           44812           43509          43663
        2           44915           43635          43781
        3           44897           43587          43770
        4           45264           43918          44072
        5           45573           44217          44339
        6           45887           44504          44610
        7           46391           44990          44949
        8           46434           45012          45058
        9           46786           45341          45308
       10           47134           45594          45582
       11           47248           45699          45699
       12           47571           45960          45830
     98:1           48033           46360          46237
        2           48074           46411          46299
        3           48270           46587          46405
        4           48496           46792          46609
        5           48754           47035          46809
        6           49008           47242          46993
        7           49237           47436          47245
        8           49856           47759          47568
        9           50517           48322          48073
       10           50765           48298          48127
       11           50720           48399          48294
       12           50899           48578          48549
     99:1           51101           48797          48776
        2           50852           48587          48619
        3           51205           48952          48975
        4           51370           49133          49153
        5           51337           49039          49241
        6           51497           49118          49400
        7           51660           49162          49529
        8           51810           49241          49635
        9           52147           49590          49911

Government Short Duration

Growth of $25,000(1)

                            [Line Chart Appears Here]

                Merril Lynch     Lipper Short     Government
                  1-3 Year        U.S. Gov't    Short Duration
Yr:Month       Treasury Index        Bond         (after all
             (before all costs)   Composite         costs)

     89:1           25000           25000           25000
        2           25000           25003           25037
        3           25115           25108           25129
        4           25499           25469           25460
        5           25882           25660           25740
        6           26366           26104           26140
        7           26756           26464           26441
        8           26590           26292           26361
        9           26747           26432           26520
       10           27151           26839           26880
       11           27394           27051           27044
       12           27503           27156           27176
     90:1           27525           27115           27196
        2           27654           27240           27327
        3           27748           27322           27434
        4           27802           27352           27496
        5           28227           27759           27854
        6           28524           28043           28097
        7           28880           28371           28393
        8           28967           28416           28515
        9           29205           28626           28718
       10           29526           28918           28997
       11           29816           29236           29267
       12           30177           29564           29615
     91:1           30454           29833           29844
        2           30635           30003           30055
        3           30841           30168           30219
        4           31133           30446           30472
        5           31321           30616           30636
        6           31450           30680           30723
        7           31724           30972           30984
        8           32159           31396           31393
        9           32506           31763           31724
       10           32854           32081           32079
       11           33196           32386           32424
       12           33700           32917           32938
     92:1           33649           32723           32804
        2           33767           32808           32839
        3           33753           32765           32737
        4           34064           33034           33115
        5           34374           33381           33472
        6           34724           33698           33845
        7           35113           34102           34198
        8           35422           34382           34285
        9           35759           34660           34441
       10           35544           34390           34362
       11           35486           34335           34439
       12           35823           34665           34707
     93:1           36196           35101           34953
        2           36505           35435           35181
        3           36615           35548           35253
        4           36842           35747           35350
        5           36739           35704           35422
        6           37009           36036           35715
        7           37095           36134           35869
        8           37419           36488           36165
        9           37540           36590           36200
       10           37614           36652           36319
       11           37623           36546           36212
       12           37762           36677           36304
     94:1           38005           36927           36510
        2           37762           36620           36334
        3           37574           36243           36234
        4           37441           35986           36125
        5           37494           35921           36150
        6           37605           35918           36234
        7           37928           36208           36530
        8           38062           36292           36624
        9           37975           36165           36508
       10           38061           36186           36590
       11           37891           36042           36428
       12           37977           36121           36456
     95:1           38505           36569           36932
        2           39034           37092           37399
        3           39252           37285           37583
        4           39602           37605           37914
        5           40294           38346           38495
        6           40510           38538           38766
        7           40678           38584           38855
        8           40920           38866           39066
        9           41119           39087           39262
       10           41466           39435           39568
       11           41833           39814           39866
       12           42154           40144           40142
     96:1           42512           40433           40350
        2           42332           40247           40231
        3           42295           40199           40246
        4           42330           40207           40224
        5           42417           40255           40271
        6           42722           40525           40527
        7           42890           40659           40681
        8           43037           40768           40820
        9           43427           41119           41133
       10           43916           41551           41580
       11           44253           41871           41856
       12           44253           41858           41783
     97:1           44460           42055           42006
        2           44563           42164           42113
        3           44545           42088           42103
        4           44909           42396           42392
        5           45215           42646           42650
        6           45527           42872           42913
        7           46027           43318           43241
        8           46070           43335           43314
        9           46419           43634           43549
       10           46764           43939           43848
       11           46878           44036           43927
       12           47198           44252           44142
     98:1           47656           44628           44461
        2           47697           44659           44515
        3           47891           44807           44648
        4           48116           44981           44808
        5           48372           45211           44995
        6           48624           45410           45198
        7           48851           45591           45430
        8           49465           46056           45805
        9           50121           46618           46316
       10           50367           46698           46453
       11           50323           46688           46485
       12           50501           46824           46594
     99:1           50700           47048           46768
        2           50453           46865           46628
        3           50804           47141           46939
        4           50967           47325           47114
        5           50935           47283           47097
        6           51094           47297           47215
        7           51256           47358           47341
        8           51404           47444           47440
        9           51738           47742           47735
--------------------------------------------------------------------------------
 1 Past performance is not predictive of future results. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper composites are the equal-weighted average returns of the funds in Lipper's international and emerging-markets categories.
 2 Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $22,855.


--------------------------------------------------------------------------------
4  Sanford C. Bernstein Fund, Inc.

MUNICIPAL BOND PORTFOLIOS (Intermediate and Short-Term)

Diversified Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper      Lehman Brothers
                Intermediate    Laddered G/O     Diversified
                  Municipal     Index (before      Municipal
    Yr:Month      Composite       all costs)   (after all costs)

        89:1        25000           25000           25000
           2        24893           24768           24863
           3        24820           24631           24736
           4        25212           25035           25164
           5        25550           25458           25550
           6        25829           25759           25878
           7        26128           26112           26189
           8        26011           26020           26027
           9        25972           26028           25973
          10        26203           26260           26266
          11        26510           26583           26602
          12        26743           26798           26769
        90:1        26679           26814           26669
           2        26884           26996           26843
           3        26868           26937           26823
           4        26723           26864           26741
           5        27177           27321           27152
           6        27405           27534           27351
           7        27748           27842           27637
           8        27501           27742           27510
           9        27592           27806           27622
          10        27934           28195           28022
          11        28375           28604           28403
          12        28517           28713           28590
        91:1        28845           29126           28933
           2        29096           29386           29187
           3        29111           29347           29102
           4        29416           29691           29448
           5        29622           29842           29565
           6        29593           29836           29545
           7        29856           30114           29774
           8        30166           30469           30144
           9        30504           30822           30443
          10        30758           31051           30652
          11        30841           31172           30818
          12        31433           31820           31500
        92:1        31521           31906           31450
           2        31555           31922           31425
           3        31489           31836           31229
           4        31732           32100           31393
           5        32068           32389           31803
           6        32520           32829           32239
           7        33486           33666           33167
           8        33148           33407           32915
           9        33343           33648           33154
          10        33067           33530           32796
          11        33622           33926           33281
          12        33915           34163           33560
        93:1        34298           34515           33893
           2        35320           35371           34711
           3        34938           35031           34381
           4        35225           35259           34587
           5        35362           35382           34642
           6        35875           35811           35137
           7        35879           35836           35040
           8        36542           36316           35639
           9        36966           36574           36007
          10        37044           36632           36062
          11        36807           36530           35883
          12        37436           37034           36391
        94:1        37833           37386           36706
           2        37008           36716           36065
           3        35957           35942           35366
           4        36141           36283           35368
           5        36408           36483           35587
           6        36303           36406           35483
           7        36760           36799           35871
           8        36903           36965           36012
           9        36527           36714           35719
          10        36100           36504           35420
          11        35562           36252           35020
          12        36091           36553           35475
        95:1        36799           36977           36132
           2        37572           37528           36876
           3        37910           38057           37259
           4        37974           38155           37321
           5        38878           38985           38266
           6        38734           38998           38107
           7        39094           39515           38458
           8        39478           39922           38841
           9        39651           40064           38993
          10        40032           40280           39376
          11        40464           40637           39818
          12        40735           40841           40075
        96:1        41078           41274           40373
           2        40946           41179           40264
           3        40483           40950           39891
           4        40406           40904           39808
           5        40386           40854           39813
           6        40629           41147           40080
           7        40986           41433           40366
           8        40994           41500           40331
           9        41343           41815           40701
          10        41740           42198           41035
          11        42362           42777           41640
          12        42234           42721           41532
        97:1        42323           42867           41687
           2        42632           43159           41938
           3        42189           42733           41599
           4        42396           42930           41851
           5        42900           43371           42281
           6        43286           43735           42594
           7        44230           44515           43376
           8        43867           44298           43145
           9        44319           44691           43532
          10        44523           44951           43687
          11        44687           45090           43832
          12        45246           45512           44307
        98:1        45626           45900           44617
           2        45644           45960           44677
           3        45644           46029           44709
           4        45402           45833           44638
           5        46043           46375           45043
           6        46172           46513           45175
           7        46250           46680           45297
           8        46925           47305           45750
           9        47432           47774           46137
          10        47418           47894           46223
          11        47503           47981           46252
          12        47665           48147           46356
        99:1        48208           48683           46841
           2        47933           48571           46767
           3        47890           48617           46802
           4        48020           48749           46924
           5        47731           48598           46795
           6        47049           48095           46390
           7        47265           48343           46545
           8        47029           48344           46470
           9        47048           48514           46491

Short Duration Diversified Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lehman           Lipper     Short Duration
                  Brothers        Short-Term     Diversified
    Yr:Month      One-Year        Municipal       Municipal
               Municipal Index    Composite   (after all costs)
              (before all costs)

       94:10        25000           25000           25000
          11        25038           24918           25015
          12        25102           25007           25112
        95:1        25231           25187           25255
           2        25402           25424           25462
           3        25570           25584           25617
           4        25663           25669           25684
           5        25904           25938           25959
           6        25992           26032           26072
           7        26182           26185           26204
           8        26321           26313           26314
           9        26394           26377           26366
          10        26502           26503           26479
          11        26628           26662           26616
          12        26728           26777           26709
        96:1        26881           26937           26844
           2        26946           26970           26878
           3        26964           26919           26869
           4        27028           26948           26901
           5        27096           27007           26968
           6        27228           27105           27053
           7        27343           27229           27168
           8        27396           27289           27206
           9        27520           27423           27336
          10        27661           27574           27441
          11        27828           27745           27608
          12        27888           27789           27657
        97:1        28049           27886           27786
           2        28139           28006           27854
           3        28125           27934           27827
           4        28238           28029           27913
           5        28380           28199           28058
           6        28493           28343           28167
           7        28668           28573           28298
           8        28704           28573           28335
           9        28852           28767           28477
          10        28963           28871           28564
          11        29052           28957           28624
          12        29182           29114           28752
        98:1        29335           29262           28882
           2        29437           29332           28971
           3        29521           29394           29036
           4        29557           29394           29078
           5        29711           29576           29204
           6        29820           29677           29271
           7        29922           29772           29379
           8        30103           29986           29512
           9        30246           30142           29622
          10        30389           30245           29727
          11        30480           30302           29813
          12        30566           30402           29885
        99:1        30737           30566           30035
           2        30847           30569           30143
           3        30873           30612           30184
           4        30944           30689           30244
           5        31005           30701           30293
           6        30977           30593           30288
           7        31088           30691           30363
           8        31164           30694           30398
           9        31269           30768           30483

California Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper
                Intermediate      California    Lehman Brothers
                 California       Municipal      Laddered G/O
    Yr:Month      Municipal       (after all     Index (before
                  Composite         costs)         all costs)

        90:8        25000           25000           25000
           9        24988           25155           25058
          10        25452           25459           25408
          11        26015           25844           25777
          12        26127           26072           25875
        91:1        26424           26340           26247
           2        26557           26649           26481
           3        26578           26566           26446
           4        26942           26814           26756
           5        27184           26937           26892
           6        27108           26889           26887
           7        27472           27112           27137
           8        27796           27378           27457
           9        28168           27686           27776
          10        28430           27891           27981
          11        28510           27989           28090
          12        29051           28558           28675
        92:1        29133           28610           28752
           2        29153           28600           28766
           3        29074           28370           28689
           4        29278           28578           28927
           5        29571           28916           29187
           6        29952           29279           29584
           7        30776           30091           30339
           8        30440           29901           30105
           9        30626           30111           30322
          10        30292           29803           30216
          11        30792           30239           30572
          12        31054           30500           30786
        93:1        31389           30820           31103
           2        32347           31647           31875
           3        32001           31314           31569
           4        32253           31469           31774
           5        32369           31577           31885
           6        32826           31950           32271
           7        32796           31855           32293
           8        33423           32374           32726
           9        33820           32702           32959
          10        33875           32727           33011
          11        33637           32544           32919
          12        34240           33015           33373
        94:1        34609           33326           33690
           2        33838           32694           33087
           3        32890           32066           32389
           4        33025           32043           32697
           5        33246           32213           32876
           6        33140           32168           32807
           7        33617           32562           33162
           8        33745           32664           33311
           9        33428           32381           33084
          10        32970           32096           32896
          11        32459           31737           32669
          12        32825           31975           32940
        95:1        33495           32592           33322
           2        34239           33414           33819
           3        34578           33727           34296
           4        34626           33804           34383
           5        35481           34674           35132
           6        35258           34446           35143
           7        35635           34807           35609
           8        36027           35120           35976
           9        36229           35330           36104
          10        36624           35701           36299
          11        37048           36150           36620
          12        37252           36362           36804
        96:1        37584           36708           37194
           2        37460           36580           37109
           3        37029           36160           36902
           4        36999           36109           36861
           5        36988           36084           36816
           6        37240           36350           37080
           7        37571           36604           37338
           8        37571           36626           37398
           9        37879           36955           37682
          10        38266           37284           38027
          11        38874           37797           38549
          12        38730           37716           38498
        97:1        38804           37822           38630
           2        39052           38042           38893
           3        38681           37705           38509
           4        38863           37898           38687
           5        39372           38309           39084
           6        39730           38619           39412
           7        40648           39374           40115
           8        40307           39162           39920
           9        40710           39476           40274
          10        40820           39611           40508
          11        40987           39739           40633
          12        41479           40108           41013
        98:1        41869           40439           41363
           2        41927           40519           41417
           3        41856           40487           41479
           4        41617           40393           41302
           5        42192           40840           41791
           6        42302           40959           41915
           7        42428           41068           42065
           8        43065           41530           42629
           9        43702           41989           43052
          10        43641           42030           43160
          11        43759           42140           43238
          12        43776           42163           43387
        99:1        44289           42589           43871
           2        44080           42484           43770
           3        44147           42539           43811
           4        44182           42586           43931
           5        43912           42376           43794
           6        43289           42044           43341
           7        43527           42208           43565
           8        43335           42105           43566
           9        43491           42243           43719

Short Duration California Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

               Lehman Brothers     Lipper      Short Duration
                  One-Year       Short-Term      California
    Yr:Month      Municipal       Municipal       Municipal
                Index (before     Composite   (after all costs)
                  all costs)

       94:10        25000           25000           25000
          11        25038           24918           24978
          12        25102           25007           25055
        95:1        25231           25187           25202
           2        25402           25424           25451
           3        25570           25584           25566
           4        25663           25669           25668
           5        25904           25938           25915
           6        25992           26032           26000
           7        26182           26185           26185
           8        26321           26313           26267
           9        26394           26377           26332
          10        26502           26503           26442
          11        26628           26662           26554
          12        26728           26777           26631
        96:1        26881           26937           26786
           2        26946           26970           26813
           3        26964           26919           26793
           4        27028           26948           26841
           5        27096           27007           26885
           6        27228           27105           26990
           7        27343           27229           27105
           8        27396           27289           27146
           9        27520           27423           27256
          10        27661           27574           27384
          11        27828           27745           27530
          12        27888           27789           27578
        97:1        28049           27886           27683
           2        28139           28006           27747
           3        28125           27934           27740
           4        28238           28029           27824
           5        28380           28199           27923
           6        28493           28343           28030
           7        28668           28573           28178
           8        28704           28573           28209
           9        28852           28767           28317
          10        28963           28871           28393
          11        29052           28957           28446
          12        29182           29114           28571
        98:1        29335           29262           28693
           2        29437           29332           28778
           3        29521           29394           28837
           4        29557           29394           28849
           5        29711           29576           28967
           6        29820           29677           29055
           7        29922           29772           29190
           8        30103           29986           29317
           9        30246           30142           29443
          10        30389           30245           29569
          11        30480           30302           29655
          12        30566           30402           29686
        99:1        30737           30566           29832
           2        30847           30569           29915
           3        30873           30612           29929
           4        30944           30689           30007
           5        31005           30701           30024
           6        30977           30593           30014
           7        31088           30691           30115
           8        31164           30694           30168
           9        31269           30768           30296

New York Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper
                Intermediate   Lehman Brothers
                  New York      Laddered G/O      New York
    Yr:Month      Municipal     Index (before     Municipal
                  Composite       all costs)   (after all costs)

        89:1        25000           25000           25000
           2        24750           24768           24881
           3        24750           24631           24809
           4        25389           25035           25201
           5        25868           25458           25589
           6        26197           25759           26022
           7        26469           26112           26313
           8        26221           26020           26154
           9        26105           26028           26119
          10        26319           26260           26415
          11        26725           26583           26731
          12        26928           26798           26872
        90:1        26658           26814           26733
           2        26888           26996           26912
           3        26842           26937           26920
           4        26514           26864           26800
           5        27167           27321           27193
           6        27463           27534           27412
           7        27960           27842           27703
           8        27420           27742           27579
           9        27341           27806           27718
          10        27620           28195           28096
          11        28222           28604           28494
          12        28323           28713           28658
        91:1        28706           29126           28979
           2        28878           29386           29257
           3        28985           29347           29267
           4        29437           29691           29548
           5        29664           29842           29712
           6        29634           29836           29717
           7        30117           30114           29973
           8        30554           30469           30301
           9        31015           30822           30585
          10        31313           31051           30796
          11        31354           31172           30916
          12        31999           31820           31642
        92:1        31823           31906           31552
           2        31941           31922           31632
           3        32043           31836           31492
           4        32383           32100           31761
           5        32856           32389           32079
           6        33536           32829           32544
           7        34763           33666           33479
           8        34235           33407           33211
           9        34338           33648           33432
          10        34018           33530           33106
          11        34586           33926           33551
          12        34901           34163           33820
        93:1        35271           34515           34138
           2        36294           35371           35046
           3        35960           35031           34698
           4        36233           35259           34941
           5        36415           35382           35058
           6        36884           35811           35516
           7        36873           35836           35424
           8        37507           36316           35981
           9        37822           36574           36334
          10        37909           36632           36393
          11        37652           36530           36170
          12        38296           37034           36714
        94:1        38701           37386           37013
           2        37916           36716           36374
           3        36903           35942           35650
           4        37092           36283           35660
           5        37388           36483           35938
           6        37317           36406           35864
           7        37761           36799           36314
           8        37882           36965           36384
           9        37503           36714           36038
          10        37068           36504           35665
          11        36527           36252           35237
          12        37053           36553           35779
        95:1        37661           36977           36416
           2        38418           37528           37197
           3        38718           38057           37522
           4        38795           38155           37644
           5        39714           38985           38626
           6        39583           38998           38465
           7        39971           39515           38791
           8        40395           39922           39206
           9        40548           40064           39330
          10        40950           40280           39721
          11        41392           40637           40171
          12        41641           40841           40419
        96:1        41990           41274           40725
           2        41801           41179           40529
           3        41379           40950           40181
           4        41263           40904           40131
           5        41201           40854           40108
           6        41482           41147           40379
           7        41884           41433           40673
           8        41859           41500           40646
           9        42269           41815           41026
          10        42654           42198           41401
          11        43336           42777           41928
          12        43176           42721           41845
        97:1        43228           42867           41973
           2        43560           43159           42260
           3        43094           42733           41887
           4        43318           42930           42143
           5        43886           43371           42548
           6        44312           43735           42870
           7        45344           44515           43663
           8        44950           44298           43396
           9        45417           44691           43790
          10        45576           44951           43981
          11        45758           45090           44099
          12        46349           45512           44582
        98:1        46743           45900           44931
           2        46757           45960           44962
           3        46710           46029           44995
           4        46402           45833           44826
           5        47125           46375           45370
           6        47281           46513           45542
           7        47333           46680           45602
           8        48052           47305           46164
           9        48624           47774           46556
          10        48610           47894           46675
          11        48673           47981           46771
          12        48863           48147           46904
        99:1        49444           48683           47428
           2        49157           48571           47282
           3        49103           48617           47314
           4        49226           48749           47407
           5        48931           48598           47208
           6        48216           48095           46726
           7        48443           48343           46917
           8        48244           48344           46840
           9        48288           48514           46899

Short Duration New York Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

               Lehman Brothers      Lipper     Short Duration
                  One-Year        Short-Term      New York
    Yr:Month   Municipal Index     Municipal      Municipal
              (before all costs)   Composite   (after all costs)

       94:10        25000           25000           25000
          11        25038           24918           24970
          12        25102           25007           25062
        95:1        25231           25187           25212
           2        25402           25424           25450
           3        25570           25584           25582
           4        25663           25669           25659
           5        25904           25938           25882
           6        25992           26032           25984
           7        26182           26185           26124
           8        26321           26313           26221
           9        26394           26377           26284
          10        26502           26503           26374
          11        26628           26662           26496
          12        26728           26777           26583
        96:1        26881           26937           26736
           2        26946           26970           26803
           3        26964           26919           26783
           4        27028           26948           26806
           5        27096           27007           26871
           6        27228           27105           26956
           7        27343           27229           27075
           8        27396           27289           27073
           9        27520           27423           27213
          10        27661           27574           27350
          11        27828           27745           27486
          12        27888           27789           27520
        97:1        28049           27886           27636
           2        28139           28006           27707
           3        28125           27934           27685
           4        28238           28029           27779
           5        28380           28199           27890
           6        28493           28343           28005
           7        28668           28573           28140
           8        28704           28573           28158
           9        28852           28767           28300
          10        28963           28871           28388
          11        29052           28957           28448
          12        29182           29114           28553
        98:1        29335           29262           28687
           2        29437           29332           28755
           3        29521           29394           28823
           4        29557           29394           28844
           5        29711           29576           28970
           6        29820           29677           29061
           7        29922           29772           29150
           8        30103           29986           29282
           9        30246           30142           29391
          10        30389           30245           29497
          11        30480           30302           29565
          12        30566           30402           29628
        99:1        30737           30566           29781
           2        30847           30569           29847
           3        30873           30612           29914
           4        30944           30689           29957
           5        31005           30701           29988
           6        30977           30593           29966
           7        31088           30691           30052
           8        31164           30694           30096
           9        31269           30768           30167

--------------------------------------------------------------------------------
1 Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. Both indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.
--------------------------------------------------------------------------------
                                                            1999 Annual Report 5

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--September 30, 1999

                                                                           BERNSTEIN           BERNSTEIN          BERNSTEIN
                                                                          TAX-MANAGED        INTERNATIONAL        EMERGING
                                                                      INTERNATIONAL VALUE        VALUE          MARKETS VALUE
                                                                           PORTFOLIO         PORTFOLIO II         PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)          $ 3,598,748,637    $ 2,428,813,862    $   692,105,236
  Investments in securities at value--affiliated issuers (Note 3) (b)                 0                  0         23,445,895
  Foreign currency at value (c)                                              83,416,440         50,279,428          6,996,928
  Cash in bank                                                                       91                 81                806
  Receivables:
    Interest                                                                     11,220              6,372                647
    Dividends                                                                11,119,864          7,746,168          1,638,332
    Investment securities sold                                                9,944,870         16,369,421            985,782
    Capital shares sold                                                       6,976,091          2,126,536          1,466,783
    Foreign withholding tax reclaims                                          2,197,151          1,340,074                  0
    Margin due from broker on futures contracts                                 176,022            130,387                  0
  Unamortized organization expenses (Note 1)                                          0                  0             11,647
  Collateral held for securities loaned (Note 1)                            440,459,286        263,232,448                  0
  Other assets                                                                   85,109             55,195             28,400
  Appreciation on foreign currency contracts (Note 3D)                          328,009             58,937                  0
                                                                        ---------------    ---------------    ---------------
  Total assets                                                            4,153,462,790      2,770,158,909        726,680,456
                                                                        ---------------    ---------------    ---------------
LIABILITIES
  Payables:
    Bank borrowing                                                                    0                  0                  0
    Dividends to shareholders                                                         0                  0                  0
    Investment securities purchased                                          31,295,887         29,075,857          2,397,072
    Capital shares redeemed                                                   2,069,420          2,321,397            425,213
    Management fee (Note 2)                                                   2,818,213          1,924,176            768,120
    Shareholder servicing and administration fee (Note 2)                       760,006            511,662            153,624
    Accrued expenses                                                            400,166            224,109            183,116
    Organization costs payable to the manager                                         0                  0                  0
    Foreign withholding and capital gains taxes                               1,345,310            912,217          2,290,450
    Margin owed to broker on futures contracts                                        0                  0                  0
  Depreciation on foreign currency contracts (Note 3D)                       19,735,743         12,833,961             19,312
  Securities lending collateral (Note 1)                                    440,459,286        263,232,448                  0
                                                                        ---------------    ---------------    ---------------
  Total liabilities                                                         498,884,031        311,035,827          6,236,907
                                                                        ---------------    ---------------    ---------------
  NET ASSETS (d)                                                        $ 3,654,578,759    $ 2,459,123,082    $   720,443,549
                                                                        ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                     $20.02             $20.11             $17.67
                                                                        ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                 $       182,512    $       122,255    $        40,783
  Additional paid-in capital                                              3,056,303,880      2,376,456,889        781,547,825
  Undistributed net investment income/(excess distributions)                 17,240,366           (539,288)         1,604,602
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                             54,150,027          2,698,664        (63,432,607)
  Unrealized appreciation (depreciation) of:
    Investments and futures (net of accrued foreign
    capital gains taxes of $0, $0 and $2,176,059)                           545,388,905         93,009,414            870,003
    Foreign currencies                                                      (18,686,931)       (12,624,852)          (187,057)
                                                                        ---------------    ---------------    ---------------
                                                                        $ 3,654,578,759    $ 2,459,123,082    $   720,443,549
                                                                        ===============    ===============    ===============

(a) Cost:$3,051,727,089; $2,335,227,525; $678,115,197; $3,456,039,667;
$618,533,593; $134,601,584; $1,500,885,118; $591,933,519; and $843,258,622,
respectively (Note 1) (b) Cost: $34,389,872 (Note 1) (c) Cost: $82,815,111;
$50,019,113; and $7,134,153, respectively (Note 1) (d) Applicable to:
182,510,805; 122,254,873; 40,782,667; 211,115,466; 45,157,606; 10,237,664;
112,597,597; 44,260,107; and 63,315,139 shares of capital stock outstanding, respectively.


See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.
--------------------------------------------------------------------------------
6 Sanford C. Bernstein Fund, Inc.

                                                                         BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                        INTERMEDIATE          SHORT            GOVERNMENT
                                                                         DURATION         DURATION PLUS      SHORT DURATION
                                                                         PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)        $ 3,387,098,716    $   613,106,668    $   133,754,271
  Investments in securities at value--affiliated issuers (Note 3) (b)               0                  0                  0
  Foreign currency at value (c)                                                     0                  0                  0
  Cash in bank                                                                      0                  0                697
  Receivables:
    Interest                                                               28,044,968          5,607,939          1,595,291
    Dividends                                                                       0                  0                  0
    Investment securities sold                                            360,855,861                  0            264,890
    Capital shares sold                                                     2,960,221            337,536            244,200
    Foreign withholding tax reclaims                                                0                  0                  0
    Margin due from broker on futures contracts                                     0                  0                  0
  Unamortized organization expenses (Note 1)                                        0                  0                  0
  Collateral held for securities loaned (Note 1)                                    0                  0                  0
  Other assets                                                                 60,887             12,520              2,899
  Appreciation on foreign currency contracts (Note 3D)                              0                  0                  0
                                                                      ---------------    ---------------    ---------------
  Total assets                                                          3,779,020,653        619,064,663        135,862,248
                                                                      ---------------    ---------------    ---------------
LIABILITIES
  Payables:
    Bank borrowing                                                             37,759              4,724                  0
    Dividends to shareholders                                               4,560,946            918,427            159,506
    Investment securities purchased                                     1,093,147,515         59,232,909          7,842,645
    Capital shares redeemed                                                 3,745,587          1,119,151            179,638
    Management fee (Note 2)                                                 1,031,687            227,630             52,265
    Shareholder servicing and administration fee (Note 2)                     220,131             45,526             10,453
    Accrued expenses                                                          225,951             53,811             19,851
    Organization costs payable to the manager                                       0                  0                  0
    Foreign withholding and capital gains taxes                                     0                  0                  0
    Margin owed to broker on futures contracts                                      0            190,937                  0
  Depreciation on foreign currency contracts (Note 3D)                      1,643,551            255,895                  0
  Securities lending collateral (Note 1)                                            0                  0                  0
                                                                      ---------------    ---------------    ---------------
  Total liabilities                                                     1,104,613,127         62,049,010          8,264,358
                                                                      ---------------    ---------------    ---------------
  NET ASSETS (d)                                                      $ 2,674,407,526    $   557,015,653    $   127,597,890
                                                                      ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                   $12.67             $12.33             $12.46
                                                                      ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                               $       211,117    $        45,159    $        10,238
  Additional paid-in capital                                            2,770,261,435        568,080,972        129,510,034
  Undistributed net investment income/(excess distributions)               (4,578,332)        (1,023,053)            55,344
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                          (20,892,571)        (4,381,184)        (1,130,413)
  Unrealized appreciation (depreciation) of:
    Investments and futures (net of accrued foreign
    capital gains taxes of $0, $0 and $2,176,059)                         (68,940,951)        (5,448,956)          (847,313)
    Foreign currencies                                                     (1,653,172)          (257,285)                 0
                                                                      ---------------    ---------------    ---------------
                                                                      $ 2,674,407,526    $   557,015,653    $   127,597,890
                                                                      ===============    ===============    ===============

                                                                         BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                        DIVERSIFIED         CALIFORNIA         NEW YORK
                                                                         MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                         PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)        $ 1,499,048,490    $   592,169,179    $   842,760,123
  Investments in securities at value--affiliated issuers (Note 3) (b)               0                  0                  0
  Foreign currency at value (c)                                                     0                  0                  0
  Cash in bank                                                              1,481,866             46,426              3,594
  Receivables:
    Interest                                                               21,665,617          8,994,024         13,729,619
    Dividends                                                                       0                  0                  0
    Investment securities sold                                             28,728,037          9,514,544          2,832,600
    Capital shares sold                                                     5,148,943            712,384          1,061,960
    Foreign withholding tax reclaims                                                0                  0                  0
    Margin due from broker on futures contracts                                     0                  0                  0
  Unamortized organization expenses (Note 1)                                        0                  0                  0
  Collateral held for securities loaned (Note 1)                                    0                  0                  0
  Other assets                                                                 34,426             13,680             19,434
  Appreciation on foreign currency contracts (Note 3D)                              0                  0                  0
                                                                      ---------------    ---------------    ---------------
  Total assets                                                          1,556,107,379        611,450,237        860,407,330
                                                                      ---------------    ---------------    ---------------
LIABILITIES
  Payables:
    Bank borrowing                                                                  0                  0                  0
    Dividends to shareholders                                               1,715,019            653,745            994,669
    Investment securities purchased                                        34,279,842          4,162,095         10,666,652
    Capital shares redeemed                                                 2,017,546            311,830          2,282,820
    Management fee (Note 2)                                                   600,550            247,630            349,815
    Shareholder servicing and administration fee (Note 2)                     124,323             49,526             69,963
    Accrued expenses                                                          137,039             63,154             73,031
    Organization costs payable to the manager                                       0                  0                  0
    Foreign withholding and capital gains taxes                                     0                  0                  0
    Margin owed to broker on futures contracts                                      0                  0                  0
  Depreciation on foreign currency contracts (Note 3D)                              0                  0                  0
  Securities lending collateral (Note 1)                                            0                  0                  0
                                                                      ---------------    ---------------    ---------------
  Total liabilities                                                        38,874,319          5,487,980         14,436,950
                                                                      ---------------    ---------------    ---------------
  NET ASSETS (d)                                                      $ 1,517,233,060    $   605,962,257    $   845,970,380
                                                                      ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                   $13.47             $13.69             $13.36
                                                                      ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                               $       112,599    $        44,261    $        63,315
  Additional paid-in capital                                            1,513,697,951        604,210,767        843,477,967
  Undistributed net investment income/(excess distributions)                   32,266            (31,860)             9,519
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                            5,226,872          1,503,429          2,918,078
  Unrealized appreciation (depreciation) of:
    Investments and futures (net of accrued foreign
    capital gains taxes of $0, $0 and $2,176,059)                          (1,836,628)           235,660           (498,499)
    Foreign currencies                                                              0                  0                  0
                                                                      ---------------    ---------------    ---------------
                                                                      $ 1,517,233,060    $   605,962,257    $   845,970,380
                                                                      ===============    ===============    ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                           1999 Annual Report  7

Sanford C. Bernstein Fund, Inc.

                                                                      BERNSTEIN                BERNSTEIN               BERNSTEIN
                                                                    SHORT DURATION          SHORT DURATION          SHORT DURATION
                                                                DIVERSIFIED MUNICIPAL    CALIFORNIA MUNICIPAL     NEW YORK MUNICIPAL
                                                                      PORTFOLIO                PORTFOLIO               PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (e)        $ 166,201,005           $ 109,247,473           $ 100,724,540
  Investments in securities at value--affiliated issuers (Note 3)                 0                       0                       0
  Foreign currency at value                                                       0                       0                       0
  Cash in bank                                                                    0                  40,132                  95,259
  Receivables:
    Interest                                                              2,457,080               1,597,424               1,751,049
    Dividends                                                                     0                       0                       0
    Investment securities sold                                            1,580,412               2,048,867               2,795,000
    Capital shares sold                                                   1,004,193                   9,300                 200,730
    Foreign withholding tax reclaims                                              0                       0                       0
    Margin due from broker on futures contracts                                   0                       0                       0
  Unamortized organization expenses (Note 1)                                     44                      22                      24
  Collateral held for securities loaned (Note 1)                                  0                       0                       0
  Other assets                                                                3,745                   2,493                   2,371
  Appreciation on foreign currency contracts (Note 3D)                            0                       0                       0
                                                                      -------------           -------------           -------------
  Total assets                                                          171,246,479             112,945,711             105,568,973
                                                                      -------------           -------------           -------------
LIABILITIES
  Payables:
    Bank borrowing                                                            1,819                       0                       0
    Dividends to shareholders                                               157,889                  97,456                 109,785
    Investment securities purchased                                               0               4,194,722               3,408,101
    Capital shares redeemed                                                 255,665                  67,194                  73,726
    Management fee (Note 2)                                                  68,575                  44,375                  42,005
    Shareholder servicing and administration fee (Note 2)                    13,715                   8,875                   8,401
    Accrued expenses                                                         26,314                  21,403                  25,436
    Organization costs payable to the manager                                   706                     265                     297
    Foreign withholding and capital gains taxes                                   0                       0                       0
    Margin owed to broker on futures contracts                                    0                       0                       0
  Depreciation on foreign currency contracts (Note 3D)                            0                       0                       0
  Securities lending collateral (Note 1)                                          0                       0                       0
                                                                      -------------           -------------           -------------
  Total liabilities                                                         524,683               4,434,290               3,667,751
                                                                      -------------           -------------           -------------
  NET ASSETS (f)                                                      $ 170,721,796           $ 108,511,421           $ 101,901,222
                                                                      =============           =============           =============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                 $12.49                  $12.53                  $12.35
                                                                      =============           =============           =============
NET ASSETS CONSIST OF:
  Capital stock, at par                                               $      13,668           $       8,663           $       8,253
  Additional paid-in capital                                            170,748,201             108,378,005             102,749,308
  Undistributed net investment income/(excess distributions)                 (9,678)                (20,838)                    172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                            544,328                 319,985                (172,082)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                (574,723)               (174,394)               (684,429)
    Foreign currencies                                                            0                       0                       0
                                                                      -------------           -------------           -------------
                                                                      $ 170,721,796           $ 108,511,421           $ 101,901,222
                                                                      =============           =============           =============

(e) Cost: $166,775,728; $109,421,867; and $101,408,969, respectively (Note 1)
(f) Applicable to: 13,667,470; 8,662,577; and 8,252,872 shares of capital stock outstanding, respectively.


See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.
--------------------------------------------------------------------------------
8  Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Year Ended September 30, 1999

                                                                           BERNSTEIN                                BERNSTEIN
                                                                          TAX-MANAGED           BERNSTEIN            EMERGING
                                                                         INTERNATIONAL        INTERNATIONAL          MARKETS
                                                                             VALUE                VALUE               VALUE
                                                                           PORTFOLIO         PORTFOLIO II (a)       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                             $    69,322,044     $    18,994,792     $       644,238
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $3,593,246, $2,949,545 and $1,218,859)               24,882,284          16,020,168          13,512,329
    Dividends--affiliated issuers (net of foreign
    withholding taxes of $0, $0 and $645,328)                                          0                   0           2,008,981
                                                                         ---------------     ---------------     ---------------
  Total income                                                                94,204,328          35,014,960          16,165,548
                                                                         ---------------     ---------------     ---------------
  Expenses (Notes 1 and 2):
    Management fee                                                            43,123,530           9,459,285           7,259,085
    Shareholder servicing and administration fee                              11,539,641           2,511,141           1,451,817
    Custodian and transfer agent fees                                          2,143,690             473,637           1,235,146
    Auditing and tax consulting fees                                             119,089              50,259              20,136
    Insurance                                                                     59,775               4,254               6,536
    Directors' fees and expenses                                                  57,208              15,999               6,972
    Legal fees                                                                    19,269               5,200              12,323
    Registration fees                                                            173,057              65,892              59,123
    Printing                                                                      63,234              27,473              23,692
    Amortization of organization expense                                               0                   0               9,930
    Miscellaneous                                                                122,064              11,702               9,871
                                                                         ---------------     ---------------     ---------------
  Total expenses                                                              57,420,557          12,624,842          10,094,631
                                                                         ---------------     ---------------     ---------------
  Net investment income                                                       36,783,771          22,390,118           6,070,917
                                                                         ---------------     ---------------     ---------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                  415,051,408          10,205,897         (32,273,234)(b)
    Futures transactions                                                      32,795,970          (7,507,233)                  0
    Foreign currency transactions                                           (136,943,661)        (22,929,406)         (1,012,613)
                                                                         ---------------     ---------------     ---------------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                  310,903,717         (20,230,742)        (33,285,847)
                                                                         ---------------     ---------------     ---------------
  Net increase in unrealized
  appreciation/(depreciation) of:
    Investments and futures (net of accrued foreign capital                  837,628,350          93,009,414         311,942,861
    gains taxes of $0, $0 and $ 2,176,059)
    Foreign currencies                                                       (29,072,755)        (12,624,852)           (129,507)
                                                                         ---------------     ---------------     ---------------
  Net increase in unrealized appreciation/(depreciation)
  on investments, futures and foreign currencies                             808,555,595          80,384,562         311,813,354
                                                                         ---------------     ---------------     ---------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                              1,119,459,312          60,153,820         278,527,507
                                                                         ---------------     ---------------     ---------------

  Net increase in net assets
  resulting from operations                                              $ 1,156,243,083     $    82,543,938     $   284,598,424
                                                                         ===============     ===============     ===============

(a) Commenced operations April 30, 1999
(b) Includes net realized gain (loss) from investment transactions of $(472,821) from affiliated issuers


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                           1999 Annual Report  9

Sanford C. Bernstein Fund, Inc.


                                                                  BERNSTEIN       BERNSTEIN        BERNSTEIN
                                                                INTERMEDIATE        SHORT          GOVERNMENT
                                                                  DURATION      DURATION PLUS    SHORT DURATION
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                   $ 168,917,697    $  34,209,176    $   7,040,539
    Dividends--unaffiliated issuers                                        0                0                0
    Dividends--affiliated issuers                                          0                0                0
                                                               -------------    -------------    -------------
  Total income                                                   168,917,697       34,209,176        7,040,539
                                                               -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                12,207,162        2,847,005          663,855
    Shareholder servicing and administration fee                   2,601,592          569,401          132,771
    Custodian and transfer agent fees                                443,305          184,908           89,785
    Auditing and tax consulting fees                                  66,367           21,353           10,017
    Insurance                                                         26,784            7,678            1,789
    Directors' fees and expenses                                      34,216            7,492            1,741
    Legal fees                                                         9,876            2,189              516
    Registration fees                                                139,010           42,860           19,649
    Printing                                                          38,595           12,608            2,457
    Amortization of organization expense                                   0                0                0
    Miscellaneous                                                     31,768            8,024            2,355
                                                               -------------    -------------    -------------
  Total expenses                                                  15,598,675        3,703,518          924,935
                                                               -------------    -------------    -------------
  Net investment income                                          153,319,022       30,505,658        6,115,604
                                                               -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                      (12,425,279)        (288,171)         349,427
    Futures transactions                                             510,475          738,412            4,819
    Foreign currency transactions                                    599,255         (257,703)               0
                                                               -------------    -------------    -------------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                      (11,315,549)         192,538          354,246
                                                               -------------    -------------    -------------

  Net decrease in unrealized appreciation/(depreciation) of:
    Investments and futures                                     (117,133,406)      (9,835,987)      (2,469,625)
    Foreign currencies                                             1,487,797          520,651                0
                                                               -------------    -------------    -------------

  Net decrease in unrealized appreciation/(depreciation)
  on investments, futures and foreign currencies                (115,645,609)      (9,315,336)      (2,469,625)
                                                               -------------    -------------    -------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                   (126,961,158)      (9,122,798)      (2,115,379)
                                                               -------------    -------------    -------------

  Net increase in net assets
  resulting from operations                                    $  26,357,864    $  21,382,860    $   4,000,225
                                                               =============    =============    =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10  Sanford C. Bernstein Fund, Inc.

                                                                                                                    BERNSTEIN
                                                                 BERNSTEIN        BERNSTEIN        BERNSTEIN      SHORT DURATION
                                                                DIVERSIFIED       CALIFORNIA       NEW YORK        DIVERSIFIED
                                                                 MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                   $  68,653,110    $  26,526,198    $  39,930,795    $   6,732,376
    Dividends--unaffiliated issuers                                        0                0                0                0
    Dividends--affiliated issuers                                          0                0                0                0
                                                               -------------    -------------    -------------    -------------
  Total income                                                    68,653,110       26,526,198       39,930,795        6,732,376
                                                               -------------    -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                 7,059,916        2,931,770        4,218,345          839,410
    Shareholder servicing and administration fee                   1,457,759          586,354          843,669          167,882
    Custodian and transfer agent fees                                362,452          188,675          237,476          120,490
    Auditing and tax consulting fees                                  38,975           19,566           25,389           10,342
    Insurance                                                         14,656            5,357            8,844            1,904
    Directors' fees and expenses                                      19,426            7,843           11,137            2,245
    Legal fees                                                         5,548            2,228            3,199              636
    Registration fees                                                122,795           22,212           25,104           47,120
    Printing                                                          23,529            9,130           14,315            3,678
    Amortization of organization expense                                   0                0                0            4,170
    Miscellaneous                                                     15,181            6,086            9,372            2,491
                                                               -------------    -------------    -------------    -------------
  Total expenses                                                   9,120,237        3,779,221        5,396,850        1,200,368
                                                               -------------    -------------    -------------    -------------
  Net investment income                                           59,532,873       22,746,977       34,533,945        5,532,008
                                                               -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                        2,609,083        1,632,836        1,683,143          478,112
    Futures transactions                                           3,461,667                0        2,026,200          151,008
    Foreign currency transactions                                          0                0                0                0
                                                               -------------    -------------    -------------    -------------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                        6,070,750        1,632,836        3,709,343          629,120
                                                               -------------    -------------    -------------    -------------

  Net decrease in unrealized appreciation/(depreciation) of:
    Investments and futures                                      (54,397,055)     (20,788,841)     (32,404,853)      (1,250,339)
    Foreign currencies                                                     0                0                0                0
                                                               -------------    -------------    -------------    -------------

  Net decrease in unrealized appreciation/(depreciation)
  on investments, futures and foreign currencies                 (54,397,055)     (20,788,841)     (32,404,853)      (1,250,339)
                                                               -------------    -------------    -------------    -------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                    (48,326,305)     (19,156,005)     (28,695,510)        (621,219)
                                                               -------------    -------------    -------------    -------------

  Net increase in net assets
  resulting from operations                                    $  11,206,568    $   3,590,972    $   5,838,435    $   4,910,789
                                                               =============    =============    =============    =============
                                                                  BERNSTEIN         BERNSTEIN
                                                                SHORT DURATION    SHORT DURATION
                                                                 CALIFORNIA         NEW YORK
                                                                  MUNICIPAL         MUNICIPAL
                                                                  PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                    $   3,825,390    $   3,963,661
    Dividends--unaffiliated issuers                                         0                0
    Dividends--affiliated issuers                                           0                0
                                                                -------------    -------------
  Total income                                                      3,825,390        3,963,661
                                                                -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                    488,910          459,860
    Shareholder servicing and administration fee                       97,782           91,972
    Custodian and transfer agent fees                                  98,955           98,321
    Auditing and tax consulting fees                                    8,753            8,620
    Insurance                                                           1,107            1,044
    Directors' fees and expenses                                        1,625            1,202
    Legal fees                                                            381              339
    Registration fees                                                   7,924           11,736
    Printing                                                            1,838            2,132
    Amortization of organization expense                                1,433            1,626
    Miscellaneous                                                       1,704            1,638
                                                                -------------    -------------
  Total expenses                                                      710,412          678,490
                                                                -------------    -------------
  Net investment income                                             3,114,978        3,285,171
                                                                -------------    -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                           496,592          (40,934)
    Futures transactions                                                    0           74,972
    Foreign currency transactions                                           0                0
                                                                -------------    -------------

  Net realized gain (loss) on investment,
  futures and foreign currency transactions                           496,592           34,038
                                                                -------------    -------------

  Net decrease in unrealized appreciation/(depreciation) of:
    Investments and futures                                          (813,411)        (945,109)
    Foreign currencies                                                      0                0
                                                                -------------    -------------

  Net decrease in unrealized appreciation/(depreciation)
  on investments, futures and foreign currencies                     (813,411)        (945,109)
                                                                -------------    -------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                        (316,819)        (911,071)
                                                                -------------    -------------

  Net increase in net assets
  resulting from operations                                     $   2,798,159    $   2,374,100
                                                                =============    =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  11

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                 --------------------------------------------------------
                                                       BERNSTEIN TAX-MANAGED              BERNSTEIN
                                                        INTERNATIONAL VALUE          INTERNATIONAL VALUE
                                                             PORTFOLIO                   PORTFOLIO II
                                                 --------------------------------------------------------

                                                        YEAR              YEAR               YEAR
                                                        ENDED             ENDED              ENDED
                                                       9/30/99           9/30/98          9/30/99 (a)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    36,783,771    $    51,898,112    $    22,390,118
    Net realized gain (loss) on investments
    and futures transactions                         447,847,378        246,291,434          2,698,664
    Net realized gain (loss) on foreign
    currency transactions                           (136,943,661)       202,852,911        (22,929,406)
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
       Investments and futures                       837,628,350       (916,280,711)        93,009,414
       Foreign currencies                            (29,072,755)        11,676,196        (12,624,852)
                                                 ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                        1,156,243,083       (403,562,058)        82,543,938
                                                 ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income            (257,746,201)      (264,449,031)                 0
    Distributions from net realized gains           (242,106,908)      (168,349,560)                 0
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0
                                                 ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                   (499,853,109)      (432,798,591)                 0
                                                 ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                899,970,956      1,172,186,510      2,511,842,933
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains        482,409,395        420,644,903                  0
                                                 ---------------    ---------------    ---------------
  Total proceeds from shares sold                  1,382,380,351      1,592,831,413      2,511,842,933
    Cost of shares redeemed                       (3,296,774,363)      (809,885,835)      (135,263,789)
                                                 ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                      (1,914,394,012)       782,945,578      2,376,579,144
                                                 ---------------    ---------------    ---------------
  Net increase (decrease) in net assets           (1,258,004,038)       (53,415,071)     2,459,123,082

NET ASSETS:
  Beginning of period                              4,912,582,797      4,965,997,868                  0
                                                 ---------------    ---------------    ---------------
  End of period                                  $ 3,654,578,759    $ 4,912,582,797    $ 2,459,123,082
                                                 ===============    ===============    ===============
                                                       (b)                 (c)               (d)

(a) Commenced operations April 30, 1999 (b) Includes undistributed net investment income/(excess distributions) of $17,240,366 (c) Includes undistributed net investment income/(excess distributions) of $243,194,051 (d) Includes undistributed net investment income/(excess distributions) of $(539,288)


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12  Sanford C. Bernstein Fund, Inc.

                                                 ---------------------------------------------------------------------------
                                                             BERNSTEIN                                BERNSTEIN
                                                       EMERGING MARKETS VALUE                  INTERMEDIATE DURATION
                                                             PORTFOLIO                                PORTFOLIO
                                                 ---------------------------------------------------------------------------

                                                      YEAR                YEAR                YEAR               YEAR
                                                      ENDED               ENDED               ENDED              ENDED
                                                     9/30/99             9/30/98             9/30/99            9/30/98
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $     6,070,917     $     5,396,064     $   153,319,022    $   124,584,854
    Net realized gain (loss) on investments
    and futures transactions                         (32,273,234)        (30,463,089)        (11,914,804)        38,518,633
    Net realized gain (loss) on foreign
    currency transactions                             (1,012,613)         (3,198,459)            599,255         (4,285,320)
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
       Investments and futures                       311,942,861        (282,080,651)       (117,133,406)        34,645,475
       Foreign currencies                               (129,507)             41,198           1,487,797         (2,661,163)
                                                 ---------------     ---------------     ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                          284,598,424        (310,304,937)         26,357,864        190,802,479
                                                 ---------------     ---------------     ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (4,614,364)         (2,126,337)       (150,820,312)      (138,009,938)
    Distributions from net realized gains                      0         (12,049,985)        (19,176,394)       (26,215,852)
    Distributions in excess of net investment
    income due to timing differences                           0                   0          (6,432,298)        (2,808,987)
    Distributions in excess of net realized
    gains due to timing differences                     (695,637)                  0         (13,039,031)                 0
                                                 ---------------     ---------------     ---------------    ---------------
  Total dividends and distributions
  to shareholders                                     (5,310,001)        (14,176,322)       (189,468,035)      (167,034,777)
                                                 ---------------     ---------------     ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                177,037,588         295,773,817         748,001,909        749,852,180
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          5,040,932          14,016,481          68,327,499         58,077,287
                                                 ---------------     ---------------     ---------------    ---------------
  Total proceeds from shares sold                    182,078,520         309,790,298         816,329,408        807,929,467
    Cost of shares redeemed                         (103,609,103)        (60,928,378)       (520,360,615)      (348,368,757)
                                                 ---------------     ---------------     ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          78,469,417+        248,861,920+        295,968,793        459,560,710
                                                 ---------------     ---------------     ---------------    ---------------
  Net increase (decrease) in net assets              357,757,840         (75,619,339)        132,858,622        483,328,412

NET ASSETS:
  Beginning of period                                362,685,709         438,305,048       2,541,548,904      2,058,220,492
                                                 ---------------     ---------------     ---------------    ---------------
  End of period                                  $   720,443,549     $   362,685,709     $ 2,674,407,526    $ 2,541,548,904
                                                 ===============     ===============     ===============    ===============
                                                        (e)                 (f)                (g)                (h)

                                                 -------------------------------------------------------------------------
                                                              BERNSTEIN                             BERNSTEIN
                                                        SHORT DURATION PLUS                 GOVERNMENT SHORT DURATION
                                                              PORTFOLIO                             PORTFOLIO
                                                 -------------------------------------------------------------------------

                                                      YEAR               YEAR               YEAR                YEAR
                                                      ENDED              ENDED              ENDED               ENDED
                                                     9/30/99            9/30/98            9/30/99             9/30/98
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    30,505,658    $    31,015,431    $     6,115,604    $     7,151,756
    Net realized gain (loss) on investments
    and futures transactions                             450,241            919,759            354,246            466,529
    Net realized gain (loss) on foreign
    currency transactions                               (257,703)          (878,851)                 0                  0
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
       Investments and futures                        (9,835,987)         4,606,257         (2,469,625)           936,119
       Foreign currencies                                520,651           (612,233)                 0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                           21,382,860         35,050,363          4,000,225          8,554,404
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (30,470,935)       (34,333,057)        (6,115,604)        (7,151,756)
    Distributions from net realized gains                      0                  0                  0                  0
    Distributions in excess of net investment
    income due to timing differences                           0           (871,494)                 0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (30,470,935)       (35,204,551)        (6,115,604)        (7,151,756)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                190,562,129        200,864,826         49,143,345         48,588,624
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         10,158,499         11,759,861          2,532,738          2,955,299
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    200,720,628        212,624,687         51,676,083         51,543,923
    Cost of shares redeemed                         (229,704,068)      (230,127,588)       (60,000,007)       (56,990,648)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                         (28,983,440)       (17,502,901)        (8,323,924)        (5,446,725)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets              (38,071,515)       (17,657,089)       (10,439,303)        (4,044,077)

NET ASSETS:
  Beginning of period                                595,087,168        612,744,257        138,037,193        142,081,270
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $   557,015,653    $   595,087,168    $   127,597,890    $   138,037,193
                                                 ===============    ===============    ===============    ===============
                                                        (i)                (j)                (k)                 (k)

(e) Includes undistributed net investment income/(excess distributions) of $1,604,602 (f) Includes undistributed net investment income/(excess distributions) of $1,160,120 (g) Includes undistributed net investment income/(excess distributions) of $(4,578,332) (h) Includes undistributed net investment income/(excess distributions) of $(2,498,711) (i) Includes undistributed net investment income/(excess distributions) of $(1,023,053) (j) Includes undistributed net investment income/(excess distributions) of $(913,770) (k) Includes undistributed net investment income/(excess distributions) of $55,344
+ Includes effect of portfolio transaction fee in the amounts of $5,666,475 and $7,165,862 for the year ended September 30, 1999, and year ended September 30, 1998, respectively.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  13

Sanford C. Bernstein Fund, Inc.

                                                 ------------------------------------------------------------------------
                                                             BERNSTEIN                               BERNSTEIN
                                                       DIVERSIFIED MUNICIPAL                   CALIFORNIA MUNICIPAL
                                                             PORTFOLIO                               PORTFOLIO
                                                 ------------------------------------------------------------------------

                                                       YEAR               YEAR               YEAR               YEAR
                                                       ENDED              ENDED              ENDED              ENDED
                                                      9/30/99            9/30/98            9/30/99            9/30/98
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    59,532,873    $    52,097,887    $    22,746,977    $    19,116,294
    Net realized gain (loss) on investments
    and futures transactions                           6,070,750          3,559,573          1,632,836          1,868,344
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
       Investments and futures                       (54,397,055)        17,757,074        (20,788,841)         8,730,332
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                           11,206,568         73,414,534          3,590,972         29,714,970
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (59,532,873)       (52,097,887)       (22,746,977)       (19,116,294)
    Distributions from net realized gains             (3,480,670)          (607,173)        (1,729,937)          (233,401)
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (63,013,543)       (52,705,060)       (24,476,914)       (19,349,695)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                472,466,601        435,356,711        234,127,506        219,904,277
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         15,470,950         11,507,786          6,995,130          4,606,892
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    487,937,551        446,864,497        241,122,636        224,511,169
    Cost of shares redeemed                         (304,682,921)      (196,163,031)      (164,031,885)       (96,503,425)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                         183,254,630        250,701,466         77,090,751        128,007,744
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets              131,447,655        271,410,940         56,204,809        138,373,019

NET ASSETS:
  Beginning of period                              1,385,785,405      1,114,374,465        549,757,448        411,384,429
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $ 1,517,233,060    $ 1,385,785,405    $   605,962,257    $   549,757,448
                                                 ===============    ===============    ===============    ===============
                                                        (l)                (l)                (m)                (m)

(l) Includes undistributed net investment income/(excess distributions) of $32,266 (m) Includes undistributed net investment income/(excess distributions) of $(31,860)


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14  Sanford C. Bernstein Fund, Inc.

                                                -------------------------------------------------------------------------
                                                              BERNSTEIN                      BERNSTEIN SHORT DURATION
                                                          NEW YORK MUNICIPAL                  DIVERSIFIED MUNICIPAL
                                                              PORTFOLIO                             PORTFOLIO
                                                -------------------------------------------------------------------------

                                                        YEAR             YEAR               YEAR               YEAR
                                                        ENDED            ENDED              ENDED              ENDED
                                                       9/30/99          9/30/98            9/30/99            9/30/98
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    34,533,945    $    31,746,788    $     5,532,008    $     5,390,695
    Net realized gain (loss) on investments
    and futures transactions                           3,709,343          2,841,704            629,120            328,088
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
       Investments and futures                       (32,404,853)        11,740,142         (1,250,339)           239,108
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                            5,838,435         46,328,634          4,910,789          5,957,891
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (34,533,945)       (31,746,788)        (5,532,008)        (5,390,695)
    Distributions from net realized gains             (3,154,682)          (346,570)          (343,334)          (430,886)
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (37,688,627)       (32,093,358)        (5,875,342)        (5,821,581)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                230,573,673        253,712,889        120,088,773        119,003,582
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         12,305,657          8,746,828          2,077,637          2,145,728
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    242,879,330        262,459,717        122,166,410        121,149,310
    Cost of shares redeemed                         (181,140,834)      (132,313,148)      (109,033,244)      (114,553,849)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          61,738,496        130,146,569         13,133,166          6,595,461
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets               29,888,304        144,381,845         12,168,613          6,731,771

NET ASSETS:
  Beginning of period                                816,082,076        671,700,231        158,553,183        151,821,412
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $   845,970,380    $   816,082,076    $   170,721,796    $   158,553,183
                                                 ===============    ===============    ===============    ===============
                                                        (n)                (n)                (o)                (o)

                                                 -------------------------------------------------------------------------
                                                      BERNSTEIN SHORT DURATION                BERNSTEIN SHORT DURATION
                                                        CALIFORNIA MUNICIPAL                     NEW YORK MUNICIPAL
                                                              PORTFOLIO                               PORTFOLIO
                                                 -------------------------------------------------------------------------

                                                      YEAR               YEAR               YEAR                 YEAR
                                                      ENDED              ENDED              ENDED                ENDED
                                                     9/30/99            9/30/98            9/30/99              9/30/98
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $     3,114,978    $     2,954,164    $     3,285,171    $     2,855,698
    Net realized gain (loss) on investments
    and futures transactions                             496,592            119,716             34,038           (203,871)
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                          (813,411)           335,512           (945,109)           248,888
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                            2,798,159          3,409,392          2,374,100          2,900,715
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (3,114,978)        (2,954,164)        (3,285,171)        (2,855,698)
    Distributions from net realized gains               (295,826)           (40,712)                 0            (90,423)
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                     (3,410,804)        (2,994,876)        (3,285,171)        (2,946,121)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                 90,607,729         81,506,038         73,741,243         58,499,121
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          1,808,106          1,233,302          1,455,231          1,206,408
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                     92,415,835         82,739,340         75,196,474         59,705,529
    Cost of shares redeemed                          (82,341,458)       (70,415,018)       (51,035,980)       (57,150,087)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          10,074,377         12,324,322         24,160,494          2,555,442
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                9,461,732         12,738,838         23,249,423          2,510,036
NET ASSETS:
  Beginning of period                                 99,049,689         86,310,851         78,651,799         76,141,763
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $   108,511,421    $    99,049,689    $   101,901,222    $    78,651,799
                                                 ===============    ===============    ===============    ===============
                                                        (p)                (p)                (q)                (q)

(n) Includes undistributed net investment income/(excess distributions) of $9,519 (o) Includes undistributed net investment income/(excess distributions) of $(9,678) (p) Includes undistributed net investment income/(excess distributions) of $(20,838) (q) Includes undistributed net investment income/(excess distributions) of $172


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  15

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                    --------------------------------------------------------------------------------

                                                                    BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO

                                                    --------------------------------------------------------------------------------

                                                      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        9/30/99          9/30/98          9/30/97          9/30/96          9/30/95
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $17.63            $20.92           $18.14           $16.08           $16.57
                                                        ------            ------           ------           ------           ------
    Income from investment operations:
      Investment income, net                              0.15              0.20             0.26             0.23             0.18
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         4.04             (1.67)            3.73             2.26             0.07
                                                        ------            ------           ------           ------           ------
  Total from investment operations                        4.19             (1.47)            3.99             2.49             0.25
                                                        ------            ------           ------           ------           ------
    Less distributions:
      Dividends from taxable net investment income       (0.93)            (1.11)           (0.99)           (0.10)           (0.11)
      Dividends from tax-exempt net
      investment income                                   0                 0                0                0                0
      Distributions from net realized gains              (0.87)            (0.71)           (0.22)           (0.33)           (0.63)
      Distributions in excess of net investment
      income due to timing differences                    0                 0                0                0                0
      Distributions in excess of net realized
      gains due to timing differences                     0                 0                0                0                0
                                                        ------            ------           ------           ------           ------
  Total distributions                                    (1.80)            (1.82)           (1.21)           (0.43)           (0.74)
                                                        ------            ------           ------           ------           ------
  Portfolio transaction fee                               0                 0                0                0                0
                                                        ------            ------           ------           ------           ------
  Net asset value, end of period                        $20.02            $17.63           $20.92           $18.14           $16.08
                                                        ======            ======           ======           ======           ======
  Total return                                           25.35%            (7.19)%          23.25%           15.83%            1.84%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $3,654,579        $4,912,583       $4,965,998       $3,131,258       $1,996,112
    Average net assets (000 omitted)                $4,618,500        $5,309,076       $3,977,823       $2,569,586       $1,591,703
    Ratio of expenses to average net assets               1.24%             1.26%            1.27%            1.31%            1.35%
    Ratio of net investment income to average
    net assets                                            0.80%             0.98%            1.37%            1.37%            1.17%
    Portfolio turnover rate                              31.99%            30.34%           26.24%           21.89%           29.53%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16  Sanford C. Bernstein Fund, Inc.


                                                       ------------------  ---------------------------------------------------------
                                                           BERNSTEIN
                                                          INTERNATIONAL            BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
                                                       VALUE PORTFOLIO II
                                                       ------------------  ---------------------------------------------------------

                                                           YEAR ENDED       YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           9/30/99 (a)        9/30/99       9/30/98        9/30/97      9/30/96 (b)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                        $19.43           $10.11        $22.54         $21.82         $20.00
                                                              ------           ------        ------         ------         ------
    Income from investment operations:
      Investment income, net                                    0.19             0.16          0.20           0.14           0.18
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies               0.49             7.39        (12.17)          0.44           0.83
                                                              ------           ------        ------         ------         ------
  Total from investment operations                              0.68             7.55        (11.97)          0.58           1.01
                                                              ------           ------        ------         ------         ------
    Less distributions:
      Dividends from taxable net investment income              0               (0.12)        (0.11)         (0.08)          0
      Dividends from tax-exempt net
      investment income                                         0                0             0              0              0
      Distributions from net realized gains                     0                0            (0.61)         (0.02)          0
      Distributions in excess of net investment
      income due to timing differences                          0                0             0              0              0
      Distributions in excess of net realized
      gains due to timing differences                           0               (0.02)         0              0              0
                                                              ------           ------        ------         ------         ------
  Total distributions                                           0               (0.14)        (0.72)         (0.10)          0
                                                              ------           ------        ------         ------         ------
  Portfolio transaction fee                                     0                0.15          0.26           0.24           0.81
                                                              ------           ------        ------         ------         ------
  Net asset value, end of period                              $20.11           $17.67        $10.11         $22.54         $21.82
                                                              ======           ======        ======         ======         ======
  Total return                                                  3.50%           69.88%+      (55.09)%+       (0.32)%+        4.80%+

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)               $2,459,123         $720,444      $362,686       $438,305       $273,924
    Average net assets (000 omitted)                      $2,397,807         $581,638      $417,615       $379,351       $165,362
    Ratio of expenses to average net assets                     1.26%*           1.74%         1.77%          1.75%          1.92%*
    Ratio of net investment income to average
    net assets                                                  2.23%*           1.04%         1.29%          0.58%          1.01%*
    Portfolio turnover rate                                     9.34%           28.54%        19.56%         32.45%          9.81%

                                                            -------------------------------

                                                                BERNSTEIN INTERMEDIATE
                                                                   DURATION PORTFOLIO

                                                            -------------------------------

                                                             YEAR ENDED         YEAR ENDED
                                                               9/30/99            9/30/98
-------------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $13.49             $13.38
                                                                ------             ------
    Income from investment operations:
      Investment income, net                                      0.77               0.73
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                (0.63)              0.37
                                                                ------             ------
  Total from investment operations                                0.14               1.10
                                                                ------             ------
    Less distributions:
      Dividends from taxable net investment income               (0.76)             (0.80)
      Dividends from tax-exempt net
      investment income                                           0                  0
      Distributions from net realized gains                      (0.10)             (0.17)
      Distributions in excess of net investment
      income due to timing differences                           (0.03)             (0.02)
      Distributions in excess of net realized
      gains due to timing differences                            (0.07)              0
                                                                ------             ------
  Total distributions                                            (0.96)             (0.99)
                                                                ------             ------
  Portfolio transaction fee                                       0                  0
                                                                ------             ------
  Net asset value, end of period                                $12.67             $13.49
                                                                ======             ======
  Total return                                                    1.04%              8.59%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                 $2,674,408         $2,541,549
    Average net assets (000 omitted)                        $2,601,959         $2,303,250
    Ratio of expenses to average net assets                       0.60%              0.60%
    Ratio of net investment income to average
    net assets                                                    5.89%              5.41%
    Portfolio turnover rate                                     229.75%            233.08%

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending September 30, 1999, September 30, 1998, September 30, 1997, and September 30, 1996, without taking into account these transaction fees would have been 76.88%, (53.24)%, 3.79% and 9.10%, respectively.
*     Annualized


(a)   Commenced operations April 30, 1999
(b)   Commenced operations December 15, 1995
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  17

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                    ---------------------------------------------------------       ----------------
                                                                                                                        BERNSTEIN
                                                                     BERNSTEIN INTERMEDIATE                               SHORT
                                                                        DURATION PORTFOLIO                              DURATION
                                                                                                                     PLUS PORTFOLIO
                                                    ---------------------------------------------------------       ----------------

                                                      YEAR ENDED            YEAR ENDED              YEAR ENDED            YEAR ENDED
                                                        9/30/97               9/30/96                 9/30/95               9/30/99
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.08                $13.30                  $12.54                 $12.53
                                                        ------                ------                  ------                 ------
    Income from investment operations:
      Investment income, net                              0.75                  0.80                    0.78                   0.67
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.35                 (0.14)                   0.77                  (0.20)
                                                        ------                ------                  ------                 ------
  Total from investment operations                        1.10                  0.66                    1.55                   0.47
                                                        ------                ------                  ------                 ------
    Less distributions:
      Dividends from taxable net investment income       (0.80)                (0.80)                  (0.76)                 (0.67)
      Dividends from tax-exempt net
      investment income                                   0                     0                       0                      0
      Distributions from net realized gains               0                    (0.08)                   0                      0
      Distributions in excess of net investment
      income due to timing differences                    0                     0                      (0.03)                  0
      Distributions in excess of net realized
      gains due to timing differences                     0                     0                       0                      0
                                                        ------                ------                  ------                 ------
  Total distributions                                    (0.80)                (0.88)                  (0.79)                 (0.67)
                                                        ------                ------                  ------                 ------
  Portfolio transaction fee                               0                     0                       0                      0
                                                        ------                ------                  ------                 ------
  Net asset value, end of period                        $13.38                $13.08                  $13.30                 $12.33
                                                        ======                ======                  ======                 ======
  Total return                                            8.66%                 5.05%                  12.82%                  3.82%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $2,058,220            $1,451,776              $1,142,768               $557,016
    Average net assets (000 omitted)                $1,745,554            $1,310,208                $957,247               $569,298
    Ratio of expenses to average net assets               0.62%                 0.63%                   0.64%                  0.65%
    Ratio of net investment income to average
    net assets                                            5.61%                 5.99%                   6.11%                  5.36%
    Portfolio turnover rate                             238.04%               141.04%                 212.40%                 95.60%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
18  Sanford C. Bernstein Fund, Inc.

                                                    --------------------------------------------------------------------------------

                                                                         BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                                    --------------------------------------------------------------------------------

                                                       YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                         9/30/98              9/30/97             9/30/96             9/30/95
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.53               $12.48              $12.49              $12.32
                                                         ------               ------              ------              ------
    Income from investment operations:
      Investment income, net                               0.65                 0.67                0.69                0.70
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.09                 0.08               (0.01)               0.18
                                                         ------               ------              ------              ------
  Total from investment operations                         0.74                 0.75                0.68                0.88
                                                         ------               ------              ------              ------
    Less distributions:
      Dividends from taxable net investment income        (0.72)               (0.70)              (0.69)              (0.69)
      Dividends from tax-exempt net
      investment income                                    0                    0                   0                   0
      Distributions from net realized gains                0                    0                   0                   0
      Distributions in excess of net investment
      income due to timing differences                    (0.02)                0                   0                  (0.02)
      Distributions in excess of net realized
      gains due to timing differences                      0                    0                   0                   0
                                                         ------               ------              ------              ------
  Total distributions                                     (0.74)               (0.70)              (0.69)              (0.71)
                                                         ------               ------              ------              ------
  Portfolio transaction fee                                0                    0                   0                   0
                                                         ------               ------              ------              ------
  Net asset value, end of period                         $12.53               $12.53              $12.48              $12.49
                                                         ======               ======              ======              ======
  Total return                                             6.10%                6.21%               5.54%               7.36%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $595,087             $612,744            $538,248            $534,462
    Average net assets (000 omitted)                   $591,866             $583,003            $532,094            $536,042
    Ratio of expenses to average net assets                0.64%                0.65%               0.65%               0.65%
    Ratio of net investment income to average
    net assets                                             5.24%                5.38%               5.47%               5.69%
    Portfolio turnover rate                               71.40%              118.58%             169.96%              61.03%

                                                          --------------------------------------------------

                                                                         BERNSTEIN GOVERNMENT
                                                                       SHORT DURATION PORTFOLIO

                                                          --------------------------------------------------

                                                          YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                            9/30/99              9/30/98            9/30/97
------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $12.66               $12.53             $12.48
                                                            ------               ------             ------
    Income from investment operations:
      Investment income, net                                  0.58                 0.64               0.67
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            (0.20)                0.13               0.05
                                                            ------               ------             ------
  Total from investment operations                            0.38                 0.77               0.72
                                                            ------               ------             ------
    Less distributions:
      Dividends from taxable net investment income           (0.58)               (0.64)             (0.67)
      Dividends from tax-exempt net
      investment income                                       0                    0                  0
      Distributions from net realized gains                   0                    0                  0
      Distributions in excess of net investment
      income due to timing differences                        0                    0                  0
      Distributions in excess of net realized
      gains due to timing differences                         0                    0                  0
                                                            ------               ------             ------
  Total distributions                                        (0.58)               (0.64)             (0.67)
                                                            ------               ------             ------
  Portfolio transaction fee                                   0                    0                  0
                                                            ------               ------             ------
  Net asset value, end of period                            $12.46               $12.66             $12.53
                                                            ======               ======             ======
  Total return                                                3.07%                6.35%              5.88%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)               $127,598             $138,037           $142,081
    Average net assets (000 omitted)                      $132,741             $139,410           $136,888
    Ratio of expenses to average net assets                   0.70%                0.70%              0.69%
    Ratio of net investment income to average
    net assets                                                4.61%                5.13%              5.32%
    Portfolio turnover rate                                  82.16%               56.93%             80.11%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  19

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                       -----------------------------    --------------------------------------------

                                                           BERNSTEIN GOVERNMENT                     BERNSTEIN DIVERSIFIED
                                                         SHORT DURATION PORTFOLIO                   MUNICIPAL PORTFOLIO

                                                       -----------------------------    --------------------------------------------

                                                        YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                          9/30/96          9/30/95          9/30/99        9/30/98          9/30/97
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.55            $12.34           $13.96         $13.74           $13.44
                                                         ------            ------           ------         ------           ------
    Income from investment operations:
      Investment income, net                               0.65              0.69             0.56           0.58             0.60
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.07)             0.21            (0.46)          0.23             0.31
                                                         ------            ------           ------         ------           ------
  Total from investment operations                         0.58              0.90             0.10           0.81             0.91
                                                         ------            ------           ------         ------           ------
    Less distributions:
      Dividends from taxable net investment income        (0.65)            (0.69)           (0.02)         (0.02)           (0.02)
      Dividends from tax-exempt net
      investment income                                    0                 0               (0.54)         (0.56)           (0.58)
      Distributions from net realized gains                0                 0               (0.03)         (0.01)           (0.01)
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0              0                0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0              0                0
                                                         ------            ------           ------         ------           ------
  Total distributions                                     (0.65)            (0.69)           (0.59)         (0.59)           (0.61)
                                                         ------            ------           ------         ------           ------
  Portfolio transaction fee                                0                 0                0              0                0
                                                         ------            ------           ------         ------           ------
  Net asset value, end of period                         $12.48            $12.55           $13.47         $13.96           $13.74
                                                         ======            ======           ======         ======           ======
  Total return                                             4.76%             7.55%            0.77%          5.98%            6.95%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $139,802          $143,723       $1,517,233     $1,385,785       $1,114,374
    Average net assets (000 omitted)                   $145,268          $145,710       $1,458,118     $1,250,621         $965,455
    Ratio of expenses to average net assets                0.69%             0.69%            0.63%          0.63%            0.65%
    Ratio of net investment income to average
    net assets                                             5.21%             5.58%            4.08%          4.17%            4.43%
    Portfolio turnover rate                              155.29%            49.34%           44.69%         22.00%           24.65%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
20  Sanford C. Bernstein Fund, Inc.

                                                         --------------------------------        -----------------------------------

                                                               BERNSTEIN DIVERSIFIED                    BERNSTEIN CALIFORNIA
                                                               MUNICIPAL PORTFOLIO                      MUNICIPAL PORTFOLIO

                                                         --------------------------------        -----------------------------------

                                                         YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                           9/30/96              9/30/95             9/30/99             9/30/98
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $13.50               $12.99              $14.19              $13.90
                                                           ------               ------              ------              ------
    Income from investment operations:
      Investment income, net                                 0.63                 0.65                0.54                0.57
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           (0.04)                0.51               (0.46)               0.30
                                                           ------               ------              ------              ------
  Total from investment operations                           0.59                 1.16                0.08                0.87
                                                           ------               ------              ------              ------
    Less distributions:
      Dividends from taxable net investment income          (0.01)               (0.02)              (0.02)              (0.02)
      Dividends from tax-exempt net
      investment income                                     (0.62)               (0.63)              (0.52)              (0.55)
      Distributions from net realized gains                 (0.02)                0                  (0.04)              (0.01)
      Distributions in excess of net investment
      income due to timing differences                       0                    0                   0                   0
      Distributions in excess of net realized
      gains due to timing differences                        0                    0                   0                   0
                                                           ------               ------              ------              ------
  Total distributions                                       (0.65)               (0.65)              (0.58)              (0.58)
                                                           ------               ------              ------              ------
  Portfolio transaction fee                                  0                    0                   0                   0
                                                           ------               ------              ------              ------
  Net asset value, end of period                           $13.44               $13.50              $13.69              $14.19
                                                           ======               ======              ======              ======
  Total return                                               4.38%                9.16%               0.60%               6.37%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $820,395             $660,814            $605,962            $549,757
    Average net assets (000 omitted)                     $744,452             $572,769            $586,510            $473,077
    Ratio of expenses to average net assets                  0.66%                0.66%               0.64%               0.65%
    Ratio of net investment income to average
    net assets                                               4.61%                4.89%               3.88%               4.04%
    Portfolio turnover rate                                 25.22%               42.55%              38.44%              25.33%

                                                         ---------------------------------------------------

                                                                        BERNSTEIN CALIFORNIA
                                                                        MUNICIPAL PORTFOLIO

                                                         ---------------------------------------------------

                                                         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                           9/30/97              9/30/96            9/30/95
------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $13.58               $13.58             $13.06
                                                           ------               ------             ------
    Income from investment operations:
      Investment income, net                                 0.59                 0.61               0.64
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            0.32                 0                  0.52
                                                           ------               ------             ------
  Total from investment operations                           0.91                 0.61               1.16
                                                           ------               ------             ------
    Less distributions:
      Dividends from taxable net investment income          (0.03)               (0.03)             (0.05)
      Dividends from tax-exempt net
      investment income                                     (0.56)               (0.58)             (0.59)
      Distributions from net realized gains                  0                    0                  0
      Distributions in excess of net investment
      income due to timing differences                       0                    0                  0
      Distributions in excess of net realized
      gains due to timing differences                        0                    0                  0
                                                           ------               ------             ------
  Total distributions                                       (0.59)               (0.61)             (0.64)
                                                           ------               ------             ------
  Portfolio transaction fee                                  0                    0                  0
                                                           ------               ------             ------
  Net asset value, end of period                           $13.90               $13.58             $13.58
                                                           ======               ======             ======
  Total return                                               6.82%                4.60%              9.11%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $411,384             $285,758           $213,951
    Average net assets (000 omitted)                     $339,514             $246,410           $185,990
    Ratio of expenses to average net assets                  0.67%                0.68%              0.69%
    Ratio of net investment income to average
    net assets                                               4.26%                4.48%              4.78%
    Portfolio turnover rate                                 41.32%               23.87%             63.89%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                      ------------------------------------------------------------------------------

                                                                           BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO

                                                      ------------------------------------------------------------------------------

                                                      YEAR ENDED             YEAR ENDED              YEAR ENDED           YEAR ENDED
                                                        9/30/99                9/30/98                 9/30/97              9/30/96
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.87                 $13.62                  $13.35               $13.48
                                                        ------                 ------                  ------               ------
    Income from investment operations:
      Investment income, net                              0.56                   0.58                    0.61                 0.64
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        (0.46)                  0.26                    0.27                (0.07)
                                                        ------                 ------                  ------               ------
  Total from investment operations                        0.10                   0.84                    0.88                 0.57
                                                        ------                 ------                  ------               ------
    Less distributions:
      Dividends from taxable net investment income       (0.01)                 (0.01)                  (0.01)               (0.02)
      Dividends from tax-exempt net
      investment income                                  (0.55)                 (0.57)                  (0.60)               (0.62)
      Distributions from net realized gains              (0.05)                 (0.01)                   0                   (0.06)
      Distributions in excess of net investment
      income due to timing differences                    0                      0                       0                    0
      Distributions in excess of net realized
      gains due to timing differences                     0                      0                       0                    0
                                                        ------                 ------                  ------               ------
  Total distributions                                    (0.61)                 (0.59)                  (0.61)               (0.70)
                                                        ------                 ------                  ------               ------
  Portfolio transaction fee                               0                      0                       0                    0
                                                        ------                 ------                  ------               ------
  Net asset value, end of period                        $13.36                 $13.87                  $13.62               $13.35
                                                        ======                 ======                  ======               ======
  Total return                                            0.74%                  6.32%                   6.73%                4.31%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $845,970               $816,082                $671,700             $539,217
    Average net assets (000 omitted)                  $843,755               $746,257                $603,119             $497,391
    Ratio of expenses to average net assets               0.64%                  0.64%                   0.65%                0.66%
    Ratio of net investment income to average
    net assets                                            4.09%                  4.25%                   4.51%                4.73%
    Portfolio turnover rate                              35.13%                 27.20%                  25.94%               26.19%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc.

                                                    -------------   ----------------------------------------------------------------

                                                     BERNSTEIN                                BERNSTEIN
                                                     NEW YORK                               SHORT DURATION
                                                     MUNICIPAL                          DIVERSIFIED MUNICIPAL
                                                     PORTFOLIO                                PORTFOLIO

                                                    -------------   ----------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                       9/30/95        9/30/99      9/30/98      9/30/97       9/30/96    9/30/95 (c)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $12.98         $12.57       $12.56       $12.52        $12.63       $12.50
                                                       ------         ------       ------       ------        ------       ------
    Income from investment operations:
      Investment income, net                             0.65           0.42         0.45         0.46          0.52         0.55
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        0.50          (0.05)        0.04         0.05         (0.06)        0.13
                                                       ------         ------       ------       ------        ------       ------
  Total from investment operations                       1.15           0.37         0.49         0.51          0.46         0.68
                                                       ------         ------       ------       ------        ------       ------
    Less distributions:
      Dividends from taxable net investment income      (0.02)         (0.01)       (0.01)       (0.02)        (0.02)       (0.04)
      Dividends from tax-exempt net
      investment income                                 (0.63)         (0.41)       (0.44)       (0.44)        (0.50)       (0.51)
      Distributions from net realized gains              0             (0.03)       (0.03)       (0.01)        (0.05)        0
      Distributions in excess of net investment
      income due to timing differences                   0              0            0            0             0            0
      Distributions in excess of net realized
      gains due to timing differences                    0              0            0            0             0            0
                                                       ------         ------       ------       ------        ------       ------
  Total distributions                                   (0.65)         (0.45)       (0.48)       (0.47)        (0.57)       (0.55)
                                                       ------         ------       ------       ------        ------       ------
  Portfolio transaction fee                              0              0            0            0             0            0
                                                       ------         ------       ------       ------        ------       ------
  Net asset value, end of period                       $13.48         $12.49       $12.57       $12.56        $12.52       $12.63
                                                       ======         ======       ======       ======        ======       ======
  Total return                                           9.14%          2.91%        4.02%        4.17%         3.68%        5.55%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $458,543       $170,722     $158,553     $151,821      $119,096     $101,325
    Average net assets (000 omitted)                 $413,892       $167,918     $150,699     $135,288      $105,467      $85,893
    Ratio of expenses to average net assets              0.66%          0.71%        0.71%        0.72%         0.71%        0.72%*
    Ratio of net investment income to average
    net assets                                           4.95%          3.29%        3.58%        3.66%         4.07%        4.32%*
    Portfolio turnover rate                             44.84%         95.33%       99.93%       68.25%        63.40%       73.50%


*Annualized
(c) Commenced operations October 3, 1994
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  23

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                      ------------------------------------------------------------------------------

                                                                                 BERNSTEIN SHORT DURATION
                                                                              CALIFORNIA MUNICIPAL PORTFOLIO

                                                      ------------------------------------------------------------------------------

                                                      YEAR ENDED             YEAR ENDED              YEAR ENDED           YEAR ENDED
                                                        9/30/99                9/30/98                 9/30/97             9/30/96
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.61                 $12.55                  $12.53               $12.65
                                                        ------                 ------                  ------               ------
    Income from investment operations:
      Investment income, net                              0.40                   0.42                    0.45                 0.50
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        (0.04)                  0.07                    0.03                (0.07)
                                                        ------                 ------                  ------               ------
  Total from investment operations                        0.36                   0.49                    0.48                 0.43
                                                        ------                 ------                  ------               ------
    Less distributions:
      Dividends from taxable net investment income       (0.02)                 (0.02)                  (0.04)               (0.05)
      Dividends from tax-exempt net
      investment income                                  (0.38)                 (0.40)                  (0.41)               (0.45)
      Distributions from net realized gains              (0.04)                 (0.01)                  (0.01)               (0.05)
      Distributions in excess of net investment
      income due to timing differences                    0                      0                       0                    0
      Distributions in excess of net realized
      gains due to timing differences                     0                      0                       0                    0
                                                        ------                 ------                  ------               ------
  Total distributions                                    (0.44)                 (0.43)                  (0.46)               (0.55)
                                                        ------                 ------                  ------               ------
  Portfolio transaction fee                               0                      0                       0                    0
                                                        ------                 ------                  ------               ------
  Net asset value, end of period                        $12.53                 $12.61                  $12.55               $12.53
                                                        ======                 ======                  ======               ======
  Total return                                            2.90%                  3.98%                   3.89%                3.50%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $108,511                $99,050                 $86,311              $72,925
    Average net assets (000 omitted)                   $97,808                $88,338                 $76,339              $68,060
    Ratio of expenses to average net assets               0.73%                  0.73%                   0.74%                0.72%
    Ratio of net investment income to average
    net assets                                            3.18%                  3.34%                   3.56%                3.96%
    Portfolio turnover rate                             126.65%                 77.01%                  75.36%               60.76%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
24  Sanford C. Bernstein Fund, Inc.

                                                -------------------     ------------------------------------------------------------

                                                  BERNSTEIN SHORT
                                                DURATION CALIFORNIA                          BERNSTEIN SHORT DURATION
                                                MUNICIPAL PORTFOLIO                        NEW YORK MUNICIPAL PORTFOLIO

                                                -------------------     ------------------------------------------------------------

                                                     YEAR ENDED              YEAR ENDED              YEAR ENDED           YEAR ENDED
                                                     9/30/95 (c)               9/30/99                 9/30/98              9/30/97
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $12.50                  $12.47                  $12.47                $12.52
                                                       ------                  ------                  ------                ------
    Income from investment operations:
      Investment income, net                             0.53                    0.44                    0.46                  0.50
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        0.15                   (0.12)                   0.01                 (0.01)
                                                       ------                  ------                  ------                ------
  Total from investment operations                       0.68                    0.32                    0.47                  0.49
                                                       ------                  ------                  ------                ------
    Less distributions:
      Dividends from taxable net investment income      (0.06)                  (0.02)                  (0.01)                (0.08)
      Dividends from tax-exempt net
      investment income                                 (0.47)                  (0.42)                  (0.45)                (0.42)
      Distributions from net realized gains              0                       0                      (0.01)                (0.04)
      Distributions in excess of net investment
      income due to timing differences                   0                       0                       0                     0
      Distributions in excess of net realized
      gains due to timing differences                    0                       0                       0                     0
                                                       ------                  ------                  ------                ------
  Total distributions                                   (0.53)                  (0.44)                  (0.47)                (0.54)
                                                       ------                  ------                  ------                ------
  Portfolio transaction fee                              0                       0                       0                     0
                                                       ------                  ------                  ------                ------
  Net asset value, end of period                       $12.65                  $12.35                  $12.47                $12.47
                                                       ======                  ======                  ======                ======
  Total return                                           5.58%                   2.64%                   3.86%                 3.99%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $63,530                $101,901                 $78,652               $76,142
    Average net assets (000 omitted)                  $49,944                 $92,014                 $77,989               $69,567
    Ratio of expenses to average net assets              0.73%*                  0.74%                   0.74%                 0.76%
    Ratio of net investment income to average
    net assets                                           4.12%*                  3.57%                   3.66%                 3.97%
    Portfolio turnover rate                             89.33%                  77.64%                  52.93%                98.01%

                                                          -----------------------------------

                                                              BERNSTEIN SHORT DURATION
                                                             NEW YORK MUNICIPAL PORTFOLIO

                                                          -----------------------------------

                                                          YEAR ENDED              YEAR ENDED
                                                            9/30/96               9/30/95 (c)
---------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $12.60                  $12.50
                                                            ------                  ------
    Income from investment operations:
      Investment income, net                                  0.51                    0.54
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            (0.07)                   0.10
                                                            ------                  ------
  Total from investment operations                            0.44                    0.64
                                                            ------                  ------
    Less distributions:
      Dividends from taxable net investment income           (0.02)                  (0.05)
      Dividends from tax-exempt net
      investment income                                      (0.49)                  (0.49)
      Distributions from net realized gains                  (0.01)                   0
      Distributions in excess of net investment
      income due to timing differences                        0                       0
      Distributions in excess of net realized
      gains due to timing differences                         0                       0
                                                            ------                  ------
  Total distributions                                        (0.52)                  (0.54)
                                                            ------                  ------
  Portfolio transaction fee                                   0                       0
                                                            ------                  ------
  Net asset value, end of period                            $12.52                  $12.60
                                                            ======                  ======
  Total return                                                3.53%                   5.24%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                $58,750                 $55,221
    Average net assets (000 omitted)                       $54,087                 $50,642
    Ratio of expenses to average net assets                   0.74%                   0.73%*
    Ratio of net investment income to average
    net assets                                                4.02%                   4.23%*
    Portfolio turnover rate                                  55.81%                 112.15%


*Annualized
(c) Commenced operations October 3, 1994
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                          1999 Annual Report  25

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements

NOTE 1.     Organization and Significant Accounting Policies
            Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. At September 30, 1999, the three International Equity Portfolios are Bernstein Tax-Managed International Value (formerly, Bernstein International Value), Bernstein International Value II and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal. As of the close of business on April 30, 1999, the Bernstein International Value Portfolio's name was changed to Bernstein Tax-Managed International Value Portfolio and the Bernstein International Value Portfolio II commenced operations through an in-kind redemption in the amount of $2,220,907,516 from the Bernstein International Value Portfolio.

      A.    Portfolio Valuation
            The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

      B.    Foreign Currency Translation
            The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency-denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

            The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

      C.    Security Transactions and Related Investment Income
            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.


--------------------------------------------------------------------------------
26  Sanford C. Bernstein Fund, Inc.

      D.    Futures Contracts
            Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

      E.    Written Options
            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

      F.    Taxes
            Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to comply, or to continue to comply, with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

      G.    Repurchase Agreements
            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

      H. Securities Transactions on a When-Issued or Delayed-Delivery Basis Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

      I.    Distribution of Income and Gains
            Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.


--------------------------------------------------------------------------------
                                                          1999 Annual Report  27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

            The effect on each portfolio is reflected as an adjustment to the components of capital as of September 30, 1999, as shown below:

                                                              INCREASE (DECREASE) TO
                                                             ACCUMULATED UNDISTRIBUTED         INCREASE (DECREASE)
                                   INCREASE (DECREASE)       NET REALIZED GAIN (LOSS)             TO ACCUMULATED
                                      TO ADDITIONAL           ON INVESTMENTS, FUTURES           UNDISTRIBUTED NET
                                     PAID-IN CAPITAL          AND FOREIGN CURRENCIES         INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value     $261,912,657               $(256,921,402)                   $ (4,991,255)
---------------------------------------------------------------------------------------------------------------------
  International Value II                         0                  22,929,406                     (22,929,406)
---------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value                         0                   1,012,071                      (1,012,071)
---------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                          0                  (1,853,967)                      1,853,967
---------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                            0                     144,006                        (144,006)
---------------------------------------------------------------------------------------------------------------------

            As described in Note 1, on April 30, 1999, the Bernstein Tax-Managed International Value Portfolio had an in-kind redemption, creating a $387,106,705 realized gain for book purposes, but not for tax purposes. That Portfolio also incurred other losses that are treated differently for book and tax purposes, the majority of which were foreign currency related.

      J.    Expenses
            Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

      K.    Organization Costs
            Costs incurred in connection with the organization of the Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

      L.    Use of Estimates
            The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      M.    Portfolio Transaction Fee
            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

      N.    Securities Lending
            Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an


--------------------------------------------------------------------------------
28  Sanford C. Bernstein Fund, Inc.

            asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 1999, the Tax-Managed International Value Portfolio had securities on loan with a value of $431,486,504 and had received collateral of $452,492,136, of which $440,459,286 was cash collateral and $12,032,850 was collateral in the form of U.S. Government securities. At September 30, 1999, the International Value Portfolio II had securities on loan with a value of $281,604,877 and had received collateral of $295,643,462, of which $263,232,448 was cash collateral and $32,411,014 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $2,584,470 and $528,711, respectively, from securities lending transactions for the period ended September 30, 1999. This amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2.     Investment Management and Transactions with Affiliated Persons

      A.    Management Fee
            Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. For the period from October 1, 1998 through April 30, 1999, the fee paid by the Tax-Managed International Value Portfolio was at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $2 billion. For the period from May 1, 1999 through September 30, 1999, the fee paid by the Tax-Managed International Value Portfolio and the International Value Portfolio II is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $1 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets.

      B.    Shareholder Servicing and Administrative Fee
            Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

      C.    Distribution
            Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 12 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

      D.    Directors and Officers
            Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.


--------------------------------------------------------------------------------
                                                          1999 Annual Report  29

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

      E.    Transactions with Affiliates
            The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amount of $90,581 for the period ended September 30, 1999.

NOTE 3.     Investment Security Transactions

      A.    Purchases and Sales
            For the period from October 1, 1998 through September 30, 1999, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                         PURCHASES                                     SALES
                                      EXCLUDING U.S.        PURCHASES OF          EXCLUDING U.S.          SALES OF
                                        GOVERNMENT         U.S. GOVERNMENT          GOVERNMENT         U.S. GOVERNMENT
                                        SECURITIES           SECURITIES             SECURITIES           SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value     $1,465,225,614                    0         $1,940,450,656                    0
  International Value II                 469,151,334                    0            183,715,589                    0
  Emerging Markets Value                 247,771,330                    0            159,012,276                    0
  Intermediate Duration                5,779,527,590         $349,130,502          5,310,078,420         $584,991,328
  Short Duration Plus                    361,089,885           86,678,964            256,979,171          163,927,123
  Government Short Duration               49,782,917           57,475,628             20,190,293           86,712,778
  Diversified Municipal                  834,007,739                    0            623,805,853           11,220,330
  California Municipal                   297,108,260                    0            208,161,463           11,089,275
  New York Municipal                     369,254,490                    0            278,040,335            7,056,812
  Short Duration Diversified Municipal   156,764,907            9,125,859            146,331,008            9,136,445
  Short Duration California Municipal    124,209,522           11,747,563            114,784,255            4,875,623
  Short Duration New York Municipal       83,068,039            9,828,125             64,200,817            2,948,145

      B.    Transactions in Securities of Affiliated Issuers
            Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Portfolio's transactions in the securities of these issuers for the year ended September 30, 1999 is set forth below:

BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                            ACQUISITIONS        DISPOSITIONS
                                 BEGINNING  -------------     -----------------     ENDING      REALIZED     INTEREST
                                   SHARE    SHARE             SHARE                  SHARE        GAIN     AND DIVIDEND     ENDING
  AFFILIATE                        AMOUNT   AMOUNT   COST     AMOUNT       COST     AMOUNT       (LOSS)       INCOME         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Israel Land                     1,999,527        0      0          0          0   1,999,527           0     $1,914,193   $12,003,421
   Development
Israel Land                         8,500        0      0          0          0       8,500           0         24,020       153,085
   Development ADR
Jilin Chemical                 56,100,000        0      0          0          0  56,100,000           0         65,132     6,427,606
   Industrial Co., Ltd.
Robinson's Land                57,108,500        0      0          0          0  57,108,500           0          5,636     3,769,999
   Corp. - Series'B'
Thai-German                     4,728,100        0      0    256,700  $ 654,195   4,471,400   $(472,821)             0     1,091,784
   Ceramic Industry
   Public Co., Ltd. (Foreign)                         ---             ---------               ---------     ----------   -----------
                                                        0             $ 654,195               $(472,821)    $2,008,981   $23,445,895
                                                      ===             =========               =========     ==========   ===========


--------------------------------------------------------------------------------
30  Sanford C. Bernstein Fund, Inc.

      C.    Federal Income Tax Status
            At September 30, 1999, the Emerging Markets Value Portfolio, the Short Duration Plus Portfolio, Government Short Duration Portfolio and Short Duration New York Municipal Portfolio had capital loss carryforwards as follows:

                                                 CAPITAL LOSS
                                              CARRYFORWARD AMOUNT     EXPIRATION
--------------------------------------------------------------------------------
Emerging Markets Value Portfolio                 $42,568,353          9/30/2007
Short Duration Plus Portfolio                      3,657,078          9/30/2003
Government Short Duration Portfolio                1,128,171          9/30/2003
Short Duration New York Municipal Portfolio          165,582          9/30/2007
--------------------------------------------------------------------------------

            For the year ended September 30, 1999, the Short Duration Plus Portfolio and Government Short Duration Portfolio utilized capital loss carryforwards as follows:

                                                              CAPITAL LOSS
                                                          CARRYFORWARD UTILIZED
--------------------------------------------------------------------------------
Short Duration Plus Portfolio                                   $771,187
Government Short Duration Portfolio                              354,246
--------------------------------------------------------------------------------

            Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio, Short Duration Plus Portfolio and Short Duration New York Municipal Portfolio had post October loss deferrals of $20,051,764; $13,119,149; $456,674 and $4,405 respectively. The
            International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post October FX loss deferrals of $35,132,388; $1,095,537; $2,716,572; and $392,459, respectively. For tax purposes, these losses are deemed to arise on October 1, 1999.

      D.    Foreign Currency Contracts
            At September 30, 1999, the Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:

FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

                                      VALUE RECEIVABLE AT         CURRENT            CONTRACT               CONTRACT
FOREIGN CURRENCY                        SETTLEMENT DATES           VALUE           APPRECIATION          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Settlement 12/01/99 through 12/31/99
 Australian Dollars                        $ 3,926,100          $ 3,924,197                   0               $(1,903)
 British Pounds                             39,377,280           39,529,989            $152,709                     0
                                           -----------          -----------            --------               -------
Total                                      $43,303,380          $43,454,186            $152,709               $(1,903)
                                           ===========          ===========            ========               =======

FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

                                       VALUE PAYABLE AT          CURRENT            CONTRACT                CONTRACT
FOREIGN CURRENCY                       SETTLEMENT DATES           VALUE           APPRECIATION           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Settlement 12/01/99 through 12/31/99
 Australian Dollars                     $   74,512,000       $   75,213,787                   0          $   (701,787)
 British Pounds                            143,030,800          144,943,291                   0            (1,912,491)
 Euro                                      281,231,100          286,022,498                   0            (4,791,398)
 Japanese Yen                              561,847,292          573,178,098                   0           (11,330,806)
 Norwegian Kroner                           60,327,420           61,297,481                   0              (970,061)
 Singapore Dollars                          68,887,701           68,712,401            $175,300                     0
 Swedish Krona                              10,037,948           10,065,245                   0               (27,297)
                                        --------------       --------------            --------          ------------
Total                                   $1,199,874,261       $1,219,432,801            $175,300          $(19,733,840)
                                        ==============       ==============            ========          ============


--------------------------------------------------------------------------------
                                                          1999 Annual Report  31

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II
-------------------------------------------------------------------------------------------------------------------

                                      VALUE RECEIVABLE AT        CURRENT            CONTRACT             CONTRACT
FOREIGN CURRENCY                        SETTLEMENT DATES          VALUE           APPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Settlement 12/01/99 through 12/31/99
  Australian Dollars                      $ 2,617,400          $ 2,616,131                 0            $   (1,269)
  Japanese Yen                             18,536,947           18,030,437                 0              (506,510)
                                          -----------          -----------         ----------           ----------
Total                                     $21,154,347          $20,646,568                 0            $ (507,779)
                                          ===========          ===========         ==========           ==========

FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II
-------------------------------------------------------------------------------------------------------------------

                                        VALUE PAYABLE AT         CURRENT            CONTRACT             CONTRACT
FOREIGN CURRENCY                        SETTLEMENT DATES          VALUE           APPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Settlement 12/01/99 through 12/31/99
 Australian Dollars                      $ 46,299,100         $ 46,436,338                 0          $   (137,238)
 British Pounds                            94,270,300           95,530,805                 0            (1,260,505)
 Euro                                     229,990,000          233,531,478                 0            (3,541,478)
 Japanese Yen                             368,087,311          374,843,293                 0            (6,755,982)
 Norwegian Kroner                          38,101,529           38,714,199                 0              (612,670)
 Singapore Dollars                         23,160,520           23,101,583           $58,937                     0
 Swedish Krona                              6,732,770            6,751,079                 0               (18,309)
                                         ------------         ------------        -----------         ------------
Total                                    $806,641,530         $818,908,775           $58,937          $(12,326,182)
                                         ============         ============        ===========         ============

FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

                                        VALUE PAYABLE AT         CURRENT            CONTRACT              CONTRACT
FOREIGN CURRENCY                        SETTLEMENT DATES          VALUE           APPRECIATION         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Settlement 10/01/99 through 10/31/99
 Greek Drachma                           $  1,368,760         $  1,376,117                 0            $   (7,357)
 Philippine Peso                            1,824,818            1,833,741                 0                (8,923)
 Thailand Baht                                314,389              317,421                 0                (3,032)
                                         ------------         ------------        -----------           ----------
Total                                    $  3,507,967         $  3,527,279                 0            $  (19,312)
                                         ============         ============        ===========           ==========

FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

                                        VALUE PAYABLE AT         CURRENT            CONTRACT            CONTRACT
FOREIGN CURRENCY                        SETTLEMENT DATES          VALUE           APPRECIATION       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Settlement 10/01/99 through 10/31/99
 Euro                                    $ 40,432,200         $ 42,075,751                 0          $ (1,643,551)
                                         ------------         ------------        -----------         ------------
Total                                    $ 40,432,200         $ 42,075,751                 0          $ (1,643,551)
                                         ============         ============        ===========         ============

FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

                                        VALUE PAYABLE AT         CURRENT            CONTRACT             CONTRACT
FOREIGN CURRENCY                        SETTLEMENT DATES          VALUE           APPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Settlement 10/01/99 through 10/31/99
 Euro                                    $  6,295,140         $  6,551,035                 0           $  (255,895)
                                         ------------         ------------        -----------          -----------
Total                                    $  6,295,140         $  6,551,035                 0           $  (255,895)
                                         ============         ============        ===========          ===========


--------------------------------------------------------------------------------
32  Sanford C. Bernstein Fund, Inc.

NOTE  4.    Concentration of Credit Risk
            The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE  5.    Risks Involved in Futures and Foreign Currency Contracts
            All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

            Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE  6.    Capital-Share Transactions
            The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 1999, 1,750 million are divided into 12 Portfolios, allocated 400 million to the Bernstein Tax-Managed International Value Portfolio, 300 million to the Bernstein International Value Portfolio II, 250 million to the Bernstein Intermediate Duration Portfolio, 150 million to the Bernstein Diversified Municipal Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the years ended September 30, 1999, and ended September 30, 1998 were as follows:

                                     BERNSTEIN TAX-MANAGED              BERNSTEIN                        BERNSTEIN
                                      INTERNATIONAL VALUE          INTERNATIONAL VALUE            EMERGING MARKETS VALUE
                                           PORTFOLIO                   PORTFOLIO II                      PORTFOLIO
                                      -------------------          -------------------            ----------------------
                                  YEAR ENDED      YEAR ENDED            YEAR ENDED               YEAR ENDED      YEAR ENDED
                                    9/30/99         9/30/98             9/30/99 (a)                9/30/99         9/30/98
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                      48,336,640     59,041,183            129,078,992              12,103,044      20,333,480
  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                   27,820,600     23,304,425                      0                 427,905         833,815
  Shares redeemed                (172,282,426)   (41,077,328)            (6,824,119)             (7,618,737)     (4,744,203)
                                  -----------    -----------            -----------              ----------      ----------
  Net increase (decrease)
  in shares outstanding           (96,125,186)    41,268,280            122,254,873               4,912,212      16,423,092
  Shares outstanding at
  beginning of period             278,635,991    237,367,711                      0              35,870,455      19,447,363
                                  -----------    -----------            -----------              ----------      ----------
  Shares outstanding at
  end of period                   182,510,805    278,635,991            122,254,873              40,782,667      35,870,455
                                  ===========    ===========            ===========              ==========      ==========

(a)   Commenced operations April 30, 1999


--------------------------------------------------------------------------------
                                                          1999 Annual Report  33

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

                                         BERNSTEIN                      BERNSTEIN                       BERNSTEIN
                                  INTERMEDIATE DURATION            SHORT DURATION PLUS               GOVERNMENT SHORT
                                         PORTFOLIO                      PORTFOLIO                   DURATION PORTFOLIO
                                  ---------------------            -------------------               ----------------
                                 YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                   9/30/99        9/30/98         9/30/99         9/30/98         9/30/99        9/30/98
-------------------------------------------------------------------------------------------------------------------------
Shares sold                      57,428,914     56,368,750       15,335,588     16,129,450       3,914,252      3,874,744
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                    5,220,377      4,376,491          817,130        944,212         201,920        235,681
Shares redeemed                 (39,923,586)   (26,187,703)     (18,476,220)   (18,486,032)     (4,783,041)    (4,543,252)
                                -----------    -----------       ----------     ----------      ----------     ----------
Net increase (decrease)
in shares outstanding            22,725,705     34,557,538       (2,323,502)    (1,412,370)       (666,869)      (432,827)
Shares outstanding at
beginning of period             188,389,761    153,832,223       47,481,108     48,893,478      10,904,533     11,337,360
                                -----------    -----------       ----------     ----------      ----------     ----------
Shares outstanding at
end of period                   211,115,466    188,389,761       45,157,606     47,481,108      10,237,664     10,904,533
                                ===========    ===========       ==========     ==========      ==========     ==========

                                        BERNSTEIN                       BERNSTEIN                       BERNSTEIN
                                  DIVERSIFIED MUNICIPAL           CALIFORNIA MUNICIPAL              NEW YORK MUNICIPAL
                                        PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                  ---------------------            -------------------               ----------------
                                 YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                   9/30/99        9/30/98         9/30/99         9/30/98         9/30/99        9/30/98
-------------------------------------------------------------------------------------------------------------------------
Shares sold                      34,310,891     31,521,830       16,744,542      15,733,043     16,844,970      18,521,963
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                    1,122,171        832,927          499,669         329,587        898,393         638,380
Shares redeemed                 (22,111,212)   (14,193,908)     (11,737,644)     (6,899,266)   (13,245,252)     (9,652,745)
                                -----------    -----------      -----------     -----------    -----------      ----------
Net increase (decrease)
in shares outstanding            13,321,850     18,160,849        5,506,567       9,163,364      4,498,111       9,507,598
Shares outstanding at
beginning of period              99,275,747     81,114,898       38,753,540      29,590,176     58,817,028      49,309,430
                                -----------    -----------      -----------     -----------    -----------      ----------
Shares outstanding at
end of period                   112,597,597     99,275,747       44,260,107      38,753,540     63,315,139      58,817,028
                                ===========    ===========      ===========     ===========    ===========      ==========


--------------------------------------------------------------------------------
34  Sanford C. Bernstein Fund, Inc.

                                           BERNSTEIN                      BERNSTEIN                       BERNSTEIN
                                  SHORT DURATION DIVERSIFIED      SHORT DURATION CALIFORNIA        SHORT DURATION NEW YORK
                                     MUNICIPAL PORTFOLIO             MUNICIPAL PORTFOLIO             MUNICIPAL PORTFOLIO
                                    ---------------------            -------------------               ----------------
                                   YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                     9/30/99        9/30/98         9/30/99         9/30/98         9/30/99        9/30/98
---------------------------------------------------------------------------------------------------------------------------
  Shares sold                       9,571,009      9,487,311        7,214,274       6,487,988      5,927,371     4,697,614
  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                      165,549        171,102          143,862          98,187        117,057        96,879
  Shares redeemed                  (8,684,747)    (9,132,723)      (6,550,832)     (5,606,118)    (4,100,838)   (4,590,799)
                                   ----------     ----------        ---------       ---------      ---------     ---------
  Net increase (decrease)
  in shares outstanding             1,051,811        525,690          807,304         980,057      1,943,590       203,694
  Shares outstanding at
  beginning of period              12,615,659     12,089,969        7,855,273       6,875,216      6,309,282     6,105,588
                                   ----------     ----------        ---------       ---------      ---------     ---------
  Shares outstanding at
  end of period                    13,667,470     12,615,659        8,662,577       7,855,273      8,252,872     6,309,282
                                   ==========     ==========        =========       =========      =========     =========

NOTE  7.    Line of Credit
            The Bernstein Emerging Markets Value Portfolio opened a $17,500,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the fiscal year ended September 30, 1999.


--------------------------------------------------------------------------------
                                                          1999 Annual Report  35

                            [blank page]

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------
      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co., Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard
      Consultant, ABC News

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Chief Investment
      Officer--Global Fixed Income and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Senior Vice President, General Counsel and Secretary,
      Sanford C. Bernstein & Co., Inc.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

--------------------------------------------------------------------------------
LEGAL COUNSEL
--------------------------------------------------------------------------------
      Swidler Berlin Shereff Friedman, LLP
      919 Third Avenue
      New York, New York 10022

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------
      Sanford C. Bernstein & Co., Inc.

      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      800 Connecticut Avenue, NW
      Washington, DC 20006

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401

      One North Lexington Avenue
      White Plains, New York 10601

* Not related to Zalman C. Bernstein, deceased, former Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

                         Sanford C. Bernstein Fund, Inc.
                   767 Fifth Avenue, New York, New York 10153
                                 (212) 756-4097

                         Sanford C. Bernstein Fund, Inc.
                                  ANNUAL REPORT
                               SEPTEMBER 30, 1999

                            Schedule of Investments

                            Stock Portfolios

                            -------------------------------

                            -------------------------------

                            -------------------------------

                            -------------------------------

                            -------------------------------
                            Tax-Managed International Value
                            -------------------------------
                            International Value II
                            -------------------------------
                            Emerging Markets Value

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Tax-Managed International Value Portfolio (formerly, Bernstein International Value Portfolio), Bernstein International Value Portfolio II and Bernstein Emerging Markets Value Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 1999

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
              Bernstein Tax-Managed International Value Portfolio
                               September 30, 1999

Shares               Description                                   Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 96.26%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 1.72%
--------------------------------------------------------------------------------
Broadcasting & Publishing
   3,151,915  PMP Communications Ltd.                            $    4,723,820
              (Note A, p. 5)

Paper & Forest Products
   2,652,993  Amcor Ltd. (Note A, p. 5)                              12,728,298

Real Estate
   2,550,700  Schroders Property Fund                                 3,995,927
  13,131,680  Westfield Trust                                        26,520,854
     453,639  Westfield Trust RFD (02/28/2000)                          916,173
              (Notes B & D, p. 5)

Telecommunications
   6,500,000  Cable & Wireless Optus Ltd.                            14,001,488
              (Note B, p. 5)
                                                                 --------------

Total Australian Stocks
(Cost $68,615,480)                                                   62,886,560
                                                                 --------------


--------------------------------------------------------------------------------
AUSTRIA:                                                                   0.08%
--------------------------------------------------------------------------------
Metal-Steel
      93,867  Voest-Alpine Stahl AG                                   2,873,522
                                                                 --------------

Total Austrian Stock
(Cost $3,292,280)                                                     2,873,522
                                                                 --------------


--------------------------------------------------------------------------------
CANADA:                                                                    5.18%
--------------------------------------------------------------------------------
Automobiles
     138,800  Magna International Inc. (Class A)                      6,858,286

Banking
     700,000  Bank of Nova Scotia                                    15,007,146
   1,670,000  National Bank of Canada                                19,890,424

Broadcasting & Publishing
   1,320,200  Quebecor Printing Inc.                                 30,235,303
     334,700  Torstar Corp. (Class B)                                 3,633,339

Conglomerates
     145,400  Edperbrascan Corp. (Class A)                            2,058,341

Electrical & Electronics
     204,600  Celestica Inc. (Note B, p. 5)                          10,074,737
     732,100  C-MAC Industries Inc. (Note B, p. 5)                   18,934,050

Energy Sources
     134,080  Suncor Inc.                                             5,110,243

Machinery & Engineering
     370,200  Finning International Inc.                              3,602,981

Metal-Steel
   1,676,400  Dofasco Inc.                                           30,349,309

Telecommunications
     123,400  BCE Inc.                                                6,130,947
   2,000,000  Mitel Corp. (Note B, p. 5)                             15,789,832

Utilities-Electric, Gas & Water
     590,350  NS Power Holdings Inc.                                  6,267,923
     829,300  Westcoast Energy Inc. (Note A, p. 5)                   15,493,286
                                                                 --------------

Total Canadian Stocks
(Cost $171,043,489)                                                 189,436,147
                                                                 --------------


--------------------------------------------------------------------------------
FINLAND:                                                                   1.28%
--------------------------------------------------------------------------------
Insurance
     252,200  Sampo Insurance Co.-'A' Free                            8,372,621

Machinery & Engineering
     382,699  Metso Oyj                                               4,320,505

Merchandising
     262,200  Kesko Ltd.                                              3,152,629

Paper & Forest Products
   2,203,100  Enso Oy 'R' (Note B, p. 5)                             29,185,380

Telecommunications
      62,900  Sonera Group Oy (Note A, p. 5)                          1,820,461
                                                                 --------------

Total Finnish Stocks
(Cost $34,371,082)                                                   46,851,596
                                                                 --------------


--------------------------------------------------------------------------------
FRANCE:                                                                   10.33%
--------------------------------------------------------------------------------
Automobiles
      19,030  Peugeot S.A.                                            3,810,835
     801,128  Renault S.A. (Note A, p. 5)                            44,241,624

Banking
     253,000  Banque Nationale de Paris                              20,176,877
     168,047  Natexis (Note A, p. 5)                                 12,060,755
      37,315  Societe Generale                                        7,682,918

Beverage & Tobacco
     210,000  Pernod Ricard                                          14,099,718

Broadcasting & Publishing
       8,835  Metropole Television S.A.                               2,199,805
     186,245  Television Francaise 1 (TF1)                           52,060,278
              (Note A, p. 5)

Building Materials
     229,676  Lafarge                                                25,367,330

Electrical & Electronics
      62,591  Alcatel Alsthom                                         8,618,029

Energy Sources
     260,126  Societe Nationale Elf Aquitaine                        45,393,054

Health & Personal Care
     185,100  Rhone-Poulenc S.A. (Note A, p. 5)                       9,552,344

Machinery & Engineering
     254,460  Vallourec                                              10,296,927

Merchandising
     101,002  Galeries Lafayette S.A.                                15,346,875

Metal-Steel
   1,137,798  Usinor S.A. (Note A, p. 5)                             16,041,421

*See Note 1, page 26 in Notes to Financial Statements.


                                  Schedule of Investments -- Stock Portfolios  1

--------------------------------------------------------------------------------
Shares               Description                                   Market Value
--------------------------------------------------------------------------------
Real Estate
      75,944  GECINA (Note A, p. 5)                              $    9,212,131
     206,308  Simco                                                  17,561,752

Telecommunications
     200,000  France Telecom S.A.                                    17,535,534

Utilities-Electric, Gas & Water
     286,180  Suez Lyonnaise des Eaux                                46,285,467
              (Note A, p. 5)
                                                                 --------------

Total French Stocks
(Cost $282,725,769)                                                 377,543,674
                                                                 --------------


--------------------------------------------------------------------------------
GERMANY:                                                                  14.21%
--------------------------------------------------------------------------------
Automobiles
     512,200  Bayerische Motoren Werke AG                            14,442,661
              (Note A, p. 5)
     940,000  Volkswagen AG (Stamm)                                  52,410,817

Banking
   1,921,830  Commerzbank (Note A, p. 5)                             73,617,193
     197,400  Deutsche Pfandbriefbank                                16,278,360
   1,698,360  IKB Deutsche Industriebank                             32,438,144

Building Materials
     265,330  Dyckerhoff AG (Vorzug)                                  8,159,170

Chemicals
   1,217,600  BASF AG                                                51,823,461
     400,000  Bayer AG                                               15,939,460

Electrical & Electronics
     477,700  Siemens AG (Stamm)                                     39,418,385

Food & Household Products
     100,100  Sudzucker AG (Stamm)                                    1,571,042
     264,550  Sudzucker AG (Vorzug)                                   4,194,265

Insurance
      64,800  Hannover Rueckversicherungs AG                          4,998,904

Machinery & Engineering
     257,070  Krones AG (Vorzug)                                      8,889,893
     266,510  MAN AG (Vorzug)                                         5,161,153

Merchandising
     429,514  Metro AG (Vorzug)                                      11,836,924

Non-Financial
      71,870  Grohe (Friedrich) AG (Vorzug)                          21,993,701

Telecommunications
     593,780  Deutsche Telekom AG (Note A, p. 5)                     24,324,733

Tires & Rubber
     624,182  Continental AG                                         13,681,706

Utilities-Electric, Gas & Water
   1,924,300  VEBA AG (Note A, p. 5)                                105,346,460
     674,960  Viag AG                                                12,783,796
                                                                 --------------

Total German Stocks
(Cost $479,275,865)                                                 519,310,228
                                                                 --------------


--------------------------------------------------------------------------------
HONG KONG:                                                                 1.70%
--------------------------------------------------------------------------------
Beverage & Tobacco
   5,552,000  Vitasoy International Holdings Ltd.                     1,697,499

Conglomerates
   6,432,500  Jardine Strategic Holdings Ltd.                        13,122,300

Electrical & Electronics
   7,086,000  QPL International Holdings Ltd.                         2,371,761
              (Note B, p. 5)

Financial Services
   2,410,000  Liu Chong Hing Investment Ltd.                          1,613,306

Real Estate
  15,963,000  Amoy Properties Ltd. (Note A, p. 5)                    14,487,718
   5,552,000  Great Eagle Holdings                                    7,147,363
   4,884,000  Hang Lung Development Co., Ltd.                         5,532,924
              (Note A, p. 5)

Transportation-Shipping
   4,586,000  Orient Overseas International Ltd.                      2,066,324
              (Note B, p. 5)

Utilities-Electric, Gas & Water
   2,962,000  CLP Holdings Ltd.                                      13,917,919
                                                                 --------------

Total Hong Kong Stocks
(Cost $63,442,962)                                                   61,957,114
                                                                 --------------


--------------------------------------------------------------------------------
ITALY:                                                                     9.38%
--------------------------------------------------------------------------------
Automobiles
   2,303,745  Magneti Marelli S.p.A. ORD                              6,456,720

Banking
  12,150,000  Banca Commerciale Italiana                             82,611,198
              (Note A, p. 5)
   1,122,400  Banca Popolare di Bergamo                              24,853,155
              (Note A, p. 5)
   3,407,100  Banca Popolare di Milano                               24,648,569
              (Note A, p. 5)

Broadcasting & Publishing
   2,700,000  Mediaset S.p.A.                                        27,310,105

Chemicals
   3,026,400  Montefibre S.p.A. ORD                                   2,097,664
     456,600  Montefibre S.p.A. RNC                                     272,073

Conglomerates
     420,800  IFIL Finanziaria di Partecipazioni                      2,646,214
              S.p.A. ORD
   1,357,400  IFIL Finanziaria di Partecipazioni                      5,647,372
              S.p.A. RNC (Note A, p. 5)
     217,500  Italmobiliare S.p.A. ORD (Note A, p. 5)                 5,931,570
     246,800  Italmobiliare S.p.A. RNC (Note A, p. 5)                 3,852,188

Energy Sources
   7,837,480  ENI S.p.A. (Note A, p. 5)                              49,077,756

Insurance (Non-Life)
     585,500  Unipol S.p.A. RNC (Note A, p. 5)                        1,326,992

Paper & Forest Products
     633,500  Burgo (Cartiere) S.p.A.                                 4,990,179

Telecommunications
   5,246,355  Telecom Italia S.p.A. ORD                              45,189,373
              (Note A, p. 5)
   7,348,873  Telecom Italia S.p.A. RNC                              36,978,717
              (Note A, p. 5)


2  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
Tires & Rubber
   7,389,000  Pirelli S.p.A. (Note A, p. 5)                      $   17,902,368

Utilities-Electric, Gas & Water
      75,000  Acea S.p.A. (Note B, p. 5)                                886,460
                                                                 --------------

Total Italian Stocks
(Cost $246,349,605)                                                 342,678,673
                                                                 --------------


--------------------------------------------------------------------------------
JAPAN:                                                                    32.56%
--------------------------------------------------------------------------------
Appliances & Household Durables
   3,793,000  Matsushita Electric Industrial                         80,456,500
              Co., Ltd. (Note A, p. 5)

Banking
     255,490  Bank of Iwate (Note A, p. 5)                           12,154,797
   4,907,000  Eighteenth Bank Ltd. (Note A, p. 5)                    22,747,378
      14,000  Hyakujushi Bank (Note A, p. 5)                             90,466
      75,200  Kita-Nippon Bank Ltd.                                   3,943,810
  25,668,000  Mitsui Trust & Banking Co., Ltd.                       52,403,297
              (Note A, p. 5)
         120  Miyazaki Bank                                                 528
   1,902,000  Nanto Bank                                             13,537,367
   3,230,000  Sakura Bank (Note A, p. 5)                             24,199,288
     808,000  San-in Godo Bank Ltd.                                   6,333,546
   5,600,000  Sumitomo Bank Ltd.                                     44,210,527
         300  Yamagata Bank                                               1,573

Beverage & Tobacco
     260,000  Hokkaido Coca-Cola Bottling Co., Ltd.                   3,457,576
     827,000  Kinki Coca-Cola Bottling Co., Ltd.                     15,102,547
              (Note A, p. 5)
     424,000  Shikoku Coca-Cola Bottling Co., Ltd.                    5,956,172
              (Note A, p. 5)

Broadcasting & Publishing
     816,700  Asatsu Inc. (Note A, p. 5)                             26,616,558

Business & Public Services
     719,000  Kokuyo Co., Ltd. (Note A, p. 5)                        12,544,456
     527,000  Toppan Printing Co., Ltd.                               6,613,411

Chemicals
   6,000,000  Daicel Chemical Industries Ltd.                        21,914,216
              (Note A, p. 5)

Construction & Housing
   3,505,400  Daito Trust Construction Co., Ltd.                     51,868,627
              (Note A, p. 5)
   1,475,000  Sekisui House Ltd. (Note A, p. 5)                      16,603,765

Cosmetics & Toiletries
   2,069,000  Lion Corp. (Note A, p. 5)                               8,215,546

Electrical & Electronics
   6,708,000  Hitachi Ltd.                                           74,128,489
     692,000  Mitsubishi Electric Corp. (Note A, p. 5)                3,940,214
   5,244,000  Sharp Corp. (Note A, p. 5)                             83,782,207
   2,038,000  Taiyo Yuden Co., Ltd. (Note A, p. 5)                   67,182,619

Financial Services
   1,899,000  Daiwa Securities Co., Ltd. (Note A, p. 5)              17,250,703

Food & Household Products
     789,400  Ezaki Glico Co., Ltd. (Note A, p. 5)                    4,502,197

Health & Personal Care
   3,382,000  Chugai Pharmaceutical Co., Ltd.                        40,699,289
              (Note A, p. 5)
   2,150,000  Daiichi Pharmaceutical Co., Ltd.                       32,578,198
              (Note A, p. 5)
     791,000  Kissei Pharmaceutical Co., Ltd.                        17,223,029
              (Note A, p. 5)

Insurance (Non-Life)
   1,671,900  Chiyoda Fire & Marine (Note A, p. 5)                    6,607,434
   2,581,000  Dai-Tokyo Fire & Marine (Note A, p. 5)                  9,426,766
     943,000  Koa Fire & Marine                                       3,258,728
     896,000  Nippon Fire & Marine                                    2,970,444

Machinery & Engineering
   2,926,000  Makita Corp. (Note A, p. 5)                            32,882,563
   7,435,000  Mitsubishi Heavy Industries Ltd.                       28,547,949

Merchandising
   1,848,700  Aoyama Trading Co., Ltd.                               62,327,403
   2,371,000  Canon Sales Co., Inc. (Note A, p. 5)                   37,259,206
     640,300  Deodeo Corp. (Note A, p. 5)                             8,395,018
     720,000  Laox Co., Ltd.                                          7,214,834

Metal-Steel
     358,000  Kurimoto Ltd. (Note A, p. 5)                              955,516
  20,412,000  Nisshin Steel Co., Ltd. (Note A, p. 5)                 27,526,953
   1,671,400  Tokyo Steel Manufacturing Co., Ltd.                     7,200,262
              (Note A, p. 5)
     317,000  Toyo Seikan Kaisha Ltd.                                 6,828,058
     579,000  Yamato Kogyo Co., Ltd. (Note A, p. 5)                   3,269,685

Miscellaneous Materials
     800,000  Ricoh Co., Ltd. (Note A, p. 5)                         13,860,274

Multi-Industry
   6,815,000  Itochu Corp. (Note A, p. 5)                            22,401,807
   8,146,000  Marubeni Corp. (Note A, p. 5)                          21,055,404
   3,085,000  Sumitomo Corp. (Note A, p. 5)                          22,621,793

Real Estate
     501,000  TOC Co.                                                 3,837,966

Retail
     500,000  Citizen Watch Co., Ltd.                                 3,582,131

Textiles/Apparel
     656,000  Tokyo Style Co., Ltd. (Note A, p. 5)                    7,187,863

Transportation-Shipping
   5,205,000  Kawasaki Kisen Kaisha Ltd. (Note A, p. 5)               9,846,507
  10,735,000  Mitsui O.S.K. Lines Ltd.                               20,006,228

Utilities-Electric, Gas & Water
     620,600  Chugoku Electric Power Co., Inc.                        9,822,195
              (Note A, p. 5)
     389,000  Hokkaido Electric Power Co., Inc.                       5,774,162
              (Note A, p. 5)
   1,882,000  Kyushu Electric Power Co., Inc.                        28,728,788
              (Note A, p. 5)
     184,800  Shikoku Electric Power Co., Inc.                        2,949,047
              (Note A, p. 5)
     226,400  Tohoku Electric Power Co., Inc.                         3,519,611
              (Note A, p. 5)
                                                                 --------------

Total Japanese Stocks
(Cost $1,012,607,021)                                             1,190,123,491
                                                                 --------------


                                  Schedule of Investments -- Stock Portfolios  3

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
MALAYSIA:                                                                  0.00%
--------------------------------------------------------------------------------
Miscellaneous Materials
      95,000  Golden Hope Plantations Berhad                     $       65,500
                                                                 --------------

Total Malaysian Stock
(Cost $74,296)                                                           65,500
                                                                 --------------


--------------------------------------------------------------------------------
NORWAY:                                                                    2.09%
--------------------------------------------------------------------------------
Banking
     844,700  Christiania Bank OG (Note A, p. 5)                      4,536,180
     900,250  Sparebanken                                            19,698,235

Energy Sources
     914,883  Norsk Hydro A.S.A.                                     38,737,704

Paper & Forest Products
     333,200  Norske Skogindustrier A.S.A.                           13,377,035
              (Note A, p. 5)
                                                                 --------------

Total Norwegian Stocks
(Cost $65,663,423)                                                   76,349,154
                                                                 --------------


--------------------------------------------------------------------------------
SINGAPORE:                                                                 1.99%
--------------------------------------------------------------------------------
Banking
   2,930,600  Overseas Union Bank Ltd.                               13,015,312
              (Note A, p. 5)
   1,597,000  United Overseas Bank Ltd.                              12,118,412

Electrical & Electronics
     432,000  Creative Technology Ltd.                                4,590,000

Machinery & Engineering
   7,320,500  Keppel Fels Energy                                      5,554,968

Multi-Industry
   9,168,400  Natsteel Ltd.                                          16,179,529

Real Estate
   7,578,000  Keppel Land Ltd. (Note A, p. 5)                         9,405,635
   5,341,000  Singapore Land Ltd. (Note A, p. 5)                     11,750,200
                                                                 --------------

Total Singapore Stocks
(Cost $57,505,663)                                                   72,614,056
                                                                 --------------


--------------------------------------------------------------------------------
SPAIN:                                                                     4.89%
--------------------------------------------------------------------------------
Banking
   2,863,920  Argentaria S.A. (Note A, p. 5)                         62,958,299

Construction & Housing
     421,065  Grupo Dragados S.A.                                     4,838,767

Energy Sources
   1,074,050  Repsol S.A. (Note A, p. 5)                             21,016,869

Metal-Steel
     320,000  Aceralia Corparacion Siderurgica                        4,085,950
              S.A. (Note A, p. 5)

Telecommunications
      20,000  Telefonica Publicidad e                                   462,861
              Informacion S.A. (Note B, p. 5)

Utilities-Electric, Gas & Water
   2,380,000  Iberdrola S.A.                                         35,251,531
   1,071,000  Red Electrica de Espana                                 8,216,493
              (Notes A & B, p. 5)
   2,790,904  Union Electrica Fenosa S.A.                            41,842,505
                                                                 --------------

Total Spanish Stocks
(Cost $137,613,101)                                                 178,673,275
                                                                 --------------


--------------------------------------------------------------------------------
SWEDEN:                                                                    0.23%
--------------------------------------------------------------------------------
Appliances & Household Durables
     342,850  Electrolux AB (Class A)                                 6,402,545

Real Estate
     156,190  Tornet Fastighets AB                                    1,963,575
                                                                 --------------

Total Swedish Stocks
(Cost $4,671,364)                                                     8,366,120
                                                                 --------------


--------------------------------------------------------------------------------
UNITED KINGDOM:                                                           10.62%
--------------------------------------------------------------------------------
Automobiles
   2,858,798  Lex Service plc                                        26,826,690

Broadcasting & Publishing
   3,434,799  Trinity Mirror plc (Note A, p. 5)                      31,496,717

Chemicals
     586,100  Imperial Chemical Industries plc                        6,253,201

Conglomerates
   1,027,200  Powell Duffryn plc                                      8,235,553

Construction & Housing
   2,087,246  Carillion plc (Note B, p. 5)                            4,289,104
     622,867  Fairview Holdings plc                                   1,445,850
   1,097,458  George Wimpey plc                                       2,276,498
   2,087,246  Tarmac plc                                             14,981,969

Energy Sources
   1,627,500  Lasmo plc                                               3,692,147
   3,195,700  Shell Transport & Trading Co., plc                     23,780,074
              (Note A, p. 5)

Food & Household Products
   6,850,560  Hazlewood Foods plc                                    13,026,173
     572,784  Terranova Foods plc                                     1,414,461
   1,340,909  United Biscuits plc                                     4,039,793

Health & Personal Care
  12,371,199  Smith & Nephew plc                                     39,104,054

Insurance
   2,847,909  CGU plc                                                43,790,686
   4,506,270  Royal & Sun Alliance Insurance                         35,832,170
              Group plc
     683,169  Sun Life & Provincial Holdings plc                      5,342,328

Merchandising
   3,135,300  Somerfield plc                                          6,761,751

Metal-Steel
   2,556,800  British Steel plc (Note A, p. 5)                        6,482,257

Multi-Industry
   4,392,000  Tomkins plc                                            18,365,587

Paper & Forest Products
   3,697,676  Arjo Wiggins Appleton plc                              12,053,212

Real Estate
   1,660,000  MEPC plc                                               12,161,212


4  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

-------------------------------------------------------------------------------
Quantity             Description                                   Market Value
-------------------------------------------------------------------------------
Utilities-Electric, Gas & Water
   2,527,360  Anglian Water plc                                  $   30,082,517
      90,704  Hyder plc                                                 809,347
   2,100,917  Pennon Group plc                                       35,694,176
                                                                 --------------

Total United Kingdom Stocks
(Cost $343,693,689)                                                 388,237,527
                                                                 --------------

Total Equities
(Cost $2,970,945,089)                                             3,517,966,637
                                                                 --------------


--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      2.21%
--------------------------------------------------------------------------------
  80,782,000  State Street Bank & Trust Co.,                         80,782,000
              Repurchase Agreement,
              Dated 09/30/1999, 5.00%,
              maturing 10/01/1999 for $80,793,220,
              collateral 55,965,000 principal
              amount U.S. Treasury Bond,
              11.25%, 02/15/2015,
              value $82,399,732
                                                                 --------------

Total Repurchase Agreement
(Cost $80,782,000)                                                   80,782,000
                                                                 --------------


-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $3,051,727,089)  98.47%                  $3,598,748,637
(Note E, below)

Cash and Other Assets, Less Liabilities   1.53                       55,830,122
                                        ------                   --------------
(Note F, below)

Net Assets (Equivalent to $20.02
per share based on 182,510,805
shares of capital stock outstanding)    100.00%                  $3,654,578,759
                                        ======                   ==============


-------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
-------------------------------------------------------------------------------
                                     Contract                      Unrealized
Quantity     Description              Amount                      Depreciation
-------------------------------------------------------------------------------
594          British Pound FT-SE    $61,128,184                  $   (1,632,643)
             December 1999
                                                                 --------------

Total Long Stock Index Futures Contracts                         $   (1,632,643)
                                                                 --------------


-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity             Description                                  Market Value
-------------------------------------------------------------------------------
16,675,209        Australian Dollar                              $   10,884,743
14,402,670        British Pound                                      23,711,105
10,369,731        Canadian Dollar                                     7,057,599
10,233,442        Euro                                               10,888,888
8,528,550         Hong Kong Dollar                                    1,097,922
2,232,436,400     Japanese Yen                                       20,906,878
9,825,261         Malaysian Ringgit                                   2,585,595
23,738,649        Norwegian Krone                                     3,064,435
1,011,417         Singapore Dollar                                      594,951
21,500,544        Swedish Krona                                       2,624,258
99                Swiss Franc                                                66
                                                                 --------------

Total Foreign Currencies                                         $   83,416,440
                                                                 --------------

--------------------------------------------------------------------------------

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(B)   Non-income-producing security
(C)   Explanation of abbreviations:
      RFD-Restricted for Dividends
      Stamm-German Ordinary Share
      Vorzug-German Preference Share
      ORD-Italian Ordinary Share
      RNC-Italian Savings Share
(D)   Fair-valued security (See Note 1A of the Notes to Financial Statements)
(E) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Includes $2,927,469 (British pounds) U.S. dollar equivalent pledged as collateral for futures transactions
(G)   Allocation of assets by industry as of September 30, 1999:
      Appliances & Household Durables                                     2.38%
      Automobiles                                                         4.24
      Banking                                                            17.00
      Beverage & Tobacco                                                  1.10
      Broadcasting & Publishing                                           4.88
      Building Materials                                                  0.92
      Business & Public Services                                          0.52
      Chemicals                                                           2.69
      Conglomerates                                                       1.13
      Construction & Housing                                              2.63
      Cosmetics & Toiletries                                              0.22
      Electrical & Electronics                                            8.57
      Energy Sources                                                      5.11
      Financial Services                                                  0.52
      Food & Household Products                                           0.79
      Health & Personal Care                                              3.81
      Insurance                                                           2.69
      Insurance (Non-Life)                                                0.64
      Machinery & Engineering                                             2.72
      Merchandising                                                       4.17
      Metal-Steel                                                         2.89
      Miscellaneous Materials                                             0.38
      Multi-Industry                                                      2.75
      Non-Financial                                                       0.60
      Paper & Forest Products                                             1.98
      Real Estate                                                         3.41
      Retail                                                              0.10
      Telecommunications                                                  4.44
      Textiles/Apparel                                                    0.20
      Tires & Rubber                                                      0.86
      Transportation-Shipping                                             0.87
      Utilities-Electric, Gas & Water                                    11.05
      Repurchase Agreement                                                2.21
      Cash and Other Assets, Less Liabilities                             1.53
                                                                        ------
      Total                                                             100.00%
                                                                        ======

See Notes to Financial Statements.


                                  Schedule of Investments -- Stock Portfolios  5

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein International Value Portfolio II
                               September 30, 1999

Shares               Description                                   Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 96.90%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 1.78%
--------------------------------------------------------------------------------
Broadcasting & Publishing
   2,707,600  PMP Communications Ltd.                            $    4,057,918
              (Note A, p. 10)

Building Materials
     680,000  Boral Ltd. (Note A, p. 10)                              1,041,319

Energy Sources
   1,445,400  Caltex Australia Ltd. (Note A, p. 10)                   2,745,541

Paper & Forest Products
   1,646,800  Amcor Ltd. (Note A, p. 10)                              7,900,874

Real Estate
   1,583,300  Schroders Property Fund                                 2,480,398
   8,151,400  Westfield Trust                                        16,462,637
     281,593  Westfield Trust RFD (02/28/2000)                          568,708
              (Notes B & D, p. 10)

Telecommunications
   4,000,000  Cable & Wireless Optus Ltd.                             8,616,301
              (Note B, p. 10)
                                                                 --------------

Total Australian Stocks
(Cost $50,159,853)                                                   43,873,696
                                                                 --------------


--------------------------------------------------------------------------------
AUSTRIA:                                                                   0.46%
--------------------------------------------------------------------------------

Banking
     193,800  Bank Austria AG (Note A, p. 10)                         9,640,447

Metal-Steel
      58,200  Voest-Alpine Stahl AG                                   1,781,659
                                                                 --------------

Total Austrian Stocks
(Cost $13,996,381)                                                   11,422,106
                                                                 --------------


--------------------------------------------------------------------------------
CANADA:                                                                    5.33%
--------------------------------------------------------------------------------
Automobiles
     126,200  Magna International Inc. (Class A)                      6,235,704

Banking
     450,000  Bank of Nova Scotia                                     9,647,451
   1,036,600  National Bank of Canada                                12,346,356

Broadcasting & Publishing
     779,800  Quebecor Printing Inc.                                 17,859,028
     207,700  Torstar Corp. (Class B)                                 2,254,689

Conglomerates
     244,600  Edperbrascan Corp. (Class A)                            3,462,656

Electrical & Electronics
     127,000  Celestica Inc. (Note B, p. 10)                          6,253,624
     204,400  C-MAC Industries Inc. (Note B, p. 10)                   5,286,327

Energy Sources
     250,000  Shell Canada Ltd. (Class A)                             5,529,844
      83,300  Suncor Inc.                                             3,174,845

Machinery & Engineering
     529,800  Finning International Inc.                              5,156,292

Metal-Steel
   1,040,600  Dofasco Inc.                                           18,838,876

Telecommunications
      76,600  BCE Inc.                                                3,805,758
   1,700,000  Mitel Corp. (Note B, p. 10)                            13,421,357

Utilities-Electric, Gas & Water
     366,400  NS Power Holdings Inc.                                  3,890,179
     750,700  Westcoast Energy Inc.                                  14,024,852
                                                                 --------------

Total Canadian Stocks
(Cost $131,553,716)                                                 131,187,838
                                                                 --------------


--------------------------------------------------------------------------------
FINLAND:                                                                   1.37%
--------------------------------------------------------------------------------
Food & Household Products
      37,000  Huhtamaki Oy (Note A, p. 10)                            1,169,284

Health & Personal Care
     677,700  Tamro Oy                                                2,632,038

Insurance
     156,500  Sampo Insurance Co.-'A' Free                            5,195,540

Machinery & Engineering
     397,946  Metso Oyj                                               4,492,637

Merchandising
     162,700  Kesko Ltd.                                              1,956,265

Paper & Forest Products
   1,367,500  Enso Oy 'R' (Notes A & B, p. 10)                       18,115,840
                                                                 --------------

Total Finnish Stocks
(Cost $32,509,144)                                                   33,561,604
                                                                 --------------


--------------------------------------------------------------------------------
FRANCE:                                                                    9.20%
--------------------------------------------------------------------------------
Automobiles
      66,800  Peugeot S.A.                                           13,376,974
     497,300  Renault S.A. (Note A, p. 10)                           27,462,976
      28,800  Sylea                                                   1,628,762

Banking
     157,000  Banque Nationale de Paris                              12,520,829
     104,300  Natexis                                                 7,485,625
      23,100  Societe Generale                                        4,756,141

Beverage & Tobacco
      16,459  Pernod Ricard                                           1,105,082

Broadcasting & Publishing
      70,600  Television Francaise 1 (TF1)                           19,734,520

Building Materials
     227,900  Ciments Francais                                       16,732,283

Electrical & Electronics
      50,300  Alcatel Alsthom                                         6,925,706

Energy Sources
       7,300  ESSO SAF                                                  621,405

*See Note 1, page 26 in Notes to Financial Statements.


6  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
     161,400  Societe Nationale Elf Aquitaine                    $   28,164,961

Health & Personal Care
     114,900  Rhone-Poulenc S.A.                                      5,929,575

Machinery & Engineering
     158,000  Vallourec                                               6,393,596

Merchandising
      61,990  Galeries Lafayette S.A.                                 9,419,148

Metal-Steel
     706,300  Usinor S.A.                                             9,957,879

Real Estate
      98,100  Simco                                                   8,350,660

Telecommunications
     136,200  France Telecom S.A. (Note A, p. 10)                    11,941,699

Textiles/Apparel
      81,900  Chargeurs S.A. (Note A, p. 10)                          5,010,874

Utilities-Electric, Gas & Water
     177,600  Suez Lyonnaise des Eaux                                28,724,226
              (Note A, p. 10)
                                                                 --------------

Total French Stocks
(Cost $202,014,300)                                                 226,242,921
                                                                 --------------


--------------------------------------------------------------------------------
GERMANY:                                                                  15.29%
--------------------------------------------------------------------------------
Automobiles
     319,800  Bayerische Motoren Werke AG                             9,017,499
              (Note A, p. 10)
     178,100  Phoenix AG                                              2,510,970
     530,000  Volkswagen AG (Stamm)                                  29,550,780

Banking
   1,192,900  Commerzbank (Note A, p. 10)                            45,694,963
     122,600  Deutsche Pfandbriefbank                                10,110,065
   1,054,300  IKB Deutsche Industriebank                             20,136,799
              (Note A, p. 10)

Building Materials
     165,000  Dyckerhoff AG (Vorzug)                                  5,073,920

Business & Public Services
      13,180  Herlitz AG (Vorzug) (Note B, p. 10)                       277,679

Chemicals
     755,900  BASF AG                                                32,172,597
     352,700  Bayer AG                                               14,054,619

Electrical & Electronics
     356,600  Siemens AG (Stamm)                                     29,425,573

Food & Household Products
      62,400  Sudzucker AG (Stamm)                                      979,351
     163,800  Sudzucker AG (Vorzug)                                   2,596,940

Health & Personal Care
     238,500  Dragerwerk AG (Vorzug)                                  2,410,870

Insurance
      40,300  Hannover Rueckversicherungs AG                          3,108,886
       6,400  Mannheimer Aktiengesellschaft                           3,207,471

Machinery & Engineering
     171,518  Krones AG (Vorzug)                                      5,931,368
     165,500  MAN AG (Vorzug)                                         3,205,023

Merchandising
     266,600  Metro AG (Vorzug)                                       7,347,197

Non-Financial
      44,600  Grohe (Friedrich) AG (Vorzug)                          13,648,519

Telecommunications
     381,400  Deutsche Telekom AG (Note A, p. 10)                    15,624,395

Tires & Rubber
   1,620,100  Continental AG                                         35,511,648

Utilities-Electric, Gas & Water
   1,397,700  VEBA AG (Note A, p. 10)                                76,517,563
     418,600  Viag AG                                                 7,928,317
                                                                 --------------

Total German Stocks
(Cost $376,029,413)                                                 376,043,012
                                                                 --------------


--------------------------------------------------------------------------------
HONG KONG:                                                                 1.73%
--------------------------------------------------------------------------------
Beverage & Tobacco
   3,448,000  Vitasoy International Holdings Ltd.                     1,054,210

Conglomerates
   3,992,000  Jardine Strategic Holdings Ltd.                         8,143,680
              (Note A, p. 10)

Electrical & Electronics
   4,400,000  QPL International Holdings Ltd.                         1,472,727
              (Note B, p. 10)

Financial Services
   1,496,000  Liu Chong Hing Investment Ltd.                          1,001,455

Real Estate
  12,310,000  Amoy Properties Ltd.                                   11,172,325
   3,448,000  Great Eagle Holdings                                    4,438,780
   4,238,000  Hang Lung Development Co., Ltd.                         4,801,092
   2,480,000  Tai Cheung Holdings                                       587,443

Transportation-Shipping
   2,848,000  Orient Overseas International Ltd.                      1,283,230
              (Note B, p. 10)

Utilities-Electric, Gas & Water
   1,838,000  CLP Holdings Ltd.                                       8,636,440
                                                                 --------------

Total Hong Kong Stocks
(Cost $45,357,612)                                                   42,591,382
                                                                 --------------


--------------------------------------------------------------------------------
ITALY:                                                                     9.55%
--------------------------------------------------------------------------------
Automobiles
   4,542,700  Magneti Marelli S.p.A. ORD                             12,731,853

Banking
   7,542,000  Banca Commerciale Italiana                             51,280,137
     696,800  Banca Popolare di Bergamo                              15,429,150
   2,114,900  Banca Popolare di Milano                               15,300,184

Broadcasting & Publishing
   1,700,000  Mediaset S.p.A.                                        17,195,251

Chemicals
   1,878,600  Montefibre S.p.A. ORD                                   1,302,098
     283,400  Montefibre S.p.A. RNC                                     168,869


                                  Schedule of Investments -- Stock Portfolios  7

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
Conglomerates
     261,200  IFIL Finanziaria di Partecipazioni                 $    1,642,565
              S.p.A. ORD
     842,600  IFIL Finanziaria di Partecipazioni                      3,505,581
              S.p.A. RNC (Note A, p. 10)
     135,000  Italmobiliare S.p.A. ORD                                3,681,664
     153,200  Italmobiliare S.p.A. RNC (Note A, p. 10)                2,391,228

Energy Sources
   5,735,100  ENI S.p.A.                                             35,912,799

Financial Services
     300,000  Sao Paolo IMI S.p.A.                                    3,878,460

Insurance (Non-Life)
   2,063,500  Unipol S.p.A. RNC (Note A, p. 10)                       4,676,768

Paper & Forest Products
     800,000  Burgo (Cartiere) S.p.A.                                 6,301,726

Telecommunications
   3,256,700  Telecom Italia S.p.A. ORD                              28,051,519
   4,561,800  Telecom Italia S.p.A. RNC                              22,954,474

Tires & Rubber
   1,200,000  Pirelli S.p.A. (Note A, p. 10)                          2,907,409

Utilities-Electric, Gas & Water
      55,000  Acea S.p.A. (Note B, p. 10)                               650,071
   1,500,000  Societa Nordelettrica S.p.A.                            4,810,567
                                                                 --------------

Total Italian Stocks
(Cost $259,351,859)                                                 234,772,373
                                                                 --------------


--------------------------------------------------------------------------------
JAPAN:                                                                    32.69%
--------------------------------------------------------------------------------
Appliances & Household Durables
   2,354,000  Matsushita Electric Industrial                         49,932,666
              Co., Ltd.

Banking
     158,000  Bank of Iwate                                           7,516,764
     551,000  Biwako Bank                                             1,723,488
   3,038,300  Eighteenth Bank Ltd. (Note A, p. 10)                   14,084,646
   1,295,000  Higo Bank (Note A, p. 10)                               5,396,844
   2,249,000  Kagoshima Bank (Note A, p. 10)                         10,172,944
      47,000  Kita-Nippon Bank Ltd.                                   2,464,881
   7,966,000  Mitsui Trust & Banking Co., Ltd.                       16,263,233
     751,000  Miyazaki Bank (Note A, p. 10)                           3,305,582
     276,000  Nanto Bank                                              1,964,413
     664,000  Oita Bank (Note A, p. 10)                               3,389,024
   4,462,000  Sakura Bank                                            33,429,481
     703,000  San-in Godo Bank Ltd.                                   5,510,498
   2,000,000  Sumitomo Bank Ltd.                                     16,275,238
   2,328,000  Toho Bank (Note A, p. 10)                              10,573,890

Beverage & Tobacco
     162,000  Hokkaido Coca-Cola Bottling Co., Ltd.                   2,154,336
     513,000  Kinki Coca-Cola Bottling Co., Ltd.                      9,368,328
              (Note A, p. 10)
     263,000  Shikoku Coca-Cola Bottling Co.,                         3,694,512
              Ltd. (Note A, p. 10)

Broadcasting & Publishing
     507,000  Asatsu Inc. (Note A, p. 10)                            16,523,319

Business & Public Services
     803,000  Kokuyo Co., Ltd.                                       14,010,011
     327,000  Toppan Printing Co., Ltd.                               4,103,577

Chemicals
     534,000  Kansai Paint Co., Ltd. (Note A, p. 10)                  1,500,281

Construction & Housing
     776,000  Daito Trust Construction Co., Ltd.                     11,482,300
   1,789,000  Sekisui House Ltd. (Note A, p. 10)                     20,138,397

Cosmetics & Toiletries
   1,284,000  Lion Corp. (Note A, p. 10)                              5,098,483

Electrical & Electronics
     150,000  Futaba Corp.                                            7,866,642
   3,437,000  Hitachi Ltd.                                           37,981,457
     430,000  Mitsubishi Electric Corp.                               2,448,399
   3,256,000  Sharp Corp.                                            52,020,379
     830,000  Taiyo Yuden Co., Ltd.                                  27,360,929

Energy Sources
   1,136,000  General Sekiyu Group (Note A, p. 10)                    3,340,551

Financial Services
   1,178,000  Daiwa Securities Co., Ltd.
(Note A, p. 10)                                                      10,701,068

Food & Household Products
     603,000  Ezaki Glico Co., Ltd.                                   3,439,099

Health & Personal Care
   2,242,000  Chugai Pharmaceutical Co., Ltd.                        26,980,427
              (Note A, p. 10)
   1,285,000  Daiichi Pharmaceutical Co., Ltd.                       19,471,156
     504,000  Kissei Pharmaceutical Co., Ltd.                        10,973,965

Insurance (Non-Life)
   2,010,000  Chiyoda Fire & Marine (Note A, p. 10)                   7,943,623
   2,548,000  Dai-Tokyo Fire & Marine (Note A, p. 10)                 9,306,237
   1,213,000  Koa Fire & Marine                                       4,191,768
   1,504,000  Nippon Fire & Marine                                    4,986,102

Machinery & Engineering
   1,659,000  Makita Corp.                                           18,643,941
   3,615,000  Mitsubishi Heavy Industries Ltd.                       13,880,409
     329,000  Sintokogio                                                828,816

Merchandising
     828,000  Aoki International Co., Ltd.                            3,667,765
              (Note A, p. 10)
     574,400  Aoyama Trading Co., Ltd.                               19,365,424
   1,471,000  Canon Sales Co., Inc. (Note A, p. 10)                  23,116,108
     397,000  Deodeo Corp.                                            5,205,095
     447,000  Laox Co., Ltd.                                          4,479,210

Metal-Steel
   1,920,000  Kurimoto Ltd. (Note A, p. 10)                           5,124,555
   1,117,000  Maruichi Steel Tube Ltd. (Note A, p. 10)               14,749,673
  12,659,000  Nisshin Steel Co., Ltd.                                17,071,512
   1,038,000  Tokyo Steel Manufacturing Co., Ltd.                     4,471,624
     197,000  Toyo Seikan Kaisha Ltd.                                 4,243,304
     394,000  Yamato Kogyo Co., Ltd.                                  2,224,967
   2,459,000  Yodogawa Steel Works Ltd.                              11,399,185
              (Note A, p. 10)


8  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
Miscellaneous Materials
   1,000,000  Ricoh Co., Ltd. (Note A, p. 10)                    $   17,325,342
   1,038,000  Yamamura Glass Co., Ltd.                                2,507,998
              (Note A, p. 10)

Multi-Industry
   3,553,000  Itochu Corp. (Note A, p. 10)                           11,679,182
   6,354,000  Marubeni Corp.                                         16,423,525
   1,800,000  Mitsubishi Corp.                                       14,834,239
   1,915,000  Sumitomo Corp.                                         14,042,377

Real Estate
   2,442,000  Daiwa Kosho Lease Co., Ltd.                            11,434,726
              (Note A, p. 10)
     401,000  TOC Co.                                                 3,071,905

Textiles/Apparel
     939,000  Tokyo Style Co., Ltd. (Note A, p. 10)                  10,288,725

Transportation-Road & Rail
   1,588,000  Seino Transportation Co., Ltd.                         10,707,623
              (Note A, p. 10)

Transportation-Shipping
   2,835,000  Mitsui O.S.K. Lines Ltd. (Note A, p. 10)                5,283,433

Utilities-Electric, Gas & Water
     385,000  Chugoku Electric Power Co., Inc.                        6,093,370
              (Note A, p. 10)
     431,000  Hokkaido Electric Power Co., Inc.                       6,397,593
              (Note A, p. 10)
   1,448,000  Kyushu Electric Power Co., Inc.                        22,103,765
              (Note A, p. 10)
     115,000  Shikoku Electric Power Co., Inc.                        1,835,175
              (Note A, p. 10)
     141,000  Tohoku Electric Power Co., Inc.                         2,191,983
              (Note A, p. 10)
                                                                 --------------

Total Japanese Stocks
(Cost $692,878,084)                                                 803,781,487
                                                                 --------------


--------------------------------------------------------------------------------
NORWAY:                                                                    1.93%
--------------------------------------------------------------------------------
Banking
     524,400  Christiania Bank OG (Note A, p. 10)                     2,816,116
     558,800  Sparebanken                                            12,227,018

Energy Sources
     567,900  Norsk Hydro A.S.A.                                     24,045,853

Paper & Forest Products
     206,800  Norske Skogindustrier A.S.A.                            8,302,434
                                                                 --------------

Total Norwegian Stocks
(Cost $38,948,209)                                                   47,391,421
                                                                 --------------


--------------------------------------------------------------------------------
SINGAPORE:                                                                 1.17%
--------------------------------------------------------------------------------
Banking
   1,347,102  Overseas Union Bank Ltd.                                5,982,718
     512,000  United Overseas Bank Ltd.                               3,885,176
              (Note A, p. 10)

Electrical & Electronics
     468,000  Creative Technology Ltd.                                4,972,500

Machinery & Engineering
   4,545,750  Keppel Fels Energy                                      3,449,422

Multi-Industry
   2,075,000  Natsteel Ltd.                                           3,661,765

Real Estate
   1,301,000  Keppel Land Ltd.                                        1,614,771
   2,316,000  Singapore Land Ltd.                                     5,095,200
                                                                 --------------

Total Singapore Stocks
(Cost $32,139,831)                                                   28,661,552
                                                                 --------------


--------------------------------------------------------------------------------
SPAIN:                                                                     5.24%
--------------------------------------------------------------------------------
Banking
   1,990,800  Argentaria S.A.                                        43,764,275

Construction & Housing
     261,300  Grupo Dragados S.A.                                     3,002,790

Energy Sources
   1,096,400  Repsol S.A. (Note A, p. 10)                            21,454,211

Metal-Steel
     210,000  Aceralia Corparacion Siderurgica S.A.                   2,681,404
              (Note A, p. 10)

Telecommunications
      10,000  Telefonica Publicidad e                                   231,431
              Informacion S.A. (Note B, p. 10)

Utilities-Electric, Gas & Water
   2,150,000  Iberdrola S.A.                                         31,844,870
   1,732,400  Union Electrica Fenosa S.A.                            25,972,930
                                                                 --------------

Total Spanish Stocks
(Cost $126,881,321)                                                 128,951,911
                                                                 --------------


--------------------------------------------------------------------------------
SWEDEN:                                                                    0.21%
--------------------------------------------------------------------------------
Appliances & Household Durables
     212,900  Electrolux AB (Class A)                                 3,975,796

Real Estate
      97,000  Tornet Fastighets AB                                    1,219,456
                                                                 --------------

Total Swedish Stocks
(Cost $5,579,696)                                                     5,195,252
                                                                 --------------


--------------------------------------------------------------------------------
UNITED KINGDOM:                                                           10.95%
--------------------------------------------------------------------------------
Automobiles
   1,774,600  Lex Service plc                                        16,652,679

Broadcasting & Publishing
   2,153,232  Trinity Mirror plc                                     19,744,893

Conglomerates
     637,700  Powell Duffryn plc                                      5,112,745

Construction & Housing
   1,241,260  Carillion plc (Note B, p. 10)                           2,550,678
     386,700  Fairview Holdings plc                                     897,640
   1,981,200  George Wimpey plc                                       4,109,677
   1,241,260  Tarmac plc                                              8,909,596


                                  Schedule of Investments -- Stock Portfolios  9

-------------------------------------------------------------------------------
Quantity             Description                                   Market Value
-------------------------------------------------------------------------------
Energy Sources
   1,600,000  Lasmo plc                                          $    3,629,760
   1,983,700  Shell Transport & Trading Co., plc                     14,761,252
              (Note A, below)

Food & Household Products
   4,252,400  Hazlewood Foods plc                                     8,085,835
     355,500  Terranova Foods plc                                       877,889
     832,300  United Biscuits plc                                     2,507,493

Health & Personal Care
   7,853,400  Smith & Nephew plc                                     24,823,769

Insurance
   1,767,900  CGU plc                                                27,183,998
   3,085,636  Royal & Sun Alliance Insurance                         24,535,821
              Group plc
     464,452  Sun Life & Provincial Holdings plc                      3,631,978

Machinery & Engineering
     634,350  Invensys plc                                            3,080,773

Merchandising
   1,946,300  Somerfield plc                                          4,197,492

Metal-Steel
   3,887,098  British Steel plc (Note A, below)                       9,854,963

Multi-Industry
     900,000  Tomkins plc                                             3,763,440

Paper & Forest Products
   2,200,000  Arjo Wiggins Appleton plc                               7,171,279

Real Estate
   1,998,185  MEPC plc                                               14,638,766

Textiles/Apparel
     861,800  Courtaulds Textiles                                     2,014,668

Utilities-Electric, Gas & Water
   1,962,900  Anglian Water plc                                      23,363,895
     658,100  Hyder plc                                               5,872,188
   1,304,200  Pennon Group plc                                       22,158,107
     470,000  United Utilities plc                                    5,130,033
                                                                 --------------

Total United Kingdom Stocks
(Cost $281,952,106)                                                 269,261,307
                                                                 --------------

Total Equities
(Cost $2,289,351,525)                                             2,382,937,862
                                                                 --------------


--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      1.87%
--------------------------------------------------------------------------------
  45,876,000  State Street Bank & Trust Co.,                         45,876,000
              Repurchase Agreement,
              Dated 09/30/1999, 5.00%,
              maturing 10/01/1999 for $45,882,372,
              collateral 31,785,000 principal
              amount U.S. Treasury Bond,
              11.25%, 02/15/2015,
              value $46,798,454
                                                                 --------------

Total Repurchase Agreement
(Cost $45,876,000)                                                   45,876,000
                                                                 --------------


-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $2,335,227,525)  98.77%                  $2,428,813,862
(Note E, below)

Cash and Other Assets, Less Liabilities   1.23                       30,309,220
(Note F, below)                         ------                   --------------


Net Assets (Equivalent to $20.11
per share based on 122,254,873
shares of capital stock outstanding)    100.00%                  $2,459,123,082
                                        ======                   ==============



-------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
-------------------------------------------------------------------------------
                                     Contract                      Unrealized
Quantity     Description              Amount                      Depreciation
-------------------------------------------------------------------------------

440          British Pound FT-SE    $44,647,694                  $     (576,923)
             December 1999
                                                                 --------------

Total Long Stock Index Futures Contracts                         $     (576,923)
                                                                 --------------


-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity             Description                                  Market Value
-------------------------------------------------------------------------------
2,357,074         Australian Dollar                              $    1,538,580
8,029,080         British Pound                                      13,218,269
12,469,205        Canadian Dollar                                     8,486,493
15,965,038        Euro                                               16,987,587
1,707,514         Hong Kong Dollar                                      219,817
492,793,077       Japanese Yen                                        4,615,032
27,744,088        Norwegian Krone                                     3,581,500
219,247           Singapore Dollar                                      128,969
12,315,560        Swedish Krona                                       1,503,181
                                                                 --------------
Total Foreign Currencies                                         $   50,279,428
                                                                 --------------

--------------------------------------------------------------------------------

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(B)   Non-income-producing security
(C)   Explanation of abbreviations:
      RFD-Restricted for Dividends
      Stamm-German Ordinary Share
      Vorzug-German Preference Share
      ORD-Italian Ordinary Share
      RNC-Italian Savings Share
(D)   Fair-valued security (See Note 1A of the Notes to Financial Statements)
(E) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Includes $2,168,495 (British pounds) U.S. dollar equivalent pledged as collateral for futures transactions


10  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
(G)   Allocation of assets by industry as of September 30, 1999:
      Appliances & Household Durables                                      2.19%
      Automobiles                                                          4.85
      Banking                                                             16.88
      Beverage & Tobacco                                                   0.71
      Broadcasting & Publishing                                            3.96
      Building Materials                                                   0.93
      Business & Public Services                                           0.75
      Chemicals                                                            2.00
      Conglomerates                                                        1.14
      Construction & Housing                                               2.08
      Cosmetics & Toiletries                                               0.21
      Electrical & Electronics                                             7.40
      Energy Sources                                                       5.83
      Financial Services                                                   0.63
      Food & Household Products                                            0.80
      Health & Personal Care                                               3.79
      Insurance                                                            2.72
      Insurance (Non-Life)                                                 1.26
      Machinery & Engineering                                              2.65
      Merchandising                                                        3.20
      Metal-Steel                                                          4.16
      Miscellaneous Materials                                              0.81
      Multi-Industry                                                       2.62
      Non-Financial                                                        0.55
      Paper & Forest Products                                              1.94
      Real Estate                                                          3.49
      Telecommunications                                                   4.26
      Textiles/Apparel                                                     0.70
      Tires & Rubber                                                       1.56
      Transportation-Road & Rail                                           0.44
      Transportation-Shipping                                              0.27
      Utilities-Electric, Gas & Water                                     12.12
      Repurchase Agreement                                                 1.87
      Cash and Other Assets, Less Liabilities                              1.23
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Shares               Description                                   Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 97.93%
--------------------------------------------------------------------------------
ARGENTINA:                                                                 5.57%
--------------------------------------------------------------------------------
Banking
     361,136  Bansud S.A. (Class B)                              $      975,228
              (Note A, p. 16)

Beverage & Tobacco
     295,082  Nobleza Piccardo S.A.I.C.                                 649,288

Energy Sources
   5,557,440  Astra Cia Argentina de Petroleo S.A.                   12,728,638
              (Note A, p. 16)

Food & Household Products
     650,000  Garovaglio y Zorraquin S.A.                               448,574
              (Note A, p. 16)

Metal-Steel
   3,342,088  Siderca S.A.I.C.                                        6,351,015

Real Estate
   1,325,953  IRSA Inversiones y                                      3,739,804
              Representaciones S.A.

Telecommunications
     195,000  Telecom Argentina Stet-France                           5,204,062
              Telecom S.A. ADR

Utilities-Electric, Gas & Water
   2,740,000  Central Costanera S.A. (Class B)                        6,522,276
   1,943,759  Central Puerto S.A.                                     3,518,785
                                                                 --------------

Total Argentine Stocks
(Cost $40,013,386)                                                   40,137,670
                                                                 --------------


--------------------------------------------------------------------------------
BRAZIL:                                                                    7.58%
--------------------------------------------------------------------------------
Appliances & Household Durables
  69,750,000  Brasmotor S.A. (PFD)                                    5,649,023

Banking
 545,242,478  Banco Bradesco S.A. (PFD)                               2,609,780

Financial Services
   5,406,000  Itausa Investimentos Itau S.A.                          2,928,250

Food & Household Products
 173,026,676  Ceval Alimentos S.A. (Note A, p. 16)                      253,232
 173,026,676  Seara Alimentos S.A. (Note A, p. 16)                       35,146

Metal-Steel
  67,700,000  Companhia Siderurgica de Tubarao                          567,693
              (PFD) (Class B) (Note A, p. 16)
   4,714,293  Gerdau Metalurgica S.A.                                   109,263
  83,558,114  Gerdau Metalurgica S.A. (PFD)                           2,432,760
 141,386,156  Gerdau S.A. (PFD)                                       2,209,159

Miscellaneous Materials
      80,000  Companhia Vale do Rio Doce                              1,270,833
              (Note A, p. 16)

*See Note 1, page 26 in Notes to Financial Statements.


                                 Schedule of Investments -- Stock Portfolios  11

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
      85,000  Companhia Vale do Rio Doce (PFD)                   $    1,810,677
              (Note A, p. 16)
Paper & Forest Products
     952,000  Companhia Suzano de Papel e                             1,190,000
              Celulose (PFD) (Note A, p. 16)
 293,663,014  Votorantim Celulose Papel S.A. (PFD)                    8,932,250

Telecommunications
 450,000,000  Tele Norte Leste Participacoes S.A.                     4,992,188

Utilities-Electric, Gas & Water
   1,064,000  Centrais Eletricas Brasileiras ADR                      9,243,500
     106,400  Centrais Geradoras do Sul do                              319,200
              Brasil S.A. ADR (Note A, p. 16)
 180,000,000  Companhia Energetica de Minas                           1,706,250
              Gerais
 220,000,000  Companhia Energetica de Minas                           3,322,917
              Gerais (PFD)
1,237,700,000 Companhia Paranaense de Energia                         5,028,156
                                                                 --------------

Total Brazilian Stocks
(Cost $57,607,221)                                                   54,610,277
                                                                 --------------


--------------------------------------------------------------------------------
CHILE:                                                                     2.90%
--------------------------------------------------------------------------------
Banking
     324,500  Banco BHIF S.A. ADR                                     4,360,469

Beverage & Tobacco
     371,000  Compania Cervecerias Unidas S.A.                        8,533,000
              ADR

Multi-Industry
     124,500  Cristalerias de Chile S.A. ADR                          1,711,875
      60,000  Quinenco S.A. ADR                                         607,500

Utilities-Electric, Gas & Water
     374,959  Gener S.A. ADR                                          5,718,125
                                                                 --------------

Total Chilean Stocks
(Cost $21,902,575)                                                   20,930,969
                                                                 --------------


--------------------------------------------------------------------------------
CHINA:                                                                     3.40%
--------------------------------------------------------------------------------
Appliances & Household Durables
   3,700,000  Guangdong Kelon Electrical                              3,715,290
              Holdings Co., Ltd.

Chemicals
  56,100,000  Jilin Chemical Industrial Co., Ltd.                     6,427,606
              (Note C, p. 16)
  13,600,000  Shanghai Petrochemical Co., Ltd.                        3,011,367

Energy Sources
  12,330,000  Yanzhou Coal Mining Co., Ltd.                           4,761,905

Machinery & Engineering
  14,102,000  Harbin Power Equipment Co., Ltd.                        1,180,023

Utilities-Electric, Gas & Water
     433,000  Huaneng Power International Inc.,                       5,385,437
              Ltd. ADR
                                                                 --------------

Total Chinese Stocks
(Cost $27,782,841)                                                   24,481,628
                                                                 --------------



--------------------------------------------------------------------------------
GREECE:                                                                    7.93%
--------------------------------------------------------------------------------
Banking
     266,500  Commercial Bank of Greece S.A.                         24,592,831
      91,950  Commercial Bank of Greece S.A.                          8,485,219
              (Non-Tradeable Receipts)
              (Notes A & D, p. 16)

Metal-Nonferrous
     264,890  Aluminum of Greece S.A.                                13,980,401

Telecommunications
     222,560  Hellenic Telecommunication                              5,188,551
              Organization S.A.
     431,700  Hellenic Telecommunication                              4,856,625
              Organization S.A. ADR
                                                                 --------------

Total Greek Stocks
(Cost $31,151,669)                                                   57,103,627
                                                                 --------------


--------------------------------------------------------------------------------
HONG KONG:                                                                 4.67%
--------------------------------------------------------------------------------
Banking
     980,000  Dao Heng Bank Group Ltd.                                4,478,688

Beverage & Tobacco
   5,700,000  Vitasoy International Holdings Ltd.                     1,742,749

Multi-Industry
   4,660,000  Jardine Strategic Holdings Ltd.                         9,506,400

Real Estate
   9,797,000  Amoy Properties Ltd.                                    8,891,573
   2,216,000  Hang Lung Development Co., Ltd.                         2,510,434

Utilities-Electric, Gas & Water
   1,390,000  CLP Holdings Ltd.                                       6,531,366
                                                                 --------------

Total Hong Kong Stocks
(Cost $36,107,921)                                                   33,661,210
                                                                 --------------


--------------------------------------------------------------------------------
INDIA:                                                                     5.45%
--------------------------------------------------------------------------------
Chemicals
   1,035,700  Indo Gulf Fertilisers & Chemicals                       1,664,964
              Corp., Ltd.
   2,135,700  Indo Gulf Fertilisers & Chemicals                       3,433,294
              Corp., Ltd.
     730,000  Indo Gulf Fertilisers & Chemcials                       1,277,500
              Corp., Ltd. GDR (Note A, p. 16)
     285,000  Indo Gulf Fertilisers & Chemicals                         498,750
              Corp., Ltd. GDR, Rule 144A
   1,254,900  Southern Petrochemical Industries                         617,730
              Corp., Ltd.
   1,049,000  Southern Petrochemical Industries                       4,117,325
              Corp., Ltd. GDS

Financial Services
   1,859,150  Industrial Credit & Investment                          3,733,233
              Corp. of India Ltd.
      17,000  Industrial Credit & Investment                            201,875
              Corp. of India Ltd. GDR
     153,000  Industrial Credit & Investment                          1,816,875
              Corp. of India Ltd. GDR, Rule 144A


12  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
Health & Personal Care
     518,000  Cheminor Drugs Ltd.                                $    6,961,943

Machinery & Engineering
     572,200  Ashok Leyland Ltd.                                      1,632,887
     310,000  Ashok Leyland Ltd. GDR                                  2,534,250
     825,000  Tata Engineering & Locomotive                           5,111,876
              Co., Ltd.

Utilities-Electric, Gas & Water
   1,342,000  BSES Ltd.                                               5,651,337
                                                                 --------------

Total Indian Stocks
(Cost $33,331,638)                                                   39,253,839
                                                                 --------------


--------------------------------------------------------------------------------
INDONESIA:                                                                 3.02%
--------------------------------------------------------------------------------
Chemicals
  29,596,000  PT Indorama Synthetics (Note A, p. 16)                  4,977,105

Food & Household Products
  12,290,500  PT Sinar Mas Agro Resources &                           5,240,994
              Technology Corp. (Note A, p. 16)

Paper & Forest Products
     656,500  Asia Pulp & Paper Co., Ltd. ADR                         3,856,938
              (Note A, p. 16)

Retail
  50,000,000  PT Matahari Putra Prima Tbk                             4,354,354
              (Note A, p. 16)

Telecommunications
   2,430,500  PT Indosat                                              3,269,862
       5,500  PT Indosat ADR                                             74,250
                                                                 --------------

Total Indonesian Stocks
(Cost $32,219,756)                                                   21,773,503
                                                                 --------------


--------------------------------------------------------------------------------
ISRAEL:                                                                    5.51%
--------------------------------------------------------------------------------
Banking
   3,500,000  Bank Leumi Le-Israel                                    6,090,725
   5,203,338  Israel Discount Bank (Note A, p. 16)                    5,384,314

Electrical & Electronics
     195,000  Tecnomatix Technologies Ltd.                            3,461,250
              (Note A, p. 16)

Health & Personal Care
     272,900  Elscint Ltd. (Note A, p. 16)                            2,149,087

Machinery & Engineering
     556,991  Israel Electric Wire & Cable                            1,822,766
              (Note A, p. 16)

 Multi-Industry
   1,999,527  Israel Land Development                                12,003,421
              (Note C, p. 16)
       8,500  Israel Land Development ADR                               153,085
              (Note C, p. 16)
      54,500  Koor Industries Ltd. ADR                                  950,344
      43,000  PEC Israel Economic Corp.                               1,496,937
              (Note A, p. 16)

Telecommunications
   1,420,000  Bezeq The Israeli Telecommunication                     5,071,547
              Corp., Ltd. (Note A, p. 16)

Textiles/Apparel
     100,000  Delta-Galil Industries Ltd.                             1,149,237
                                                                 --------------

Total Israeli Stocks
(Cost $32,165,209)                                                   39,732,713
                                                                 --------------


--------------------------------------------------------------------------------
MALAYSIA:                                                                  5.19%
--------------------------------------------------------------------------------
Automobiles
   3,220,560  Oriental Holdings Berhad                                6,356,368

Building Materials
   3,560,500  Cement Industries of Malaysia                           2,717,224
              Berhad

Construction & Housing
   2,000,000  YTL Corp. Berhad                                        3,210,526

Financial Services
   3,467,000  Commerce Asset Holding Berhad                           6,158,487

Leisure
   4,602,000  Berjaya Land Berhad                                     2,046,679

Mining
   6,881,800  Malaysia Mining Corp. Berhad                            2,788,940

Miscellaneous Materials
   6,210,000  Golden Hope Plantations Berhad                          4,281,632
   1,822,000  Kuala Lumpur Kepong Berhad                              2,205,579

Utilities-Electric, Gas & Water
   1,858,000  Malakoff Berhad                                         4,229,395
   4,137,600  YTL Power International Berhad                          3,418,964
                                                                 --------------

Total Malaysian Stocks
(Cost $39,061,630)                                                   37,413,794
                                                                 --------------


--------------------------------------------------------------------------------
MEXICO:                                                                    7.43%
--------------------------------------------------------------------------------
Beverage & Tobacco
     290,000  Panamerican Beverages Inc.                              4,803,125

Chemicals
   4,562,200  Cydsa S.A.                                              5,679,573

Financial Services
     150,000  Grupo Financiero Banamex S.A. de                          224,599
              C.V. (Class B) (Note A, p. 16)
     552,000  Grupo Financiero Banamex S.A. de                          993,010
              C.V. (NVP) (Note A, p. 16)
   1,450,000  Grupo Financiero Banorte S.A. de                        1,504,278
              C.V. (Note A, p. 16)

Food & Household Products
     494,000  Grupo Minsa S.A. de C.V. ADR                            1,294,972
              (Note A, p. 16)

Merchandising
  10,140,000  Controladora Comercial Mexicana                         8,806,075
              S.A. de C.V.
     102,250  Controladora Comercial Mexicana                         1,789,375
              S.A. de C.V. GDR

Metal-Nonferrous
   1,150,144  Grupo Mexico S.A. (NVP)                                 4,711,285

Metal-Steel
   2,292,000  Hylsamex S.A. (Note A, p. 16)                           6,594,096


                                 Schedule of Investments -- Stock Portfolios  13

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
Paper & Forest Products
     100,000  Grupo Industrial Durango S.A. ADR                  $      762,500
              (Note A, p. 16)

Telecommunications
     165,000  Telefonos de Mexico S.A.                                  587,647
     221,325  Telefonos de Mexico S.A. ADR                           15,769,406
                                                                 --------------

Total Mexican Stocks
(Cost $58,957,018)                                                   53,519,941
                                                                 --------------


--------------------------------------------------------------------------------
PHILIPPINES:                                                               4.68%
--------------------------------------------------------------------------------
Banking
   6,665,940  Equitable PCI Bank                                     13,853,420

Food & Household Products
  22,069,500  Universal Robina Corp.                                  2,859,862

Multi-Industry
  74,880,000  JG Summit Holding Inc. (Note B, p. 16)                  5,767,041

Real Estate
  57,108,500  Robinson's Land Corp. - Series 'B'                      3,769,999
              (Note C, p. 16)

Transportation-Shipping
  43,030,000  William Gothong & Aboitiz                               1,472,909
              (Note A, p. 16)

Utilities-Electric, Gas & Water
   6,877,920  First Philippine Holding Corp.                          5,969,832
              (Class B)
                                                                 --------------

Total Philippine Stocks
(Cost $38,051,724)                                                   33,693,063
                                                                 --------------


--------------------------------------------------------------------------------
PORTUGAL:                                                                  7.07%
--------------------------------------------------------------------------------
Banking
     175,000  Banco Espirito Santo S.A.                               4,388,937
              (Note A, p. 16)
     200,450  Banco Pinto & Sotto Mayor S.A.                          3,967,170
              (Note A, p. 16)

Beverage & Tobacco
     305,776  UNICER-Uniao Cervejeira S.A.                            5,775,154

Insurance
     867,883  Companhia de Seguros Imperio S.A.                       6,445,823

Paper & Forest Products
     797,000  Portucel Industrial-Empresa                             5,834,566
              Produtora de Celulose S.A.

Utilities-Electric, Gas & Water
   1,553,429  Electricidade de Portugal S.A.                         24,496,351
                                                                 --------------

Total Portuguese Stocks
(Cost $57,816,844)                                                   50,908,001
                                                                 --------------


--------------------------------------------------------------------------------
SINGAPORE:                                                                 3.56%
--------------------------------------------------------------------------------
Automobiles
   6,740,000  Tan Chong International Ltd.                            1,292,833

Banking
   1,130,580  Overseas Union Bank Ltd.                                5,021,105
     560,000  United Overseas Bank Ltd.                               4,249,412

Electrical & Electronics
     300,000  Creative Technology Ltd.                                3,187,500

Machinery & Engineering
   2,750,000  Keppel Fels Energy                                      2,086,765

Multi-Industry
   1,254,000  Keppel Corp. Ltd.                                       3,658,730

Real Estate
   2,500,000  Keppel Land Ltd.                                        3,102,941
   1,400,000  Singapore Land Ltd.                                     3,080,000
                                                                 --------------

Total Singapore Stocks
(Cost $18,845,395)                                                   25,679,286
                                                                 --------------


--------------------------------------------------------------------------------
SOUTH AFRICA:                                                              6.30%
--------------------------------------------------------------------------------
Automobiles
     873,500  Toyota South Africa Ltd.                                2,357,468

Banking
   1,591,946  ABSA Group Ltd.                                         6,232,525

Chemicals
   2,204,300  AECI Ltd.                                               7,271,160

Food & Household Products
     515,000  Tongaat-Hulett Group Ltd.                               2,981,466

Insurance
   3,780,000  Sanlam Ltd. (Note A, p. 16)                             4,124,781

Metal-Steel
  20,082,662  S.A. Iron & Steel Industrial                            7,762,062
              Corp., Ltd.

Mining
      83,424  AngloGold Ltd.                                          5,253,523
     263,900  De Beers Consolidated Mines Ltd.                        7,254,227

Paper & Forest Products
     220,000  Sappi Ltd. (Note A, p. 16)                              2,144,107
                                                                 --------------

Total South African Stocks
(Cost $58,335,146)                                                   45,381,319
                                                                 --------------


--------------------------------------------------------------------------------
SOUTH KOREA:                                                               4.35%
--------------------------------------------------------------------------------
Banking
     671,940  Kyung Nam Bank (Note A, p. 16)                          1,739,919
     100,000  Shinhan Bank                                              928,894

Beverage & Tobacco
     100,865  Hite Brewery Co., Ltd. (Note A, p. 16)                  3,341,438

Chemicals
     409,848  Hyosung T&C Co., Ltd. (Note A, p. 16)                   6,973,986

Energy Sources
      35,000  Ssangyong Oil Refining Co., Ltd.                          699,137

Metal-Steel
      55,000  Pohang Iron & Steel Co., Ltd.                           6,171,393

Telecommunications
      21,715  Korea Telecom Corp. ADR                                   776,311
              (Note A, p. 16)

Utilities-Electric, Gas & Water
      84,000  Korea Electric Power Corp.                              2,762,022
      60,000  Seoul City Gas Co., Ltd.                                1,706,535


14  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

-------------------------------------------------------------------------------
Shares               Description                                   Market Value
-------------------------------------------------------------------------------
Wholesale & International Trade
     424,431  Samsung Corp. (Note A, p. 16)                      $    6,210,335
                                                                 --------------

Total South Korean Stocks
(Cost $18,997,348)                                                   31,309,970
                                                                 --------------


--------------------------------------------------------------------------------
TAIWAN:                                                                    3.51%
--------------------------------------------------------------------------------
Appliances & Household Durables
     174,786  Teco Electric & Machinery Ltd. GDR                      1,437,619

Building Materials
   1,878,000  Taiwan Glass Industrial Corp.                           1,508,315

Chemicals
     416,124  Far Eastern Textile                                       591,092
  15,789,405  Shinkong Synthetic Fibers Corp.                         6,042,245
              (Note A, p. 16)

Electrical & Electronics
   1,437,500  Acer Inc. (Note A, p. 16)                               2,603,347

Financial Services
   3,721,472  China Bills Finance Corp.                               1,394,819
              (Note A, p. 16)
     315,266  Chung Hsing Bills Finance Corp.                           127,596
              (Note A, p. 16)
   2,018,940  International Bills Finance Corp.                         833,012
              (Note A, p. 16)

Food & Household Products
   4,273,360  Great Wall Enterprises Co.                              1,480,534

Metal-Steel
   2,409,566  China Steel Corp.                                       1,958,009
     322,341  China Steel Corp. GDS                                   6,398,469

Real Estate
   3,685,500  Pacific Construction (Note A, p. 16)                      934,434
                                                                 --------------

Total Taiwanese Stocks
(Cost $28,072,141)                                                   25,309,491
                                                                 --------------


--------------------------------------------------------------------------------
THAILAND:                                                                  3.20%
--------------------------------------------------------------------------------
Banking
   4,295,000  Bangkok Bank Public Co., Ltd.                           8,442,131
              (Foreign) (Note A, p. 16)
   2,979,500  Thai Farmers Bank Public Co.,                           3,510,215
              Ltd. (Foreign) (Note A, p. 16)

Building Materials
   4,471,400  Thai-German Ceramic Industry                            1,091,784
              Public Co., Ltd. (Foreign)
              (Notes A & C, p. 16)

Food & Household Products
   1,552,300  Saha Pathana Inter-Holding Ltd.                         1,895,129
              (Foreign)

Insurance
     374,100  Ayudhya Insurance Public Co., Ltd.                      1,032,189
              (Foreign)
     444,000  Bangkok Insurance Public Co., Ltd.                      1,951,410
              (Foreign)

Telecommunications
  14,440,100  Jasmine International Public Co., Ltd.                  5,112,476
              (Foreign) (Note A, p. 16)
                                                                 --------------

Total Thai Stocks
(Cost $39,644,930)                                                   23,035,334
                                                                 --------------


--------------------------------------------------------------------------------
TURKEY:                                                                    6.61%
--------------------------------------------------------------------------------
Aerospace & Defense
  55,500,000  Aselsan Askeri Elektronik Sanayi Ve                     1,894,547
              Ticaret A.S.

Appliances & Household Durables
 376,000,000  Arcelik A.S.                                           12,020,200

Automobiles
 126,000,000  Ford Otomotiv Sanayi A.S.                               1,747,762
              (Note A, p. 16)

Banking
1,103,732,051 Yapi ve Kredi Bankasi A.S.                             15,070,790
 642,985,640  Yapi ve Kredi Bankasi A.S.                              8,779,578
              (Non-Tradeable Receipts) (Note A, p. 16)

Building Materials
 113,516,662  Baticim Bati Anadolu Cimento                            2,583,335
              Sanayii A.S.

Chemicals
 201,896,000  Sasa Sun'i Ve Sentetik Elyaf                            4,157,030

Multi-Industry
     204,000  Haci Omer Sabanci Holding A.S.                          1,351,500
              ADR
                                                                 --------------

Total Turkish Stocks
(Cost $35,875,043)                                                   47,604,742
                                                                 --------------


Total Equities
(Cost  $705,939,435)                                                705,540,377
                                                                 --------------


--------------------------------------------------------------------------------
RIGHTS (Notes A & D, p. 16):                                               0.28%
--------------------------------------------------------------------------------
BRAZIL--Metal-Steel
          77  Gerdau Metalurgica S.A. (PFD)                                   0
              (Expiration 10/01/1999)
SOUTH KOREA--Multi-Industry
     263,315  Daewoo Corp.                                                    0
              (Expiration 10/22/1999)
THAILAND--Banking
   2,979,500  Thai Farmers Bank Public Co., Ltd.                      2,055,204
              (Foreign) (Expiration 10/15/1999)
                                                                 --------------

Total Rights
(Cost $1,783,357)                                                     2,055,204
                                                                 --------------


--------------------------------------------------------------------------------
WARRANTS (Note A, p. 16):                                                  0.46%
--------------------------------------------------------------------------------
MALAYSIA--Construction & Housing
      87,500  Bolton Properties Berhad                                   37,763
              (Expiration 09/15/2001)
     500,000  YTL Corp. Berhad                                           85,526
              (Expiration 10/15/2009) (Note D, p. 16)


                                 Schedule of Investments -- Stock Portfolios  15

-------------------------------------------------------------------------------
Quantity             Description                                   Market Value
-------------------------------------------------------------------------------
THAILAND--Telecommunications
  14,440,100  Jasmine International Public Co.,                  $    3,173,261
              Ltd. (Foreign) (Expiration 08/02/2004)
                                                                 --------------

Total Warrants (Cost $123,277)                                        3,296,550
                                                                 --------------


--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS:                                                     0.65%
--------------------------------------------------------------------------------
   3,944,000  State Street Bank & Trust Co.,                          3,944,000
              Repurchase Agreement,
              Dated 09/30/1999, 5.00%, maturing 10/01/1999
              for $3,944,548, collateral 2,735,000 principal
              amount U.S. Treasury Bond, 11.25%,
              02/15/2015, value $4,026,861
     715,000  State Street Bank & Trust Co.,                            715,000
              Repurchase Agreement,
              Dated 09/30/1999, 5.00%,
              maturing 10/01/1999 for $715,099,
              collateral 715,000 principal
              amount U.S. Treasury Note,
              5.75%, 10/31/2000, value $732,875
                                                                 --------------

Total Repurchase Agreements
(Cost $4,659,000)                                                     4,659,000
                                                                 --------------


-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $712,505,069)    99.32%                  $  715,551,131
(Note E, below)

Cash and Other Assets, Less Liabilities   0.68                        4,892,418
                                       -------                   --------------

Net Assets (Equivalent to $17.67
per share based on 40,782,667
shares of capital stock outstanding)    100.00%                  $  720,443,549
                                       =======                   ==============


-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity             Description                                   Market Value
-------------------------------------------------------------------------------
220,811         Argentine Peso                                   $      220,847
510,479         Brazilian Real                                          265,875
16,659          Euro                                                     17,726
438,924,398     Greek Drachma                                         1,421,203
555,693         Hong Kong Dollar                                         71,537
29,192,561      Indian Rupee                                            669,938
18,432,127      Indonesian Rupiah                                         2,214
5               Israeli Shekel                                                1
269,503         Malaysian Ringgit                                        70,922
112,872         Mexican Peso                                             12,072
27,420,503      New Taiwan Dollar                                       863,638
95,663,428      Philippine Peso                                       2,338,960
450,930         Singapore Dollar                                        265,253
1,777,727       South African Rand                                      296,164
95              South Korean Won                                              0
15,526,773      Thai Baht                                               379,118
46,812,687,929  Turkish Lira                                            101,460
                                                                 --------------
Total Foreign Currencies                                         $    6,996,928
                                                                 ==============

--------------------------------------------------------------------------------
(A)   Non-income-producing security
(B)   Explanation of abbreviations:
      ADR-American Depository Receipts
      PFD-Preference Share
      GDR-Global Depository Receipts
      GDS-Global Depository Share
      NVP-Non-Voting Preference Share
(C)   Affiliated company (see Note 3B of the Notes to Financial Statements)
(D)   Fair-valued security (see Note 1A of the Notes to Financial Statements)
(E) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.
(F)   Allocation of assets by industry as of September 30, 1999:
      Aerospace & Defense                                                  0.26%
      Appliances & Household Durables                                      3.17
      Automobiles                                                          1.63
      Banking                                                             18.77
      Beverage & Tobacco                                                   3.45
      Building Materials                                                   1.10
      Chemicals                                                            7.88
      Construction & Housing                                               0.46
      Electrical & Electronics                                             1.29
      Energy Sources                                                       2.52
      Financial Services                                                   2.76
      Food & Household Products                                            2.29
      Health & Personal Care                                               1.26
      Insurance                                                            1.88
      Leisure                                                              0.28
      Machinery & Engineering                                              2.00
      Merchandising                                                        1.47
      Metal-Nonferrous                                                     2.60
      Metal-Steel                                                          5.63
      Mining                                                               2.12
      Miscellaneous Materials                                              1.33
      Multi-Industry                                                       5.16
      Paper & Forest Products                                              3.15
      Real Estate                                                          3.62
      Retail                                                               0.60
      Telecommunications                                                   7.51
      Textiles/Apparel                                                     0.16
      Transportation-Shipping                                              0.20
      Utilities-Electric, Gas & Water                                     13.26
      Wholesale & International Trade                                      0.86
      Repurchase Agreement                                                 0.65
      Cash and Other Assets, Less Liabilities                              0.68
                                                                 --------------
      Total                                                              100.00%
                                                                 ==============

See Notes to Financial Statements.


16  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

                      This page intentionally left blank.

                         Sanford C. Bernstein Fund, Inc.
                                  ANNUAL REPORT
                               SEPTEMBER 30, 1999


                            Schedule of Investments

                            Taxable Bond

                            Portfolios

                            ----------------------------

                            ----------------------------

                            ----------------------------

                            ----------------------------

                            ----------------------------

                            Intermediate Duration
                            ----------------------------
                            Short Duration Plus
                            ----------------------------
                            Government Short Duration

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 1999

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount             Description                           Market Value*
--------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                124.30%
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  26.16%
-------------------------------------------------------------------------------
Commercial Paper: 2.02%
       20,000,000   Cargill Inc.,                                $   20,000,000
                    Discount rate 5.55%, 10/01/1999
       33,951,000   Ford Motor Credit Co.,                           33,951,000
                    Discount rate 5.56%, 10/01/1999
                                                                 --------------
Total Commercial Paper (Cost $53,951,000)                            53,951,000
                                                                 --------------

U.S. Government Agencies: 24.14%
       69,105,000   Federal Home Loan Bank                           68,693,017
                    Consolidated Discount Notes,
                    Discount rate 5.19%, 11/12/1999
                    (Note A, p. 8)
      203,726,000   Federal Home Loan Mortgage Corp.                202,406,874
                    Discount Notes, Discount rate
                    5.18%, 11/15/1999 (Note B, p. 8)
      191,450,000   Federal National Mortgage                       190,127,712
                    Association Discount Notes,
                    Discount rate 5.20%, 11/18/1999
                    (Note C, p. 8)
       95,115,000   Federal National Mortgage                        92,896,918
                    Association Discount Notes,
                    Discount rate 5.46%, 03/03/2000
                    (Note D, p. 8)
       29,590,000   Federal National Mortgage                        28,792,550
                    Association Discount Notes,
                    Discount rate 5.47%, 03/27/2000
       64,370,000   Federal Home Loan Bank                           62,657,758
                    Consolidated Discount Notes,
                    Discount rate 5.44%, 03/29/2000
                                                                 --------------
Total U.S. Government Agencies
(Cost $645,518,786)                                                 645,574,829
                                                                 --------------
Total Short-Term Investments
(Cost $699,469,786)                                                 699,525,829
                                                                 --------------

-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITIES:                            6.92%
-------------------------------------------------------------------------------
      121,420,266   3.625%, 07/15/2002                              120,661,389
                    (Note E, p. 8)
       12,051,347   3.375%, 01/15/2007                               11,512,809
                    (Note F, p. 8)
       54,754,442   3.625%, 01/15/2008                               52,992,033
                    (Note G, p. 8)
                                                                 --------------
Total U.S. Treasury Inflation Protection
Securities (Cost $185,900,994)                                      185,166,231
                                                                 --------------

--------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
--------------------------------------------------------------------------------
AGENCY INFLATION PROTECTION SECURITY:                                     0.75%
-------------------------------------------------------------------------------
       21,661,915   Tennessee Valley Authority Bonds,            $   20,046,526
                    3.375%, 01/15/2007
                                                                 --------------
Total Agency Inflation Protection Security
(Cost $20,879,042)                                                   20,046,526
                                                                 --------------

-------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                      0.39%
-------------------------------------------------------------------------------
        3,435,000   7.50%, 11/15/2016                                 3,805,226
        6,550,000   6.125%, 08/15/2029                                6,616,944
                                                                 --------------

Total U.S. Treasury Bonds (Cost $10,324,826)                         10,422,170
                                                                 --------------

-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     5.75%
-------------------------------------------------------------------------------
        7,427,326   Federal National Mortgage                         6,720,454
                    Association Remic Trust Series
                    1997-67 GA, 4.00%, 02/25/2009
        6,658,825   Federal National Mortgage                         6,464,639
                    Association Remic Trust Series
                    1994-20 Z, 6.50%, 02/25/2009
       13,620,000   Federal National Mortgage                        13,112,042
                    Association Remic Trust Series
                    1999-41 PD, 6.50%, 08/25/2013
                    (Note H, p. 8)
          850,819   Federal National Mortgage                           796,938
                    Association Remic Trust Series
                    1999-41 Z, 6.50%, 08/25/2014
                    (Note H, p. 8)
        8,795,000   Green Tree Financial Corp. Series                 8,110,881
                    1999-1 Class A5, 6.11%, 09/01/2023
       27,895,000   Federal Home Loan Mortgage Corp.                 25,662,482
                    Series 1584 L, 6.50%, 09/15/2023
        4,974,000   Federal Home Loan Mortgage Corp.                  4,660,475
                    Series 1650 K, 6.50%, 01/15/2024
          527,156   G.E. Capital Mortgage Services, Inc.                527,327
                    Series 1994-11-CA Class A1,
                    6.50%, 03/25/2024
          724,009   Prudential Home Mortgage                            728,806
                    Securities Series 1994-15 Class A1,
                    8.00%, 05/25/2024
        4,465,746   Government National Mortgage                      4,564,884
                    Association Series 1995-4 CQ,
                    8.00%, 06/20/2025
        7,305,000   Federal Home Loan Mortgage Corp.                  6,810,999
                    Remic Trust Series 2066 PD,
                    6.25%, 12/15/2026
       11,803,000   Federal Home Loan Mortgage Corp.                 10,801,786
                    Series 2097 PX, 6.00%, 10/15/2027
       26,595,000   Government National Mortgage                     26,443,576
                    Association Series 1999-29 PB,
                    7.25%, 07/16/2028
          544,148   Federal Home Loan Mortgage Corp.                    528,831
                    Series 2136 ZM, 6.50%, 08/15/2028
       12,982,000   Federal Home Loan Mortgage Corp.                 12,162,663
                    Series 2086 PJ, 6.50%, 09/15/2028

*See Note 1, page 26 in Notes to Financial Statements.


                             Schedule of Investments--Taxable Bond Portfolios  1

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        3,211,280   Federal Home Loan Mortgage Corp.             $    3,065,379
                    Series 2176 OJ, 7.00%, 08/15/2029
                    (Note H, p. 8)
        8,010,000   Federal Home Loan Mortgage Corp.                  7,815,769
                    Series 2178 PB, 7.00%, 08/15/2029
        8,150,000   Green Tree Financial Corp. Series                 7,304,438
                    1998-4 Class A7, 6.87%, 04/01/2030
        8,500,000   Green Tree Financial Corp. Series                 7,449,970
                    1998-6 Class A8, 6.66%, 06/01/2030
                    (Note H, p. 8)
                                                                 --------------
Total Mortgage Derivatives (Cost $161,028,855)                      153,732,339
                                                                 --------------

-------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                   14.11%
-------------------------------------------------------------------------------
       10,020,474   EMAC Owner Trust Series 1998-1                    9,825,546
                    Class A1, Rule 144A,
                    6.11%, 07/15/2003 (Note H, p. 8)
        1,992,729   Allied Capital Commercial Mortgage                1,966,764
                    Trust Series 1998-1 Class A,
                    Rule 144A, 6.31%, 09/25/2003
                    (Note H, p. 8)
        5,000,000   Beverly Finance Corp., Rule 144A,                 5,132,889
                    8.36%, 07/15/2004
       11,636,775   TVO Southwest Mortgage                           12,053,325
                    Series 1994-MF1 Class A1,
                    Rule 144A, 9.37%, 11/18/2004
                    (Note H, p. 8)
        9,315,000   Morgan Stanley Capital I Series                   9,185,596
                    1997-LB1 Class A2, Rule 144A,
                    6.86%, 07/15/2005 (Note H, p. 8)
        9,152,571   Chase Commercial Mortgage                         9,394,153
                    Securities Corp. Series 1996-1
                    Class A1, 7.60%, 12/18/2005
        7,900,000   DLJ Mortgage Acceptance Corp.                     8,011,311
                    Series 1996-CF1 Class A2,
                    7.669%, 02/12/2006 (Note H, p. 8)
        9,530,472   Chase Commercial Mortgage                         9,501,738
                    Securities Corp. Series 1996-2
                    Class A2, 6.90%, 09/19/2006
        9,035,000   Credit Suisse First Boston Mortgage               8,743,486
                    Securities Corp. Series 1997-C2
                    Class A2, 6.52%, 07/17/2007
       11,300,000   CTFS Funding Corp. Series 1997-1                 10,968,435
                    Class A2, Rule 144A,
                    6.716%, 12/19/2007 (Note H, p. 8)
       17,150,000   Deutsche Mortgage & Asset                        16,062,930
                    Receiving Corp. Series 1998-C1
                    Class B, 6.664%, 02/15/2008
                    (Note H, p. 8)
       11,705,000   GMAC Commercial Mortgage Security                11,311,068
                    Inc. Series 1998-C1 Class C,
                    6.806%, 04/15/2008
       13,130,000   Credit Suisse First Boston                       12,475,273
                    Mortgage Securities Corp.
                    Series 1998-C2 Class A2,
                    6.30%, 11/15/2008

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        5,345,000   First Union-Chase Commercial                  $   5,170,299
                    Mortgage Securities Corp.
                    Series 1999-C2 Class A2,
                    6.65%, 04/15/2009
       11,770,000   LB Commercial Conduit Mortgage                   11,502,762
                    Trust Series 1999-C1 Class A2,
                    6.78%, 04/15/2009
        4,750,000   DLJ Mortgage Acceptance Corp.                     4,809,731
                    Series 1999-CG2 Class A1B,
                    7.30%, 06/10/2009
        8,675,000   GMAC Commercial Mortgage Security                 8,570,917
                    Inc. Series 1999-C3 Class B,
                    7.54%, 08/15/2009 (Note H, p. 8)
        9,180,000   Meristar Commercial Mortgage Trust                9,140,535
                    Series 1999-C1 Class A1, Rule 144A,
                    7.28%, 09/03/2009 (Note H, p. 8)
       12,000,000   Fairfax Funding Trust Series                     11,313,060
                    1998-1A Class A, Rule 144A,
                    6.483%, 04/02/2013 (Note H, p. 8)
            8,690   Federal National Mortgage                             9,832
                    Association DUS Pool #303305,
                    12.00%, 05/01/2016
        2,460,000   RMF Commercial Series 1997-1                      2,400,087
                    Class A2, Rule 144A,
                    6.715%, 01/15/2019
        2,713,534   FMAC Loan Receivables Trust                       2,650,007
                    Series 1998-A Class A1,
                    6.20%, 09/15/2020 (Note H, p. 8)
        4,670,882   FMAC Loan Receivables Trust                       4,429,537
                    Series 1998-A Class A2,
                    6.50%, 09/15/2020 (Note H, p. 8)
        3,260,000   FMAC Loan Receivables Trust                       3,052,596
                    Series 1998-A Class A3,
                    6.69%, 09/15/2020 (Note H, p. 8)
       12,122,025   Peachtree Franchise Loan LLC                     11,782,487
                    Series 1999-A Class A1, Rule 144A,
                    6.68%, 01/15/2021 (Note H, p. 8)
        3,483,000   Peachtree Franchise Loan LLC                      3,406,116
                    Series 1999-A Class B, Rule 144A,
                    7.55%, 01/15/2021 (Note H, p. 8)
        1,238,492   Asset Securitization Corp.                        1,252,654
                    Series 1996-D3 Class A1A,
                    7.01%, 10/13/2026
       10,015,000   Merrill Lynch Mortgage Investors                  8,963,775
                    Inc. Series 1998-C1 Class B,
                    6.75%, 11/15/2026 (Note H, p. 8)
        7,002,288   J.P. Morgan Commercial Mortgage                   6,905,084
                    Finance Corp. Series 1996-C2
                    Class A, 6.47%, 11/25/2027
        3,741,790   RMF Commercial Series 1995-1                      3,725,191
                    Class A2, 7.10%, 11/28/2027
                    (Note H, p. 8)
       11,500,000   DLJ Mortgage Acceptance Corp.                    11,292,770
                    Series 1995-CF2 Class A1B,
                    Rule 144A, 6.85%, 12/17/2027
                    (Note H, p. 8)


2  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
       26,275,000   Greenpoint Manufactured Housing              $   24,001,634
                    Series 1999-3 Class 1A7,
                    7.27%, 06/15/2029 (Note H, p. 8)
        3,395,954   Asset Securitization Corp. Series                 3,445,178
                    1997-MD7 Class A1A,
                    7.32%, 01/13/2030
       16,239,000   J.P. Morgan Commercial Mortgage                  15,531,061
                    Finance Corp. Series 1998-C6
                    Class B, 6.735%, 01/15/2030
       13,605,000   Nomura Asset Securities Corp.                    12,711,219
                    Series 1998-D6 Class A2,
                    6.769%, 03/15/2030
       12,445,000   Morgan Stanley Capital I                         12,119,377
                    Series 1998-XL1 Class A2,
                    6.45%, 06/03/2030
        9,914,782   Morgan Stanley Capital I                          9,805,373
                    Series 1997-XL1 Class A1,
                    6.59%, 10/03/2030
       17,465,000   Goldman Sachs Mortgage Securities                16,786,223
                    Corp. II Series 1998 Class A2,
                    6.562%, 04/13/2031
       15,415,000   Lehman Brothers Large Loan                       15,300,389
                    Series 1997-LLI Class A2,
                    6.84%, 10/12/2034
       10,453,089   Credit Suisse First Boston                       10,348,506
                    Mortgage Securities Corp.
                    Series 1997-C2 Class A1,
                    6.40%, 01/17/2035
       20,270,000   Morgan Stanley Capital I                         19,079,239
                    Series 1998-XL2 Class A2,
                    6.17%, 10/03/2035
        3,147,910   First Union Lehman Brothers-Bank                  3,074,768
                    of America Series 1998-C2 Class A1,
                    6.28%, 11/18/2035
                                                                 --------------
Total Commercial Mortgage-Backed Securities
(Cost $393,064,396)                                                 377,212,921
                                                                 --------------

-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  28.16%
-------------------------------------------------------------------------------
       37,795,000   Federal National Mortgage                        37,298,752
                    Association Pool TBA,
                    6.50%, 10/25/2006 (Note I, p. 8)
       28,560,000   Federal National Mortgage                        28,542,007
                    Association Pool TBA,
                    7.00%, 10/19/2014 (Note I, p. 8)
       79,855,000   Federal National Mortgage                        79,680,277
                    Association Pool TBA,
                    7.00%, 11/18/2014 (Note I, p. 8)
        2,721,064   Government National Mortgage                      2,925,633
                    Association Pool #267832,
                    9.50%, 11/15/2017
        2,198,275   Government National Mortgage                      2,362,135
                    Association Pool #780118,
                    9.50%, 08/15/2021
        2,943,095   Government National Mortgage                      3,162,474
                    Association Pool #780049,
                    9.50%, 11/15/2021

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        2,750,978   Government National Mortgage                   $  2,956,035
                    Association Pool #780254,
                    9.50%, 11/15/2021
        2,119,766   Government National Mortgage                      2,277,456
                    Association Pool #780012,
                    9.50%, 10/15/2024
               80   Federal Home Loan Mortgage Corp.                         83
                    Pool #C80297, 8.50%, 05/01/2025
           38,345   Government National Mortgage                         39,954
                    Association Pool #442121,
                    8.50%, 11/15/2026
           54,452   Government National Mortgage                         53,523
                    Association Pool #780651,
                    7.00%, 10/15/2027
       19,265,000   Federal National Mortgage                        17,964,516
                    Association Pool TBA,
                    6.00%, 10/14/2029 (Note I, p. 8)
        9,865,000   Federal National Mortgage                         9,464,185
                    Association Pool TBA,
                    6.50%, 10/14/2029 (Note I, p. 8)
       65,855,000   Federal Home Loan Mortgage Corp.                 66,204,492
                    Gold Pool TBA,
                    7.50%, 10/14/2029 (Note I, p. 8)
       29,340,000   Federal National Mortgage                        29,440,695
                    Association Pool TBA,
                    7.50%, 10/14/2029 (Note I, p. 8)
       48,960,000   Federal National Mortgage                        49,984,831
                    Association Pool TBA,
                    8.00%, 10/14/2029 (Note I, p. 8)
       87,810,000   Government National Mortgage                     88,111,364
                    Association Pool TBA,
                    7.50%, 10/21/2029 (Note I, p. 8)
        4,900,000   Government National Mortgage                      5,010,225
                    Association Pool TBA,
                    8.00%, 10/21/2029 (Note I, p. 8)
      201,540,000   Federal National Mortgage                       187,810,088
                    Association Pool TBA,
                    6.00%, 11/15/2029 (Note I, p. 8)
       50,585,000   Federal National Mortgage                        50,695,680
                    Association Pool TBA,
                    7.50%, 11/15/2029 (Note I, p. 8)
       36,155,000   Federal National Mortgage                        36,855,503
                    Association Pool TBA,
                    8.00%, 11/15/2029 (Note I, p. 8)
       50,490,000   Federal National Mortgage                        52,339,701
                    Association Pool TBA,
                    8.50%, 12/13/2029 (Note I, p. 8)
                                                                 --------------
Total Mortgage Pass-Throughs
(Cost $749,723,165)                                                 753,179,609
                                                                 --------------

-------------------------------------------------------------------------------
FINANCE:                                                                  6.11%
-------------------------------------------------------------------------------
        5,725,000   Lehman Brothers Inc. Medium-Term                  5,725,361
                    Notes, 6.84%, 10/07/1999
       15,390,000   Heller Financial Inc. Medium-Term                15,201,226
                    Notes, 5.48%, 02/05/2001
                    (Note J, p. 8)


                             Schedule of Investments--Taxable Bond Portfolios  3

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
       15,115,000   Transamerica Finance Corp.                   $   14,943,097
                    Medium-Term Notes,
                    5.48%, 02/05/2001 (Notes H & K, p. 8)
       10,560,000   Case Credit Corp. Medium-Term                    10,485,550
                    Notes, 6.12%, 08/01/2001
                    (Note L, p. 8)
        5,000,000   Textron Financial Corp., Rule 144A,               4,887,330
                    5.84%, 02/19/2003
       14,500,000   Wells Fargo & Co. Senior Notes,                  14,384,352
                    6.625%, 07/15/2004
       16,300,000   MBNA America Bank North America                  16,138,215
                    Bank Notes, 6.875%, 07/15/2004
                    (Note M, p. 8)
       14,355,000   Bank One Corp. Notes,                            14,059,726
                    6.875%, 08/01/2006 (Note N, p. 8)
       17,215,000   Bankamerica Corp. Senior Notes,                  15,711,879
                    5.875%, 02/15/2009 (Note O, p. 8)
       10,210,000   Development Bank of Singapore Ltd.               10,372,365
                    Subordinated Notes, Rule 144A,
                    7.875%, 08/10/2009
        6,340,000   Transamerica Capital II, Rule 144A,               5,909,832
                    7.65%, 12/01/2026
       11,645,000   AON Capital Trust A,                             11,661,539
                    8.205%, 01/01/2027 (Note P, p. 8)
        7,000,000   Citigroup Capital III,                            6,586,558
                    7.625%, 12/01/2036
       13,595,000   Associates Corp. of North America                13,778,768
                    Notes, 5.96%, 05/15/2037, Putable
                    Annually 05/15/2000-05/15/2036 @100
                    (Note Q, p. 8)
        3,795,000   Transamerica Capital III, Rule 144A,              3,495,714
                    7.625%, 11/15/2037
                                                                 --------------
Total Finance (Cost $167,746,985)                                   163,341,512
                                                                 --------------

-------------------------------------------------------------------------------
INDUSTRIAL:                                                              17.71%
-------------------------------------------------------------------------------
        7,140,000   Boise Cascade Corp.,                              7,245,019
                    9.90%, 03/15/2000
        9,450,000   Owens Corning Medium-Term Notes,                  9,494,347
                    7.00%, 05/15/2000
        8,255,000   B.A.T. Crave Trust Series                         8,287,232
                    1997-800, Rule 144A,
                    6.68%, 08/12/2000
       10,500,000   Rite Aid Corp., Rule 144A,                        9,712,500
                    5.50%, 12/15/2000 (Note R, p. 8)
       11,380,000   TTX Co. Medium-Term Notes,                       11,179,746
                    5.75%, 03/23/2001 (Notes H & S, p. 8)
        1,760,000   International Paper Co.,                          1,764,931
                    7.00%, 06/01/2001
       13,060,000   Philip Morris Inc.,                              13,202,349
                    7.25%, 09/15/2001 (Note T, p. 8)
        3,212,000   Boise Cascade Corp.,                              3,400,409
                    9.85%, 06/15/2002
       12,335,000   Jones Apparel Group Inc.,                        12,279,136
                    Rule 144A, 7.875%, 06/15/2006

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        2,315,000   Williams Communications Group Inc.             $  2,315,000
                    Senior Notes, 10.70%, 10/01/2007
                    (Note I, p. 8)
        3,640,000   Standard Pacific Corp. Senior                     3,185,000
                    Notes Series A, 8.00%, 02/15/2008,
                    Callable 02/15/2003 @104
       11,000,000   Republic of Korea, Global Bond,                  11,421,395
                    U.S. Dollar Denominated,
                    8.875%, 04/15/2008
        6,575,000   Temple-Inland Inc. Medium-Term                    6,191,002
                    Notes, 6.75%, 03/01/2009
       13,555,000   Qantas Airways Ltd., Rule 144A,                  13,516,189
                    7.75%, 06/15/2009
        4,480,000   Noble Drilling Corp. Senior Notes,                4,376,892
                    7.50%, 03/15/2019
        3,775,000   Quebec Province, Canada, Yankee                   3,782,691
                    Bond, 7.50%, 07/15/2023
        8,660,000   Quebec Province, Canada, Yankee                   8,316,563
                    Bond, 7.125%, 02/09/2024
        3,995,000   Champion International Corp.,                     3,837,635
                    6.40%, 02/15/2026,
                    Putable 02/15/2006 @100
        7,740,000   Ford Motor Co.,                                   7,685,410
                    7.50%, 08/01/2026
        7,095,000   Champion International Corp.                      7,083,132
                    Debentures, 7.20%, 11/01/2026,
                    Putable 11/01/2011 @100
        5,000,000   Coca-Cola Enterprises Inc.,                       4,638,000
                    6.95%, 11/15/2026
       16,000,000   Dayton Hudson Corp.,                             15,986,043
                    5.865%, 08/15/2027, Putable
                    Annually 08/15/2000-08/15/2026 @100
                    (Note U, p. 8)
       11,180,000   TRW Inc. Senior Notes,                            9,410,209
                    6.65%, 01/15/2028 (Note V, p. 8)
        7,925,000   Ingersoll Rand Medium-Term Notes,                 7,868,883
                    6.015%, 02/15/2028, Putable
                    Annually 02/15/2001-02/15/2027 @100
        3,680,000   Baxter International Inc.                         3,222,259
                    Debentures, 6.625%, 02/15/2028
        4,760,000   Lowe's Companies Inc. Debentures,                 4,349,813
                    6.875%, 02/15/2028
       10,000,000   General Motors Corp.,                             9,045,631
                    6.75%, 05/01/2028
        3,720,000   Tyco International Group S.A.,                    3,423,924
                    7.00%, 06/15/2028
        9,540,000   U.S. West Capital Funding Inc.                    8,404,621
                    Debentures, 6.875%, 07/15/2028
       20,460,000   Monsanto Co. Debentures,                         17,815,089
                    Rule 144A, 6.60%, 12/01/2028
       12,665,000   State of Israel, Yankee Bond,                    10,988,302
                    7.25%, 12/15/2028
       24,255,000   Tyco International Group S.A.,                   21,911,029
                    6.875%, 01/15/2029 (Note W, p. 8)
       13,820,000   Norsk Hydro A/S Debentures,                      12,522,744
                    Yankee Bond, 7.15%, 01/15/2029
                    (Note X, p. 8)


4  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        9,845,000   Burlington Resources Inc.                    $    9,353,224
                    Debentures, 7.375%, 03/01/2029
        5,245,000   Burlington North Santa Fe Pacific,                4,700,857
                    6.75%, 03/15/2029
        8,290,000   Anadarko Petroleum Corp.                          7,647,541
                    Debentures, 7.20%, 03/15/2029
       14,325,000   Archer Daniels Midland Co. Senior                12,811,148
                    Debentures, 6.625%, 05/01/2029
        5,000,000   Murphy Oil Corp. Senior Notes,                    4,594,775
                    7.05%, 05/01/2029
       12,850,000   Rohm & Haas Co. Debentures,                      13,117,158
                    Rule 144A, 7.85%, 07/15/2029
        9,550,000   Albertson's Inc. Debentures,                      9,458,228
                    7.45%, 08/01/2029
        2,760,000   Masco Corp. Debentures,                           2,752,416
                    7.75%, 08/01/2029
        6,600,000   Lilly Del Mar Inc., Floating Rate Note,           6,598,910
                    Rule 144A, 6.57%, 08/05/2029,
                    Callable 08/05/2004 @100
       14,660,000   Amerada Hess Corp.,                              14,513,400
                    7.875%, 10/01/2029
        5,550,000   Royal & Sun Alliance Insurance                    5,504,007
                    Group plc Subordinated Notes,
                    Rule 144A, 8.95%, 10/15/2029
        2,935,000   New Jersey Bell Telephone Co.                     3,028,046
                    Debentures, 7.85%, 11/15/2029,
                    Putable 11/15/1999 @100
        6,045,000   Ford Motor Co.,                                   6,927,764
                    8.90%, 01/15/2032
       17,295,000   Merck & Co. Medium-Term Notes                    17,307,669
                    Series B, 5.76%, 05/03/2037, Putable
                    Annually 05/03/2000-05/03/2036 @100
                    (Note Y, p. 8)
       14,125,000   Cargill Inc. Medium-Term Notes,                  14,154,975
                    Rule 144A, 5.95%, 05/15/2037, Putable
                    Annually 05/15/2000-05/15/2036 @100
                    (Note Z, p. 8)
        5,155,000   Xerox Corp. Medium-Term Notes,                    5,158,815
                    5.875%, 06/15/2037, Putable
                    Annually 06/15/2000-06/15/2036 @100
                    (Note AA, p. 8)
       10,075,000   Dayton Hudson Corp.,                             10,077,023
                    5.895%, 06/15/2037, Putable
                    Annually 06/15/2000-06/15/2036 @100
                    (Note BB, p. 8)
       17,790,000   Xerox Corp. Medium-Term Notes,                   17,724,773
                    5.545%, 07/22/2037, Putable
                    Annually 07/22/2000-07/22/2036 @100
                    (Note CC, p. 8)
       12,500,000   American General Institutional                   11,489,587
                    Capital Series A, Rule 144A,
                    7.57%, 12/01/2045 (Note DD, p. 8)
        4,425,000   American General Institutional                    4,333,478
                    Capital Series B, Rule 144A,
                    8.125%, 03/15/2046 (Note EE, p. 8)
        5,945,000   International Business Machines                   5,647,145
                    Corp., 7.125%, 12/01/2096

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        4,330,000   Ford Motor Co.,                              $    4,284,949
                    7.70%, 05/15/2097
        5,240,000   Noble Affiliates Inc. Debentures,                 4,500,514
                    7.25%, 08/01/2097
                                                                 --------------

Total Industrial (Cost $490,456,683)                                473,549,527
                                                                 --------------

-------------------------------------------------------------------------------
UTILITIES:                                                                0.82%
-------------------------------------------------------------------------------
        8,310,000   Commonwealth Edison Co.,                          8,317,255
                    9.05%, 10/15/1999
        7,290,000   Cinergy Corp. Debentures,                         6,951,015
                    6.125%, 04/15/2004
        7,600,000   Hyder plc, Rule 144A,                             6,659,751
                    U.S. Dollar Denominated Notes,
                    7.375%, 12/15/2028 (Note H, p. 8)
                                                                 --------------
Total Utilities (Cost $23,156,504)                                   21,928,021
                                                                 --------------

-------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                       3.39%
-------------------------------------------------------------------------------
       12,045,000   Long Island Power Authority, New                 12,042,952
                    York Electric Systems Revenue,
                    5.94%, 12/01/1999 (Note FF, p. 8)
       12,000,000   New York City General Obligation                 12,058,200
                    Series B, 6.85%, 08/15/2000
       33,245,000   Florida Residential Property &                   33,534,052
                    Casualty Series A, Rule 144A,
                    7.25%, 07/01/2002
        6,450,000   California Maritime Infrastructure                5,997,533
                    Authority, 6.63%, 11/01/2009
        8,685,000   Florida Windstorm Underwriting                    8,168,729
                    Secured Notes, Rule 144A,
                    7.125%, 02/25/2019
       10,850,000   Portland, Oregon Airport Revenue,                10,743,236
                    Adjustable Rate Note,
                    5.76%, 07/01/2028
        2,575,000   Edinburg, Texas Industrial                        2,516,187
                    Development Corp. Lease Revenue,
                    8.18%, 11/01/2028
        6,460,000   Alameda Corridor Transportation                   5,707,539
                    Authority, Taxable Senior Lien
                    Series C, 6.60%, 10/01/2029
                                                                 --------------
Total Taxable Municipals (Cost $92,642,433)                          90,768,428
                                                                 --------------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  3.59%
-------------------------------------------------------------------------------
        4,002,643   Felco Funding II Series 1998-1                    4,000,365
                    Class A1, Rule 144A, 5.97%, 10/15/2000
                    (Note H, p. 8)
       17,399,000   Felco Funding II Auto Lease-Backed               17,353,710
                    Notes Series 1998-1 Class A2,
                    Rule 144A, 5.98%, 09/15/2001
                    (Note H, p. 8)
        7,550,000   Health Care Receivables,                          7,476,546
                    Securitization Program Notes
                    Series 1998-1A Class A, Rule 144A,
                    6.22%, 06/01/2002 (Note H, p. 8)


                             Schedule of Investments--Taxable Bond Portfolios  5

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        3,270,000   The Money Store Auto Trust                   $    3,274,365
                    Series 1996-2, 6.435%, 06/20/2003
          343,635   Newcourt Receivables Asset Trust                    342,754
                    Series 1996-2, Asset-Backed Notes
                    Class A, 6.87%, 06/20/2004
        1,219,875   Copelco Capital Funding Corp. II,                 1,232,817
                    Class A Lease-Backed Notes
                    Series 1996-A, 6.34%, 07/20/2004
          825,037   Copelco Capital Funding Corp. II,                   826,105
                    Class B Lease-Backed Notes Series
                    1996-A, 6.59%, 07/20/2004
        6,447,838   Capital Asset Research Funding,                   6,428,334
                    Rule 144A, 6.40%, 12/15/2004
                    (Note H, p. 8)
          411,732   Newcourt Receivables Asset Trust                    410,672
                    Series 1996-3, Asset-Backed Notes
                    Class A, 6.24%, 12/20/2004
       11,325,000   Newcourt Receivables Asset Trust                 11,319,960
                    Series 1997-1, Asset-Backed Notes
                    Class A4, 6.193%, 05/20/2005
        4,221,927   New York City Tax Lien Trust                      4,216,890
                    Series 1997-1 Class A, Rule 144A,
                    6.46%, 05/25/2005 (Note H, p. 8)
          278,383   New York City Tax Lien Trust                        277,800
                    Series 1997-1 Class B, Rule 144A,
                    6.56%, 05/25/2005 (Note H, p. 8)
        3,083,829   ABFS Equipment Contract Trust                     3,085,207
                    Series 1998-A Class A,
                    6.10%, 10/15/2005 (Note H, p. 8)
          618,743   Green Tree Financial Corp. Series                   610,089
                    1996-A Class A2, 5.70%, 02/15/2018
       11,592,123   Green Tree Recreational Equipment                11,504,313
                    & Consumer Trust Series 1998-A
                    Class A1C, 6.18%, 06/15/2019
       12,340,000   Green Tree Financial Corp.                       11,709,735
                    Series 1999-1 Class A4,
                    5.76%, 03/01/2030
       13,045,000   Green Tree Financial Corp.                       12,044,018
                    Series 1999-2 Class A4,
                    6.48%, 12/01/2030 (Note H, p. 8)
                                                                 --------------
Total Asset-Backed Securities (Cost $97,963,230)                     96,113,680
                                                                 --------------

-------------------------------------------------------------------------------
HIGH YIELD:                                                               7.85%
-------------------------------------------------------------------------------
          460,000   Advanta Corp. Medium-Term Notes,                    455,546
                    6.574%, 01/27/2000
        6,415,000   Meditrust Notes,                                  6,302,553
                    7.375%, 07/15/2000
        1,000,000   Century Communications Corp.,                     1,003,750
                    9.50%, 08/15/2000
        7,115,000   Medpartners Inc. Senior                           6,777,037
                    Subordinated Notes,
                    6.875%, 09/01/2000
        3,135,000   Revlon Worldwide,                                 1,810,463
                    0.00%, 03/15/2001

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        3,155,000   Fleming Companies Inc. Senior                 $   3,218,100
                    Notes, 10.625%, 12/15/2001,
                    Callable 12/15/1999 @103
        9,645,000   Omega Healthcare Investors Inc.,                  9,124,621
                    6.95%, 06/15/2002
        6,200,000   Adelphia Communications,                          6,262,000
                    9.25%, 10/01/2002
        4,915,000   Interpool Inc.,                                   4,523,329
                    6.625%, 03/01/2003
        4,305,000   Century Communications Corp.,                     3,045,788
                    0.00%, 03/15/2003
        6,390,000   Healthsouth Corp.,                                4,968,225
                    3.25%, 04/01/2003,
                    Callable 04/05/2001 @101.30
        2,200,000   US Air Inc.,                                      2,181,234
                    9.625%, 09/01/2003
        6,965,000   Veritas DGC Inc., Rule 144A,                      7,092,613
                    9.75%, 10/15/2003,
                    Callable 10/15/2000 @104.87
                    (Note H, p. 8)
        3,505,000   Allied Waste North America Inc.                   3,224,600
                    Series B, 7.375%, 01/01/2004
        1,712,515   America West Airlines,                            1,717,671
                    10.50%, 01/02/2004 (Note H, p. 8)
        3,490,000   Verio Inc. Senior Notes,                          3,847,725
                    13.50%, 06/15/2004,
                    Callable 06/15/2002 @106.75
        4,830,000   Labranche & Co. Senior Notes,                     4,830,000
                    Rule 144A, 9.50%, 08/15/2004
        4,920,000   Kaufman & Broad Home Corp.                        4,624,800
                    Senior Notes, 7.75%, 10/15/2004
        4,035,000   Unisys Corp., 11.75%, 10/15/2004,                 4,509,112
                    Callable 10/15/2001 @103.92
        3,210,000   Tenet Healthcare Corp.                            3,054,885
                    Senior Notes, 8.00%, 01/15/2005
        3,330,000   Packaged Ice Inc. Senior Notes                    2,938,725
                    Series B, 9.75%, 02/01/2005,
                    Callable 02/01/2002 @104.87
        2,835,000   NVR Inc. Senior Notes,                            2,565,675
                    8.00%, 06/01/2005,
                    Callable 06/01/2003 @104
        1,000,000   Westpoint Stevens Inc.,                             940,000
                    7.875%, 06/15/2005
        6,105,000   Jones International Networks Ltd.,                5,555,550
                    11.75%, 07/01/2005,
                    Callable 07/01/2003 @105.87
        2,385,000   Continental Airlines Inc.,                        2,182,275
                    8.00%, 12/15/2005
        3,725,000   Worldwide Fibre Inc. Senior Notes,                3,790,188
                    Rule 144A, 12.50%, 12/15/2005,
                    Callable 12/15/2003 @106.25
        2,120,000   Allied Waste North America Inc.                   1,908,000
                    Series B, 7.625%, 01/01/2006
        3,770,000   Federal-Mogul Co.,                                3,480,235
                    7.375%, 01/15/2006


6  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        4,965,000   Chesapeake Energy Corp. Senior               $    4,592,625
                    Notes, 9.125%, 04/15/2006,
                    Callable 04/15/2001 @104.56
        3,700,000   Alestra S.A. Senior Notes,                        3,496,500
                    Rule 144A, 12.125%, 05/15/2006
        5,040,000   Generac Portable Products Senior                  5,317,200
                    Subordinated Notes,
                    11.25%, 07/01/2006,
                    Callable 07/01/2002 @107.63
          750,000   Consumers Packaging Inc. Senior                     678,750
                    Notes, 9.75%, 02/01/2007,
                    Callable 02/01/2003 @104.87
        6,885,000   Lyondell Chemical Co. Senior                      6,833,362
                    Secured Notes Series B,
                    9.875%, 05/01/2007,
                    Callable 05/01/2004 @104.94
        1,925,000   RCN Corp. Senior Discount Notes,                  1,260,875
                    0.00%, 10/15/2007
        3,150,000   Interface Inc. Senior Notes,                      2,948,020
                    7.30%, 04/01/2008
        2,840,000   Pool Energy Services Co. Senior                   2,797,400
                    Subordinated Notes,
                    8.625%, 04/01/2008
          400,000   Beazer Homes USA Senior Notes,                      358,000
                    8.875%, 04/01/2008,
                    Callable 04/01/2003 @104.44
        1,092,816   Continental Airlines Inc.,                        1,153,976
                    11.50%, 04/02/2008
        2,360,000   P&L Coal Holdings Corp.,                          2,265,600
                    9.625%, 05/15/2008,
                    Callable 05/15/2003 @104.81
        1,495,000   Tenet Healthcare Corp. Senior                     1,352,983
                    Notes, Rule 144A,
                    7.625%, 06/01/2008
        1,090,000   United Rentals Inc., Rule 144A,                   1,073,650
                    9.50%, 06/01/2008
        3,880,000   Hadco Corp.,                                      3,695,700
                    9.50%, 06/15/2008
        4,610,000   United Rentals Inc.                               4,379,500
                    Senior Subordinated Notes,
                    8.80%, 08/15/2008
        5,645,000   Cogentrix Energy Inc.                             5,553,269
                    Senior Notes, Rule 144A,
                    8.75%, 10/15/2008
        6,350,000   Agrilink Foods Inc. Senior                        6,000,750
                    Subordinated Notes, Rule 144A,
                    11.875%, 11/01/2008
        4,340,000   ICN Pharmaceutical Inc. Senior                    3,998,225
                    Notes, Rule 144A, 8.75%, 11/15/2008
        7,450,000   Level 3 Communications Inc.                       4,218,563
                    Senior Discount Notes, Rule 144A,
                    0.00%, 12/01/2008,
                    Callable 12/01/2003 @105.25
        6,500,000   Primark Corp. Senior Subordinated                 6,248,125
                    Notes, 9.25%, 12/15/2008,
                    Callable 12/15/2003 @104.63

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        5,220,000   D.R. Horton Inc.,                              $  4,776,300
                    8.00%, 02/01/2009
        3,800,000   IT Group Inc. Senior Subordinated                 3,610,000
                    Notes, Rule 144A,
                    11.25%, 04/01/2009,
                    Callable 04/01/2004 @106.63
        1,290,000   K. Hovnanian Enterprises Inc.                     1,212,600
                    Senior Notes, 9.125%, 05/01/2009,
                    Callable 05/01/2004 @104.56
        3,290,000   Grove Holdings LLC Senior Discount                2,039,800
                    Development Notes, Rule 144A,
                    9.25%, 05/01/2009
        3,405,000   Atrium Companies Inc. Senior                      3,268,800
                    Subordinated Notes Series B,
                    10.50%, 05/01/2009,
                    Callable 05/01/2004 @105.25
        6,605,000   Grove Holdings LLC Senior Discount                1,981,500
                    Development Notes, Rule 144A,
                    11.625%, 05/01/2009
        3,765,000   Pride International Inc. Senior                   3,859,125
                    Notes, 10.00%, 06/01/2009,
                    Callable 06/01/2004 @105
        5,975,000   Sequa Corp. Senior Notes,                         5,855,500
                    9.00%, 08/01/2009
        1,775,000   PSINET Inc. Senior Notes,                         1,757,250
                    Rule 144A, 11.00%, 08/01/2009,
                    Callable 08/01/2004 @105.50
        3,000,000   Worldwide Fibre Inc. Senior Notes,                2,940,000
                    Rule 144A, 12.00%, 08/01/2009,
                    Callable 08/01/2004 @106
        5,525,000   Monterrey Power, Rule 144A,                       4,558,125
                    9.625%, 11/15/2009
                                                                 --------------
Total High Yield (Cost $221,637,591)                                210,016,773
                                                                 --------------

-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                            2.59%
-------------------------------------------------------------------------------
        9,455,000   CP Limited Partnership Senior                     9,544,932
                    Notes, 8.75%, 03/02/2000
        7,745,000   First Industrial LP,                              7,702,643
                    6.50%, 04/05/2001
       10,545,000   Trinet Corp. Realty Trust,                        9,647,272
                    6.75%, 03/01/2003
       12,865,000   ERP Operating LP,                                12,636,721
                    7.10%, 06/23/2004
       12,735,000   Security Capital Group Inc.,                     11,894,124
                    6.95%, 06/15/2005
       11,965,000   Ace Ina Holdings Inc. Senior Notes,              12,130,950
                    8.30%, 08/15/2006
        6,455,000   EOP Operating LP, Rule 144A,                      5,712,139
                    7.25%, 02/15/2018
                                                                 --------------
Total Real Estate Investment Trusts
(Cost $71,649,094)                                                   69,268,781
                                                                 --------------
Total U.S. Dollar Investments
(Cost $3,385,643,584)                                             3,324,272,347
                                                                 --------------


                             Schedule of Investments--Taxable Bond Portfolios  7

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                              2.35%
-------------------------------------------------------------------------------
CANADA FINANCE-CANADIAN DOLLAR
DENOMINATED:                                                              0.24%
-------------------------------------------------------------------------------
C$ 9,371,000
                    Newcourt Credit Group Inc.,                  $    6,448,024
                    7.90%, 08/15/2000
                                                                 --------------
Total Canada Finance-Canadian Dollar
Denominated (Cost $6,354,269)                                         6,448,024
                                                                 --------------

-------------------------------------------------------------------------------
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                              0.25%
-------------------------------------------------------------------------------
C$ 9,945,000
                    Trizec Hahn Corp.,                                6,572,648
                    6.00%, 09/03/2002
                                                                 --------------
Total Canada Industrial-Canadian Dollar
Denominated (Cost $6,387,433)                                         6,572,648
                                                                 --------------

-------------------------------------------------------------------------------
GERMANY GOVERNMENT-EURO DENOMINATED:                                      0.95%
-------------------------------------------------------------------------------
EU 22,875,198
                    Deutschland Republic,                            25,520,847
                    6.25%, 01/04/2024
                                                                 --------------
Total Germany Government-Euro Denominated
(Cost $32,499,904)                                                   25,520,847
                                                                 --------------

-------------------------------------------------------------------------------
ITALY FINANCE-ITALIAN LIRA DENOMINATED:                                   0.75%
-------------------------------------------------------------------------------
IL 36,345,000,000
                    SCCR Ltd., Floating Rate Note,                   19,965,475
                    2.71%, 05/15/2000
                    (Note H, below)
                                                                 --------------
Total Italy Finance-Italian Lira Denominated
(Cost $20,745,221)                                                   19,965,475
                                                                 --------------

-------------------------------------------------------------------------------
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                              0.16%
-------------------------------------------------------------------------------
BP 2,625,000
                    General Motors Acceptance Corp.,                  4,319,375
                    Floating Rate Note,
                    5.62%, 09/25/2002 (Note H, below)
                                                                 --------------
Total United Kingdom Finance-British Pound
Denominated (Cost $4,409,256)                                         4,319,375
                                                                 --------------
Total Non-U.S. Dollar Investments
(Cost $70,396,083)                                                   62,826,369
                                                                 --------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $3,456,039,667)  126.65%                 $3,387,098,716
(Note GG, below)
Cash and Other Assets, Less Liabilities  (26.65)                   (712,691,190)
                                         ------                  --------------

Net Assets (Equivalent to $12.67
per share based on 211,115,466
shares of capital stock outstanding)     100.00%                 $2,674,407,526
                                         ======                  ==============


-------------------------------------------------------------------------------
Segregated Collateral for When-Issued Securities:

 Note                            Principal Amount
 ----                            ----------------
 (A)                               $69,105,000
 (B)                              $203,726,000
 (C)                              $191,450,000
 (D)                               $95,115,000
 (E)                              $116,665,000
 (F)                               $11,455,000
 (G)                               $53,070,000
 (J)                               $15,390,000
 (K)                               $15,115,000
 (L)                               $10,560,000
 (M)                               $16,300,000
 (N)                               $14,355,000
 (O)                               $17,215,000
 (P)                               $11,645,000
 (Q)                               $13,595,000
 (R)                               $10,500,000
 (S)                               $11,380,000
 (T)                               $13,060,000
 (U)                               $16,000,000
 (V)                               $11,180,000
 (W)                               $24,255,000
 (X)                               $13,820,000
 (Y)                               $17,295,000
 (Z)                               $14,125,000
 (AA)                               $3,500,000
 (BB)                              $10,075,000
 (CC)                              $17,790,000
 (DD)                              $12,500,000
 (EE)                               $4,425,000
 (FF)                              $12,045,000
 (H)  Fair-valued security
 (I)  When-issued security
 (GG) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


8  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein Short Duration Plus Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
--------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                108.52%
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  21.14%
-------------------------------------------------------------------------------
Commercial Paper: 1.18%
        6,539,000   Ford Motor Credit Co.,                       $    6,539,000
                    Discount rate 5.56%, 10/01/1999
                                                                 --------------
Total Commercial Paper (Cost $6,539,000)                              6,539,000
                                                                 --------------
U.S. Government Agencies: 19.96%
       10,395,000   Federal Home Loan Bank                           10,333,028
                    Consolidated Discount Notes,
                    Discount rate 5.19%, 11/12/1999
       16,805,000   Federal Home Loan Mortgage Corp.                 16,696,188
                    Discount Notes,
                    Discount rate 5.18%, 11/15/1999
       28,005,000   Federal National Mortgage                        27,811,578
                    Association Discount Notes,
                    Discount rate 5.20%, 11/18/1999
       21,100,000   Federal National Mortgage                        20,607,948
                    Association Discount Notes,
                    Discount rate 5.46%, 03/03/2000
        6,375,000   Federal National Mortgage                         6,203,194
                    Association Discount Notes,
                    Discount rate 5.47%, 03/27/2000
       30,345,000   Federal Home Loan Bank                           29,537,822
                    Consolidated Discount Notes,
                    Discount rate 5.44%, 03/29/2000
                                                                 --------------
Total U.S. Government Agencies
(Cost $111,168,348)                                                 111,189,758
                                                                 --------------
Total Short-Term Investments
(Cost $117,707,348)                                                 117,728,758
                                                                 --------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     12.12%
-------------------------------------------------------------------------------
       17,500,000   4.00%, 10/31/2000                                17,234,520
       27,000,000   6.625%, 03/31/2002 (Note A, p. 14)               27,573,750
        4,590,000   6.25%, 08/31/2002                                 4,651,680
       18,000,000   5.875%, 09/30/2002                               18,073,134
                                                                 --------------
Total U.S. Treasury Notes (Cost $67,493,760)                         67,533,084
                                                                 --------------

-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                              7.48%
-------------------------------------------------------------------------------
       41,895,794   3.625%, 07/15/2002 (Note B, p. 14)               41,633,945
                                                                 --------------
Total U.S. Treasury Inflation Protection
Security (Cost $41,886,598)                                          41,633,945
                                                                 --------------

-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     0.33%
-------------------------------------------------------------------------------
          421,959   G.E. Capital Mortgage Services,                     421,919
                    Inc. Series 1994-5 Class A4,
                    6.50%, 02/25/2024

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
          244,881   G.E. Capital Mortgage Services,              $      244,961
                    Inc. Series 1994-11-CA Class A1,
                    6.50%, 03/25/2024
          437,108   Prudential Home Mortgage                            440,004
                    Securities Series 1994-15 Class A1,
                    8.00%, 05/25/2024
          750,000   Federal Home Loan Mortgage Corp.                    731,813
                    Series 2178 PB, 7.00%, 08/15/2029
                                                                 --------------
Total Mortgage Derivatives (Cost $1,829,029)                          1,838,697
                                                                 --------------

-------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    8.59%
-------------------------------------------------------------------------------
          493,694   Morgan Stanley Capital Inc. Series                  493,055
                    1997-ALIC Class A1A,
                    6.30%, 10/15/2000
        2,648,888   Prudential Securities Secured                     2,631,312
                    Financing Corp. Series 1998-C1
                    Class A-1A, 6.105%, 11/15/2002
        2,725,000   Morgan Stanley Capital Inc. Series                2,698,881
                    1997-ALIC Class A1B,
                    6.44%, 11/15/2002
        2,154,680   DLJ Mortgage Acceptance Corp.                     2,180,310
                    Series 1993-MF12 Class A1,
                    7.35%, 09/18/2003
          573,693   Allied Capital Commercial Mortgage                  566,218
                    Trust Series 1998-1 Class A,
                    Rule 144A, 6.31%, 09/25/2003
                    (Note C, p. 14)
        2,516,401   DLJ Mortgage Acceptance Corp.                     2,561,052
                    Series 1994-MF11 Class A1,
                    8.10%, 06/18/2004 (Note C, p. 14)
        2,495,000   Morgan Stanley Capital I Series                   2,460,339
                    1997-LB1 Class A2, Rule 144A,
                    6.86%, 07/15/2005 (Note C, p. 14)
        3,757,411   Chase Commercial Mortgage                         3,856,588
                    Securities Corp. Series 1996-1
                    Class A1, 7.60%, 12/18/2005
        4,215,000   Morgan Stanley Capital I Series                   4,248,366
                    1996-WFI Class A2, Rule 144A,
                    7.22%, 01/16/2006 (Note C, p. 14)
        3,045,000   Fairfax Funding Trust Series                      2,870,689
                    1998-1A Class A, Rule 144A,
                    6.483%, 04/02/2013 (Note C, p. 14)
        2,412,030   FMAC Loan Receivables Trust                       2,355,562
                    Series 1998-A Class A1,
                    6.20%, 09/15/2020 (Note C, p. 14)
        1,683,201   FDIC Remic Trust Commercial                       1,675,231
                    Mortgage Class 1996-C1,
                    6.75%, 05/25/2026
        2,870,245   Goldman Sachs Mortgage Securities                 2,894,163
                    Corp. II Series 1996-PL Class A1,
                    7.02%, 02/15/2027
        1,008,230   RMF Commercial Series 1995-1                      1,003,757
                    Class A2, 7.10%, 11/28/2027
                    (Note C, p. 14)

*See Note 1, page 26 in Notes to Financial Statements.


                             Schedule of Investments--Taxable Bond Portfolios  9

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        2,538,391   First Union Lehman Brothers                    $  2,553,735
                    Commericial Mortgage
                    Series 1997-C1 Class A1,
                    7.15%, 04/18/2029
        3,537,533   J.P. Morgan Commercial Mortgage                   3,481,304
                    Finance Corp. Series 1998-C6
                    Class A1, 6.373%, 01/15/2030
        2,703,802   LB Commercial Conduit Mortgage                    2,653,227
                    Trust Series 1998-C1 Class A1,
                    6.33%, 02/18/2030
        4,124,876   Credit Suisse First Boston                        3,978,505
                    Mortgage Securities Corp.
                    Series 1998-C2 Class A1,
                    5.96%, 11/17/2030
        2,737,279   Credit Suisse First Boston                        2,709,892
                    Mortgage Securities Corp.
                    Series 1997-C2 Class A1,
                    6.40%, 01/17/2035
                                                                 --------------
Total Commercial Mortgage-Backed Securities
(Cost $48,975,778)                                                   47,872,186
                                                                 --------------

-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  11.60%
-------------------------------------------------------------------------------
       14,000,000   Federal National Mortgage                        13,991,180
                    Association Pool TBA,
                    7.00%, 10/19/2014 (Note D, p. 14)
        3,375,000   Federal National Mortgage                         3,367,616
                    Association Pool TBA,
                    7.00%, 11/18/2014 (Note D, p. 14)
        6,251,200   Government National Mortgage                      6,481,556
                    Association Pool #780772,
                    8.00%, 12/15/2017
        2,485,000   Federal Home Loan Mortgage Corp.                  2,385,588
                    Pool TBA, 6.50%, 10/14/2029
                    (Note D, p. 14)
       15,000,000   Federal National Mortgage                        15,313,980
                    Association Pool TBA,
                    8.00%, 10/14/2029 (Note D, p. 14)
       11,000,000   Government National Mortgage                     11,037,752
                    Association Pool TBA,
                    7.50%, 10/21/2029 (Note D, p. 14)
        6,575,000   Federal Home Loan Mortgage Corp.                  6,609,893
                    Gold Pool TBA,
                    7.50%, 11/15/2029 (Note D, p. 14)
        5,415,000   Federal Home Loan Mortgage Corp.                  5,435,306
                    Pool TBA, 7.50%, 11/15/2029
                    (Note D, p. 14)
                                                                 --------------
Total Mortgage Pass-Throughs
(Cost $64,218,521)                                                   64,622,871
                                                                 --------------

-------------------------------------------------------------------------------
FINANCE:                                                                 15.87%
-------------------------------------------------------------------------------
        5,320,000   Chase Manhattan Corp.,                            5,327,631
                    7.75%, 11/01/1999
        2,795,000   Associates Corp. of North America                 2,808,499
                    Notes, 8.35%, 12/09/1999

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        5,725,000   Golden West Financial,                       $    5,740,137
                    7.00%, 01/15/2000 (Note E, p. 14)
        2,500,000   Paine Webber Group, Inc.                          2,514,585
                    Subordinated Medium-Term Notes,
                    7.70%, 02/11/2000
        5,795,000   Ford Motor Credit Co. Medium-Term                 5,796,794
                    Notes, 5.73%, 02/23/2000
                    (Note F, p. 14)
        4,500,000   Key Bank North America,                           4,496,918
                    5.75%, 04/25/2000
        1,500,000   Paine Webber Group, Inc.                          1,500,104
                    Subordinated Medium-Term Notes,
                    5.963%, 07/20/2000
        6,815,000   Case Credit Corp. Medium-Term                     6,795,959
                    Notes, 5.95%, 08/01/2000
                    (Note G, p. 14)
        2,895,000   Lehman Brothers Holdings, Inc.                    2,899,919
                    Senior Subordinated Notes,
                    6.625%, 11/15/2000
        2,775,000   Salomon Inc. Medium-Term Notes,                   2,780,916
                    6.625%, 11/30/2000
        3,320,000   Heller Financial Inc. Medium-Term                 3,279,277
                    Notes, 5.48%, 02/05/2001
        3,000,000   Boeing Capital Corp. Medium-Term                  2,973,141
                    Notes, 5.56%, 02/05/2001
                    (Note C, p. 14)
        2,470,000   Heller Financial Inc. Medium-Term                 2,442,971
                    Notes, 5.746%, 02/26/2001
                    (Note C, p. 14)
        5,760,000   Transamerica Finance Corp.                        5,720,746
                    Medium-Term Notes,
                    5.89%, 03/05/2001 (Notes C & H, p. 14)
        5,500,000   First USA North America Bank                      5,490,067
                    Notes, 6.125%, 06/25/2001
        2,860,000   Boeing Capital Corp. Medium-Term                  2,842,969
                    Notes, 6.35%, 07/26/2001
                    (Note C, p. 14)
        4,150,000   Finovia Capital Corp. Medium-Term                 4,061,139
                    Notes, 5.73%, 09/24/2001
        5,800,000   Merrill Lynch & Co., Inc.                         5,675,532
                    Medium-Term Notes,
                    5.73%, 02/26/2002 (Notes C & I, p. 14)
        5,360,000   Household Finance Corp.                           5,266,484
                    Senior Medium-Term Notes,
                    6.125%, 07/15/2002
        4,180,000   Capital One Bank Notes,                           4,138,691
                    6.76%, 07/23/2002
        2,935,000   Textron Financial Corp.                           2,945,934
                    Medium-Term Notes, Rule 144A,
                    7.18%, 10/15/2002
        2,900,000   Wells Fargo & Co. Senior Notes,                   2,876,870
                    6.625%, 07/15/2004
                                                                 --------------
Total Finance (Cost $88,812,338)                                     88,375,283
                                                                 --------------


10  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
INDUSTRIAL:                                                               9.46%
-------------------------------------------------------------------------------
        2,875,000   Sears Roebuck Acceptance Corp.               $    2,877,605
                    Medium-Term Notes,
                    6.27%, 11/15/1999
        3,100,000   Norfolk Southern Corp.,                           3,115,992
                    6.70%, 05/01/2000
        1,500,000   Owens Corning Medium-Term Notes,                  1,507,039
                    7.00%, 05/15/2000
        4,820,000   Whirlpool Corp.,                                  4,930,633
                    9.50%, 06/15/2000 (Note J, p. 14)
        3,600,000   Rite Aid Corp., Rule 144A,                        3,330,000
                    5.50%, 12/15/2000 (Note K, p. 14)
        5,500,000   Tyco International Group S.A.,                    5,454,042
                    6.125%, 06/15/2001 (Note L, p. 14)
        3,730,000   Burlington North Sante Fe Pacific,                3,861,804
                    8.375%, 11/01/2001
        2,620,000   K.N. Energy Inc. Senior Notes,                    2,590,838
                    6.45%, 11/30/2001
        4,200,000   TTX Co.,                                          4,148,101
                    6.29%, 05/15/2002
        4,950,000   Apache Corp.,                                     5,208,744
                    9.25%, 06/01/2002
        1,495,000   Interpool Inc.,                                   1,375,865
                    6.625%, 03/01/2003
        1,525,000   Healthsouth Corp., 3.25%, 04/01/2003,             1,185,688
                    Callable 04/05/2001 @101.30
        1,395,000   Williams Communications Group Inc.                1,395,000
                    Senior Notes, 10.70%, 10/01/2007
                    (Note D, p. 14)
        1,300,000   Republic of Korea, Global Bond,                   1,349,801
                    U.S. Dollar Denominated,
                    8.875%, 04/15/2008
        1,895,000   Champion International Corp.,                     1,820,355
                    6.40%, 02/15/2026,
                    Putable 02/15/2006 @100
        5,530,000   Lilly Del Mar Inc., Floating Rate Note,           5,529,087
                    Rule 144A, 6.57%, 08/05/2029,
                    Callable 08/05/2004 @100
        3,000,000   Merck & Co. Medium-Term Notes                     3,002,197
                    Series B, 5.76%, 05/03/2037, Putable
                    Annually 05/03/2000-05/03/2036 @100
                    (Note M, p. 14)
                                                                 --------------
Total Industrial (Cost $53,612,277)                                  52,682,791
                                                                 --------------

-------------------------------------------------------------------------------
UTILITIES:                                                                1.91%
-------------------------------------------------------------------------------
        2,795,000   Union Oil Co. of California,                      2,852,181
                    7.64%, 04/22/2002
        4,590,000   Telecom de Puerto Rico, Rule 144A,                4,507,100
                    6.15%, 05/15/2002
        1,665,000   Cinergy Corp. Debentures,                         1,587,578
                    6.125%, 04/15/2004
        1,750,000   Hyder plc, Rule 144A, U.S. Dollar                 1,683,974
                    Denominated Notes,
                    6.75%, 12/15/2004
                                                                 --------------
Total Utilities (Cost $10,916,413)                                   10,630,833
                                                                 --------------

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
TAXABLE MUNICIPAL:                                                        0.32%
-------------------------------------------------------------------------------
        1,935,000   California Maritime Infrastructure           $    1,799,260
                    Authority, 6.63%, 11/01/2009
                                                                 --------------
Total Taxable Municipal (Cost $1,935,000)                             1,799,260
                                                                 --------------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  8.02%
-------------------------------------------------------------------------------
        3,801,657   Copelco Capital Funding Corp.                     3,803,387
                    Series 1998-A Class A2,
                    5.78%, 08/15/2000
        4,629,983   Felco Funding II Series 1998-1                    4,627,348
                    Class A1, Rule 144A,
                    5.97%, 10/15/2000 (Note C, p. 14)
        4,185,000   Honda Auto Lease Trust                            4,172,006
                    Series 1999-A Class A4,
                    6.45%, 09/16/2002 (Note C, p. 14)
          224,245   TLFC IV Equipment Lease Trust                       224,392
                    Series 1996-1 Class A,
                    5.98%, 11/20/2002
        7,395,000   Case Equipment Loan Trust                         7,376,402
                    Series 1998-B Class A3,
                    5.81%, 05/15/2003
        1,380,000   The Money Store Auto Trust                        1,381,842
                    Series 1996-2, 6.435%, 06/20/2003
        2,900,000   Pemex Finance Ltd., Rule 144A,                    2,858,313
                    6.125%, 11/15/2003
          348,604   Newcourt Receivables Asset Trust                    347,710
                    Series 1996-2, Asset-Backed Notes
                    Class A, 6.87%, 06/20/2004
           97,763   Copelco Capital Funding Corp. II,                    98,800
                    Class A Lease-Backed Notes
                    Series 1996-A, 6.34%, 07/20/2004
          310,600   Copelco Capital Funding Corp. II,                   311,002
                    Class B Lease-Backed Notes
                    Series 1996-A, 6.59%, 07/20/2004
        1,831,186   Capital Asset Research Funding,                   1,825,647
                    Rule 144A, 6.40%, 12/15/2004
                    (Note C, p. 14)
          309,792   Newcourt Receivables Asset Trust                    308,994
                    Series 1996-3, Asset-Backed Notes
                    Class A, 6.24%, 12/20/2004
        6,250,000   Newcourt Receivables Asset Trust                  6,247,219
                    Series 1997-1, Asset-Backed Notes
                    Class A4, 6.193%, 05/20/2005
        1,424,419   New York City Tax Lien Trust                      1,422,720
                    Series 1997-1 Class A, Rule 144A,
                    6.46%, 05/25/2005 (Note C, p. 14)
           86,276   New York City Tax Lien Trust                         86,095
                    Series 1997-1 Class B, Rule 144A,
                    6.56%, 05/25/2005 (Note C, p. 14)
        3,328,930   Green Tree Financial Corp.                        3,319,925
                    Series 1997-1 Class A3,
                    6.17%, 09/20/2005
          783,769   ABFS Equipment Contract Trust                       784,119
                    Series 1998-A Class A,
                    6.10%, 10/15/2005 (Note C, p. 14)


                            Schedule of Investments--Taxable Bond Portfolios  11

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        1,390,506   Capital Asset Research Funding               $    1,382,666
                    1998-A Tax Lien,
                    5.905%, 12/15/2005 (Note C, p. 14)
          997,803   New York City Tax Lien Trust                        990,374
                    Series 1998-1 Class A, Rule 144A,
                    5.93%, 07/25/2006 (Note C, p. 14)
        1,051,022   Green Tree Financial Corp.                        1,035,250
                    Series 1996-A Class A1,
                    5.55%, 02/15/2018
        2,076,287   Green Tree Recreational Equipment                 2,060,558
                    & Consumer Trust Series 1998-A
                    Class A1C, 6.18%, 06/15/2019
                                                                 --------------
Total Asset-Backed Securities (Cost $44,792,262)                     44,664,769
                                                                 --------------

-------------------------------------------------------------------------------
HIGH YIELD:                                                               6.18%
-------------------------------------------------------------------------------
        1,500,000   Advanta Corp. Medium-Term Notes,                  1,485,475
                    6.574%, 01/27/2000
          265,000   Century Communications Corp.,                       265,994
                    9.50%, 08/15/2000
          755,000   Revlon Worldwide,                                   436,013
                    0.00%, 03/15/2001
          839,000   Fleming Companies Inc.                              855,780
                    Senior Notes, 10.625%, 12/15/2001,
                    Callable 12/15/1999 @103
        1,515,000   Adelphia Communications,                          1,530,150
                    9.25%, 10/01/2002
          445,000   Tenet Healthcare Corp. Senior Notes,                432,181
                    7.875%, 01/15/2003
          790,000   Century Communications Corp.,                       558,925
                    0.00%, 03/15/2003
          820,000   US Air Inc.,                                        813,005
                    9.625%, 09/01/2003
        1,620,000   Veritas DGC Inc., Rule 144A,                      1,649,682
                    9.75%, 10/15/2003,
                    Callable 10/15/2000 @104.87
                    (Note C, p. 14)
          790,000   Allied Waste North America Inc.                     726,800
                    Series B, 7.375%, 01/01/2004
          405,596   America West Airlines,                              406,817
                    10.50%, 01/02/2004
                    (Note C, p. 14)
          860,000   Verio Inc. Senior Notes,                            948,150
                    13.50%, 06/15/2004,
                    Callable 06/15/2002 @106.75
          980,000   Labranche & Co. Senior Notes,                       980,000
                    Rule 144A, 9.50%, 08/15/2004
          750,000   Kaufman & Broad Home Corp.                          705,000
                    Senior Notes, 7.75%, 10/15/2004
          605,000   Unisys Corp.,                                       676,088
                    11.75%, 10/15/2004,
                    Callable 10/15/2001 @103.92
          565,000   Tenet Healthcare Corp. Senior                       537,698
                    Notes, 8.00%, 01/15/2005
          550,000   Packaged Ice Inc. Senior Notes                      485,375
                    Series B, 9.75%, 02/01/2005,
                    Callable 02/01/2002 @104.87

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
          600,000   NVR Inc. Senior Notes,                       $      543,000
                    8.00%, 06/01/2005,
                    Callable 06/01/2003 @104
          250,000   Westpoint Stevens Inc.,                             235,000
                    7.875%, 06/15/2005
          745,000   Jones International Networks Ltd.,                  677,950
                    11.75%, 07/01/2005,
                    Callable 07/01/2003 @105.87
          715,000   Continental Airlines Inc.,                          654,225
                    8.00%, 12/15/2005
          615,000   Worldwide Fibre Inc. Senior Notes,                  625,763
                    Rule 144A, 12.50%, 12/15/2005,
                    Callable 12/15/2003 @106.25
          480,000   Allied Waste North America Inc.                     432,000
                    Series B, 7.625%, 01/01/2006
          515,000   Federal-Mogul Co.,                                  475,417
                    7.375%, 01/15/2006
        2,170,000   Agco Corp. Senior Subordinated                    2,056,075
                    Notes, 8.50%, 03/15/2006
          460,000   Alestra S.A. Senior Notes,                          434,700
                    Rule 144A, 12.125%, 05/15/2006
          830,000   Generac Portable Products Senior                    875,650
                    Subordinated Notes,
                    11.25%, 07/01/2006,
                    Callable 07/01/2002 @107.63
          170,000   Consumers Packaging Inc.                            153,850
                    Senior Notes, 9.75%, 02/01/2007,
                    Callable 02/01/2003 @104.87
        1,460,000   Lyondell Chemical Co. Senior                      1,449,050
                    Secured Notes Series B,
                    9.875%, 05/01/2007,
                    Callable 05/01/2004 @104.94
          540,000   Standard Pacific Corp. Senior Notes,                472,500
                    8.00%, 02/15/2008,
                    Callable 02/15/2003 @104
          595,000   Interface Inc. Senior Notes,                        556,848
                    7.30%, 04/01/2008
          575,000   Pool Energy Services Co. Senior                     566,375
                    Subordinated Notes,
                    8.625%, 04/01/2008
          605,000   Beazer Homes USA Senior Notes,                      541,475
                    8.875%, 04/01/2008,
                    Callable 04/01/2003 @104.44
          644,370   Continental Airlines Inc.,                          680,432
                    11.50%, 04/02/2008
          345,000   P&L Coal Holdings Corp.,                            331,200
                    9.625%, 05/15/2008,
                    Callable 05/15/2003 @104.81
          410,000   United Rentals Inc.,                                403,850
                    9.50%, 06/01/2008
          675,000   United Rentals Inc.                                 641,250
                    Senior Subordinated Notes,
                    8.80%, 08/15/2008
          800,000   Cogentrix Energy Inc.                               787,000
                    Senior Notes, Rule 144A,
                    8.75%, 10/15/2008


12  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
        1,500,000   Agrilink Foods Inc.                          $    1,417,500
                    Senior Subordinated Notes,
                    Rule 144A, 11.875%, 11/01/2008
          850,000   ICN Pharmaceutical Inc.                             783,063
                    Senior Notes, Rule 144A,
                    8.75%, 11/15/2008
        1,135,000   Level 3 Communications Inc.                         642,693
                    Senior Discount Notes, Rule 144A,
                    0.00%, 12/01/2008,
                    Callable 12/01/2003 @105.25
          875,000   Primark Corp. Senior Subordinated                   841,093
                    Notes, 9.25%, 12/15/2008,
                    Callable 12/15/2003 @104.63
          555,000   IT Group Inc. Senior Subordinated                   527,250
                    Notes, Rule 144A, 11.25%, 04/01/2009,
                    Callable 04/01/2004 @106.63
          650,000   K. Hovnanian Enterprises Inc.                       611,000
                    Senior Notes,
                    9.125%, 05/01/2009,
                    Callable 05/01/2004 @104.56
          465,000   Pride International Inc. Senior Notes,              476,624
                    10.00%, 06/01/2009,
                    Callable 06/01/2004 @105
        1,370,000   Sequa Corp. Senior Notes,                         1,342,600
                    9.00%, 08/01/2009
          715,000   Worldwide Fibre Inc. Senior Notes,                  700,700
                    Rule 144A, 12.00%, 08/01/2009,
                    Callable 08/01/2004 @106
                                                                 --------------
Total High Yield (Cost $35,810,164)                                  34,429,266
                                                                 --------------

-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                            4.49%
-------------------------------------------------------------------------------
        2,365,000   Post Apartment Homes LP,                          2,367,496
                    6.22%, 12/31/1999
        2,880,000   CP Limited Partnership                            2,907,393
                    Senior Notes, 8.75%, 03/02/2000
        2,860,000   Archstone Communities Trust                       2,832,570
                    Medium-Term Notes,
                    6.17%, 10/13/2000 (Note C, p. 14)
        2,930,000   First Industrial LP,                              2,913,976
                    6.50%, 04/05/2001
        3,145,000   Archstone Communities Trust                       3,078,587
                    Medium-Term Notes,
                    6.37%, 10/15/2001
        3,555,000   Spieker Properties LP,                            3,595,099
                    7.58%, 12/17/2001
        3,600,000   HRPT Properties Trust Senior Notes,               3,451,064
                    6.75%, 12/18/2002
        2,300,000   ERP Operating LP,                                 2,259,188
                    7.10%, 06/23/2004
        1,725,000   Security Capital Group Inc.,                      1,611,100
                    6.95%, 06/15/2005
                                                                 --------------
Total Real Estate Investment Trusts
(Cost $25,237,902)                                                   25,016,473
                                                                 --------------

-------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
-------------------------------------------------------------------------------
INSURED-GUARANTEED:                                                       1.01%
-------------------------------------------------------------------------------
        5,635,000   Dutchess County, New York Resource           $    5,633,817
                    Recovery Agency, Taxable Solid
                    Waste Systems Series A, MBIA,
                    5.93%, 01/01/2014,
                    Putable 11/15/1999 @100
                                                                 --------------
Total Insured-Guaranteed (Cost $5,635,000)                            5,633,817
                                                                 --------------
Total U.S. Dollar Investments (Cost $608,862,390)                   604,462,033
                                                                 --------------

-------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                              1.55%
-------------------------------------------------------------------------------
CANADA FINANCE-CANADIAN DOLLAR
DENOMINATED:                                                              0.14%
-------------------------------------------------------------------------------
C$ 1,160,000
                    Newcourt Credit Group Inc.,                         798,176
                    7.90%, 08/15/2000
                                                                 --------------
Total Canada Finance-Canadian Dollar
Denominated (Cost $792,436)                                             798,176
                                                                 --------------

-------------------------------------------------------------------------------
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                              0.15%
-------------------------------------------------------------------------------
C$ 1,300,000
                    Trizec Hahn Corp.,                                  859,170
                    6.00%, 09/03/2002
                                                                 --------------
Total Canada Industrial-Canadian Dollar
Denominated (Cost $834,959)                                             859,170
                                                                 --------------

-------------------------------------------------------------------------------
GERMANY GOVERNMENT-EURO DENOMINATED:                                      0.66%
-------------------------------------------------------------------------------
EU 3,279,937
                    Deutschland Republic,                             3,659,281
                    6.25%, 01/04/2024
                                                                 --------------
Total Germany Government-Euro Denominated
(Cost $4,598,453)                                                     3,659,281
                                                                 --------------

-------------------------------------------------------------------------------
ITALY FINANCE-ITALIAN LIRA DENOMINATED:                                   0.49%
-------------------------------------------------------------------------------
IL 4,935,000,000
                    SCCR Ltd., Floating Rate Note,                    2,710,954
                    2.71%, 05/15/2000 (Note C, p. 14)
                                                                 --------------
Total Italy Finance-Italian Lira Denominated
(Cost $2,815,431)                                                     2,710,954
                                                                 --------------

-------------------------------------------------------------------------------
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                              0.11%
-------------------------------------------------------------------------------
BP 375,000
                    General Motors Acceptance Corp.,                    617,054
                    Floating Rate Note,
                    5.62%, 09/25/2002 (Note C, p. 14)
                                                                 --------------
Total United Kingdom Finance-British Pound
Denominated (Cost $629,924)                                             617,054
                                                                 --------------
Total Non-U.S. Dollar Investments
(Cost $9,671,203)                                                     8,644,635
                                                                 --------------


                            Schedule of Investments--Taxable Bond Portfolios  13

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $618,533,593)    110.07%                   $613,106,668
(Note N, below)
Cash and Other Assets, Less Liabilities  (10.07)                    (56,091,015)
                                         ------                  --------------
Net Assets (Equivalent to $12.33
per share based on 45,157,606
shares of capital stock outstanding)     100.00%                   $557,015,653
                                         ======                  ==============

-------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
-------------------------------------------------------------------------------
                                                   Contract        Unrealized
Quantity            Description                     Amount        Depreciation
-------------------------------------------------------------------------------
235              U.S. 30 Year Treasury           $26,753,281     $      (22,031)
                 Bond December 1999
                                                                 --------------
Total Short Futures Contract                                     $      (22,031)
                                                                 --------------

-------------------------------------------------------------------------------
(A) $27,000,000 principal amount segregated as collateral for when-issued securities
(B) $40,255,000 principal amount segregated as collateral for when-issued securities
(C)   Fair-valued security
(D)   When-issued security
(E) $5,725,000 principal amount segregated as collateral for futures transactions
(F) $5,795,000 principal amount segregated as collateral for futures transactions
(G) $6,815,000 principal amount segregated as collateral for futures transactions
(H) $5,760,000 principal amount segregated as collateral for futures transactions
(I) $5,800,000 principal amount segregated as collateral for futures transactions
(J) $4,820,000 principal amount segregated as collateral for futures transactions
(K)   $1,300,000 principal amount pledged as collateral for futures transactions
(L) $5,500,000 principal amount segregated as collateral for futures transactions
(M) $2,100,000 principal amount segregated as collateral for when-issued securities
(N) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


14  Sanford C. Bernstein Fund, Inc.--1999 Annual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                 Bernstein Government Short Duration Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount             Description                           Market Value*
--------------------------------------------------------------------------------
COMMERCIAL PAPER:                                                         1.67%
-------------------------------------------------------------------------------
        2,137,000   Ford Motor Credit Co.,                       $    2,137,000
                    Discount rate 5.56%, 10/01/1999
                                                                 --------------
Total Commercial Paper (Cost $2,137,000)                              2,137,000
                                                                 --------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     61.96%
-------------------------------------------------------------------------------
        5,500,000   5.625%, 10/31/1999                                5,505,159
        8,560,000   7.50%, 10/31/1999                                 8,581,400
        3,515,000   5.50%, 02/29/2000                                 3,521,591
       23,435,000   4.00%, 10/31/2000 (Note A, below)                23,090,810
        6,930,000   5.75%, 11/15/2000                                 6,953,825
       16,245,000   6.625%, 06/30/2001                               16,498,828
        5,420,000   6.625%, 03/31/2002                                5,535,175
        1,075,000   6.25%, 08/31/2002                                 1,089,446
        8,255,000   5.875%, 09/30/2002                                8,288,540
                                                                 --------------
Total U.S. Treasury Notes (Cost $79,389,513)                         79,064,774
                                                                 --------------

-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                              7.49%
-------------------------------------------------------------------------------
        9,616,622   3.625%, 07/15/2002                                9,556,518
                                                                 --------------
Total U.S. Treasury Inflation Protection
Security (Cost $9,612,527)                                            9,556,518
                                                                 --------------

-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES:                                                27.72%
-------------------------------------------------------------------------------
        5,470,000   Federal Farm Credit Bank                          5,395,586
                    Medium-Term Notes,
                    4.875%, 02/02/2001
        7,000,000   Federal Home Loan Mortgage Corp.,                 6,913,872
                    5.00%, 02/15/2001
        6,940,000   Federal Home Loan Bank,                           6,904,856
                    5.625%, 03/19/2001
       13,670,000   Federal Home Loan Bank,                          13,536,964
                    5.50%, 08/13/2001
        2,685,000   Federal National Mortgage                         2,614,070
                    Association, 4.625%, 10/15/2001
                                                                 --------------
Total U.S. Government Agencies
(Cost $35,910,713)                                                   35,365,348
                                                                 --------------

-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   5.98%
-------------------------------------------------------------------------------
        2,500,000   Federal National Mortgage                         2,498,425
                    Association Pool TBA,
                    7.00%, 10/19/2014 (Note B, below)
          165,000   Federal National Mortgage                           164,639
                    Association Pool TBA,
                    7.00%, 11/18/2014 (Note B, below)

--------------------------------------------------------------------------------
Principal Amount             Description                           Market Value
--------------------------------------------------------------------------------
        2,900,000   Federal National Mortgage                    $    2,960,703
                    Association Pool TBA,
                    8.00%, 10/14/2029 (Note B, below)
        2,000,000   Government National Mortgage                      2,006,864
                    Association Pool TBA,
                    7.50%, 10/21/2029 (Note B, below)
                                                                 --------------
Total Mortgage Pass-Throughs (Cost $7,551,831)                        7,630,631
                                                                 --------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $134,601,584)    104.82%                 $  133,754,271
(Note C, below)
Cash and Other Assets, Less Liabilities   (4.82)                     (6,156,381)
                                         ------                  --------------
Net Assets (Equivalent to $12.46
per share based on 10,237,664
shares of capital stock outstanding)     100.00%                 $  127,597,890
                                         ======                  ==============

-------------------------------------------------------------------------------

(A) $10,000,000 principal amount segregated as collateral for when-issued securities
(B)   When-issued security
(C) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

*See Note 1, page 26 in Notes to Financial Statements.

See Notes to Financial Statements.


                            Schedule of Investments--Taxable Bond Portfolios  15

                      This page intentionally left blank.

                      This page intentionally left blank.

                          Sanford C. Bernstein Fund, Inc.
                                  ANNUAL REPORT
                               SEPTEMBER 30, 1999



                     Schedule of Investments

                     Municipal Bond

                     Portfolios
                     ----------------------------------------
                     ----------------------------------------
                     ----------------------------------------
                     ----------------------------------------
                     ----------------------------------------

                     Diversified Municipal
                     ----------------------------------------
                     California Municipal
                     ----------------------------------------
                     New York Municipal
                     ----------------------------------------
                     Short Duration Diversified Municipal
                     ----------------------------------------
                     Short Duration California Municipal
                     ----------------------------------------
                     Short Duration New York Municipal

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


1177 Avenue of the Americas
New York, New York
November 15, 1999

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Diversified Municipal Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY:                                                    0.91%
--------------------------------------------------------------------------------
 13,875,000       Federal Home Loan Bank,                           $ 13,847,014
                  5.415%, 06/14/2000 (Note A, p. 17)                ------------

Total U.S. Government Agency
(Cost $13,873,032)                                                    13,847,014
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     14.68%
--------------------------------------------------------------------------------
        1,000,000   Salt River Agricultural                            1,028,260
                    Improvement & Power District,
                    Arizona Electric System Revenue
                    Series A, 7.25%, 01/01/2019,
                    Prerefunded 01/01/2000 @102
        2,685,000   Austin, Texas Utility System                       2,776,881
                    Revenue Combined Series A,
                    9.50%, 05/15/2015,
                    Prerefunded 05/15/2000 @100
           40,000   District of Columbia Series E,                        40,250
                    4.75%, 06/01/2000,
                    Escrowed to Maturity
           50,000   District of Columbia Series A-3,                      50,327
                    4.90%, 06/01/2000,
                    Escrowed to Maturity
        1,000,000   Illinois State,                                    1,038,580
                    6.70%, 06/01/2003,
                    Prerefunded 06/01/2000 @102
        1,610,000   Honolulu City & County, Hawaii                     1,661,037
                    Series C, 7.15%, 06/01/2009,
                    Prerefunded 06/01/2000 @101
        6,310,000   Albuquerque, New Mexico Joint                      6,413,484
                    Water & Sewage System Revenue
                    Series A, 6.00%, 07/01/2015,
                    Prerefunded 07/01/2000 @102
        3,415,000   Delaware Transportation Authority                  3,555,937
                    System Revenue,
                    6.75%, 07/01/2010,
                    Prerefunded 07/01/2000 @102
          795,000   El Paso County, Texas,                               812,625
                    6.80%, 07/01/2000,
                    Escrowed to Maturity
        1,265,000   Washington Public Power Supply                     1,319,003
                    System Revenue, Nuclear Project
                    No. 2 Series B, FGIC,
                    7.00%, 07/01/2012,
                    Prerefunded 07/01/2000 @102
        4,605,000   Washington Public Power Supply                     4,826,501
                    System Revenue, Nuclear Project
                    No. 1 Series C,
                    7.75%, 07/01/2008,
                    Prerefunded 07/01/2000 @102

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,405,000   Massachusetts Health & Educational              $  2,543,263
                    Facilities Authority Revenue,
                    Goddard Memorial Hospital Issue
                    Series B, 9.00%, 07/01/2015,
                    Prerefunded 07/01/2000 @102
        2,100,000   Dade County School Board, Florida                  2,122,827
                    Certificates of Participation Series B,
                    AMBAC, 5.00%, 08/01/2000,
                    Escrowed to Maturity
          225,000   New York City Series L,                              227,749
                    5.25%, 08/01/2000,
                    Escrowed to Maturity
        1,000,000   Denver City & County, Colorado                     1,029,540
                    Airport Revenue Series A,
                    6.20%, 08/01/2006,
                    Prerefunded 08/01/2000 @101
        1,680,000   Minnesota State Infrastructure                     1,724,100
                    Development, 7.00%, 08/01/2001,
                    Prerefunded 08/01/2000 @100
        2,550,000   Palmer, Massachusetts Series B,                    2,698,104
                    AMBAC, 7.70%, 10/01/2010,
                    Prerefunded 10/01/2000 @102
        4,975,000   Massachusetts State Consolidated                   5,157,582
                    Loan Series C, 7.00%, 12/01/2010,
                    Prerefunded 12/01/2000 @100
        1,330,000   Allegheny County, Pennsylvania                     1,381,019
                    Series C-37, 7.20%, 12/01/2006,
                    Prerefunded 12/01/2000 @100
        2,365,000   Houston, Texas Water & Sewer                       2,506,309
                    Systems Revenue, MBIA,
                    7.40%, 12/01/2018,
                    Prerefunded 12/01/2000 @102
        3,830,000   New York State Thruway Authority,                  3,917,669
                    Local Highway & Bridge Service
                    Contract Revenue,
                    6.00%, 01/01/2011,
                    Prerefunded 01/01/2001 @100
        7,290,000   New York State Power Authority                     7,660,915
                    Series Y, 6.75%, 01/01/2018,
                    Prerefunded 01/01/2001 @102
        1,575,000   Fulton County Building Authority,                  1,655,246
                    Georgia Series A, 8.40%, 01/01/2001,
                    Escrowed to Maturity
        1,770,000   Richmond, Virginia Series A,                       1,849,703
                    6.25%, 01/15/2021,
                    Prerefunded 01/15/2001 @102
        1,000,000   University of Maryland Auxiliary                   1,045,910
                    Facility System & Tuition Revenue
                    Series A, 6.20%, 02/01/2006,
                    Prerefunded 02/01/2001 @102
        4,920,000   Massachusetts Bay Transportation                   5,207,033
                    Authority, General Transportation
                    Systems Series A, State Guaranteed,
                    7.00%, 03/01/2011,
                    Prerefunded 03/01/2001 @102

*See Note 1, page 26 in Notes to Financial Statements.


                         Schedule of Investments -- Municipal Bond Portfolios  1

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        5,260,000   New York State Local Government                 $  5,578,703
                    Assistance Corp. Series C,
                    7.00%, 04/01/2021,
                    Prerefunded 04/01/2001 @102
        5,520,000   New York State Urban Development                   5,893,980
                    Corp., 7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        3,050,000   Detroit, Michigan,                                 3,276,127
                    8.00%, 04/01/2011,
                    Prerefunded 04/01/2001 @102
        3,000,000   Austin, Texas Utility System Revenue               3,178,980
                    Series A, 8.00%, 11/15/2016,
                    Prerefunded 05/15/2001 @100
           90,000   District of Columbia Series A,                        91,732
                    5.50%, 06/01/2001,
                    Escrowed to Maturity
        1,565,000   Arizona State Transportation                       1,648,414
                    Board, Highway Revenue Series A,
                    6.45%, 07/01/2006,
                    Prerefunded 07/01/2001 @101.50
        5,205,000   Arizona State Transportation                       5,486,747
                    Board, Highway Revenue Series A,
                    6.50%, 07/01/2011,
                    Prerefunded 07/01/2001 @101.50
        1,000,000   Florida State Division of Bond                     1,062,640
                    Finance, Department of General
                    Services, Department of Natural
                    Resources Preservation 2000
                    Series A, AMBAC,
                    6.70%, 07/01/2005,
                    Prerefunded 07/01/2001 @102
        2,790,000   Los Angeles County Transportation                  2,977,823
                    Commission, California Sales Tax
                    Revenue Series A, FGIC,
                    6.75%, 07/01/2018,
                    Prerefunded 07/01/2001 @102
        1,600,000   Washington Public Power Supply                     1,701,232
                    System Revenue, Nuclear Project
                    No. 1 Series A,
                    6.875%, 07/01/2017,
                    Prerefunded 07/01/2001 @102
        1,265,000   Massachusetts Consolidated Loans                   1,349,882
                    Series D, 7.00%, 07/01/2007,
                    Prerefunded 07/01/2001 @102
        1,000,000   South Carolina State Public                        1,066,220
                    Service Authority Series B,
                    7.00%, 07/01/2012,
                    Prerefunded 07/01/2001 @102
        1,450,000   South Carolina State Public                        1,548,426
                    Service Authority Series B,
                    7.10%, 07/01/2021,
                    Prerefunded 07/01/2001 @102
        1,140,000   Lees Summit, Missouri Water &                      1,238,678
                    Sewer Revenue, AMBAC,
                    9.40%, 07/01/2015,
                    Prerefunded 07/01/2001 @100

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        4,050,000   Denver City & County, Colorado,                $   4,254,120
                    6.50%, 08/01/2006,
                    Prerefunded 08/01/2001 @101
        1,900,000   Massachusetts Series B, AMBAC,                     2,015,121
                    6.50%, 08/01/2011,
                    Prerefunded 08/01/2001 @102
        7,095,000   Philadelphia, Pennsylvania Water                   7,448,331
                    & Sewer Revenue Sixteenth Series,
                    7.00%, 08/01/2018,
                    Prerefunded 08/01/2001 @100
        2,885,000   Philadelphia, Pennsylvania Water                   3,107,289
                    & Sewer Revenue Sixteenth Series,
                    7.50%, 08/01/2010,
                    Prerefunded 08/01/2001 @102
        1,000,000   New York City Series A,                            1,078,970
                    7.75%, 08/15/2014,
                    Prerefunded 08/15/2001 @101.50
        1,280,000   New York City Series A,                            1,381,082
                    7.75%, 08/15/2015,
                    Prerefunded 08/15/2001 @101.50
        1,530,000   New York City Series A,                            1,650,824
                    7.75%, 08/15/2017,
                    Prerefunded 08/15/2001 @101.50
        1,650,000   Pittsburgh Water & Sewer                           1,751,409
                    Authority, Pennsylvania Series A,
                    6.50%, 09/01/2014,
                    Prerefunded 09/01/2001 @102
        7,085,000   Lewis County Public Utility District               7,600,009
                    No. 001, Washington, Cowlitz
                    Falls Hydroelectric Project Revenue,
                    7.00%, 10/01/2022,
                    Prerefunded 10/01/2001 @102
        3,005,000   Washington Suburban Sanitation                     3,185,510
                    District, Maryland Sewage
                    Disposal, 6.20%, 11/01/2002,
                    Prerefunded 11/01/2001 @102
        9,400,000   Pennsylvania State Second Series A,                9,967,290
                    6.50%, 11/01/2008,
                    Prerefunded 11/01/2001 @101.50
          350,000   Denver City & County, Colorado                       388,507
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012,
                    Prerefunded 11/15/2001 @102
        1,500,000   Massachusetts Water Resources                      1,601,580
                    Authority Series A,
                    6.50%, 12/01/2019,
                    Prerefunded 12/01/2001 @102
        1,950,000   Massachusetts Water Resources                      2,096,991
                    Authority Series A,
                    6.875%, 12/01/2011,
                    Prerefunded 12/01/2001 @102
        6,580,000   Cleveland, Ohio Waterworks                         7,007,831
                    Revenue, First Mortgage
                    Series F-92A, AMBAC,
                    6.50%, 01/01/2021,
                    Prerefunded 01/01/2002 @102


2  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,170,000   Du Page County, Illinois Stormwater             $  2,313,394
                    Project, 6.55%, 01/01/2021,
                    Prerefunded 01/01/2002 @102
        1,775,000   Philadelphia, Pennsylvania                         1,894,600
                    Hospitals & Higher Education
                    Facilities Authority, Children's
                    Hospital Project Series A,
                    6.50%, 02/15/2021,
                    Prerefunded 02/15/2002 @102
        1,940,000   District of Columbia Series A,                     1,999,791
                    5.90%, 06/01/2002,
                    Escrowed to Maturity
        2,210,000   Harris County, Texas Toll Road                     2,379,816
                    Series A, AMBAC,
                    6.50%, 08/15/2017,
                    Prerefunded 08/15/2002 @102
          505,000   Austin, Texas Utility Systems                        576,553
                    Revenue, MBIA,
                    9.25%, 11/15/2002,
                    Escrowed to Maturity
        4,970,000   Connecticut State Series A,                        5,268,051
                    5.70%, 03/15/2011,
                    Prerefunded 03/15/2003 @102
          375,000   Metropolitan Pier & Exposition                       393,960
                    Authority, Illinois Dedicated State
                    Tax Revenue, McCormick Place
                    Series A, 5.90%, 06/15/2003,
                    Escrowed to Maturity
          180,000   Grapevine-Colleyville Independent                    199,602
                    School District, Texas Series A,
                    AMBAC, 7.50%, 08/15/2003,
                    Escrowed to Maturity
          740,000   Grapevine-Colleyville Independent                    820,586
                    School District, Texas Series A,
                    AMBAC, 7.50%, 08/15/2003,
                    Escrowed to Maturity
        1,045,000   District of Columbia Series B,                     1,124,347
                    6.00%, 06/01/2007,
                    Prerefunded 06/01/2004 @102
        3,875,000   Regional Transportation Authority,                 4,177,715
                    Illinois Series A, AMBAC,
                    6.00%, 06/01/2008,
                    Prerefunded 06/01/2004 @102
          700,000   Metropolitan Pier & Exposition                       746,193
                    Authority, Illinois Dedicated State
                    Tax Revenue, McCormick Place
                    Series A, 5.70%, 06/15/2005,
                    Prerefunded 06/15/2004 @102
        2,330,000   Fulton County Building Authority,                  2,771,768
                    Georgia Series A,
                    8.75%, 01/01/2005,
                    Escrowed to Maturity
        1,035,000   Massachusetts Consolidated Loans                   1,090,590
                    Series B, FGIC, 5.50%, 06/01/2012,
                    Prerefunded 06/01/2006 @101

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        4,775,000   Chicago, Illinois, FGIC,                       $   4,968,101
                    5.50%, 01/01/2007,
                    Escrowed to Maturity
        1,000,000   Illinois Educational Facilities                    1,135,180
                    Authority Revenue, Loyola
                    University, Chicago Series A,
                    7.00%, 07/01/2007,
                    Escrowed to Maturity
        2,110,000   Mississippi State,                                 2,287,957
                    6.20%, 02/01/2008,
                    Escrowed to Maturity
        3,035,000   Wallenpaupack Area School                          3,105,442
                    District, Pennsylvania Series A,
                    FGIC, 5.25%, 11/15/2012,
                    Prerefunded 11/15/2008 @100
          235,000   Palm Beach County, Florida Solid                     254,646
                    Waste Authority Revenue Series A,
                    AMBAC, 6.00%, 10/01/2009,
                    Escrowed to Maturity
        2,755,000   Tarrant County Health Facilities                   2,665,215
                    Development Corp., Texas, Harris
                    Methodist Health Systems Series A,
                    5.125%, 09/01/2012,
                    Escrowed to Maturity
        4,100,000   North Carolina Municipal Power                     4,169,126
                    Agency No. 1, Catawba Electric
                    Revenue, 5.50%, 01/01/2013,
                    Escrowed to Maturity
        2,045,000   Retama Development Corp.,                          2,708,173
                    Texas, Special Facilities
                    Revenue, Retama Racetrack,
                    8.75%, 12/15/2013,
                    Escrowed to Maturity
          150,000   Florida State Board of Education                     199,127
                    Capital Outlay,
                    9.125%, 06/01/2014,
                    Escrowed to Maturity
        3,860,000   Retama Development Corp.,                          5,144,994
                    Texas, Special Facilities
                    Revenue, Retama Racetrack,
                    8.75%, 12/15/2014,
                    Escrowed to Maturity
        1,125,000   Retama Development Corp.,                          1,512,045
                    Texas, Special Facilities
                    Revenue, Retama Racetrack,
                    8.75%, 12/15/2015,
                    Escrowed to Maturity
        1,000,000   Bell County Health Facilities                      1,093,950
                    Development Corp., Texas,
                    Lutheran General Health Care
                    Systems, 6.50%, 07/01/2019,
                    Escrowed to Maturity
        4,940,000   Rhode Island Depositors Economic                   5,033,564
                    Protection Corp. Series A, FSA,
                    5.75%, 08/01/2019,
                    Escrowed to Maturity


                         Schedule of Investments -- Municipal Bond Portfolios  3

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,500,000   Rhode Island Depositors Economic                $  1,470,735
                    Protection Corp. Series A, FSA,
                    5.50%, 08/01/2020,
                    Escrowed to Maturity
        5,780,000   Rhode Island Depositors Economic                   6,297,483
                    Protection Corp. Series A,
                    6.375%, 08/01/2022,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $220,029,857)                                                  222,687,006
                                                                    ------------

--------------------------------------------------------------------------------
INSURED:                                                                  35.50%
--------------------------------------------------------------------------------

        1,175,000   Chicago, Illinois Motor Fuel Tax                   1,182,356
                    Revenue, AMBAC,
                    6.60%, 01/01/2000
        1,050,000   Massachusetts Consolidated Loans                   1,067,619
                    Series B, FGIC,
                    7.30%, 04/01/2000
        1,000,000   Averill Park Central School District,              1,008,380
                    New York, FGIC, 5.25%, 05/01/2000
        1,200,000   Plano, Texas Waterworks & Sewer                    1,220,808
                    Revenue, AMBAC,
                    6.90%, 05/01/2000
        4,295,000   Clark County School District, Nevada,              4,399,497
                    FGIC, 8.25%, 05/01/2000
        1,335,000   Jonesboro, Arkansas Sales & Use                    1,342,943
                    Tax, FSA, 4.75%, 05/15/2000
        1,130,000   District of Columbia Series E,                     1,136,690
                    FGIC, 4.75%, 06/01/2000
        3,325,000   Platte River Power Authority,                      3,352,132
                    Colorado Power Revenue Series DD,
                    MBIA, 5.00%, 06/01/2000
        2,400,000   Minnesota State Revenue Series A,                  2,421,432
                    AMBAC, 5.00%, 06/30/2000
        1,000,000   Alaska Student Loan Corp.,                         1,009,700
                    Student Loan Revenue Series A,
                    AMBAC, AMT,
                    5.375%, 07/01/2000
        3,000,000   Arizona State Transportation                       3,038,820
                    Board Excise Tax Revenue, AMBAC,
                    5.50%, 07/01/2000
        4,000,000   Massachusetts Series A, FSA,                       4,040,880
                    5.00%, 08/01/2000
        4,220,000   Osceola County, Florida Capital                    4,248,907
                    Improvements Revenue, MBIA,
                    4.50%, 09/01/2000
       20,300,000   New Jersey State Transit Corp.,                   20,402,312
                    Capital Grant Anticipation Notes
                    Series A, FSA,
                    5.00%, 09/01/2000
       11,210,000   New Jersey State Educational                      11,348,556
                    Facilities Authority, Higher
                    Education Facilities Trust Fund
                    Series A, AMBAC,
                    5.125%, 09/01/2000

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,530,000   Dade County, Florida Aviation                  $   1,551,022
                    Revenue, Miami International
                    Airport Series A, FSA, AMT,
                    5.25%, 10/01/2000
        1,070,000   Metropolitan Washington Airport                    1,084,702
                    Authority, District of Columbia
                    Revenue Series B, FGIC, AMT,
                    5.25%, 10/01/2000
        1,140,000   Wichita, Kansas Water & Sewer                      1,169,925
                    Utility Revenue, FGIC,
                    6.50%, 10/01/2000
        2,000,000   Dade County, Florida, FGIC,                        2,156,860
                    12.00%, 10/01/2000
        1,235,000   Indiana Health Facility Financing                  1,250,388
                    Authority Hospital Revenue,
                    Sisters of St. Francis Health
                    Series A, MBIA,
                    5.00%, 11/01/2000
        1,030,000   Northglenn, Colorado Water Utility                 1,031,998
                    Series A, MBIA, 6.60%, 11/01/2000
        2,395,000   Jonesboro, Arkansas Sales & Use                    2,416,842
                    Tax, FSA, 4.75%, 11/15/2000
        5,160,000   Ohio State Special Obligation,                     5,244,727
                    Elementary & Secondary Education
                    Capital Facilities Series B, FSA,
                    5.25%, 12/01/2000
        2,220,000   Carrollton & Henderson Public                      2,229,435
                    Energy Authority, Kentucky Trust
                    Series A, FSA,
                    4.50%, 01/01/2001
        2,275,000   Clark County Public Utility                        2,356,149
                    District No. 1, Washington
                    Electric Revenue, FGIC,
                    7.10%, 01/01/2001
        1,235,000   Lexington-Fayette Urban County                     1,238,631
                    Government, Kentucky Public
                    Facilities Mortgage Revenue, FSA,
                    4.375%, 02/01/2001
        1,000,000   Humble Independent School                          1,044,570
                    District, Texas, PSF Guaranteed,
                    7.625%, 02/01/2001
        1,225,000   Southeastern Pennsylvania                          1,243,669
                    Transportation Authority,
                    Pennsylvania Special Revenue,
                    FGIC, 5.25%, 03/01/2001
        2,660,000   Board of Regents, Texas State                      2,674,337
                    University Systems Revenue Series A,
                    FSA, 4.50%, 03/15/2001
        5,760,000   Oregon State Department of                         5,750,899
                    Administrative Services, Lottery
                    Revenue & Education Projects
                    Series A, FSA,
                    4.00%, 04/01/2001
        1,165,000   Kansas State Finance Authority                     1,163,847
                    Revenue, Department of Commerce,
                    FSA, 4.00%, 06/01/2001


4  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,080,000   Tennergy Corp., Tennessee Gas                   $  1,081,145
                    Revenue, MBIA,
                    4.25%, 06/01/2001
        1,125,000   District of Columbia Series E,                     1,138,106
                    FGIC, 5.00%, 06/01/2001
        4,265,000   New Jersey State Transportation                    4,396,746
                    Trust Fund Authority, Transportation
                    Systems Series A, AMBAC,
                    6.00%, 06/15/2001
        1,705,000   Moore Public Works Authority,                      1,707,745
                    Oklahoma Utility Systems Revenue,
                    AMBAC, 4.25%, 07/01/2001
       26,215,000   Arizona State Transportation Board                26,496,549
                    Excise Tax Revenue, Maricopa County
                    Regional Area Road Improvement,
                    AMBAC, 4.75%, 07/01/2001
        1,750,000   Detroit, Michigan Sewage Disposal                  1,772,295
                    Revenue Series A, FGIC,
                    4.85%, 07/01/2001
        3,260,000   Florida State Division of Bond                     3,310,204
                    Finance, Department of General
                    Services, Environmental
                    Protection Preservation 2000
                    Series B, FSA,
                    5.00%, 07/01/2001
        1,000,000   Lancaster County Hospital                          1,013,720
                    Authority, Pennsylvania Revenue,
                    Lancaster General Hospital
                    Project, AMBAC,
                    5.00%, 07/01/2001
        1,000,000   University of Texas,                               1,015,400
                    PUF Guaranteed,
                    5.00%, 07/01/2001
        2,000,000   Illinois State, FGIC,                              2,037,420
                    5.25%, 07/01/2001
        4,390,000   Arizona State Transportation Board                 4,484,561
                    Excise Tax Revenue, Maricopa
                    County Regional Area Road
                    Series A, AMBAC, 5.40%, 07/01/2001
        1,000,000   Phoenix, Arizona Airport Revenue                   1,025,690
                    Series A, MBIA, 5.65%, 07/01/2001
        1,130,000   Boston, Massachusetts Series A,                    1,172,770
                    MBIA, 6.30%, 07/01/2001
        2,885,000   Massachusetts Consolidated Loan                    2,945,066
                    Series C, MBIA,
                    5.25%, 08/01/2001
        1,000,000   Louisiana State Series A, FGIC,                    1,032,430
                    6.00%, 08/01/2001
        1,475,000   Tennessee Energy Acquisition                       1,486,844
                    Corp., Gas Revenue Series B,
                    AMBAC, 4.625%, 09/01/2001
        1,150,000   Kansas City, Missouri Airport                      1,166,847
                    Revenue, General Improvement
                    Series A, FSA, AMT,
                    5.00%, 09/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        5,525,000   New Jersey State Educational                   $   5,628,594
                    Facilities Authority, Higher
                    Education Facilities Trust Fund
                    Series A, AMBAC,
                    5.125%, 09/01/2001
        3,595,000   New Jersey State Transit Corp.                     3,652,772
                    Certificates Series A, AMBAC,
                    5.00%, 09/15/2001
        1,555,000   Lowell, Massachusetts Series B,                    1,577,314
                    FSA, 4.75%, 11/01/2001
        1,475,000   West Haven, Connecticut, AMBAC,                    1,468,466
                    4.00%, 02/01/2002
        3,065,000   United Independent School                          3,090,409
                    District, Texas, PSF Guaranteed,
                    4.625%, 02/15/2002
        2,000,000   Honolulu City & County, Hawaii                     2,033,600
                    Series A, FGIC,
                    5.00%, 07/01/2002
        5,180,000   Gulf Coast Water Authority, Texas                  5,221,854
                    Water Systems Contract Revenue
                    Series A, AMBAC,
                    4.625%, 08/15/2002
        6,585,000   New Hampshire Municipal Bond Bank                  6,716,371
                    Series B, FSA,
                    5.00%, 08/15/2002
        2,945,000   San Antonio Independent School                     3,160,810
                    District, Texas, PSF Guaranteed,
                    7.00%, 08/15/2002
        1,120,000   Northern Pennsylvania School                       1,104,208
                    District, FSA,
                    3.75%, 09/01/2002
        2,000,000   New Jersey State Transit Corp.                     2,041,600
                    Certificates Series A, AMBAC,
                    5.00%, 09/15/2002
        1,000,000   Orlando, Florida Waste Water                         943,120
                    Systems Revenue Series A,
                    Variable Rate CPI Bond, MBIA,
                    4.85%, 10/01/2002
          595,000   Austin, Texas Utility Systems                        677,634
                    Revenue, MBIA,
                    9.25%, 11/15/2002
        3,200,000   Chicago, Illinois Public Building                  3,262,848
                    Revenue Series C, FGIC,
                    5.125%, 02/01/2003
        3,000,000   New York State Thruway Authority,                  3,153,660
                    Highway & Bridge Trust Fund
                    Series B, AMBAC,
                    6.00%, 04/01/2003
        1,025,000   Niagara Frontier Authority, New                    1,039,740
                    York Airport Revenue, Greater
                    Buffalo International Airport,
                    AMBAC, AMT,
                    5.75%, 04/01/2004
        1,000,000   District of Columbia Series B-3,                   1,023,140
                    MBIA, 5.20%, 06/01/2004


                         Schedule of Investments -- Municipal Bond Portfolios  5

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
          800,000   Metropolitan Pier & Exposition                  $    839,504
                    Authority, Illinois Dedicated
                    State Tax Revenue, McCormick
                    Place Series A, MBIA,
                    5.70%, 06/15/2005
        1,000,000   Utah State Board of Regents,                       1,037,250
                    Student Loan Revenue Series J,
                    AMBAC, AMT,
                    6.00%, 05/01/2006
        1,340,000   Arlington, Texas Waterworks &                      1,432,942
                    Sewer Revenue, AMBAC,
                    6.00%, 06/01/2006
        2,095,000   Virginia Port Authority                            2,224,492
                    Facilities Revenue, MBIA, AMT,
                    6.00%, 07/01/2006
        2,200,000   Clark County Public Utility                        2,276,736
                    District No. 1, Washington
                    Electric Revenue, AMBAC,
                    5.50%, 01/01/2007
        4,485,000   Cleveland, Ohio Waterworks                         4,680,277
                    Revenue Series G, MBIA,
                    5.50%, 01/01/2007
        6,110,000   Chicago, Illinois O'Hare                           6,457,720
                    International Airport Revenue,
                    Second Lien-Series A, AMBAC, AMT,
                    6.00%, 01/01/2007
        1,000,000   Prince Georges County, Maryland                    1,076,280
                    Consolidated Public Improvement
                    Series A, MBIA,
                    6.00%, 03/15/2007
        2,000,000   Walled Lake Consolidated School                    2,141,620
                    District, Michigan, MBIA,
                    6.00%, 05/01/2007
        1,715,000   Northeast Hospital Authority,                      1,809,925
                    Texas Northeast Medical Center
                    Hospital Revenue, FSA,
                    5.75%, 05/15/2007
        7,095,000   District of Columbia Series B,                     7,556,601
                    MBIA, 6.00%, 06/01/2007
        2,525,000   Philadelphia, Pennsylvania                         2,706,068
                    Airport Revenue Series A, FGIC,
                    6.00%, 06/15/2007
        1,200,000   Philadelphia, Pennsylvania                         1,274,196
                    Airport Revenue Series B, FGIC,
                    AMT, 6.00%, 06/15/2007
        1,105,000   Delaware Transportation Authority                  1,187,566
                    System Revenue, AMBAC,
                    6.00%, 07/01/2007
        2,030,000   MTA, New York Commuter Facilities                  2,183,021
                    Revenue Series C-1, FGIC,
                    6.00%, 07/01/2007
        2,775,000   Washington Public Power Supply                     2,965,726
                    System Revenue, Nuclear Project
                    No. 1 Series A, AMBAC,
                    6.00%, 07/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   Cook County, Illinois, MBIA,                   $   1,152,200
                    7.25%, 11/01/2007
        2,115,000   Connecticut State Resource                         2,234,011
                    Recovery Authority,
                    Mid-Connecticut System Series A,
                    MBIA, 5.75%, 11/15/2007
        1,400,000   Massachusetts Consolidated Loans                   1,405,516
                    Series A, MBIA,
                    5.00%, 01/01/2008
        2,270,000   Clark County Public Utility                        2,345,682
                    District No. 1, Washington
                    Electric Revenue, AMBAC,
                    5.50%, 01/01/2008
        1,465,000   Sangamon County School District                    1,516,905
                    No. 186, Illinois, FGIC,
                    5.55%, 01/01/2008
        1,000,000   Berkley City School District, Michigan,            1,131,440
                    FGIC, 7.00%, 01/01/2008
        1,000,000   Memphis-Shelby County Airport                      1,060,570
                    Authority, Tennessee Revenue
                    Series A, MBIA, AMT,
                    6.00%, 02/15/2008
        1,875,000   Port Arthur Navigation District,                   2,010,263
                    Texas, AMBAC,
                    6.00%, 03/01/2008
        1,095,000   Haverhill, Massachusetts, FGIC,                    1,176,709
                    6.00%, 06/15/2008
        2,000,000   Intermountain Power Agency, Utah                   2,220,580
                    Power Supply Revenue Series A,
                    AMBAC, 6.50%, 07/01/2008
        4,140,000   Metropolitan Washington Airport                    4,328,329
                    Authority, District of Columbia
                    Revenue Series A, MBIA, AMT,
                    5.80%, 10/01/2008
        1,265,000   Emerald Peoples Utility District,                  1,483,668
                    Oregon, FGIC,
                    7.35%, 11/01/2008
        1,135,000   Hot Springs, Arkansas Sales & Use                  1,135,182
                    Tax, Civic Center Project, FSA,
                    4.95%, 12/01/2008
        2,750,000   Indianapolis, Indiana Resource                     3,082,667
                    Recovery Revenue, Ogden Martin
                    System Inc. Project, AMBAC,
                    6.75%, 12/01/2008
        1,415,000   Greater Detroit Resource Recovery                  1,537,398
                    Authority, Michigan Series B,
                    AMBAC, 6.25%, 12/13/2008
        1,675,000   Chicago, Illinois O'Hare                           1,753,022
                    International Airport Revenue,
                    Second Lien-Series C, MBIA,
                    5.75%, 01/01/2009
        2,070,000   North Carolina Eastern Municipal                   2,147,335
                    Power Agency, Power System
                    Revenue Series B, ACA,
                    6.125%, 01/01/2009


6  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,000,000   Richmond, Virginia, FSA,                        $  1,986,800
                    5.25%, 01/15/2009 (Note C, p. 17)
        1,110,000   Pittsburgh & Allegheny County,                     1,124,619
                    Pennsylvania Public Auditorium
                    Authority, Regional Asset
                    District Sales Tax, AMBAC,
                    5.25%, 02/01/2009
        4,000,000   Massachusetts Bay Transportation                   4,163,640
                    Authority Series A, MBIA,
                    5.50%, 03/01/2009
        1,000,000   Middlesex County Utilities                         1,011,670
                    Authority, New Jersey Sewer
                    Revenue Series A, FGIC,
                    5.15%, 03/15/2009
        3,495,000   Ohio State Public Facilities                       3,541,973
                    Commission, Higher Education
                    Capital Facilities Series A,
                    AMBAC, 5.25%, 05/01/2009
       10,000,000   District of Columbia Series B,                    10,270,600
                    FSA, 5.50%, 06/01/2009
        7,590,000   Clark County School District,                      7,807,605
                    Nevada Series A, FGIC,
                    5.50%, 06/15/2009
        4,800,000   Massachusetts Port Authority                       4,908,528
                    Revenue Series B, FSA,
                    5.50%, 07/01/2009
        1,530,000   Texas Municipal Power Agency                       1,560,722
                    Revenue, MBIA,
                    5.25%, 09/01/2009
        2,765,000   South Carolina Transportation                      2,861,664
                    Infrastructure Bank Revenue
                    Series A, AMBAC,
                    5.50%, 10/01/2009
        1,000,000   Anchorage, Alaska, FGIC,                           1,072,180
                    6.00%, 10/01/2009
        4,070,000   Palm Beach County Solid Waste                      4,373,663
                    Authority, Florida Revenue Series A,
                    AMBAC, 6.00%, 10/01/2009
        1,370,000   Indiana Transportation Finance                     1,466,119
                    Authority, Airport Facilities
                    Lease Revenue Series A, AMBAC,
                    6.00%, 11/01/2009
        5,000,000   Connecticut State Resource                         5,128,250
                    Recovery Authority Series A, MBIA,
                    5.375%, 11/15/2009
        1,000,000   Providence Public Building                           999,140
                    Authority, Rhode Island Series A,
                    FSA, 5.10%, 12/15/2009
        1,890,000   Chicago, Illinois O'Hare                           1,867,509
                    International Airport Revenue,
                    Second Lien-Series C, MBIA,
                    5.00%, 01/01/2010
        3,000,000   Chicago, Illinois O'Hare                           3,085,560
                    International Airport Revenue
                    Series A, MBIA,
                    7.625%, 01/01/2010

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   Memphis-Shelby County Airport                   $  1,077,400
                    Authority, Tennessee Revenue
                    Series A, MBIA, AMT,
                    6.25%, 02/15/2010
        1,065,000   Detroit City School District,                      1,183,790
                    Michigan Series A, AMBAC,
                    6.50%, 05/01/2010
        3,365,000   Lower Colorado River Authority,                    3,599,204
                    Texas Revenue Series B, FSA,
                    6.00%, 05/15/2010 (Note C, p. 17)
        1,000,000   Detroit, Michigan Water Supply                     1,022,000
                    System Revenue Series B, MBIA,
                    5.40%, 07/01/2010
        2,510,000   Detroit, Michigan Sewer Disposal                   2,677,668
                    Revenue Series B, MBIA,
                    6.00%, 07/01/2010
        1,000,000   Warren Township School Building                    1,003,990
                    Corp., Indiana, FSA,
                    5.25%, 07/05/2010
        1,945,000   Indianapolis, Indiana Gas Utility                  1,951,710
                    Revenue, Distribution System
                    Series A, AMBAC,
                    5.25%, 08/15/2010
        3,715,000   Philadelphia Parking Authority,                    3,812,890
                    Pennsylvania Revenue, FSA,
                    5.50%, 09/01/2010
        1,500,000   Brownsville, Texas Utility System                  1,644,165
                    Revenue, AMBAC,
                    6.25%, 09/01/2010
        2,065,000   Broward County, Florida Airport                    2,064,979
                    Systems Revenue Series E, MBIA,
                    AMT, 5.25%, 10/01/2010
        5,000,000   Connecticut State Resource                         5,084,350
                    Recovery Authority Series A, MBIA,
                    5.375%, 11/15/2010
        1,000,000   Bexar County Health Facilities                     1,053,850
                    Development Corp., Texas Baptist
                    Health System Series A, MBIA,
                    6.00%, 11/15/2010
        5,000,000   Long Island Power Authority,                       5,176,800
                    New York Electric System Revenue
                    General Series A, AMBAC,
                    5.50%, 12/01/2010
        3,350,000   Nebraska Public Power District                     3,349,732
                    Revenue Series A, MBIA,
                    5.25%, 01/01/2011
        1,190,000   Amarillo Health Facilities Corp.,                  1,204,827
                    Texas, Baptist St. Anthony's
                    Hospital Corp., FSA,
                    5.50%, 01/01/2011
        2,495,000   Iron County School District, Utah                  2,632,574
                    State School Bond Guaranty,
                    5.75%, 01/15/2011
        1,010,000   Pittsburgh & Allegheny County                      1,007,364
                    Public Auditorium, Pennsylvania,
                    AMBAC, 5.25%, 02/01/2011


                         Schedule of Investments -- Municipal Bond Portfolios  7

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   Amarillo Junior College District,               $    992,710
                    Texas, FGIC, 5.125%, 02/15/2011
        3,220,000   Louisiana State Office Facilities                  3,299,309
                    Corp., Lease Revenue Capitol
                    Complex Series A, MBIA,
                    5.50%, 03/01/2011
        1,605,000   Arizona Water Infrastructure                       1,614,919
                    Finance Authority Revenue, Water
                    Quality Financial Assistance
                    Series A, MBIA,
                    5.25%, 07/01/2011
        5,000,000   Intermountain Power Agency, Utah                   4,969,300
                    Power Supply Revenue Series A,
                    MBIA, 5.25%, 07/01/2011
        3,000,000   Florida State Division of Bond                     3,247,050
                    Finance, Department of General
                    Services, Environmental
                    Protection Series B,
                    AMBAC, 6.00%, 07/01/2011
        3,165,000   Spotsylvania County, Virginia,                     3,258,811
                    FSA, 5.50%, 07/15/2011
        3,015,000   Clayton County Hospital                            3,006,890
                    Authority, Georgia Revenue
                    Anticipation Certificates,
                    Southern Regional Medical Center
                    Project Series A, MBIA,
                    5.25%, 08/01/2011
        2,000,000   Indianapolis, Indiana Gas Utility                  1,989,400
                    Revenue Distribution System
                    Series A, AMBAC,
                    5.25%, 08/15/2011
        1,915,000   Philadelphia Parking Authority,                    1,951,787
                    Pennsylvania Revenue, FSA,
                    5.50%, 09/01/2011
        1,275,000   Brownsville, Texas Utility System                  1,392,657
                    Revenue, AMBAC,
                    6.25%, 09/01/2011
        1,460,000   Indiana Transportation Finance                     1,555,586
                    Authority, Airport Facilities
                    Lease Revenue Series A, AMBAC,
                    6.00%, 11/01/2011
        4,000,000   Richmond, Virginia, FSA,                           3,964,440
                    5.50%, 01/15/2012 (Note C, p. 17)
        1,025,000   Goose Creek Independent School                       988,305
                    District, Texas, PSF Guaranteed,
                    5.00%, 02/15/2012
        1,000,000   Amarillo Junior College District,                    975,360
                    Texas, FGIC, 5.125%, 02/15/2012
        4,905,000   Louisiana State Office Facilities                  4,982,450
                    Corp., Lease Revenue Capitol
                    Complex Series A, MBIA,
                    5.50%, 03/01/2012
        1,000,000   St. Louis Board of Education,                      1,030,080
                    Missouri Series A, FGIC,
                    5.50%, 04/01/2012

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        3,905,000   Regional Transportation                         $  4,057,920
                    Authority, Illinois, FSA,
                    5.75%, 06/01/2012
        1,840,000   East Chicago Multi-School                          1,844,306
                    Building Corp., Indiana, AMBAC,
                    5.40%, 07/15/2012
        2,655,000   Spotsylvania County, Virginia,                     2,735,951
                    FSA, 5.50%, 07/15/2012
        1,750,000   Dallas Independent School                          1,733,760
                    District, Texas, PSF Guaranteed,
                    5.25%, 08/15/2012
        1,150,000   Bell County Health Facilities                      1,145,089
                    Development Corp., Texas Revenue,
                    Cook Children's Hospital
                    Refunding & Improvement, FSA,
                    5.375%, 12/01/2012
        3,500,000   Northern Colorado Water                            3,883,810
                    Conservancy District, Municipal
                    Sub-District Revenue Series F,
                    AMBAC, 6.50%, 12/01/2012
        2,145,000   Providence Public Building                         2,169,539
                    Authority, Rhode Island General
                    Revenue, School & Public
                    Facilities Projects Series A,
                    AMBAC, 5.50%, 12/15/2012
        2,470,000   Chicago Public Building                            2,445,596
                    Commission, Illinois Commerce
                    Revenue, Chicago Park District
                    Series A, FGIC,
                    5.375%, 01/01/2013
        3,000,000   Chicago, Illinois, FSA,                            3,030,660
                    5.50%, 01/01/2013
        2,085,000   New York State Dormitory Authority                 2,013,735
                    Lease Revenue, Municipal Health
                    Facilities Improvement Project Series 1,
                    FSA, 5.125%, 01/15/2013
        1,195,000   New York State Dormitory Authority,                1,171,327
                    Mental Health Services Facilities
                    Improvement Series D, MBIA,
                    5.25%, 02/15/2013
        3,140,000   Canadian River Municipal Water                     3,205,814
                    Authority, Texas Contract,
                    Conjunctive Use Groundwater, MBIA,
                    5.75%, 02/15/2013 (Note C, p. 17)
        1,035,000   Sacramento Municipal Utility                       1,165,865
                    District, California Series G,
                    MBIA, 6.50%, 09/01/2013
        2,405,000   Reedy Creek Improvement District,                  2,428,689
                    Florida Utilities Revenue Series 2,
                    MBIA, 5.50%, 10/01/2013
        2,445,000   Sunrise, Florida Utility System Revenue,           2,478,374
                    AMBAC, 5.50%, 10/01/2013
        3,105,000   Clark County, Nevada                               3,032,095
                    Transportation Series A, FGIC,
                    5.25%, 12/01/2013


8  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        3,100,000   Spokane County School District                  $  3,108,246
                    Number 356, Washington Central
                    Valley Series A, FGIC,
                    5.45%, 12/01/2013
        2,680,000   Pennsylvania State Turnpike                        2,834,582
                    Commission, Turnpike Revenue
                    Series M, FGIC,
                    6.50%, 12/01/2013
        3,700,000   New York State Thruway Authority                   3,615,640
                    Highway & Bridge Trust Fund
                    Series C, FGIC,
                    5.25%, 04/01/2014
        3,955,000   North Clackamas County School                      3,867,753
                    District Number 12, Oregon, FGIC,
                    5.25%, 06/01/2014
        1,555,000   Washoe County School District,                     1,505,473
                    Nevada, FGIC, 5.25%, 06/01/2014
        1,070,000   Illinois Health Facilities                         1,046,064
                    Authority Revenue, Hospital
                    Sisters Services Inc. Series A,
                    MBIA, 5.375%, 06/01/2014
        2,000,000   Laredo, Texas, FGIC,                               1,916,540
                    5.125%, 08/15/2014
        1,245,000   Wyandotte County Unified                           1,219,739
                    Government, Kansas Utility System
                    Revenue, MBIA,
                    5.25%, 09/01/2014
        5,815,000   Washington State Health Care                       5,610,312
                    Facilities Authority, Children's
                    Hospital & Regional Medical
                    Center, FSA, 5.25%, 10/01/2014
        2,315,000   Clark County, Nevada Transportation                2,239,670
                    Series B, FGIC, 5.25%, 12/01/2014
        3,370,000   Cypress-Fairbanks Independent                      3,240,963
                    School District, Texas, PSF
                    Guaranteed, 5.25%, 02/15/2016
       10,745,000   Lower Colorado River Authority,                   10,926,698
                    Texas Revenue Series A, FSA,
                    5.875%, 05/15/2016 (Note C, p. 17)
        2,500,000   King County School District                        2,395,375
                    Number 403 Renton, Washington,
                    MBIA, 5.25%, 06/01/2016
        3,980,000   Regional Transportation Authority,                 4,155,040
                    Illinois, FGIC, 6.00%, 06/01/2016
        3,315,000   District of Columbia Water &                       3,436,959
                    Sewer Authority, Public Utility
                    Revenue, FSA,
                    6.00%, 10/01/2016
        2,325,000   Regional Transportation Authority,                 2,417,605
                    Illinois, FGIC, 6.00%, 06/01/2017
        1,760,000   Clark County, Nevada Series A,                     1,933,923
                    AMBAC, 6.50%, 06/01/2017
        2,865,000   New York State Dormitory Authority,                3,017,160
                    New York University Series A,
                    MBIA, 6.00%, 07/01/2018

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        9,750,000   Long Island Power Authority, New                $  8,864,700
                    York Electric System Revenue,
                    General Series A, FSA,
                    5.00%, 12/01/2018
        9,420,000   Illinois Development Finance                       7,487,958
                    Authority, Adventist Health
                    Systems Series B, Variable Rate
                    CPI Bond, MBIA,
                    5.76%, 01/01/2019
        1,005,000   Regional Transportation                            1,223,356
                    Authority, Illinois Series C,
                    FGIC, 7.75%, 06/01/2020
        3,135,000   Illinois State Dedicated Tax                       3,345,264
                    Revenue, AMBAC,
                    6.25%, 12/15/2020
        3,980,000   McGee-Creek Authority, Oklahoma                    4,121,887
                    Water Revenue, MBIA,
                    6.00%, 01/01/2023
        2,500,000   Crowley Independent School                         2,291,450
                    District, Texas, PSF Guaranteed,
                    5.20%, 08/01/2024
        2,420,000   New York State Energy Research &                   2,461,672
                    Development Authority, Electric
                    Facilities Revenue, Consolidated
                    Edison Co. New York Inc. Series A,
                    MBIA, AMT, 7.50%, 01/01/2026
        4,750,000   Delaware Valley Regional Finance                   4,310,055
                    Authority, Pennsylvania Local
                    Government Revenue Series A,
                    Variable Rate CPI Bond, AMBAC,
                    Mandatory Put 7/01/07,
                    4.56%, 07/01/2027
                                                                    ------------
Total Insured (Cost $542,744,017)                                    538,613,315
                                                                    ------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            32.45%
--------------------------------------------------------------------------------
State General Obligations: 13.00%
        2,870,000   Maryland State First Series,                       2,877,175
                    6.75%, 03/01/2000
        1,000,000   Tennessee State Series A,                          1,007,440
                    5.00%, 05/01/2000
        2,390,000   Minnesota State,                                   2,402,619
                    4.50%, 06/01/2000
          950,000   District of Columbia Series A-3,                     952,983
                    4.90%, 06/01/2000
        3,890,000   Georgia State Environmental                        3,913,146
                    Facilities Authority Revenue,
                    Guaranteed Water & Waste Water
                    Loan, 4.50%, 07/01/2000
        2,580,000   South Carolina State Capital                       2,597,080
                    Improvement Series A,
                    4.50%, 08/01/2000
        9,635,000   Massachusetts Series A,                            9,733,470
                    5.00%, 08/01/2000
        1,580,000   Minnesota State,                                   1,596,779
                    5.00%, 08/01/2000


                         Schedule of Investments -- Municipal Bond Portfolios  9

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   Georgia State Series C,                         $  1,020,240
                    6.25%, 08/01/2000
        1,000,000   Georgia State Series D,                            1,022,240
                    6.50%, 08/01/2000
        2,650,000   Florida State Board of Education                   2,655,565
                    Capital Outlay Series A,
                    4.25%, 01/01/2001
        5,630,000   Washington State Series R-2000A,                   5,661,641
                    4.625%, 01/01/2001
        2,800,000   Illinois State,                                    2,795,380
                    4.00%, 03/01/2001
        2,305,000   Wisconsin State Series A,                          2,301,819
                    4.00%, 05/01/2001
        6,155,000   Wisconsin State,                                   6,313,491
                    5.80%, 05/01/2001
        1,220,000   Florida State Board of Education                   1,228,259
                    Capital Outlay, Public Education
                    Series B, 4.50%, 06/01/2001
       23,350,000   Minnesota State,                                  23,608,018
                    4.75%, 06/01/2001 (Note D, p. 17)
        1,580,000   District of Columbia Series A,                     1,601,061
                    5.50%, 06/01/2001
        7,865,000   Washington State Series R-96B,                     8,040,783
                    5.50%, 07/01/2001
        1,000,000   Massachusetts Consolidated Loans                   1,039,800
                    Series D, 6.50%, 07/01/2001
        1,015,000   Ohio State,                                        1,018,481
                    4.25%, 08/01/2001
        5,915,000   Pennsylvania State Second Series,                  5,959,954
                    4.50%, 08/01/2001
        1,410,000   Massachusetts Series A,                            1,449,635
                    5.50%, 11/01/2001
        7,525,000   Washington State Series R-2000A,                   7,597,692
                    4.75%, 01/01/2002
       22,555,000   Massachusetts Consolidated Loan                   22,497,034
                    Series A, 4.125%, 02/01/2002
                    (Note E, p. 17)
        3,000,000   Connecticut State Series A,                        3,130,320
                    6.10%, 03/15/2002
        2,035,000   South Carolina State Highway                       2,049,672
                    Series A, 4.50%, 05/01/2002
        5,600,000   Utah State,                                        5,783,176
                    5.50%, 07/01/2002
        1,090,000   California State,                                  1,187,293
                    7.00%, 03/01/2003
        2,300,000   California State,                                  2,547,664
                    7.00%, 03/01/2004
        1,165,000   California State,                                  1,299,558
                    7.10%, 05/01/2004
        1,500,000   Massachusetts Bay Transportation                   1,604,250
                    Authority Series C,
                    6.00%, 03/01/2007
        1,700,000   Georgia State Series C,                            1,861,364
                    6.25%, 08/01/2007
        1,200,000   Connecticut State Series D,                        1,261,020
                    5.50%, 12/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        6,240,000   Washington State Series R-2000A,                $  6,469,382
                    5.50%, 01/01/2008
        1,940,000   Hawaii State Series CC,                            1,950,961
                    5.125%, 02/01/2008
        7,250,000   Massachusetts Series A,                            7,346,788
                    5.25%, 02/01/2008
        2,600,000   Georgia State Series A,                            2,848,924
                    6.25%, 04/01/2008
        1,000,000   California State,                                  1,169,290
                    7.20%, 05/01/2008
        1,670,000   Georgia State Series D,                            1,886,916
                    6.70%, 08/01/2008
        1,000,000   South Carolina State Series A,                     1,004,870
                    5.00%, 03/01/2009
        1,085,000   Massachusetts Bay Transportation                   1,126,903
                    Authority, General Transportation
                    Systems Series A, State Guaranty,
                    5.50%, 03/01/2009
        3,510,000   Georgia State Series B,                            3,728,884
                    5.75%, 08/01/2009
        1,625,000   New Jersey State,                                  1,685,791
                    5.50%, 02/01/2010
        2,225,000   Massachusetts Bay Transportation                   2,346,062
                    Authority Series A,
                    5.75%, 03/01/2010
        1,000,000   Texas State Student Loan Revenue,                    982,720
                    AMT, 5.00%, 08/01/2010
        1,490,000   Georgia State Series C,                            1,638,851
                    6.25%, 08/01/2010
        2,785,000   Massachusetts Consolidated Loan                    2,798,479
                    Series C, 5.25%, 08/01/2011
        3,775,000   Massachusetts Bay Transportation                   3,856,125
                    Authority Series A,
                    5.50%, 03/01/2012
        1,000,000   Georgia State Series B,                            1,072,410
                    6.00%, 03/01/2012
        7,745,000   Florida State Board of Education                   7,454,795
                    Capital Outlay, Public Education
                    Series C, 5.125%, 06/01/2014
          990,000   Florida State Board of Education,                  1,329,530
                    9.125%, 06/01/2014
        5,140,000   Florida State Board of Education                   4,913,069
                    Capital Outlay, Public Education
                    Series D, 5.125%, 06/01/2015
                                                                    ------------
Total State General Obligations
(Cost $197,002,357)                                                  197,226,852
                                                                    ------------
Local General Obligations: 8.19%
        1,000,000   King County, Washington Series A,                  1,008,150
                    9.00%, 12/01/1999
        1,000,000   Denver City & County School                        1,009,510
                    District No. 1, Colorado Series B,
                    10.00%, 12/01/1999
        2,000,000   Broward County School District,                    2,020,980
                    Florida, 6.75%, 02/15/2000


10  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,525,000   Washington Suburban Sanitation                  $  1,537,444
                    District, Maryland,
                    5.00%, 06/01/2000
        1,860,000   Columbus, Ohio Limited Tax Series 1,               1,883,027
                    5.50%, 06/15/2000
        2,725,000   Stamford, Connecticut,                             2,742,058
                    4.50%, 07/15/2000
          875,000   New York City Series L,                              884,984
                    5.25%, 08/01/2000
        2,130,000   Boston, Massachusetts Series C,                    2,135,495
                    4.00%, 11/01/2000
        4,385,000   Cincinnati, Ohio,                                  4,403,461
                    4.20%, 12/01/2000
        1,160,000   King County, Washington Public                     1,169,744
                    Transportation Sales Tax Series A,
                    4.625%, 12/01/2000
        1,785,000   Harford County, Maryland,                          1,809,312
                    5.00%, 12/01/2000
        1,915,000   Charleston County School                           1,913,449
                    District, South Carolina,
                    4.00%, 02/01/2001
        3,815,000   Cobb County School District,                       3,909,078
                    Georgia, 6.00%, 02/01/2001
        2,310,000   Dallas, Texas Equipment                            2,330,490
                    Acquisition Contractual
                    Obligation, 4.75%, 02/15/2001
        2,085,000   Houston, Texas Refunding & Public                  2,095,070
                    Improvement Series A,
                    4.50%, 03/01/2001
        1,125,000   Richmond County Board of Education,                1,131,199
                    Georgia, 4.50%, 03/01/2001
        1,685,000   Shelby County, Tennessee Public &                  1,700,384
                    School Improvement Series B,
                    4.75%, 06/01/2001
        2,960,000   Winston-Salem, North Carolina,                     3,180,283
                    8.875%, 06/01/2001
        1,700,000   Phoenix, Arizona Series A,                         1,705,848
                    4.25%, 07/01/2001
        2,495,000   Baltimore County, Maryland                         2,514,361
                    Consolidated Public Improvement,
                    4.50%, 07/01/2001
        7,640,000   Pima County Community College                      7,697,988
                    District, Arizona Project of 1995
                    Series B, 4.50%, 07/01/2001
        1,145,000   Pima County, Arizona,                              1,190,743
                    6.55%, 07/01/2001
        1,195,000   Stamford, Connecticut Series A,                    1,193,901
                    4.00%, 08/01/2001
        1,700,000   Monmouth County Improvement                        1,713,175
                    Authority, New Jersey Revenue,
                    Capital Equipment Pooled Lease,
                    4.50%, 10/01/2001
        1,140,000   Bloomington Independent School                     1,159,403
                    District Number 271, Minnesota
                    Series B, 5.00%, 02/01/2002

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,450,000   Avondale School District,                       $  1,586,880
                    Michigan, 8.25%, 05/01/2002
        2,160,000   Montgomery County, Maryland,                       2,384,878
                    8.60%, 05/01/2002
        3,525,000   Anne Arundel County, Maryland,                     3,570,578
                    4.75%, 05/15/2002
        7,060,000   Denver City & County, Colorado                     7,200,918
                    Series A, 5.00%, 08/01/2002
        2,000,000   New York City Series G,                            2,070,660
                    5.70%, 02/01/2003
        1,780,000   Philadelphia Authority for                         1,790,822
                    Industrial Development,
                    Pennsylvania, Gallery II Garage
                    Project, 6.125%, 02/15/2003
        3,420,000   Pennsylvania Convention &                          3,554,030
                    Exhibition Center Authority
                    Revenue Series A,
                    6.25%, 09/01/2004
        3,660,000   New York City Series I,                            3,928,900
                    6.25%, 04/15/2006
        1,455,000   Montgomery County, Maryland                        1,547,436
                    Series A, 5.75%, 07/01/2006
        6,525,000   Port of Seattle, Washington, AMT,                  6,712,920
                    5.50%, 05/01/2007
        2,620,000   Jersey City, New Jersey Series A,                  2,819,382
                    6.00%, 10/01/2007
        1,650,000   Washington Suburban Sanitation                     1,742,878
                    District, Maryland Second Series,
                    6.40%, 01/01/2008
        8,660,000   New York City Series F,                            8,794,750
                    5.375%, 08/01/2009
        1,020,000   Indianapolis Local Public                          1,011,014
                    Improvement Bond Bank, Indiana
                    Series B, 5.00%, 02/01/2010
        1,170,000   Austin, Texas Public Improvement,                  1,226,651
                    5.05%, 09/01/2010 (Note C, p. 17)
        1,190,000   Roanoke, Virginia,                                 1,174,744
                    5.00%, 02/01/2011
        1,300,000   Forsyth County, North Carolina,                    1,223,898
                    4.75%, 02/01/2013
        7,780,000   New York City Series I,                            7,979,946
                    5.875%, 03/15/2013
        1,400,000   Travis County, Texas,                              1,316,742
                    5.00%, 03/01/2015
        6,735,000   Du Page County, Illinois Jail                      6,667,111
                    Project, 5.60%, 01/01/2021
        1,920,000   Du Page County, Illinois                           1,894,272
                    Stormwater Project,
                    5.60%, 01/01/2021
                                                                    ------------
Total Local General Obligations
(Cost $122,579,834)                                                  124,238,947
                                                                    ------------
Tax Lease: 5.59%
        5,550,000   New York State Certificates of                     5,554,662
                    Participation, 4.375%, 02/01/2000


                        Schedule of Investments -- Municipal Bond Portfolios  11

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,140,000   Lake County, Illinois                           $  1,164,031
                    Certificates of Participation,
                    7.20%, 06/01/2000
        4,330,000   New York State Dormitory                           4,350,654
                    Authority, City University Series B,
                    4.75%, 07/01/2000
        6,020,000   Virginia State Public School                       6,045,344
                    Authority, School Financing
                    Series A, 4.25%, 08/01/2000
        2,635,000   Virginia State Public School Authority             2,672,496
                    Series A, 5.50%, 08/01/2000
        5,275,000   Michigan State Building                            5,340,832
                    Authority, Facilities Program
                    Series 2, 5.00%, 10/15/2000
        1,500,000   Ohio State Public Facilities                       1,512,270
                    Commission, Higher Education
                    Facilities Series II-B,
                    4.625%, 12/01/2000
        2,475,000   New York State Urban Development                   2,500,270
                    Corp., Correctional Facilities,
                    5.10%, 01/01/2001
        6,415,000   Virginia College Building                          6,420,004
                    Authority, Virginia Educational
                    Facilities Revenue, Twenty-First
                    Century College Program,
                    4.125%, 02/01/2001
        4,225,000   Virginia State Public School                       4,220,141
                    Authority, School Equipment
                    Financing Notes Issue 5,
                    4.05%, 04/01/2001
        1,230,000   Indiana State Office Building                      1,243,419
                    Commission Facilities Revenue,
                    Miami Correctional Phase 1 Series A,
                    4.75%, 07/01/2001
        3,800,000   MTA, New York Commuter Facilities                  3,863,422
                    Service Contract Series O,
                    5.25%, 07/01/2001
        1,070,000   Ohio State Building Authority, Adult               1,083,354
                    Correctional State Facilities
                    Series A, 4.75%, 10/01/2001
        4,005,000   Ohio State Building Authority,                     4,073,926
                    Arts Facilities Building Fund
                    Series A, 5.00%, 10/01/2001
        2,550,000   Michigan State Building Authority                  2,594,676
                    Revenue, Facilities Program
                    Series 2, 5.00%, 10/15/2001
        1,315,000   New York State Urban Development                   1,387,838
                    Corp., Correctional Facilities
                    Series 5, 6.00%, 01/01/2005
        1,430,000   New Jersey State Certificates of                   1,504,503
                    Participation, Equipment Series A,
                    6.40%, 04/01/2005
        2,000,000   New York State Dormitory                           2,071,020
                    Authority, State University
                    Series A, 5.50%, 05/15/2005

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,005,000   New York State Dormitory                        $  1,050,336
                    Authority, City University Series A,
                    5.70%, 07/01/2005
        1,005,000   New York State Dormitory                           1,050,335
                    Authority, City University Series C,
                    5.70%, 07/01/2005
        1,000,000   New York State Certificates of                     1,048,490
                    Participation, City University,
                    John Jay College,
                    5.75%, 08/15/2005
        1,720,000   New York State Medical Care                        1,764,582
                    Facilities Financing Authority,
                    Mental Health Services Series A,
                    5.35%, 02/15/2006
        1,000,000   New York State Dormitory                           1,091,130
                    Authority, State University
                    Series A, 6.50%, 05/15/2006
        2,450,000   New York State Dormitory                           2,529,748
                    Authority, State University
                    Series A, 5.50%, 05/15/2007
        2,285,000   New Jersey Building Authority,                     2,459,483
                    State Building Revenue,
                    6.00%, 06/15/2007
        1,000,000   New York State Dormitory                           1,047,560
                    Authority, City University Series A,
                    5.75%, 07/01/2007
        3,890,000   Philadelphia Hospitals & Higher                    3,921,042
                    Education Facilities Authority,
                    Pennsylvania Revenue,
                    5.875%, 08/01/2007
        2,000,000   McLean County Public Building                      2,315,940
                    Commission, Illinois,
                    7.25%, 11/01/2007
        2,405,000   Ohio State Building Authority,                     2,489,079
                    State Adult Correctional
                    Facilities Series A,
                    5.50%, 10/01/2009
        4,045,000   Philadelphia Hospitals & Higher                    4,111,621
                    Education Facilities Authority,
                    Pennsylvania Revenue,
                    6.20%, 08/01/2011
        1,280,000   New York State Dormitory                           1,314,176
                    Authority, City University Series A,
                    5.75%, 07/01/2013
        1,000,000   Sacramento City Finance                              969,380
                    Authority, California Lease
                    Revenue Series B,
                    5.40%, 11/01/2020
                                                                     -----------
Total Tax Lease (Cost $83,802,017)                                    84,765,764
                                                                     -----------
Special Tax: 5.30%
        1,465,000   Detroit Local Development Finance                  1,462,583
                    Authority, Michigan Subordinated
                    Tax Increment Series A,
                    4.35%, 05/01/2000


12  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,640,000   Arizona State Transportation                    $  1,649,151
                    Board Excise Tax Revenue,
                    4.50%, 07/01/2000
        2,050,000   Detroit Local Development Finance                  2,030,341
                    Authority, Michigan Subordinated
                    Tax Increment Series A,
                    4.40%, 05/01/2001
        1,235,000   New Jersey State Transportation Trust              1,252,735
                    Fund Authority, Transportation Systems
                    Series B, 5.00%, 06/15/2001
        2,000,000   New Mexico State Severance Tax                     2,021,480
                    Series B, 4.75%, 07/01/2001
       10,990,000   MAC New York Series G,                            11,237,495
                    5.50%, 07/01/2001
        3,900,000   New Mexico State Severance Tax                     3,990,480
                    Series A, 5.50%, 07/01/2001
        4,685,000   Virginia State Public Building                     4,807,700
                    Authority, Building Revenue
                    Series B, 5.60%, 08/01/2001
        1,170,000   Tulsa County Criminal Justice                      1,197,144
                    Authority, Oklahoma Sales Tax
                    Revenue, 5.50%, 03/01/2002
        7,135,000   Mississippi State Highway                          7,277,700
                    Revenue, Four Lane Highway
                    Program Series 39,
                    5.00%, 06/01/2003
          625,000   Metropolitan Pier & Exposition                       655,081
                    Authority, Illinois Dedicated
                    State Tax Revenue, McCormick
                    Place Series A,
                    5.90%, 06/15/2003
        1,500,000   Connecticut State Special Tax                      1,610,130
                    Obligation Revenue Series B,
                    6.00%, 09/01/2006
        1,620,000   Connecticut State Special Tax                      1,663,124
                    Obligation Revenue Series A,
                    5.25%, 09/01/2007
        2,250,000   Connecticut State Special Tax                      2,495,025
                    Obligation Revenue Series B,
                    6.50%, 10/01/2007
        1,150,000   Illinois State Sales Tax Revenue                   1,143,813
                    Series U, 5.00%, 06/15/2009
        1,000,000   Connecticut State Special Tax                      1,084,860
                    Obligation Revenue Series B,
                    6.15%, 09/01/2009
        1,005,000   New Jersey State Transportation Trust              1,036,909
                    Fund Authority, Transportation Systems
                    Series A, 5.50%, 06/15/2010
                    (Note C, p. 17)
        1,700,000   Kansas State Department of                         1,760,571
                    Transportation, Highway Revenue,
                    5.50%, 09/01/2010
        1,245,000   District of Columbia Redevelopment                 1,264,559
                    Land Agency, Sports Arena Special
                    Tax, 5.625%, 11/01/2010

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        3,225,000   Illinois State Sales Tax Revenue                $  3,415,339
                    Series Q, 6.00%, 06/15/2012
       27,175,000   New Jersey State Transportation Trust             25,970,060
                    Fund Authority, Transportation Systems
                    Series A, 5.125%, 06/15/2014
        1,475,000   New Jersey State Transportation Trust              1,402,342
                    Fund Authority, Transportation Systems
                    Series A, 5.125%, 06/15/2015
                                                                    ------------
Total Special Tax (Cost $82,464,169)                                  80,428,622
                                                                    ------------

Miscellaneous Tax: 0.37%
        5,325,000   Indianapolis Local Public                          5,649,505
                    Improvement Bond, Indiana
                    Series B, 6.00%, 01/10/2013
                                                                    ------------
Total Miscellaneous Tax (Cost $5,201,436)                              5,649,505
                                                                    ------------
Total Tax Supported (Cost $491,049,813)                              492,309,690
                                                                    ------------

--------------------------------------------------------------------------------
REVENUE:                                                                  13.53%
--------------------------------------------------------------------------------
Airport Revenue: 0.46%
        1,500,000   Denver City & County, Colorado                     1,610,055
                    Airport Revenue Series B, AMT,
                    7.25%, 11/15/2005
          800,000   Denver City & County, Colorado                       885,904
                    Airport Revenue Series A, AMT,
                    7.50%, 11/15/2006
          975,000   Denver City & County, Colorado                     1,065,636
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
        2,600,000   Chicago, Illinois O'Hare                           2,446,028
                    International Airport Revenue,
                    Senior Lien Series A,
                    5.00%, 01/01/2013
        1,000,000   Massachusetts Port Authority                         943,850
                    Revenue Series B, AMT,
                    5.00%, 07/01/2013
                                                                    ------------
Total Airport Revenue (Cost $6,708,910)                                6,951,473
                                                                    ------------
Electric Revenue: 2.43%
        4,000,000   Nebraska Public Power District                     4,039,600
                    Revenue, Nuclear Facilities,
                    5.20%, 07/01/2000
        1,500,000   Massachusetts Municipal Wholesale                  1,514,700
                    Electric Company Series D,
                    5.50%, 07/01/2000
        1,555,000   Tallahassee, Florida Municipal                     1,577,128
                    Electric Series A,
                    5.25%, 10/01/2000
        4,600,000   Long Island Power Authority,                       4,604,416
                    New York Electric System General
                    Series A, 4.10%, 12/01/2000
        6,265,000   Pittsylvania County Industrial                     6,536,525
                    Development Authority, Virgina
                    Revenue Series A, AMT,
                    7.30%, 01/01/2004



                        Schedule of Investments -- Municipal Bond Portfolios  13

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        5,000,000   North Carolina Eastern Municipal                $  5,102,850
                    Power Agency, Power System
                    Revenue Series B,
                    6.00%, 01/01/2005
        3,500,000   Washington Public Power Supply                     3,617,215
                    System Revenue, Nuclear Project
                    No. 3 Series B,
                    5.60%, 07/01/2007 (Note F, p. 17)
        3,730,000   North Carolina Eastern Municipal                   3,791,359
                    Power Agency, Power System
                    Revenue Series B,
                    6.125%, 01/01/2009
        1,000,000   Washington Public Power Supply                     1,039,970
                    System Revenue, Nuclear Project
                    No. 2 Series A,
                    5.75%, 07/01/2009
        4,660,000   Orlando Utilities Commission,                      5,038,112
                    Florida Water & Electric Revenue,
                    6.00%, 10/01/2009
                                                                    ------------
Total Electric Revenue (Cost $36,758,077)                             36,861,875
                                                                    ------------
Health Care Revenue: 2.17%
        1,400,000   Montgomery County, Ohio Hospital                   1,401,092
                    Revenue, Grandview Hospital &
                    Medical Center, 5.00%, 12/01/1999
        1,615,000   Pennsylvania Economic Development                  1,612,432
                    Financing Authority Revenue,
                    Northwestern Human Services
                    Series A, 4.75%, 06/01/2000
          850,000   Franklin County, Ohio Health Care                    847,076
                    Facilities Revenue, Ohio Presbyterian
                    Services, 4.50%, 07/01/2000
        1,235,000   Connecticut State Health &                         1,244,880
                    Educational Facilities Authority
                    Revenue, Hospital for Special
                    Care Revenue Issue B,
                    5.25%, 07/01/2000
        1,410,000   Connecticut State Health &                         1,421,294
                    Educational Facilities Authority
                    Revenue, Hospital for Special
                    Care Revenue Issue B,
                    5.25%, 07/01/2001
        2,000,000   Montgomery County, Ohio Hospital                   2,009,140
                    Revenue, Grandview Hospital &
                    Medical Center,
                    5.25%, 12/01/2001
        1,180,000   Illinois Development Finance                       1,197,205
                    Authority Revenue, Community
                    Rehabilitation Providers Series A,
                    5.60%, 07/01/2002
        1,225,000   Montgomery County, Ohio Hospital                   1,224,008
                    Revenue, Grandview Hospital &
                    Medical Center, 5.25%, 12/01/2003
           30,000   New York State Medical Care                           30,072
                    Facilities Finance Agency Revenue,
                    5.40%, 08/15/2005

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        7,170,000   Boston, Massachusetts City                      $  7,299,705
                    Hospital Revenue Series B, FHA,
                    5.75%, 02/15/2008
        1,145,000   Montgomery County, Ohio Hospital                   1,108,417
                    Revenue, Grandview Hospital &
                    Medical Center, 5.40%, 12/01/2009
        2,100,000   Montgomery County, Ohio Hospital                   2,028,537
                    Revenue, Grandview Hospital &
                    Medical Center, 5.50%, 12/01/2010
        3,215,000   Chattanooga Health, Educational &                  3,185,068
                    Housing Facility Board, Tennessee
                    Revenue, Catholic Health
                    Initiatives Series A,
                    5.375%, 12/01/2011
        1,240,000   Kentucky Economic Development                      1,232,808
                    Finance Authority Revenue,
                    Catholic Health Series A,
                    5.375%, 12/01/2011
        1,000,000   Montgomery County, Ohio Hospital                     964,070
                    Revenue, Grandview Hospital &
                    Medical Center, 5.60%, 12/01/2011
        6,165,000   Pennsylvania State Higher                          6,098,110
                    Educational Facilities Authority
                    Revenue, Allegheny General
                    Hospital Series A,
                    7.25%, 09/01/2017
                                                                    ------------
Total Health Care Revenue (Cost $33,297,153)                          32,903,914
                                                                    ------------
Higher Education Revenue: 1.19%
        2,160,000   Maryland State Health & Higher                     2,187,626
                    Education Facilities Authority
                    Revenue, Johns Hopkins University,
                    5.50%, 07/01/2000
        1,000,000   University of Texas, University                    1,006,510
                    Revenue Financing System Series B,
                    4.50%, 08/15/2000
        3,050,000   Ohio State Public Facilities                       3,070,679
                    Commission, Higher Education
                    Capital Facilities Series 2-A,
                    4.50%, 12/01/2000
        1,260,000   University of Nebraska Facilities                  1,280,034
                    Corp., Deferred Maintenance
                    Project, 5.00%, 07/15/2001
        3,250,000   University of Maryland Auxiliary                   3,245,060
                    System Facility & Tuition Revenue
                    Series A, 4.00%, 10/01/2001
        1,415,000   Virginia Polytechnic Institute &                   1,430,593
                    State University Revenue Series A,
                    5.25%, 06/01/2008
        1,000,000   Illinois Educational Facilities Authority            991,670
                    Revenue, University of Chicago
                    Series A, 5.25%, 07/01/2012
        1,675,000   Private Colleges & Universities                    1,709,304
                    Authority, Georgia Revenue, Emory
                    University Project Series A,
                    5.75%, 11/01/2015


14  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,820,000   Massachusetts Health &                          $  3,048,928
                    Educational Facilities Authority
                    Revenue, Harvard University
                    Series N, 6.25%, 04/01/2020
                                                                    ------------
Total Higher Education Revenue
(Cost $17,937,675)                                                    17,970,404
                                                                    ------------
Toll Revenue: 0.06%
        1,000,000   Triborough Bridge & Tunnel                           963,560
                    Authority, New York Toll Revenue
                    Series A, 5.00%, 01/01/2012
                                                                    ------------
Total Toll Revenue (Cost $950,856)                                       963,560
                                                                    ------------
Water/Sewer Revenue: 3.53%
        2,470,000   Portland, Oregon Sewer System                      2,511,496
                    Revenue Series A,
                    6.50%, 06/01/2000
        1,595,000   Regional Waste Systems, Maine                      1,610,902
                    Solid Waste Resource Recovery
                    Revenue Series Q, AMT,
                    5.25%, 07/01/2000
        1,000,000   Massachusetts Water Pollution                      1,005,400
                    Abatement Trust, Water Pollution
                    Abatement Loan Series A,
                    4.50%, 08/01/2000
        7,420,000   Minnesota Rural Water Finance                      7,461,033
                    Corp., Public Projects Construction
                    Notes, 4.25%, 09/01/2000
        3,750,000   Sabine River Authority, Texas                      3,769,725
                    Water Supply Facilities Revenue,
                    Lake Fork Project,
                    4.40%, 12/01/2001
        1,560,000   Orlando, Florida Waste Water                       1,439,412
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    4.87%, 10/01/2003
        1,900,000   Orlando, Florida Waste Water                       1,717,771
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    4.89%, 10/01/2004
        1,925,000   Somerset-Raritan Valley, New                       1,998,862
                    Jersey Sewage Series G,
                    6.40%, 07/01/2005
        2,050,000   Orlando, Florida Waste Water                       1,813,492
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    4.91%, 10/01/2005
        2,165,000   Orlando, Florida Waste Water                       1,876,297
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    4.93%, 10/01/2006
        1,790,000   Orlando, Florida Waste Water                       1,521,500
                    Systems Revenue Series A,
                    Variable Rate CPI Bond,
                    4.95%, 10/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
       2,220,000   Texas State Water Development                    $  2,262,513
                    Board Revenue, Revolving Senior
                    Lien Series A, 5.50%, 07/15/2010
        1,130,000   Michigan Municipal Bond Authority                  1,167,900
                    Revenue Clean Water Revolving
                    Fund, 5.625%, 10/01/2011
                    (Note C, p. 17)
        1,525,000   Arizona Water Infrastructure Finance               1,589,340
                    Authority Revenue, Water Quality
                    Series A, 5.75%, 10/01/2011
        3,620,000   Dallas, Texas Waterworks &                         3,458,548
                    Sewer Systems Revenue,
                    5.00%, 10/01/2013
        1,500,000   Massachusetts Water Pollution                      1,434,600
                    Abatement Trust, New Bedford
                    Program Series A,
                    5.125%, 02/01/2014
        1,005,000   Massachusetts Water Pollution                        984,659
                    Abatement Trust Series B,
                    5.25%, 08/01/2014
        3,745,000   Michigan Municipal Bond Authority                  3,821,435
                    Revenue, Clean Water Revolving
                    Fund, 5.75%, 10/01/2014
                    (Note C, p. 17)
        4,085,000   Massachusetts Water Pollution                      3,878,789
                    Abatement Trust, New Bedford
                    Program Series A,
                    5.125%, 02/01/2015
        5,895,000   Orlando, Florida Waste Water                       5,010,750
                    Systems Revenue Series A,
                    Variable Rate CPI Bond, Mandatory
                    Put 10/01/07, 4.95%, 10/01/2015
        3,460,000   Massachusetts Water Pollution                      3,271,222
                    Abatement Trust, New Bedford
                    Program Series A,
                    5.125%, 02/01/2016
                                                                    ------------
Total Water/Sewer Revenue
(Cost $54,727,520)                                                    53,605,646
                                                                    ------------
Miscellaneous Revenue: 2.91%
        1,000,000   Massachusetts Industrial Finance                     998,500
                    Agency Resources Recovery
                    Revenue, Ogden Haverhill Series A,
                    4.35%, 12/01/2000
        7,380,178   Tax Exempt Private Municipal Trust,                7,380,178
                    Rule 144A Series 1997-1
                    Class A-3, 4.90%, 04/06/2001
        1,800,000   Northeast Maryland Waste Disposal                  1,832,976
                    Authority, Solid Waste Revenue,
                    AMT, 5.50%, 07/01/2001
       10,000,000   Tax Exempt Private Municipal                       9,995,700
                    Trust, Rule 144A Series 1996-1
                    Class A-4, 4.60%, 11/06/2001
        3,600,000   East Chicago, Indiana Bond                         3,601,404
                    Aniticipation Notes,
                    5.25%, 01/01/2002



                       Schedule of Investments -- Municipal Bond Portfolios   15

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        3,775,000   Northeast Maryland Waste Disposal               $  3,863,977
                    Authority, Solid Waste Revenue,
                    AMT, 5.60%, 07/01/2002
       15,000,000   Municipal Tax Exempt Trust,                       14,798,100
                    Certificate Class A-3, MBIA,
                    3.85%, 04/07/2003
        1,700,000   Mashantucket Western Pequot                        1,707,004
                    Tribe, Connecticut, Special
                    Revenue, Sub 144A Series B,
                    5.55%, 09/01/2008
                                                                    ------------
Total Miscellaneous Revenue
(Cost $44,243,804)                                                    44,177,839
                                                                    ------------
Industrial Development/Pollution
Control Revenue: 0.78%
        2,100,000   Missouri State Environmental                       2,100,000
                    Improvement & Energy Resource
                    Authority, Chrysler Corp.
                    Project, 5.70%, 10/01/1999
        6,100,000   Springfield, Illinois Airport                      5,679,466
                    Authority, Garrett Aviation
                    Services Project,
                    4.40%, 02/01/2008
        3,820,000   Gulf Coast Waste Disposal                          4,057,795
                    Authority, Texas Revenue,
                    Champion International Corp., AMT,
                    7.45%, 05/01/2026                               ------------

Total Industrial Development/Pollution
Control Revenue (Cost $12,021,392)                                    11,837,261
                                                                    ------------
Total Revenue (Cost $206,645,387)                                    205,271,972
                                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.73%
--------------------------------------------------------------------------------
Housing: 1.06%
        1,040,000   Texas State Department of Housing                  1,047,675
                    & Community Affairs, Single
                    Family Revenue Series E,
                    4.80%, 09/01/2001
          995,000   Wisconsin Housing & Economic                       1,036,173
                    Development Authority Home
                    Ownership Revenue Series B,
                    7.10%, 09/01/2015
        3,030,000   Alabama Housing Finance                            3,079,450
                    Authority, Single Family Mortgage
                    Revenue Series A, GNMA,
                    7.60%, 10/01/2022
        2,265,000   Sedgwick & Shawnee Counties,                       2,384,705
                    Kansas Single Family Revenue,
                    GNMA Mortgage Backed Securities
                    Program Series A-1, AMT,
                    6.50%, 12/01/2022

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,000,000   Jefferson Parish, Louisiana Home                $  2,011,280
                    Mortgage Revenue, FNMA & GNMA
                    Mortgage Backed Securities Series
                    C-1, AMT, 5.40%, 12/01/2024
        2,330,000   District of Columbia Housing                       2,390,697
                    Finance Agency, Single Family
                    FNMA & GNMA Mortgage Revenue
                    Series A, AMT,
                    6.25%, 12/01/2028
          980,000   Oklahoma Housing Finance Agency,                   1,028,304
                    Single Family Redevelopment,
                    Mortgage Homeownership Loan
                    Series B-2, AMT,
                    6.55%, 03/01/2029
        1,915,000   Missouri State Housing                             2,009,505
                    Development Commission FNMA &
                    GNMA Mortgage Revenue, Single
                    Family Series B-2, AMT,
                    6.40%, 09/01/2029
        1,000,000   Chicago, Illinois Single Family                    1,058,870
                    Mortgage Revenue Series A, FNMA,
                    GNMA, 6.35%, 10/01/2030
                                                                    ------------
Total Housing (Cost $16,382,192)                                      16,046,659
                                                                    ------------
Student Loan: 0.67%
        1,580,000   Brazos Higher Education Authority                  1,597,412
                    Inc., Texas Series A-2, AMT,
                    5.75%, 06/01/2000
        1,180,000   Student Loan Funding Corp.,                        1,192,473
                    Cincinnati, Ohio Series C, AMT,
                    5.85%, 07/01/2000
        1,450,000   New England Education Loan                         1,458,961
                    Marketing Corp., Student
                    Loan Revenue Series G,
                    5.00%, 08/01/2000
        1,265,000   Brazos Higher Education Authority                  1,289,364
                    Inc., Texas Series A-1, AMT,
                    5.90%, 12/01/2000
        3,390,000   Arkansas State Student Loan                        3,462,444
                    Authority Series A-1, AMT,
                    5.95%, 06/01/2001
        1,200,000   South Carolina State Education                     1,272,180
                    Assistance Authority Revenue,
                    Guaranteed Student Loans,
                    6.625%, 09/01/2006
                                                                    ------------
Total Student Loan (Cost $10,160,820)                                 10,272,834
                                                                    ------------
Total Asset-Backed Securities
(Cost $26,543,012)                                                    26,319,493
                                                                    ------------


16  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,500,885,118)               98.80%      $1,499,048,490
(Note G, below)
Cash and Other Assets, Less Liabilities                 1.20          18,184,570
                                                     -------      --------------
Net Assets (Equivalent to $13.47
per share based on 112,597,597
shares of capital stock outstanding)                 100.00%      $1,517,233,060
                                                     =======      ==============

--------------------------------------------------------------------------------
(A) $7,750,000 principal amount segregated as collateral for when-issued securities
(B)  Explanation of abbreviations:
     Insured-bond abbreviations:
     ACA-ACA Financial Guaranty Corporation
     AMBAC-AMBAC Indemnity Corporation
     FGIC-Financial Guaranty Insurance Company
     FSA-Financial Security Assurance, Inc.
     MBIA-Municipal Bond Investors Assurance Corporation
     PSF Guaranteed-(Texas) Permanent School Funds
     PUF Guaranteed-(Texas) Permanent University Funds
     Other abbreviations:
     AMT-Subject to Alternative Minimum Tax
     FHA-Federal Housing Administration
     FNMA-Federal National Mortgage Association
     GNMA-Government National Mortgage Association
(C)  When-issued security
(D) $16,400,000 principal amount segregated as collateral for when-issued securities
(E) $19,100,000 principal amount segregated as collateral for when-issued securities
(F) $3,000,000 principal amount segregated as collateral for when-issued securities
(G) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.
(H)  Allocation of Portfolio net assets at September 30, 1999:
     Alabama                                    0.20%
     Alaska                                     0.14
     Arizona                                    3.87
     Arkansas                                   0.55
     California                                 0.75
     Colorado                                   1.69
     Connecticut                                2.55
     Delaware                                   0.31
     Florida                                    4.62
     Georgia                                    2.19
     Hawaii                                     0.37
     Illinois                                   6.50
     Indiana                                    1.69
     Kansas                                     0.51
     Kentucky                                   0.31
     Louisiana                                  0.75
     Maine                                      0.11
     Maryland                                   2.27
     Massachusetts                              8.43
     Michigan                                   2.16
     Minnesota                                  2.66
     Mississippi                                0.63
     Missouri                                   0.50
     Nebraska                                   0.57
     Nevada                                     1.38
     New Hampshire                              0.44
     New Jersey                                 5.95
     New Mexico                                 0.82
     New York                                   8.70
     North Carolina                             1.29
     Ohio                                       3.35
     Oklahoma                                   0.53
     Oregon                                     0.90
     Pennsylvania                               5.15
     Rhode Island                               1.05
     South Carolina                             0.94
     Tennessee                                  0.70
     Texas                                      7.52
     Utah                                       1.10
     Virginia                                   3.25
     Washington                                 5.13
     Wisconsin                                  0.64
     District of Columbia                       2.60
     Tax-Exempt Private Municipal Trust         2.12
     U.S. Government Agency                     0.91
     Cash and Other Assets, Less Liabilities    1.20
                                              -------
     Total                                    100.00%
                                              =======

See Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  17

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein California Municipal Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     2.16%
--------------------------------------------------------------------------------
        3,700,000   Orange County Water District,                   $  3,700,000
                    California Certificates of
                    Participation, Daily Floater,
                    Putable Daily, 3.45%, 08/18/2015
        6,600,000   California Statewide Communities                   6,600,000
                    Development Authority
                    Certificates of Participation,
                    Northern California Hospital and
                    Nursing Home Revenue,
                    Daily Floater, Putable Daily,
                    3.80%, 06/01/2026
        2,115,000   California Statewide Communities                   2,115,000
                    Development Authority Certificates of
                    Participation, John Muir/Mount Diablo
                    Health Revenue, AMBAC,
                    Daily Floater, Putable Daily,
                    3.45%, 08/15/2027
          700,000   California Statewide Communities                     700,000
                    Development Authority
                    Certificates of Participation,
                    Daily Floater, Putable Daily,
                    3.45%, 04/01/2028
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $13,115,000)                                                    13,115,000
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     20.14%
--------------------------------------------------------------------------------
        1,265,000   California State Department of                     1,309,338
                    Water Resources Series I,
                    6.60%, 12/01/2019,
                    Prerefunded 06/01/2000 @101.50
        1,725,000   Puerto Rico Commonwealth,                          1,809,680
                    7.625%, 07/01/2010,
                    Prerefunded 07/01/2000 @102
        8,950,000   Los Angeles County, California                     9,366,981
                    Certificates of Participation,
                    Correctional Facilities Project,
                    MBIA, 6.50%, 09/01/2013,
                    Prerefunded 09/01/2000 @102
        1,575,000   Las Virgenes Municipal Water                       1,661,720
                    District, California Certificates
                    of Participation, MBIA,
                    8.75%, 11/01/2000,
                    Escrowed to Maturity
        3,560,000   Los Angeles, California Wastewater                 3,757,366
                    System Revenue Series D, MBIA,
                    6.70%, 12/01/2021,
                    Prerefunded 12/01/2000 @102

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,530,000   Santa Ana Community                             $  1,613,048
                    Redevelopment Agency, California
                    Series A, 6.50%, 12/15/2015,
                    Prerefunded 12/15/2000 @102
        3,275,000   Kings River Conservation District,                 3,422,441
                    California Pine Flat Power Revenue
                    Series D, 6.00%, 01/01/2017,
                    Prerefunded 01/01/2001 @102
        7,285,000   Los Angeles County Transportation                  7,775,426
                    Commission, California Sales Tax
                    Revenue Series A, 6.75%, 07/01/2020,
                    Prerefunded 07/01/2001 @102
        3,065,000   Los Angeles County Transportation                  3,278,968
                    Commission, California Sales Tax
                    Revenue Series A,
                    6.90%, 07/01/2021,
                    Prerefunded 07/01/2001 @102
        4,310,000   San Bernardino County, California                  4,628,380
                    Certificates of Participation,
                    Capital Facilities Project Series B,
                    7.00%, 08/01/2028,
                    Prerefunded 08/01/2001 @102
        1,865,000   Colton Redevelopment Agency,                       1,988,277
                    California, Cooley Ranch
                    Redevelopment Project No. 4,
                    7.60%, 08/15/2016,
                    Prerefunded 08/15/2001 @100
        3,505,000   California State Public Works                      3,740,466
                    Board Lease Revenue Series A,
                    6.50%, 09/01/2011,
                    Prerefunded 09/01/2001 @102
        3,130,000   California State Public Works                      3,340,273
                    Board Lease Revenue Series A,
                    6.50%, 09/01/2019,
                    Prerefunded 09/01/2001 @102
           55,000   Denver City & County, Colorado                        61,051
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012,
                    Prerefunded 11/15/2001 @102
        1,260,000   District of Columbia Series A,                     1,298,833
                    5.90%, 06/01/2002,
                    Escrowed to Maturity
       24,530,000   Los Angeles County Transportation                 26,242,439
                    Commission, California Sales Tax
                    Revenue Series A, MBIA,
                    6.00%, 07/01/2023,
                    Prerefunded 07/01/2002 @102
        1,100,000   Puerto Rico Commonwealth Public                    1,191,476
                    Improvement, 6.80%, 07/01/2021,
                    Prerefunded 07/01/2002 @101.50
        1,010,000   University of California Revenue,                  1,086,861
                    Multi-Purpose Projects Series D,
                    MBIA, 6.125%, 09/01/2011,
                    Prerefunded 09/01/2002 @102

*See Note 1, page 26 in Notes to Financial Statements.


18  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,295,000   University of California Revenue,               $  2,477,453
                    Multi-Purpose Projects Series D,
                    MBIA, 6.25%, 09/01/2012,
                    Prerefunded 09/01/2002 @102
        2,815,000   University of California Revenue,                  3,048,335
                    Multi-Purpose Projects Series D,
                    MBIA, 6.375%, 09/01/2024,
                    Prerefunded 09/01/2002 @102
       21,910,000   Guam Power Authority Revenue                      23,589,621
                    Series A, 6.30%, 10/01/2022,
                    Prerefunded 10/01/2002 @102
        2,000,000   Central Coast Water Authority,                     2,176,260
                    California State Regional Facilities
                    Water Project Revenue,
                    AMBAC, 6.50%, 10/01/2014,
                    Prerefunded 10/01/2002 @102
        1,220,000   Virgin Islands Public Financing                    1,349,405
                    Authority Revenue, Matching Fund
                    Loan Notes Series A,
                    7.25%, 10/01/2018,
                    Prerefunded 10/01/2002 @102
        4,270,000   Sacramento School Insurance                        4,357,663
                    Authority, California Revenue
                    Liability Program Series D,
                    5.70%, 06/01/2003,
                    Escrowed to Maturity
          400,000   Pomona Public Financing                              426,032
                    Authority, California, Southwest
                    Pomona Revenue Series L,
                    5.50%, 02/01/2008,
                    Prerefunded 02/01/2004 @102
        1,500,000   Burbank Redevelopment Agency,                      1,652,610
                    California, 9.25%, 12/01/2005,
                    Prerefunded 12/01/2004 @100
        1,520,000   Corona, California Certificates                    1,819,668
                    of Participation, 8.00%, 03/01/2015,
                    Prerefunded 03/01/2006 @100
          920,000   Northern California Power Agency                     982,707
                    Public Power Revenue Series A,
                    AMBAC, 5.80%, 07/01/2009
                    Escrowed to Maturity
        1,000,000   Kern High School District,                         1,189,600
                    California, 7.10%, 08/01/2011,
                    Escrowed to Maturity
        1,000,000   Pittsburg Redevelopment Agency,                    1,403,560
                    California Residential Mortgage
                    Revenue, 9.60%, 06/01/2016,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $121,468,257)                                                  122,045,938
                                                                    ------------

--------------------------------------------------------------------------------
INSURED:                                                                  33.14%
--------------------------------------------------------------------------------
        2,620,000   Northern California Power Agency,                  2,660,636
                    Geothermal Project No. 3 Series B,
                    AMBAC, 5.50%, 07/01/2000

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,920,000   San Jose Redevelopment Agency,                  $  1,942,003
                    California Tax Allocation, Merged
                    Area Redevelopment Project, AMBAC,
                    4.75%, 08/01/2000
        3,015,000   Riverside County, California                       3,057,421
                    Certificates of Participation,
                    1997 Lease Refunding Project,
                    MBIA, 4.75%, 11/01/2000
        1,000,000   Los Angeles Municipal Improvement                  1,003,660
                    Corp., California Certificates of
                    Participation, Equipment & Real
                    Property Acquisition Program,
                    AMBAC, 4.00%, 12/01/2000
        2,135,000   Los Angeles Municipal Improvement                  2,141,191
                    Corp., California Municipal
                    Sanitation Equipment Charge
                    Revenue Series A, FSA,
                    4.00%, 02/01/2001
        1,000,000   San Diego County Regional                          1,009,030
                    Transportation Commission,
                    California Sales Tax Revenue
                    Second Series A, FGIC,
                    4.40%, 04/01/2001
        1,405,000   San Diego County, California                       1,409,861
                    Certificates of Participation,
                    Downtown Courthouse, AMBAC,
                    4.00%, 05/01/2001
        1,960,000   Modesto Irrigation District,                       1,975,602
                    California Certificates of
                    Participation, Refunding &
                    Capital Improvements Series A,
                    AMBAC, 4.25%, 07/01/2001
        5,000,000   Central Valley Financing Authority,                5,060,600
                    California Cogeneration Project
                    Revenue, Carson Ice Generation
                    Project, MBIA, 4.50%, 07/01/2001
        1,240,000   Southern California Public Power                   1,257,620
                    Authority, Subordinated Southern
                    Transmission Project Revenue
                    Series A, MBIA,
                    4.625%, 07/01/2001
        1,000,000   Northern California Power Agency,                  1,028,280
                    Geothermal Project No. 3 Series B,
                    AMBAC, 5.50%, 07/01/2001
        5,470,000   Puerto Rico Commonwealth Public                    5,599,639
                    Improvement Series B, AMBAC,
                    5.50%, 07/01/2001
        2,455,000   San Jose Redevelopment Agency,                     2,496,858
                    California Tax Allocation Merged
                    Area Redevelopment Project,
                    AMBAC, 4.75%, 08/01/2001
        2,780,000   Castaic Lake Water Agency,                         2,875,882
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project Series A,
                    MBIA, 5.75%, 08/01/2001


                        Schedule of Investments -- Municipal Bond Portfolios  19

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   South Orange County Public                      $  1,012,960
                    Financing Authority, California
                    Special Tax Revenue Series A, FSA,
                    4.50%, 08/15/2001
        1,000,000   Los Angeles Municipal Improvement                  1,004,160
                    Corp., California Lease Revenue,
                    Police Emergency Special Tax,
                    AMBAC, 4.00%, 09/01/2001
        1,085,000   University of California Revenue                   1,099,398
                    Multi-Purpose Projects Series G,
                    FGIC, 4.50%, 09/01/2001
        4,270,000   University of California Revenue                   4,513,048
                    Multi-Purpose Projects Series F,
                    FGIC, 7.00%, 09/01/2001
        1,035,000   Antioch Public Financing Authority,                1,041,200
                    California Reassessment Revenue
                    Series A, AMBAC,
                    4.10%, 09/02/2001
        1,000,000   California Community College                       1,004,360
                    Financing Authority, Lease Revenue
                    Series A, MBIA,
                    4.00%, 10/01/2001
        1,000,000   California Health Facilities                       1,023,680
                    Financing Authority, Stanford
                    Health Care Series B, AMBAC,
                    5.00%, 11/15/2001
        4,505,000   Los Angeles Municipal Improvement                  4,549,194
                    Corp., California Certificates of
                    Participation, Equipment & Real
                    Property Acquisition Program,
                    AMBAC, 4.25%, 12/01/2001
        1,280,000   Puerto Rico Commonwealth Public                    1,326,234
                    Improvement Series B, AMBAC,
                    5.50%, 07/01/2002
        1,000,000   California Health Facilities                       1,027,550
                    Financing Authority, Sutter
                    Health Series C, FSA,
                    5.00%, 08/15/2002
        4,520,000   South Orange County Public                         5,359,771
                    Finance Authority, California
                    Special Tax Revenue, Foothill
                    Area Series C, FGIC,
                    7.50%, 08/15/2007
        1,435,000   Riverside County, California                       1,526,194
                    Certificates of Participation,
                    1997 Lease Refunding Project,
                    MBIA, 5.50%, 11/01/2007
        2,360,000   San Diego County Regional                          2,455,014
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series A, FGIC, 5.25%, 04/01/2008
        3,885,000   Long Beach, California Harbor                      4,159,359
                    Revenue, MBIA, AMT,
                    6.00%, 05/15/2008

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,815,000   Riverside, California Sewer                     $  3,262,500
                    Revenue, FGIC,
                    7.00%, 08/01/2008
        1,510,000   Castaic Lake Water Agency,                         1,776,968
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project Series A,
                    MBIA, 7.25%, 08/01/2008
        5,040,000   Contra Costa Transportation                        5,485,234
                    Authority, California Sales Tax
                    Revenue Series A, FGIC,
                    6.00%, 03/01/2009
        1,170,000   Northern California Transmission                   1,212,611
                    Agency Revenue Series A, MBIA,
                    5.30%, 05/01/2009
        1,000,000   San Francisco City & County                        1,036,860
                    Airports Commission, California
                    International Airport Revenue
                    Second Series 23A, FGIC, AMT,
                    5.50%, 05/01/2009
        2,825,000   San Francisco City & County                        2,933,254
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 12A, FGIC, AMT,
                    5.625%, 05/01/2009
        1,475,000   Los Angeles Department of                          1,535,003
                    Airports, California Airport
                    Revenue Series A, FGIC,
                    5.50%, 05/15/2009
        1,405,000   Riverside County Transportation                    1,531,689
                    Commission, California Sales Tax
                    Revenue Series A, FGIC,
                    6.00%, 06/01/2009
        1,000,000   Redding Joint Powers Financing                     1,105,220
                    Authority, California Electric
                    System Revenue Series A, MBIA,
                    6.25%, 06/01/2009
        1,815,000   Northern California Power Agency,                  1,947,422
                    Geothermal Project No. 3 Series A,
                    AMBAC, 5.80%, 07/01/2009
        1,100,000   South Orange County Public                         1,362,108
                    Finance Authority, California
                    Special Tax Revenue, Foothill
                    Area Series C, FGIC,
                    8.00%, 08/15/2009
        2,000,000   Los Angeles, California                            2,057,760
                    Wastewater System Revenue
                    Series D, FGIC, 5.375%, 11/01/2009
        2,365,000   San Francisco City & County                        2,398,985
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 10A, MBIA, AMT,
                    5.35%, 05/01/2010


20  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
          600,000   Los Angeles Department of Airports,             $    626,568
                    California Airport Revenue, FGIC,
                    AMT, 5.80%, 05/15/2010
        1,110,000   Long Beach, California Harbor                      1,188,199
                    Revenue Series A, FGIC, AMT,
                    6.00%, 05/15/2010
        1,385,000   Puerto Rico Public Finance Corp.,                  1,435,511
                    Commonwealth Appropriation Series A,
                    AMBAC, 5.375%, 06/01/2010
        1,235,000   Puerto Rico Highway &                              1,267,555
                    Transportation Authority,
                    Subordinated State Infrastructure
                    Bank, MBIA, 5.25%, 07/01/2010
        1,230,000   Southern California Public Power                   1,260,356
                    Authority, Subordinated Southern
                    Transmission Project Revenue
                    Series A, MBIA, 5.25%, 07/01/2010
        3,000,000   Riverside, California Sewer Revenue,               3,014,730
                    FGIC, 5.00%, 08/01/2010
        1,175,000   San Jose Redevelopment Agency,                     1,278,341
                    California Tax Allocation Merged
                    Area Redevelopment Project, MBIA,
                    6.00%, 08/01/2010
        1,080,000   Castaic Lake Water Agency,                         1,277,122
                    California Certificates of
                    Participation, Water Systems
                    Improvement Project Series A,
                    MBIA, 7.25%, 08/01/2010
        1,000,000   Los Angeles Convention &                           1,088,200
                    Exhibition Center Authority,
                    California Lease Revenue, MBIA,
                    6.00%, 08/15/2010
        2,075,000   San Joaquin County, California                     2,096,497
                    Certificates of Participation,
                    General Hospital Project, MBIA,
                    5.125%, 09/01/2010
        1,375,000   Sacramento County, California                      1,367,864
                    Certificates of Participation,
                    Public Facilities Project, MBIA,
                    5.00%, 02/01/2011
        1,000,000   Kern High School District,                         1,103,980
                    California Series A, MBIA,
                    6.30%, 02/01/2011
        4,835,000   Orange County Local                                5,021,051
                    Transportation Authority,
                    California Sales Tax Revenue
                    Measure M, Series A, MBIA,
                    5.50%, 02/15/2011
        1,000,000   California Statewide Communities                   1,034,450
                    Development Authority,
                    Certificates of Participation,
                    MBIA, 5.50%, 04/01/2011
        4,665,000   Oakland State Building Authority,                  4,830,467
                    California Lease Revenue, Elihu
                    M. Harris Project Series A, AMBAC,
                    5.50%, 04/01/2011

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,785,000   Long Beach, California Harbor                   $  2,967,195
                    Revenue Series A, FGIC, AMT,
                    6.00%, 05/15/2011
        1,965,000   Puerto Rico Highway &                              2,010,195
                    Transportation Authority,
                    Subordinated State Infrastructure
                    Bank, MBIA, 5.25%, 07/01/2011
        2,770,000   Southern California Public Power                   2,812,963
                    Authority, Subordinated Southern
                    Transmission Project Revenue
                    Series A, MBIA, 5.25%, 07/01/2011
        1,000,000   University of California Revenue                     994,640
                    Series C, AMBAC,
                    5.00%, 09/01/2011
        1,100,000   Sacramento Redevelopment Agency,                   1,117,512
                    California Tax Allocation, Merged
                    Downtown Redevelopment Project
                    Series A, FSA, 5.25%, 11/01/2011
        1,000,000   California Statewide Communities                   1,040,540
                    Development Authority,
                    Certificates of Participation,
                    MBIA, 5.625%, 04/01/2012
        2,145,000   San Francisco City & County                        2,159,500
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 10A, MBIA, AMT,
                    5.45%, 05/01/2012
        1,000,000   Los Angeles County Metropolitan                    1,006,790
                    Transportation Authority,
                    California Sales Tax Revenue
                    Series B, AMBAC,
                    5.30%, 07/01/2012
        1,215,000   Puerto Rico Highway &                              1,261,170
                    Transportation Authority Series A,
                    AMBAC, 5.50%, 07/01/2012
        2,900,000   Los Angeles Department of Water &                  2,976,386
                    Power, California Waterworks
                    Revenue, MBIA,
                    5.50%, 10/15/2012
        3,625,000   San Diego County, California                       3,621,375
                    Certificates of Participation,
                    Downtown Courthouse, AMBAC,
                    5.25%, 05/01/2013
        1,000,000   Los Angeles Convention &                             986,760
                    Exhibition Center Authority,
                    California Lease Revenue, MBIA,
                    5.125%, 08/15/2013
        1,000,000   University of California Revenue                     974,530
                    Series C, AMBAC,
                    5.00%, 09/01/2013
        4,220,000   Sacramento Redevelopment Agency,                   4,215,653
                    California Tax Allocation, Merged
                    Downtown Redevelopment Project
                    Series A, FSA,
                    5.25%, 11/01/2013


                        Schedule of Investments -- Municipal Bond Portfolios  21

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,915,000   San Diego County, California                    $  1,891,886
                    Certificates of Participation,
                    Downtown Courthouse, AMBAC,
                    5.25%, 05/01/2014
        2,910,000   Northern California Power Agency,                  2,865,768
                    Hydroelectric Project No. 1
                    Series A, MBIA,
                    5.25%, 07/01/2014
        1,340,000   Los Angeles Unified School                         1,432,152
                    District, California Series A,
                    FGIC, 6.00%, 07/01/2014
        1,000,000   Puerto Rico Highway &                              1,097,310
                    Transportation Authority Series Z,
                    MBIA, 6.25%, 07/01/2014
        1,000,000   Modesto Irrigation District Financing                975,030
                    Authority, California Domestic Water
                    Project Revenue Series D, AMBAC,
                    5.125%, 09/01/2014
        1,195,000   Culver City Redevelopment Finance                  1,210,858
                    Authority, California Tax
                    Allocation, AMBAC,
                    5.50%, 11/01/2014
        1,725,000   Long Beach, California Water                       1,789,808
                    Revenue Series A, MBIA,
                    5.75%, 05/01/2015
        2,060,000   Contra Costa County Public                         2,016,822
                    Financing Authority, California
                    Lease Revenue, Various Capital
                    Facilities Series 1999-A, MBIA,
                    5.25%, 06/01/2015
        1,595,000   Puerto Rico Highway &                              1,620,089
                    Transportation Authority Series W,
                    MBIA, 5.50%, 07/01/2015
        1,730,000   San Mateo County Joint Powers                      1,648,171
                    Financing Authority, California
                    Capital Projects Lease Revenue
                    Series A, FSA, 5.00%, 07/15/2015
        1,000,000   San Jose Redevelopment Agency,                     1,067,600
                    California Tax Allocation, Merged
                    Area Redevelopment Project, MBIA,
                    6.00%, 08/01/2015
        1,135,000   Beverly Hills Public Financing                     1,088,874
                    Authority, California Lease
                    Revenue Series A, MBIA,
                    5.125%, 06/01/2016
        4,620,000   Burbank, California Public Service                 4,432,243
                    Department Electric Revenue,
                    FSA, 5.125%, 06/01/2016
        1,290,000   San Mateo County Transportation                    1,298,307
                    District, California Series A,
                    MBIA, 5.50%, 06/01/2016
        1,000,000   Tustin Unified School District,                      943,270
                    Community Facilities District No.
                    88-1, California Special Tax, FSA,
                    5.00%, 09/01/2016

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,920,000   Alameda Corridor Transportation                 $  1,841,146
                    Authority, California Revenue
                    Senior Lien Series A, MBIA,
                    5.125%, 10/01/2016
        4,765,000   Sacramento Municipal Utility District,             4,887,985
                    California Electric Revenue Series K,
                    AMBAC, 5.70%, 07/01/2017
        1,000,000   California Special Districts                       1,003,300
                    Association Finance Corp.,
                    Certificates of Participation
                    Series Z, FSA, 5.50%, 08/01/2017
        3,800,000   San Francisco City & County                        3,460,964
                    Airport Commission, California
                    International Airport Revenue
                    Second Series 15A, FSA, AMT,
                    5.00%, 05/01/2018
        2,070,000   Beverly Hills Public Financing                     1,954,639
                    Authority, California Lease
                    Revenue Series A, MBIA,
                    5.125%, 06/01/2018
        4,000,000   San Diego, California Certificates of              3,700,760
                    Undivided Interest, Water Utility Fund
                    System Revenue, FGIC,
                    5.00%, 08/01/2018
        1,000,000   Los Angeles Convention &                             976,200
                    Exhibition Center Authority,
                    California Lease Revenue Series A,
                    MBIA, 5.375%, 08/15/2018
        1,660,000   Fresno, California Sewer Revenue                   1,604,241
                    Series A-1, AMBAC,
                    5.25%, 09/01/2019
        2,630,000   California State Public Works                      2,413,814
                    Board Lease Revenue, Department
                    of Corrections, State Prison Series A,
                    AMBAC, 5.00%, 12/01/2019
        1,000,000   Mammoth Unified School District,                     280,550
                    California Capital Appreciation,
                    MBIA, 0.00%, 08/01/2021
        1,000,000   Mammoth Unified School District,                     263,510
                    California Capital Appreciation,
                    MBIA, 0.00%, 08/01/2022
        1,010,000   Inglewood Redevelopment Agency,                      964,005
                    California Tax Allocation Merged
                    Redevelopment Project Series A,
                    AMBAC, 5.25%, 05/01/2023
        1,975,000   California Housing Financing Agency                1,970,991
                    Revenue, Home Mortgage Series I,
                    MBIA, AMT, 4.95%, 08/01/2028
        7,885,000   California Housing Finance                         1,821,041
                    Agency, Home Mortgage
                    Revenue Series B, AMT, MBIA,
                    0.00%, 08/01/2029
                                                                    ------------

Total Insured (Cost $202,609,785)                                    200,823,453
                                                                    ------------


22  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            27.81%
--------------------------------------------------------------------------------
State General Obligations: 5.39%
        3,585,000   California State,                               $  3,642,037
                    5.00%, 10/01/2000
       13,000,000   California State,                                 13,206,830
                    5.00%, 10/01/2000
        1,080,000   California State,                                  1,083,823
                    4.00%, 02/01/2001
        1,000,000   California State,                                  1,041,290
                    6.70%, 04/01/2001
        1,035,000   California State,                                  1,111,093
                    9.00%, 04/01/2001
        3,650,000   California State,                                  3,696,319
                    4.50%, 08/01/2001
        2,500,000   California State,                                  2,731,675
                    6.20%, 09/01/2005
        5,640,000   California State,                                  6,139,366
                    6.00%, 10/01/2009
                                                                    ------------
Total State General Obligations
(Cost $32,442,261)                                                    32,652,433
                                                                    ------------
Local General Obligations: 8.39%
        4,875,000   Los Angeles Unified School District,               4,906,541
                    California Series B, 4.25%, 07/01/2000
        7,950,000   Oakland, California Tax & Revenue                  8,019,801
                    Anticipation Notes, 4.25%, 09/29/2000
        9,670,000   San Diego Unified School District,                 9,744,749
                    California Tax & Revenue
                    Anticipation Notes Series A,
                    4.25%, 09/29/2000
       12,000,000   Santa Cruz County, California Tax &               12,129,600
                    Revenue Anticipation Notes,
                    4.50%, 10/06/2000
        6,000,000   Los Angeles, California Series A,                  6,079,620
                    4.50%, 09/01/2001
        1,000,000   Los Angeles, California Series B,                  1,022,380
                    5.00%, 09/01/2001
        2,235,000   Los Angeles County Public Works                    2,293,222
                    Financing Authority, California
                    Capital Construction Series A,
                    5.10%, 03/01/2007
        1,000,000   East Bay Municipal Utility                         1,026,180
                    District, California Special
                    District No. 1 Series E,
                    5.45%, 04/01/2010
        3,110,000   Los Angeles County Public Works                    3,093,828
                    Financing Authority, California
                    Capital Construction,
                    5.00%, 03/01/2011
        2,480,000   Los Angeles, California Series A,                  2,503,684
                    5.25%, 09/01/2011
                                                                    ------------
Total Local General Obligations
(Cost $50,442,924)                                                    50,819,605
                                                                    ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
Tax Lease: 6.88%
        1,130,000   Cupertino, California                           $  1,133,774
                    Certificates of Participation
                    Series A, 4.875%, 01/01/2000
        1,095,000   Los Angeles County Capital Asset                   1,104,439
                    Leasing Corp., California Lease
                    Revenue, Equipment Program
                    Series A, 5.00%, 06/01/2000
       11,175,000   California State Public Works                     11,292,114
                    Board Lease Revenue, Department
                    of Corrections Series C,
                    4.75%, 09/01/2000
        1,480,000   Los Angeles County Capital Asset                   1,496,976
                    Leasing Corp., California Lease
                    Revenue, Equipment Program
                    Series A, 5.00%, 12/01/2000
        5,340,000   California State Public Works                      5,426,454
                    Board Lease Revenue, Community
                    Colleges Series A,
                    5.00%, 04/01/2001
        1,985,000   Los Angeles County Capital Asset                   2,012,572
                    Leasing Corp., California Lease
                    Revenue, Equipment Program
                    Series A, 5.00%, 06/01/2001
        1,595,000   Ukiah Unified School District,                     1,643,679
                    California Certificates of
                    Participation,
                    5.60%, 09/01/2001
        1,000,000   Puerto Rico Housing Bank &                         1,008,590
                    Finance Agency, Commonwealth
                    Appropriation Subsidy,
                    4.875%, 12/01/2001
        3,010,000   Puerto Rico Urban Renewal &                        3,077,725
                    Housing Corp.,
                    7.875%, 10/01/2004
        2,855,000   Solano County, California                          2,949,472
                    Certificates of Participation,
                    Justice Facility & Public
                    Building Project,
                    5.875%, 10/01/2005
        1,000,000   Los Angeles State Building                         1,053,690
                    Authority, California Lease
                    Revenue, 5.50%, 05/01/2007
        2,520,000   San Francisco State Building                       2,599,103
                    Authority, California Lease
                    Revenue Series A,
                    5.125%, 10/01/2007
        1,010,000   Gilroy Unified School District,                    1,048,865
                    California Certificates of
                    Participation, 5.85%, 07/01/2008
        2,590,000   Taft Public Financing Authority,                   2,690,207
                    California Lease Revenue,
                    Community Correctional Facility
                    Project A, 5.95%, 01/01/2011


                        Schedule of Investments -- Municipal Bond Portfolios  23

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,185,000   Capistrano Unified School District,             $  1,194,871
                    California Certificates of Participation,
                    5.20%, 02/01/2018
        2,000,000   Sacramento City Finance Authority,                 1,938,760
                    California Lease Revenue Series B,
                    5.40%, 11/01/2020
                                                                    ------------
Total Tax Lease (Cost $40,977,908)                                    41,671,291
                                                                    ------------
Special Tax: 7.15%
        2,505,000   Virgin Islands Public Financing                    2,505,000
                    Authority Revenue, Subordinated
                    Lien Fund Loan Notes Series D,
                    5.50%, 10/01/1999
        1,850,000   Commerce Community Development                     1,859,084
                    Commission, California Tax Allocation,
                    Redevelopment Project No. 1-Series A,
                    4.70%, 08/01/2000
        1,000,000   Roseville North Central Community                  1,001,110
                    Facilities District No. 1, California
                    Special Tax, 4.10%, 09/01/2000
        1,000,000   Chino Public Financing Authority,                    998,820
                    California Revenue,
                    4.30%, 09/02/2000
          905,000   West Sacramento Reassessment                         907,127
                    District, California Improvement
                    Bond Act of 1915,
                    4.50%, 09/02/2000
          535,000   Fairfield Public Financing Authority,                536,728
                    California Revenue Reassessment,
                    4.60%, 09/02/2000
        7,595,000   Los Angeles County Public Works                    7,715,836
                    Financing Authority, California
                    Regional Park & Open Space
                    District Series A,
                    5.00%, 10/01/2000
       10,350,000   Los Angeles Community                             10,458,675
                    Redevelopment Agency, California
                    Central Business District I,
                    5.00%, 11/15/2000
        1,400,000   Commerce Community Development                     1,405,964
                    Commission, California Tax
                    Allocation Redevelopment Project
                    No. 1-Series A,
                    4.80%, 08/01/2001
        2,150,000   Roseville North Central Community                  2,149,914
                    District No. 1, California
                    Special Tax, 4.60%, 09/01/2001
          690,000   Santa Clara Convention Center                        685,115
                    Refunding & Reassessment,
                    California Improvement Bond Act
                    of 1915, 4.25%, 09/02/2001
        1,200,000   Los Angeles County Public Works                    1,228,020
                    Financing Authority, California
                    Regional Park & Open Space
                    Revenue District A,
                    5.00%, 10/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,245,000   Roseville North Central Community               $  2,241,902
                    District No. 1, California
                    Special Tax, 4.70%, 09/01/2002
        1,000,000   Orange County Development Agency,                  1,033,120
                    California Tax Allocation, Santa
                    Ana Heights Project Area,
                    5.70%, 09/01/2002
        1,000,000   Fontana Redevelopment Agency,                      1,002,220
                    California Tax Allocation, Jurupa
                    Hills Redevelopment Project
                    Series A, 4.30%, 10/01/2002
        1,555,000   Pomona Public Financing                            1,607,637
                    Authority, California Revenue,
                    Southwest Pomona Redevelopment
                    Series L, 5.50%, 02/01/2008
        5,705,000   Los Angeles County Public Works                    5,998,693
                    Financing Authority, California,
                    Regional Park & Open Space
                    District Series A,
                    5.50%, 10/01/2009
                                                                    ------------
Total Special Tax (Cost $43,019,407)                                  43,334,965
                                                                    ------------
Total Tax Supported (Cost $166,882,500)                              168,478,294
                                                                    ------------

--------------------------------------------------------------------------------
REVENUE:                                                                  12.90%
--------------------------------------------------------------------------------
Airport Revenue: 0.62%
        2,495,000   Virgin Islands Port Authority,                     2,482,425
                    Airport Revenue Series A, AMT,
                    3.85%, 09/01/2000
          500,000   Denver City & County, Colorado                       536,685
                    Airport Revenue Series B, AMT,
                    7.25%, 11/15/2005
          145,000   Denver City & County, Colorado                       158,479
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
          500,000   Denver City & County, Colorado                       588,245
                    Airport Revenue Series D, AMT,
                    7.75%, 11/15/2013
                                                                    ------------
Total Airport Revenue (Cost $3,629,236)                                3,765,834
                                                                    ------------
Electric Revenue: 0.63%
        1,000,000   Virgin Islands Water & Power                       1,007,210
                    Authority, Electric System Revenue,
                    5.00%, 07/01/2001
        1,000,000   Los Angeles Department of Water &                  1,106,480
                    Power, California Electric Plant
                    Revenue Second Issue,
                    8.00%, 08/15/2002
        1,630,000   Los Angeles Department of Water &                  1,717,727
                    Power, California Electric Plant
                    Revenue, 7.10%, 01/15/2031
                                                                    ------------

Total Electric Revenue (Cost $3,822,099)                               3,831,417
                                                                    ------------


24  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
Health Care Revenue: 0.69%
        1,000,000   California Health Facilities                    $  1,004,780
                    Financing Authority,
                    Catholic Healthcare West Revenue
                    Series A, 4.50%, 07/01/2000
        3,145,000   California Statewide Community                     3,179,721
                    Development Authority,
                    Certificates of Participation,
                    St. Joseph Health System
                    Obligation Group,
                    5.00%, 07/01/2001
                                                                    ------------
Total Health Care Revenue
(Cost $4,217,491)                                                      4,184,501
                                                                    ------------
Higher Education Revenue: 1.08%
          685,000   California Educational Facilities                    685,000
                    Authority, University of Southern
                    California Series B,
                    7.85%, 10/01/1999
        2,540,000   California Educational Facilities                  2,693,314
                    Authority, University of Southern
                    California Series A,
                    5.50%, 10/01/2008
        3,275,000   California Educational Facilities                  3,177,176
                    Authority, Pomona College Revenue,
                    5.25%, 01/01/2017
                                                                    ------------
Total Higher Education Revenue
(Cost $6,622,045)                                                      6,555,490
                                                                    ------------
Water/Sewer Revenue: 7.23%
        2,455,000   Los Angeles Department of Water &                  2,536,531
                    Power, California Waterworks
                    Revenue Second Issue,
                    9.00%, 05/15/2000
        1,000,000   Metropolitan Water District of                     1,025,980
                    Southern California Series A,
                    7.00%, 07/01/2000
        1,050,000   California State Department of                     1,105,555
                    Water Resources Series M,
                    8.50%, 12/01/2000
        2,500,000   Metropolitan Water District of                     2,603,225
                    Southern California Series A,
                    5.50%, 07/01/2008
        2,420,000   Los Angeles County Sanitation                      2,498,965
                    District Financing Authority,
                    California Series A,
                    5.25%, 10/01/2008
        2,700,000   California State Department of                     2,865,213
                    Water Resources, Central Valley
                    Project, Water Systems Revenue
                    Series T, 5.50%, 12/01/2008
        1,000,000   Orange County Water District,                      1,027,620
                    California Certificates of
                    Participation Series A,
                    5.50%, 08/15/2010

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,545,000   San Diego County Water Authority,               $  2,699,583
                    California Certificates of
                    Participation, Water Revenue
                    Series A, 5.75%, 05/01/2011
        2,150,000   Riverside, California Water                        2,206,545
                    Revenue, 5.375%, 10/01/2011
        1,500,000   Riverside, California Water                        1,526,775
                    Revenue, 5.375%, 10/01/2012
        2,460,000   San Francisco City & County                        2,399,976
                    Public Utilities Commission,
                    California, Waterworks Revenue
                    Series A, 5.00%, 11/01/2012
        2,285,000   California State Department of                     2,175,320
                    Water Resources, Water System
                    Revenue Series O,
                    5.00%, 12/01/2015
        1,350,000   Metropolitan Water District of                     1,273,833
                    Southern California, Waterworks
                    Revenue Series A,
                    5.00%, 07/01/2016
        1,000,000   California State Department of                       958,620
                    Water Resources, Central Valley
                    Project, Water Systems Revenue
                    Series U, 5.125%, 12/01/2016
       12,790,000   California State Department of                    11,767,439
                    Water Resources, Central Valley
                    Project, Water Systems Revenue
                    Series S, 5.00%, 12/01/2019
        3,660,000   Metropolitan Water District of                     3,746,742
                    Southern California Series A,
                    5.75%, 07/01/2021
        1,330,000   Los Angeles Department of Water &                  1,410,199
                    Power, California Waterworks
                    Revenue, Second Issue,
                    6.40%, 11/01/2031
                                                                    ------------
Total Water/Sewer Revenue
(Cost $44,104,210)                                                    43,828,121
                                                                    ------------
Miscellaneous Revenue: 2.33%
          635,000   Western Placer Waste Management                      644,696
                    Authority, California Revenue,
                    AMT, 6.25%, 07/01/2000
        3,710,000   Long Beach, California Harbor                      3,740,830
                    Revenue, AMT, 4.50%, 05/15/2001
        2,450,000   Long Beach, California Harbor                      2,489,298
                    Revenue Series A, AMT,
                    5.00%, 05/15/2001
          400,000   Del Mar, California Race Track                       407,280
                    Authority Revenue, 6.00%, 08/15/2001
        6,485,000   Los Angeles, California Harbor                     6,805,165
                    Department Revenue Series B, AMT,
                    5.75%, 08/01/2009
                                                                    ------------
Total Miscellaneous Revenue
(Cost $13,962,895)                                                    14,087,269
                                                                    ------------


                        Schedule of Investments -- Municipal Bond Portfolios  25

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
Industrial Development/Pollution
Control Revenue: 0.32%
          650,000   Missouri State Environmental                    $    650,000
                    Improvement & Energy Resource
                    Authority, Chrysler Corporation
                    Project, 5.70%, 10/01/1999
        1,305,000   California Statewide Communities                   1,278,678
                    Development Authority
                    Certificates of Participation,
                    The Internext Group,
                    4.00%, 04/01/2002
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,948,848)                                      1,928,678
                                                                    ------------
Total Revenue (Cost $78,306,824)                                      78,181,310
                                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.57%
--------------------------------------------------------------------------------
Housing: 1.57%
        6,930,000   California Rural Home Mortgage                     6,951,275
                    Finance Authority, Rural Lease
                    Pass-Through Obligation Revenue
                    Series A, MBIA,
                    4.45%, 08/01/2001
        1,585,000   Los Angeles, California                            1,566,186
                    Multifamily Housing Revenue,
                    Western Carlton Project Series A,
                    AMT, 3.80%, 10/01/2001
        1,015,000   California Statewide Communities                   1,007,723
                    Development Authority,
                    Bayport Multifamily Housing
                    Subordinated Revenue Series LL-4,
                    AMT, 4.10%, 12/01/2028
                                                                    ------------
Total Housing (Cost $9,551,153)                                        9,525,184
                                                                    ------------
Total Asset-Backed Securities
(Cost $9,551,153)                                                      9,525,184
                                                                    ------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $591,933,519)             97.72%            $592,169,179
(Note B, below)
Cash and Other Assets, Less Liabilities            2.28               13,793,078
                                                  ------              ----------
Net Assets (Equivalent to $13.69
per share based on 44,260,107
shares of capital stock outstanding)             100.00%            $605,962,257
                                                 =======            ============

--------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     AMBAC - AMBAC Indemnity Corporation
     FGIC - Financial Guaranty Insurance Company
     FSA - Financial Security Assurance, Inc.
     MBIA - Municipal Bond Investors Assurance Corporation
     Other abbreviations:
     AMT - Subject to Alternative Minimum Tax
(B) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


26  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein New York Municipal Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE:                                      0.16%
--------------------------------------------------------------------------------
        1,400,000   Babylon, New York Industrial                    $  1,400,000
                    Development Agency, Resource
                    Recovery Revenue, Daily Floater,
                    Putable Daily, 3.80%, 12/01/2024
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $1,400,000)                                                      1,400,000
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     27.68%
--------------------------------------------------------------------------------
        2,000,000   New York State Urban Development                   2,055,360
                    Corp., Correctional Facilities
                    Series G, 7.00%, 01/01/2017,
                    Prerefunded 01/01/2000 @102
        1,000,000   MTA, New York Commuter Facilities                  1,047,050
                    Service Contract Series 3,
                    7.50%, 07/01/2016,
                    Prerefunded 07/01/2000 @102
        1,000,000   MTA, New York Transit Facilities                   1,042,190
                    Service Contract Series 4,
                    7.50%, 07/01/2019,
                    Prerefunded 07/01/2000 @101.50
          420,000   New York State Dormitory                             434,767
                    Authority, City University
                    Systems Series A,
                    7.875%, 07/01/2002,
                    Prerefunded 07/01/2000 @100.50
        3,950,000   New York State Dormitory                           4,146,552
                    Authority, City University
                    Systems Series F,
                    7.875%, 07/01/2017,
                    Prerefunded 07/01/2000 @102
        2,000,000   New York City Series L,                            2,024,440
                    5.25%, 08/01/2000,
                    Escrowed to Maturity
          220,000   New York City Series A,                              224,101
                    6.00%, 08/01/2000,
                    Escrowed to Maturity
        4,905,000   New York City Series E,                            5,000,353
                    6.10%, 08/01/2000,
                    Escrowed to Maturity
        1,000,000   New York State Medical Care                        1,022,460
                    Facilities Finance Authority,
                    Brookdale Medical Center
                    Secured Hospital Program
                    Series A, 6.35%, 08/15/2000,
                    Escrowed to Maturity

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        5,215,000   New York State Medical Care                     $  5,499,948
                    Facilities Finance Agency, Mental
                    Health Service Facilities Series B,
                    7.875%, 08/15/2020,
                    Prerefunded 08/15/2000 @102
        3,045,000   New York State Housing Finance                     3,219,448
                    Agency, Service Contract Series A,
                    7.80%, 09/15/2020,
                    Prerefunded 09/15/2000 @102
        3,500,000   Virgin Islands Public Finance                      3,659,600
                    Authority Series B,
                    7.25%, 10/01/2007,
                    Prerefunded 10/01/2000 @101
        2,000,000   New York State Medical Care                        2,090,160
                    Facilities Finance Authority,
                    Mental Health Services Series A,
                    8.00%, 11/01/2000,
                    Escrowed to Maturity
       10,000,000   New York State Thruway Authority,                 10,228,900
                    Local Highway & Bridge Service
                    Contract, 6.00%, 01/01/2011,
                    Prerefunded 01/01/2001 @100
        1,000,000   New York State Power Authority                     1,047,890
                    Series Y, 6.50%, 01/01/2004,
                    Prerefunded 01/01/2001 @102
        8,135,000   New York State Urban Development                   8,369,857
                    Corp., Correctional Facilities
                    Series 2, 6.50%, 01/01/2021,
                    Prerefunded 01/01/2001 @100
       14,180,000   New York State Power Authority                    14,901,478
                    Series Y, 6.75%, 01/01/2018,
                    Prerefunded 01/01/2001 @102
        1,680,000   Triborough Bridge & Tunnel                         1,762,505
                    Authority Series S,
                    7.00%, 01/01/2011,
                    Prerefunded 01/01/2001 @101.50
        3,245,000   Triborough Bridge & Tunnel                         3,404,362
                    Authority Series S,
                    7.00%, 01/01/2021,
                    Prerefunded 01/01/2001 @101.50
        1,250,000   Triborough Bridge & Tunnel                         1,317,338
                    Authority Series T,
                    7.00%, 01/01/2020,
                    Prerefunded 01/01/2001 @102
        6,500,000   New York State Thruway Authority,                  6,869,525
                    Local Highway & Bridge Service
                    Contract, 7.25%, 01/01/2010,
                    Prerefunded 01/01/2001 @102
          125,000   New York State Power Authority                       128,981
                    Series C, 9.50%, 01/01/2001,
                    Escrowed to Maturity
        3,975,000   New York City Series H,                            4,117,543
                    6.90%, 02/01/2001,
                    Escrowed to Maturity


*See Note 1, page 26 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  27

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,450,000   New York State Local Government                 $  1,527,488
                    Assistance Corp. Series A,
                    6.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        5,970,000   New York State Local Government                    6,176,622
                    Assistance Corp. Series C,
                    6.50%, 04/01/2015,
                    Prerefunded 04/01/2001 @100
        1,000,000   New York State Local Government                    1,060,590
                    Assistance Corp. Series C,
                    7.00%, 04/01/2010,
                    Prerefunded 04/01/2001 @102
        1,000,000   New York State Local Government                    1,060,590
                    Assistance Corp. Series C,
                    7.00%, 04/01/2021,
                    Prerefunded 04/01/2001 @102
        1,100,000   New York State Local Government                    1,168,618
                    Assistance Corp. Series A,
                    7.125%, 04/01/2011,
                    Prerefunded 04/01/2001 @102
        4,595,000   New York State Local Government                    4,889,861
                    Assistance Corp. Series A,
                    7.25%, 04/01/2018,
                    Prerefunded 04/01/2001 @102
        6,360,000   New York State Local Government                    6,768,121
                    Assistance Corp. Series B,
                    7.25%, 04/01/2006,
                    Prerefunded 04/01/2001 @102
        3,210,000   New York State Local Government                    3,427,478
                    Assistance Corp. Series B,
                    7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        1,230,000   New York State Urban Development                   1,313,332
                    Corp., 7.50%, 04/01/2011,
                    Prerefunded 04/01/2001 @102
        9,690,000   New York State Urban Development                  10,346,497
                    Corp., 7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        2,050,000   New York City Series B,                            2,173,492
                    7.00%, 06/01/2015,
                    Prerefunded 06/01/2001 @101.50
        1,000,000   New York City Series B,                            1,060,240
                    7.00%, 06/01/2016,
                    Prerefunded 06/01/2001 @101.50
        9,130,000   New York City Municipal Water                      9,692,682
                    Finance Authority Series B,
                    6.375%, 06/15/2022,
                    Prerefunded 06/15/2001 @101
        1,820,000   New York State Environmental                       1,925,251
                    Facilities Corp., Pollution Control
                    Revenue, State Revolving Fund
                    Series E, 6.50%, 06/15/2014,
                    Prerefunded 06/15/2001 @102
        9,185,000   New York City Municipal Water Finance              9,667,672
                    Authority Series A, 6.75%, 06/15/2017,
                    Prerefunded 06/15/2001 @101

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
       14,065,000   New York State Environmental                    $ 14,963,894
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund Series E, 6.875%, 06/15/2010,
                    Prerefunded 06/15/2001 @102
        1,770,000   New York City Municipal Water                      1,899,953
                    Finance Authority Series C,
                    7.75%, 06/15/2020,
                    Prerefunded 06/15/2001 @101.50
        5,745,000   MTA, New York Transit Facilities                   5,927,921
                    Service Contract,
                    6.00%, 07/01/2021,
                    Prerefunded 07/01/2001 @100
          340,000   New York City Series L,                              345,420
                    5.00%, 08/01/2001,
                    Escrowed to Maturity
        4,825,000   New York State Medical Care                        5,194,161
                    Facilities Finance Agency,
                    Secured Hospital Revenue Bonds,
                    7.35%, 08/15/2011,
                    Prerefunded 08/15/2001 @102
        1,000,000   New York City Series A,                            1,078,970
                    7.75%, 08/15/2015,
                    Prerefunded 08/15/2001 @101.50
        1,105,000   New York City Series A,                            1,192,262
                    7.75%, 08/15/2016,
                    Prerefunded 08/15/2001 @101.50
        1,000,000   New York City Series A,                            1,078,970
                    7.75%, 08/15/2017,
                    Prerefunded 08/15/2001 @101.50
        1,925,000   Suffolk County, New York Series A,                 2,118,501
                    9.50%, 10/01/2001,
                    Escrowed to Maturity
        1,360,000   New York City Municipal Water                      1,451,582
                    Finance Authority Series C,
                    7.375%, 06/15/2014,
                    Prerefunded 10/15/2001 @101.50
          115,000   Denver City & County, Colorado                       127,652
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012,
                    Prerefunded 11/15/2001 @102
        5,015,000   New York State Power Authority                     5,320,163
                    Series AA, 6.25%, 01/01/2023,
                    Prerefunded 01/01/2002 @102
        7,610,000   New York State Power Authority                     8,113,249
                    Series Z, 6.50%, 01/01/2019,
                    Prerefunded 01/01/2002 @102
                    (Note B, p. 37)
        1,330,000   New York State Urban Development                   1,442,558
                    Corp., Correctional Facilities
                    Series 3, 7.375%, 01/01/2018,
                    Prerefunded 01/01/2002 @102
        2,500,000   New York State Local Government                    2,648,525
                    Assistance Corp. Series B,
                    6.00%, 04/01/2006,
                    Prerefunded 04/01/2002 @102


28  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,150,000   New York State Local Government                 $  2,290,309
                    Assistance Corp. Series B,
                    6.25%, 04/01/2021,
                    Prerefunded 04/01/2002 @102
        1,500,000   New York State Thruway Authority                   1,584,375
                    Service Contract, 6.25%, 04/01/2004,
                    Prerefunded 04/01/2002 @101
        5,490,000   New York State Power Authority                     5,691,867
                    Series CC, 5.00%, 01/01/2009,
                    Prerefunded 01/01/2003 @102
        1,955,000   New York State Power Authority                     2,026,886
                    Series CC, 5.00%, 01/01/2014,
                    Prerefunded 01/01/2003 @102
        3,625,000   New York City Health & Hospital Corp.              3,906,336
                    Series A, 6.30%, 02/15/2020,
                    Prerefunded 02/15/2003 @102
        2,070,000   New York State Medical Care                        2,156,443
                    Facilities Finance Agency,
                    Hospital & Nursing Home Insured
                    Mortgage, FHA,
                    6.35%, 02/15/2012,
                    Prerefunded 02/15/2003 @102
        1,460,000   New York State Medical Care                        1,509,144
                    Facilities Finance Agency,
                    Hospital & Nursing Home Revenue,
                    FHA, 6.125%, 02/15/2014,
                    Prerefunded 02/15/2004 @102
          830,000   New York State Medical Care                          837,985
                    Facilities Finance Authority,
                    Insured Mortgage Project Series A,
                    FHA, 5.40%, 08/15/2004,
                    Escrowed to Maturity
        2,800,000   New York State Thruway Authority                   2,995,020
                    General Revenue Series C,
                    5.75%, 01/01/2009,
                    Prerefunded 01/01/2005 @102
        1,925,000   New York State Local Government                    2,072,243
                    Assistance Corp. Series A,
                    5.90%, 04/01/2012,
                    Prerefunded 04/01/2005 @102
          900,000   New York City Series B,                              983,205
                    6.30%, 08/15/2008,
                    Prerefunded 08/15/2005 @101
        2,220,000   New York State Power Authority                     2,438,470
                    Series W, 6.50%, 01/01/2008,
                    Escrowed to Maturity
        4,670,000   Niagara Falls Bridge Commission,                   5,132,143
                    New York Toll Revenue,
                    6.30%, 10/01/2012,
                    Escrowed to Maturity
        1,600,000   New York City Series B,                            1,728,080
                    8.25%, 06/01/2017,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $233,776,242)                                                  234,129,629
                                                                    ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  34.77%
--------------------------------------------------------------------------------
        5,325,000   New York City Health & Hospital                 $  5,342,413
                    Corp. Series A, Connie Lee,
                    4.875%, 02/15/2000
        2,255,000   Nassau County, New York Series Q,                  2,278,046
                    FGIC, 5.00%, 08/01/2000
        1,335,000   Erie County, New York Series A,                    1,352,088
                    FGIC, 5.25%, 08/15/2000
        1,085,000   Erie County, New York Series B,                    1,098,888
                    FGIC, 5.25%, 08/15/2000
        6,798,000   Nassau County, New York Series C,                  6,873,526
                    FSA, 5.125%, 01/01/2001
        1,005,000   North Hempstead, New York Series A,                1,010,025
                    FGIC, 4.50%, 01/15/2001
        2,940,000   New York State Dormitory                           2,962,961
                    Authority, Columbia Presbyterian
                    Hospital Series A, FHA, AMBAC,
                    4.75%, 02/15/2001
        1,220,000   New York State Thruway Authority,                  1,226,978
                    Highway & Bridge Trust Fund
                    Series A, FGIC,
                    4.50%, 04/01/2001
        1,000,000   New York State Thruway Authority,                  1,027,170
                    Highway & Bridge Trust Fund
                    Series B, AMBAC,
                    6.00%, 04/01/2001
        1,490,000   Nassau County, New York Series B,                  1,497,241
                    AMBAC, 4.50%, 06/01/2001
        1,500,000   Chautauqua Lake Central School                     1,497,735
                    District, New York, FSA,
                    4.00%, 06/15/2001
        1,050,000   Taconic Hills Central School                       1,052,667
                    District, New York, FSA,
                    4.25%, 06/15/2001
        1,000,000   Longwood Central School District,                  1,009,830
                    New York, FSA, 4.75%, 06/15/2001
        2,440,000   New York State Dormitory                           2,456,080
                    Authority, Special Act School
                    Districts Program, FSA,
                    4.50%, 07/01/2001
        1,460,000   New York State Dormitory                           1,469,592
                    Authority, Good Samaritan
                    Hospital, Asset Guaranty,
                    4.75%, 07/01/2001
        1,180,000   Suffolk County, New York Series B,                 1,186,844
                    AMBAC, 4.50%, 08/15/2001
        7,159,000   Nassau County, New York Series D,                  7,296,310
                    FSA, 5.25%, 09/01/2001
        1,000,000   Buffalo, New York Series C, AMBAC,                   992,400
                    3.75%, 12/01/2001
        7,910,000   Nassau County, New York Series C,                  8,042,255
                    FSA, 5.125%, 01/01/2002
        2,425,000   Islip, New York Series C, FSA,                     2,451,966
                    4.75%, 01/15/2002


                        Schedule of Investments -- Municipal Bond Portfolios  29

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,050,000   Oyster Bay, New York, FSA,                      $  1,044,582
                    4.00%, 02/15/2002
        3,760,000   Nassau County, New York Series V,                  3,827,454
                    AMBAC, 5.125%, 03/01/2002
        1,950,000   New York State Dormitory Authority,                1,985,802
                    University of Rochester Series A,
                    MBIA, 5.00%, 07/01/2002
        1,805,000   Suffolk County, New York Series A,                 1,832,075
                    MBIA, 4.875%, 08/15/2002
        4,325,000   Port Authority of New York & New                   4,392,254
                    Jersey, Consolidated 119th Series,
                    FGIC, 5.00%, 09/15/2002
                    (Note C, p. 37)
        1,315,000   Suffolk County, New York Judicial                  1,339,735
                    Agency Facility Revenue Agreement,
                    John P. Cohalan Complex, AMBAC,
                    5.00%, 10/15/2002
        1,020,000   New York State Dormitory                           1,053,038
                    Authority Brookdale Hospital,
                    Secured Hospital Program Series J,
                    FSA, 5.50%, 02/15/2003
        1,340,000   New York State Dormitory                           1,538,789
                    Authority, City University Series D,
                    FGIC, 8.75%, 07/01/2003
          910,000   Niagara Frontier Authority, New                      923,086
                    York Airport Revenue, Greater
                    Buffalo International Airport,
                    AMBAC, AMT,
                    5.75%, 04/01/2004
        3,615,000   New York State Project Finance                     3,645,041
                    Agency, HUD Section 236-Series A,
                    FSA, 4.95%, 11/01/2006
        2,025,000   New York State Urban Development                   2,046,910
                    Corp., Correctional Facilities
                    Series A, AMBAC,
                    5.00%, 01/01/2007
        2,000,000   Suffolk County, New York,                          2,138,900
                    Southwest Sewer District, MBIA,
                    6.00%, 02/01/2007
        1,810,000   New York State Local Government                    1,940,573
                    Assistance Corp. Series A, AMBAC,
                    6.00%, 04/01/2007
        2,000,000   New York State Dormitory Authority,                2,069,920
                    State University Series B,
                    FGIC, 5.375%, 05/15/2007
        4,000,000   Westchester County Industrial                      4,179,640
                    Development Agency, New York
                    Resource Recovery Revenue Series A,
                    AMBAC, 5.60%, 07/01/2007
        1,000,000   MTA, New York Commuter Facilities                  1,075,380
                    Series A, MBIA,
                    6.00%, 07/01/2007
        2,400,000   MTA, New York Transit Facilities                   2,626,968
                    Series K, MBIA,
                    6.30%, 07/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,880,000   Yonkers, New York Series C,                     $  2,902,061
                    AMBAC, 5.00%, 08/01/2007
        3,560,000   New York City Transportation                       3,685,989
                    Authority, Certificates of
                    Participation Series A, AMBAC,
                    5.50%, 01/01/2008
        1,265,000   New York State Urban Development                   1,314,107
                    Corp., Correctional Facilities
                    Series A, AMBAC,
                    5.50%, 01/01/2008
        1,345,000   Babylon, New York Series A, AMBAC,                 1,726,025
                    9.20%, 01/15/2008
        6,130,000   New York State Dormitory                           6,062,999
                    Authority, Insured Mortgage
                    Hospital, Sound Shore Medical
                    Center, FHA, MBIA,
                    4.35%, 02/01/2008 (Note D, p. 37)
        2,000,000   MTA, New York Dedicated Tax Fund                   2,024,720
                    Series A, MBIA,
                    5.10%, 04/01/2008
        2,300,000   New York State Dormitory                           2,392,598
                    Authority, State University
                    Series A, AMBAC,
                    5.50%, 05/15/2008
        1,000,000   Suffolk County, New York,                          1,012,500
                    Waterworks Authority, MBIA,
                    5.10%, 06/01/2008
        1,485,000   New York State Dormitory Authority,                1,490,762
                    New York University Series B,
                    MBIA, 5.00%, 07/01/2008
        1,910,000   MTA, New York Transit Facilities                   2,021,334
                    Service Contract Series O, AMBAC,
                    5.75%, 07/01/2008
        4,575,000   New York State Series B, AMBAC,                    4,781,104
                    5.625%, 08/15/2008
        1,000,000   New York State Thruway Authority,                  1,015,450
                    Highway & Bridge Trust Fund
                    Series A, MBIA,
                    5.25%, 04/01/2009
        2,165,000   New York State Thruway Authority,                  2,205,139
                    Highway & Bridge Trust Fund
                    Series B, MBIA,
                    5.30%, 04/01/2009
        4,055,000   New York State Dormitory Authority,                4,207,995
                    State University Series A,
                    FGIC, 5.50%, 05/15/2009
        1,175,000   New York City Municipal Water                      1,238,920
                    Finance Authority Series A, MBIA,
                    5.75%, 06/15/2009
        3,630,000   New York State Dormitory                           3,800,973
                    Authority, City University Series A,
                    AMBAC, 5.75%, 07/01/2009
        2,000,000   New York State Dormitory                           2,094,200
                    Authority, City University Series A,
                    FSA, 5.75%, 07/01/2009


30  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,125,000   Nassau County, New York Combined                $  1,204,526
                    Sewer Districts Series A, AMBAC,
                    6.00%, 07/01/2009
        1,495,000   MTA, New York Commuter Facilities                  1,620,431
                    Series A, MBIA,
                    6.10%, 07/01/2009
        1,550,000   Babylon, New York Waste Facilities,                2,016,519
                    FGIC, 9.00%, 08/01/2009
        1,000,000   Hempstead Town Industrial                            999,930
                    Development Agency, New York,
                    American Ref-Fuel Co. Project,
                    MBIA, 5.00%, 12/01/2009
        1,090,000   Nassau County, New York Series G,                  1,109,707
                    MBIA, 5.40%, 01/15/2010
        1,000,000   New York State Local Government                      999,590
                    Assistance Corp. Series A, AMBAC,
                    5.125%, 04/01/2010
        2,000,000   New York City Series J, MBIA,                      2,012,820
                    5.25%, 05/15/2010
        1,120,000   Nassau County, New York Combined                   1,150,072
                    Sewer Districts Series A, AMBAC,
                    5.50%, 07/01/2010
        1,000,000   New York State Dormitory Authority,                1,076,190
                    State University Series A,
                    AMBAC, 6.00%, 07/01/2010
        4,390,000   Port Authority of New York & New                   4,389,780
                    Jersey 105th Series, MBIA, AMT,
                    5.25%, 09/01/2010
       15,840,000   Long Island Power Authority, New                  16,400,102
                    York Electric Systems General
                    Revenue Series A, AMBAC,
                    5.50%, 12/01/2010 (Note E, p. 37)
        7,355,000   Triborough Bridge & Tunnel                         7,354,412
                    Authority, New York Special
                    Obligation Series A, FGIC,
                    5.25%, 01/01/2011
        6,600,000   Long Island Power Authority, New                   6,529,446
                    York Electric Systems General
                    Revenue, MBIA,
                    5.125%, 04/01/2011
        1,040,000   MTA, New York Dedicated Tax Fund                   1,035,559
                    Series A, FSA,
                    5.25%, 04/01/2011
        2,060,000   New York State Thruway Authority,                  2,059,980
                    Highway & Bridge Trust Fund
                    Series C, FGIC, 5.25%, 04/01/2011
        1,000,000   Suffolk County, New York Series E,                 1,001,700
                    FGIC, 5.25%, 04/01/2011
        1,700,000   New York State Thruway Authority,                  1,725,483
                    Highway & Bridge Trust Fund
                    Series B, FGIC,
                    5.375%, 04/01/2011
        7,350,000   New York State Thruway Authority,                  7,556,388
                    Highway & Bridge Trust Fund
                    Series A, FGIC,
                    5.50%, 04/01/2011

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,585,000   Oneida-Herkimer, New York Solid                 $  2,629,048
                    Waste Management Systems, FSA,
                    5.50%, 04/01/2011
        3,940,000   MTA, New York Dedicated Tax Fund                   4,312,291
                    Series A, MBIA,
                    6.25%, 04/01/2011
        1,600,000   New York City Municipal Water                      1,606,368
                    Finance Authority Series B, FSA,
                    5.25%, 06/15/2011
        1,000,000   New York State Environmental                       1,078,450
                    Facilities Corp., Pollution
                    Control, State Revolving Fund
                    Series E, MBIA,
                    6.00%, 06/15/2011
        3,415,000   New York State Dormitory                           3,340,621
                    Authority, New York University
                    Series A, MBIA,
                    5.00%, 07/01/2011
        1,000,000   New York State Dormitory                             999,920
                    Authority, Ithaca College, AMBAC,
                    5.25%, 07/01/2011
        1,085,000   New York State Dormitory                           1,084,913
                    Authority, New York Medical
                    College, MBIA,
                    5.25%, 07/01/2011
        1,000,000   Nassau County, New York Series A,                  1,065,010
                    AMBAC, 6.00%, 07/01/2011
        8,620,000   New York City Series G, MBIA,                      8,604,311
                    5.25%, 08/01/2011
        1,320,000   New York City Series J, MBIA,                      1,317,598
                    5.25%, 08/01/2011
        2,725,000   New York City Educational                          2,777,020
                    Construction Fund, MBIA,
                    5.50%, 10/01/2011
        1,540,000   New York State Dormitory                           1,618,047
                    Authority, New York University
                    Series A, MBIA,
                    5.75%, 07/01/2012
        1,000,000   Nassau County, New York Series A,                  1,065,100
                    FGIC, 6.00%, 07/01/2012
        1,630,000   Islip, New York Resource Recovery                  1,725,078
                    Agency Revenue Series B, AMBAC,
                    AMT, 6.125%, 07/01/2012
        6,940,000   New York City Series J, FGIC,                      6,939,445
                    5.35%, 08/01/2012
        1,000,000   New York State Dormitory Authority,                  986,150
                    Mental Health Services Facilities,
                    MBIA, 5.25%, 08/15/2012
        1,850,000   New York State Dormitory                           1,786,767
                    Authority, Municipal Health
                    Facilities Series 1, FSA,
                    5.125%, 01/15/2013
        1,110,000   New York State Dormitory                           1,088,011
                    Authority, Mental Health Services
                    Facilities Series D, MBIA,
                    5.25%, 02/15/2013


                        Schedule of Investments -- Municipal Bond Portfolios  31

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   New York City Municipal Water                   $  1,054,400
                    Finance Authority Series A, AMBAC,
                    5.875%, 06/15/2013
        1,135,000   New York State Dormitory                           1,168,108
                    Authority, City University System
                    Consolidated 3rd Generation
                    Series 1, FSA,
                    5.75%, 07/01/2013 (Note C, p. 37)
        1,000,000   Nassau County, New York Series A,                  1,060,570
                    FGIC, 6.00%, 07/01/2013
        1,195,000   Yonkers, New York Series A, AMBAC,                 1,171,542
                    5.25%, 12/01/2013
        1,140,000   New York State Dormitory                           1,102,973
                    Authority, Brookdale Hospital
                    Secured Hospital System, MBIA,
                    5.20%, 02/15/2014
        1,000,000   New York State Urban Development                     959,980
                    Corp. Community Enhancement
                    Facilities, AMBAC,
                    5.125%, 04/01/2014
        8,575,000   New York State Thruway Authority                   8,379,490
                    Highway & Bridge Trust Fund
                    Series B, FGIC,
                    5.25%, 04/01/2014
        1,095,000   Clifton Park, New York Water                       1,030,001
                    Authority, FGIC, 5.00%, 10/01/2014
        8,265,000   New York State Dormitory                           7,832,245
                    Authority, Municipal Health
                    Facilities Improvement Project
                    Series 1, FSA,
                    5.125%, 01/15/2015
        1,050,000   New York State Medical Care                        1,143,660
                    Facilities Finance Authority,
                    Mental Health Services, MBIA,
                    6.15%, 02/15/2015
        1,335,000   New York State Local Government                    1,255,394
                    Assistance Corp. Series A, FGIC,
                    5.00%, 04/01/2015
        1,355,000   Port Authority of New York & New                   1,277,589
                    Jersey Consolidated 117th Series,
                    FGIC, AMT, 5.125%, 11/15/2015
        6,450,000   Long Island Power Authority, New                   5,996,178
                    York Electric Systems General
                    Revenue Series A, FSA,
                    5.00%, 12/01/2015
        2,330,000   New York State Urban Development                   2,241,157
                    Corp., Correctional Facilities
                    Series B, AMBAC,
                    5.25%, 01/01/2016
        1,000,000   New York State Dormitory                             953,320
                    Authority, North General
                    Hospital, Secured Hospital
                    Program Series G, MBIA,
                    5.20%, 02/15/2016

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,985,000   New York State Dormitory                        $  2,096,319
                    Authority, New York State
                    University Series A, MBIA,
                    6.00%, 07/01/2017
        8,165,000   Triborough Bridge & Tunnel                         7,566,260
                    Authority, New York Special
                    Obligation Series A, MBIA,
                    5.125%, 01/01/2018
        3,060,000   New York State Dormitory Authority,                3,222,517
                    New York University Series A,
                    MBIA, 6.00%, 07/01/2018
        3,520,000   New York State Dormitory Authority,                3,708,179
                    New York University Series A,
                    MBIA, 6.00%, 07/01/2019
        1,365,000   New York State Dormitory Authority,                1,391,481
                    New York University Series A,
                    MBIA, 5.75%, 07/01/2020
        1,505,000   New York State Energy Research &                   1,550,060
                    Development Authority, Con Edison
                    Facilities, AMBAC,
                    6.75%, 01/15/2027
                                                                    ------------
Total Insured (Cost $298,060,144)                                    294,190,244
                                                                    ------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            23.64%
--------------------------------------------------------------------------------
State General Obligations: 0.44%
        1,000,000   New York State Series D,                           1,005,110
                    4.50%, 07/15/2000
        1,670,000   New York State Series C,                           1,680,905
                    4.50%, 10/01/2000
        1,000,000   Puerto Rico Commonwealth,                          1,040,970
                    7.00%, 07/01/2001
                                                                    ------------
Total State General Obligations
(Cost $3,724,029)                                                      3,726,985
                                                                    ------------
Local General Obligations: 6.11%
        2,000,000   New York City Series B,                            2,022,140
                    7.40%, 02/01/2000
        1,000,000   Orange County, New York,                           1,006,820
                    4.625%, 07/15/2000
        8,420,000   New York City Series L,                            8,516,072
                    5.25%, 08/01/2000
          780,000   New York City Series A,                              793,268
                    6.00%, 08/01/2000
          155,000   New York City Series D,                              158,097
                    7.875%, 08/01/2000
        1,050,000   Manhasset Union Free School                        1,089,575
                    District, New York,
                    7.30%, 01/01/2001
        3,105,000   Monroe County, New York,                           3,112,731
                    4.25%, 06/01/2001
          615,000   New York City Series C,                              644,815
                    6.30%, 08/01/2002
        1,180,000   New York City Series D,                            1,211,235
                    5.40%, 02/15/2003


32  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,015,000   New York City Series B,                         $  1,091,693
                    6.75%, 08/15/2003
        4,315,000   New York City Series B,                            4,675,346
                    7.50%, 02/01/2004
        1,000,000   Westchester County, New York,                      1,119,340
                    7.10%, 12/01/2004
        1,000,000   New York City Series C,                            1,038,530
                    5.60%, 02/01/2005
        1,310,000   New York City Series G,                            1,371,989
                    5.75%, 02/01/2006
        1,000,000   New York City Series I,                            1,073,470
                    6.25%, 04/15/2006
        1,300,000   Westchester County, New York                       1,454,843
                    Series A, 6.75%, 02/01/2007
        7,575,000   New York City Series F,                            7,832,020
                    5.50%, 08/01/2007
        4,455,000   New York City Series B,                            4,774,424
                    6.30%, 08/15/2008
        2,600,000   Onondaga County, New York,                         2,742,194
                    5.70%, 04/01/2009
        2,040,000   Onondaga County, New York,                         2,143,550
                    5.70%, 04/01/2010
        1,000,000   Orange County, New York,                           1,078,200
                    6.00%, 11/15/2010
        2,600,000   Onondaga County, New York,                         2,722,824
                    5.70%, 04/01/2011
                                                                    ------------
Total Local General Obligations
(Cost $50,170,762)                                                    51,673,176
                                                                    ------------
Tax Lease: 9.78%
        1,550,000   New York State Urban Development                   1,552,806
                    Corp., Correctional Facilities,
                    5.00%, 01/01/2000
        1,000,000   New York State Certificates of                     1,000,840
                    Participation, 4.375%, 02/01/2000
          525,000   New York State Energy Research &                     529,772
                    Development Authority, Western
                    New York Nuclear Service Center
                    Project, 6.00%, 04/01/2000
        5,380,000   New York State Certificates of                     5,400,175
                    Participation, 4.50%, 09/01/2000
        1,000,000   New York State Urban Development                   1,009,010
                    Corp. Correctional Facilities
                    Series B, 5.00%, 01/01/2001
        1,900,000   New York State Dormitory Authority,                1,912,559
                    North General Hospital, Secured
                    Hospital Program Series G,
                    5.00%, 02/15/2001
        1,100,000   New York State Dormitory Authority,                1,102,112
                    Community Enhancement Facilities
                    Series B, 4.375%, 04/01/2001
        1,735,000   New York State Urban Development                   1,741,437
                    Corp. Community Enhancement
                    Facilities Series A,
                    4.50%, 04/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,315,000   New York State Dormitory                        $  1,327,874
                    Authority, Service Contract
                    Series C, 5.15%, 04/01/2001
                    (Note C, p. 37)
        3,505,000   MTA, New York Commuter Facilities                  3,563,498
                    Service Contract Series O,
                    5.25%, 07/01/2001
        1,920,000   MTA, New York Transit Facilities                   1,952,045
                    Service Contract Series O,
                    5.25%, 07/01/2001
        4,145,000   New York State Certificates of                     4,138,327
                    Participation, 4.25%, 08/01/2001
        3,820,000   New York State Dormitory                           3,846,817
                    Authority, Jamaica Hospital
                    Secured Hospital Progam,
                    5.00%, 02/15/2002
        2,665,000   New York State Dormitory                           2,683,708
                    Authority, Wyckoff Heights
                    Hospital Secured Hospital Program,
                    5.00%, 02/15/2002
        2,615,000   New York State Dormitory                           2,618,635
                    Authority, Community Enhancement
                    Facilities Series B, 4.50%, 04/01/2002
        2,700,000   New York State Urban Development                   2,703,753
                    Corp., Community Enhancement
                    Facilities Series A, 4.50%, 04/01/2002
        2,345,000   New York State Dormitory                           2,374,664
                    Authority, Service Contract
                    Series C, 5.15%, 04/01/2002
                    (Note C, p. 37)
        3,900,000   New York State Dormitory                           3,955,458
                    Authority, City University
                    Systems Consolidated Series 1,
                    5.00%, 07/01/2002
        1,000,000   New York State Medical Care                        1,044,970
                    Facilities Finance Agency Mental
                    Health Services Series F,
                    6.00%, 02/15/2003
          720,000   New York State Medical Care                          756,821
                    Facilities Finance Authority,
                    Mental Health Services Series F,
                    6.20%, 02/15/2003
        1,335,000   New York State Dormitory                           1,356,053
                    Authority, Service Contract
                    Series C, 5.25%, 04/01/2003
                    (Note C, p. 37)
        2,000,000   New York State Thruway Authority                   2,090,380
                    Service Contract, 6.20%, 04/01/2003
        1,000,000   Puerto Rico Commonwealth Urban                     1,022,500
                    Renewal & Housing Corp.,
                    7.875%, 10/01/2004
        2,000,000   New York State Urban Development                   2,110,780
                    Corp., Correctional Facilities
                    Series 5, 6.00%, 01/01/2005


                        Schedule of Investments -- Municipal Bond Portfolios  33

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,165,000   MTA, New York Transit Facilities                $  1,194,416
                    Service Contract, 5.30%, 07/01/2005
        1,020,000   New York State Dormitory                           1,066,012
                    Authority, City University Series A,
                    5.70%, 07/01/2005
        1,780,000   New York State Dormitory                           1,860,296
                    Authority, City University Series D,
                    5.70%, 07/01/2005
        1,000,000   New York State Urban Development                   1,019,080
                    Corp., Correctional Facilities
                    Series 4, 5.25%, 01/01/2006
        1,645,000   MTA, New York Transit Facilities                   1,692,540
                    Service Contract, 5.40%, 07/01/2006
        1,250,000   MTA, New York Transit Facilities                   1,285,625
                    Service Contract, 5.45%, 07/01/2007
        3,510,000   New York State Dormitory                           3,676,936
                    Authority, City University Series 2,
                    5.75%, 07/01/2007
        2,980,000   New York State Dormitory                           3,265,126
                    Authority, Mental Health Services,
                    6.50%, 02/15/2008
        1,905,000   New York State Thruway Authority                   1,893,989
                    Service Contract, 5.125%, 04/01/2008
        1,505,000   New York State Dormitory                           1,563,500
                    Authority, Mental Health Services,
                    5.70%, 02/15/2009
        1,505,000   New York State Dormitory                           1,651,948
                    Authority, Mental Health Services,
                    6.50%, 02/15/2009
        2,215,000   New York State Urban Development                   2,298,793
                    Corp., Correctional Facilities
                    Series A, 5.70%, 04/01/2009
        1,125,000   New York State Dormitory                           1,164,634
                    Authority, City University Series A,
                    5.75%, 07/01/2009
        1,490,000   Triborough Bridge & Tunnel                         1,578,625
                    Authority, New York Convention
                    Center Series E, 6.00%, 01/01/2011
        1,000,000   New York State Dormitory                             985,620
                    Authority, Westchester County
                    Court Facilities, AMBAC,
                    5.125%, 08/01/2012
        3,890,000   New York State Dormitory                           3,763,147
                    Authority, Westchester County
                    Court Facilities, AMBAC,
                    5.25%, 08/01/2016
        1,000,000   New York State Dormitory                             954,270
                    Authority, Westchester County
                    Court Facilities, AMBAC,
                    5.25%, 08/01/2017
                                                                    ------------
Total Tax Lease (Cost $81,656,661)                                    82,709,551
                                                                    ------------
Special Tax: 7.31%
        5,880,000   MAC New York Series I,                             5,934,037
                    5.00%, 07/01/2000

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        3,940,000   MAC New York Series L,                          $  3,983,300
                    5.25%, 07/01/2000
        4,400,000   MAC New York Series E,                             4,456,276
                    5.50%, 07/01/2000
        3,720,000   MAC New York Series G,                             3,767,579
                    5.50%, 07/01/2000
        1,630,000   MAC New York Series H,                             1,653,179
                    5.00%, 07/01/2001
        1,000,000   MAC New York Series N,                             1,014,220
                    5.00%, 07/01/2001
        2,000,000   MAC New York Series J,                             2,036,740
                    5.25%, 07/01/2001
        4,935,000   MAC New York Series E,                             5,046,136
                    5.50%, 07/01/2001
        2,140,000   MAC New York Series J,                             2,206,640
                    5.50%, 07/01/2002
        4,120,000   MAC New York Series L,                             4,419,606
                    6.00%, 07/01/2007
        3,035,000   New York State Local Government                    3,251,456
                    Assistance Corp. Series A,
                    6.00%, 04/01/2008
        2,280,000   MAC New York Series M,                             2,371,177
                    5.50%, 07/01/2008
        2,440,000   MAC New York Series L,                             2,617,974
                    6.00%, 07/01/2008
        8,095,000   New York City Transitional                         7,999,398
                    Finance Authority Series C,
                    5.25%, 05/01/2012
        1,740,000   New York State Local Government                    1,716,754
                    Assistance Corp. Series D,
                    5.375%, 04/01/2014
        5,355,000   New York State Local Government                    5,585,961
                    Assistance Corp. Series E,
                    6.00%, 04/01/2014
        2,775,000   New York City Transitional                         2,695,135
                    Finance Authority Series C,
                    5.25%, 05/01/2014
        1,185,000   New York City Transitional                         1,113,853
                    Finance Authority Series B,
                    5.125%, 11/01/2015
                                                                    ------------
Total Special Tax (Cost $62,047,734)                                  61,869,421
                                                                    ------------
Total Tax Supported (Cost $197,599,186)                              199,979,133
                                                                    ------------

--------------------------------------------------------------------------------
REVENUE:                                                                  13.31%
--------------------------------------------------------------------------------
Airport Revenue: 0.53%
        1,300,000   Denver City & County, Colorado                     1,395,381
                    Airport Revenue Series B, AMT,
                    7.25%, 11/15/2005
        1,495,000   New York City Industrial Development               1,557,087
                    Agency, Special Facilities Revenue,
                    Terminal One Group Association
                    Limited Partnership Project, AMT,
                    6.00%, 01/01/2007


34  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
          310,000   Denver City & County, Colorado                  $    338,818
                    Airport Revenue Series A, AMT,
                    8.875%, 11/15/2012
        1,000,000   Denver City & County, Colorado                     1,176,490
                    Airport Revenue Series D, AMT,
                    7.75%, 11/15/2013
                                                                    ------------
Total Airport Revenue (Cost $4,147,801)                                4,467,776
                                                                    ------------
Electric Revenue: 2.78%
        1,405,000   Virgin Islands Water & Power                       1,413,711
                    Authority, Electric Systems
                    Revenue, 5.00%, 07/01/2000
        2,070,000   Long Island Power Authority,                       2,071,987
                    New York Electric Systems
                    General Revenue Series A,
                    4.10%, 12/01/2000
        9,045,000   Long Island Power Authority,                       9,033,332
                    New York Electric Systems
                    General Revenue, 4.25%, 04/01/2001
        1,595,000   Virgin Islands Water & Power                       1,606,500
                    Authority, Electric System
                    Revenue, 5.00%, 07/01/2001
        4,650,000   Long Island Power Authority,                       4,735,886
                    New York Electric Systems
                    General Revenue Series A,
                    5.25%, 12/01/2001
        4,560,000   Long Island Power Authority,                       4,613,078
                    New York Electric Systems
                    General Revenue, 5.00%, 04/01/2002
                                                                    ------------
Total Electric Revenue (Cost $23,661,204)                             23,474,494
                                                                    ------------
Health Care Revenue: 0.97%
        1,410,000   New York State Medical Care                        1,471,208
                    Facilities Finance Authority,
                    Hospital & Nursing Home Insured
                    Mortgage, FHA, 5.875%, 02/15/2005
        1,000,000   New York State Dormitory                           1,018,150
                    Authority, St. John's Nursing
                    Home, FHA, 5.35%, 02/01/2006
        3,945,000   New York State Medical Care                        4,091,478
                    Facilities Finance Agency,
                    Hospital & Nursing Home Insured
                    Mortgage Series C,
                    6.25%, 08/15/2012
        1,610,000   New York State Medical Care                        1,664,192
                    Facilities Finance Agency,
                    Hospital & Nursing Home Insured
                    Mortgage Series A, FHA,
                    6.125%, 02/15/2014
                                                                    ------------
Total Health Care Revenue (Cost $8,260,677)                            8,245,028
                                                                    ------------
Higher Education Revenue: 0.64%
          705,000   Cattaraugus County, New York                         704,662
                    Industrial Development Agency
                    Civic Facility Revenue, St.
                    Bonaventure University Series B,
                    4.50%, 09/15/2000

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   New York State Dormitory                        $  1,016,070
                    Authority, Columbia University,
                    5.00%, 07/01/2001
        1,000,000   New York State Dormitory                           1,054,590
                    Authority, Columbia University,
                    5.625%, 07/01/2006
        1,290,000   New York State Dormitory                           1,370,909
                    Authority, Columbia University,
                    5.75%, 07/01/2007
        1,250,000   New York State Dormitory                           1,264,637
                    Authority, Columbia University,
                    5.375%, 07/01/2011
                                                                    ------------
Total Higher Education Revenue
(Cost $5,285,911)                                                      5,410,868
                                                                    ------------
Toll Revenue: 3.28%
        8,855,000   Triborough Bridge & Tunnel                         8,878,288
                    Authority, New York Toll Revenue
                    Series A, 5.00%, 01/01/2000
          725,000   Triborough Bridge & Tunnel                           766,028
                    Authority, New York Toll Revenue
                    Series Y, 5.80%, 01/01/2006
        3,105,000   Triborough Bridge & Tunnel                         3,438,943
                    Authority, New York Toll Revenue
                    Series X, 6.60%, 01/01/2010
        1,000,000   New York State Thruway Authority,                    997,400
                    General Revenue Series E,
                    5.25%, 01/01/2011
        2,370,000   Triborough Bridge & Tunnel                         2,283,637
                    Authority, New York Toll Revenue
                    Series A, 5.00%, 01/01/2012
        1,960,000   Triborough Bridge & Tunnel                         2,078,796
                    Authority, New York Toll Revenue
                    Series Y, 6.00%, 01/01/2012
        9,370,000   Triborough Bridge & Tunnel                         9,312,374
                    Authority, New York Toll Revenue
                    Series Y, 5.50%, 01/01/2017
                                                                    ------------
Total Toll Revenue (Cost $28,394,232)                                 27,755,466
                                                                    ------------
Water/Sewer Revenue: 4.31%
        1,345,000   New York City Municipal Water                      1,405,189
                    Finance Authority Series A,
                    6.60%, 06/15/2002
        2,510,000   New York State Environmental                       2,679,576
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 92-B,
                    6.25%, 09/15/2005
        2,510,000   New York State Environmental                       2,686,428
                    Facilities Corp., Pollution Control
                    Revenue, State Revolving Fund
                    Series 92-B, 6.35%, 09/15/2006
        1,000,000   Ulster County Resource Recovery                    1,027,820
                    Agency, New York Solid Waste
                    System, 5.90%, 03/01/2007


                        Schedule of Investments -- Municipal Bond Portfolios  35

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   New York State Environmental                    $  1,055,520
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund, New York City Municipal
                    Water Finance Authority Series 94-A,
                    5.75%, 06/15/2007
        1,885,000   New York State Environmental                       2,020,173
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund, New York City Municipal
                    Water Finance Authority Series 97-D,
                    6.00%, 06/15/2007
        2,975,000   New York State Environmental                       3,036,642
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-A,
                    5.20%, 05/15/2008
        3,085,000   New York State Environmental                       3,152,623
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-A,
                    5.30%, 05/15/2009
        1,485,000   New York City Municipal Water                      1,588,445
                    Finance Authority Series A,
                    6.00%, 06/15/2009
          780,000   New York State Environmental                         797,027
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-A,
                    5.40%, 05/15/2010
        3,865,000   New York State Environmental                       3,833,075
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 96-A,
                    4.95%, 06/15/2010
        3,800,000   New York State Environmental                       3,878,508
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 95-B,
                    5.50%, 06/15/2010
        1,000,000   New York City Municipal Water                      1,066,600
                    Finance Authority Series A,
                    6.00%, 06/15/2010
        4,680,000   New York State Environmental                       4,890,507
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund, New York City Municipal
                    Water Finance Authority Series 94-A,
                    5.75%, 06/15/2011
        1,000,000   New York State Environmental                       1,041,130
                    Facilities Corp. Pollution
                    Control Revenue, State Revolving
                    Fund Series 90-A,
                    7.50%, 06/15/2012

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,015,000   New York State Environmental                    $    980,439
                    Facilities Corp., Pooled Loan,
                    Pollution Control Revenue, State
                    Revolving Fund Series 96-A,
                    5.20%, 12/15/2015
        1,440,000   New York State Environmental                       1,342,858
                    Facilities Corp., Pooled Loan,
                    State Revolving Funds Series D,
                    5.15%, 10/15/2019
                                                                    ------------
Total Water/Sewer Revenue
(Cost $35,506,797)                                                    36,482,560
                                                                    ------------
Miscellaneous Revenue: 0.80%
        1,000,000   Port Authority of New York & New                   1,006,220
                    Jersey, Consolidated 112th Series,
                    4.50%, 12/01/2000
        3,495,000   Battery Park City Authority, New                   3,670,729
                    York Revenue Series A,
                    6.00%, 11/01/2003
        1,000,000   Port Authority of New York & New                     988,840
                    Jersey, Consolidated 91st Series,
                    5.125%, 11/15/2011
        1,000,000   Port Authority of New York & New                   1,080,920
                    Jersey, Consolidated 72nd Series,
                    7.35%, 10/01/2027
                                                                    ------------
Total Miscellaneous Revenue (Cost $6,685,271)                          6,746,709
                                                                    ------------
Total Revenue (Cost $111,941,893)                                    112,582,901
                                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                     0.06%
--------------------------------------------------------------------------------
Housing: 0.06%
          475,000   New York State Mortgage Agency,                      478,216
                    Homeowner Mortgage Series 28,
                    6.45%, 10/01/2020
                                                                    ------------
Total Housing (Cost $481,157)                                            478,216
                                                                    ------------
Total Asset-Backed Security (Cost $481,157)                              478,216
                                                                    ------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $843,258,622)                    99.62%     $842,760,123
(Note F, p. 37)
Cash and Other Assets, Less Liabilities                   0.38         3,210,257
                                                       -------      ------------
Net Assets (Equivalent to $13.36
per share based on 63,315,139
shares of capital stock outstanding)                   100.00%      $845,970,380
                                                       =======      ============


36  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     AMBAC - AMBAC Indemnity Corporation
     Connie Lee - Connie Lee Insurance Company
     FGIC - Financial Guaranty Insurance Company
     FSA - Financial Security Assurance, Inc.
     MBIA - Municipal Bond Investors Assurance Corporation
     Other abbreviations:
     AMT - Subject to Alternative Minimum Tax
     FHA - Federal Housing Administration
(B) $6,250,000 principal amount segregated as collateral for when-issued securities
(C)  When-issued security
(D) $2,000,000 principal amount segregated as collateral for when-issued securities
(E) $6,250,000 principal amount segregated as collateral for when-issued securities
(F) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         Diversified Municipal Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE:                                      0.82%
--------------------------------------------------------------------------------
        1,400,000   Delaware State Economic                         $  1,400,000
                    Development Authority,
                    Delmarva Power & Light Co.
                    Project, Daily Floater, Putable
                    Daily, 3.95%, 10/01/2017
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $1,400,000)                                                      1,400,000
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     13.71%
--------------------------------------------------------------------------------
        1,100,000   New York State Medical Care                        1,160,104
                    Facilities Finance Agency, Mental
                    Health Service Facilities Series B,
                    7.875%, 08/15/2020,
                    Prerefunded 08/15/2000 @102
        1,500,000   Houston, Texas Water & Sewer                       1,589,625
                    Systems Revenue, MBIA,
                    7.40%, 12/01/2018,
                    Prerefunded 12/01/2000 @102
        3,120,000   Pennsylvania State Refunding                       3,261,960
                    Projects First Series A,
                    6.75%, 01/01/2005,
                    Prerefunded 01/01/2001 @101.50
        2,850,000   Pennsylvania State Refunding                       2,979,675
                    Projects First Series A,
                    6.75%, 01/01/2011,
                    Prerefunded 01/01/2001 @101.50
        1,200,000   Washington Public Power Supply                     1,268,508
                    Systems, Nuclear Project Number 2
                    Series C, 7.375%, 07/01/2011,
                    Prerefunded 01/01/2001 @102
        1,000,000   Richmond, Virginia Series A,                       1,045,030
                    6.25%, 01/15/2021,
                    Prerefunded 01/15/2001 @102
        2,450,000   New York State Local Government                    2,607,216
                    Assistance Corp. Series A,
                    7.25%, 04/01/2018,
                    Prerefunded 04/01/2001 @102
        1,000,000   New York State Local Government                    1,064,170
                    Assistance Corp. Series B,
                    7.25%, 04/01/2005,
                    Prerefunded 04/01/2001 @102
        3,000,000   New York State Urban Development                   3,203,250
                    Corp., 7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        3,500,000   Massachusetts Consolidated Loan                    3,606,295
                    Series A, 6.00%, 06/01/2011,
                    Prerefunded 06/01/2001 @100

*See Note 1, page 26 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  37

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,500,000   Philadelphia, Pennsylvania Water                $  1,615,575
                    & Sewer Revenue Sixteenth Series,
                    7.50%, 08/01/2010,
                    Prerefunded 08/01/2001 @102
                                                                    ------------
Total Prerefunded/Escrowed (Cost $23,479,326)                         23,401,408
                                                                   ------------

--------------------------------------------------------------------------------
INSURED:  26.91%
--------------------------------------------------------------------------------
          885,000   Belmont County, Ohio Health                          885,664
                    Systems Revenue, East Ohio
                    Regional Hospital, ACA,
                    4.20%, 01/01/2000
        1,625,000   Clark County School District,                      1,654,672
                    Nevada, FGIC,
                    6.50%, 06/15/2000
        1,880,000   Maricopa County School District                    1,905,399
                    No. 97, Arizona Project of 1996
                    Series G, FSA,
                    5.60%, 07/01/2000
        1,625,000   Worcester, Massachusetts, MBIA,                    1,645,524
                    5.25%, 08/01/2000
        1,770,000   Washington State Health Care                       1,785,240
                    Facilities Authority Revenue,
                    Virginia Mason Medical Center
                    Series A, MBIA,
                    4.75%, 08/15/2000
        1,375,000   Hatboro-Horsham School District,                   1,378,520
                    Pennsylvania Series A, FSA,
                    4.00%, 09/15/2000
        2,065,000   South Carolina Transportation                      2,085,464
                    Infrastructure Revenue Series A,
                    MBIA, 4.75%, 10/01/2000
        1,750,000   Michigan State Building Authority                  1,771,543
                    Revenue, Facilities Program
                    Series I, AMBAC,
                    5.00%, 10/01/2000
        1,000,000   North East Independent School                      1,021,440
                    District, Texas, PSF Guaranteed,
                    6.00%, 10/01/2000
        6,100,000   Ohio State Public Facilities                       6,131,842
                    Commission, Higher Education
                    Capital Facilities Series 2-A,
                    AMBAC, 4.25%, 12/01/2000
        5,080,000   Carrollton & Henderson Public                      5,101,590
                    Energy Authority, Kentucky Trust
                    Series A, FSA,
                    4.50%, 01/01/2001
        1,000,000   Jefferson County Board of                          1,006,250
                    Education, Alabama School
                    Refunding Series A, FSA,
                    4.50%, 02/15/2001
        1,790,000   Knox County, Ohio Hospital                         1,779,725
                    Facilities Revenue, Knox
                    Community Hospital, Asset
                    Guaranty, 4.00%, 06/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,000,000   Washoe County School District,                  $  1,002,010
                    Nevada, FGIC,
                    4.25%, 06/01/2001
        3,055,000   Tempe High School District No.                     3,103,055
                    213, Arizona Project of 1998
                    Series B, FSA,
                    5.00%, 07/01/2001
        2,410,000   Arizona State Transportation                       2,461,911
                    Board Excise Tax Revenue,
                    Maricopa County Regional Area
                    Road Series A, AMBAC,
                    5.40%, 07/01/2001
        5,000,000   Municipal Tax Exempt Trust,                        4,978,750
                    Certificate Class A-2, MBIA,
                    3.60%, 07/06/2001
        1,650,000   Massachusetts State Housing                        1,631,718
                    Finance Agency, Construction Loan
                    Notes Series A, FSA, AMT,
                    4.10%, 03/01/2002
        2,335,000   Chicago, Illinois O'Hare                           2,401,594
                    International Airport Revenue
                    Series A, MBIA,
                    7.625%, 01/01/2010
        2,245,000   Detroit City School District,                      2,206,588
                    Michigan Series B, FGIC,
                    5.375%, 05/01/2015
                                                                    ------------
Total Insured (Cost $46,157,046)                                      45,938,499
                                                                    ------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            41.35%
--------------------------------------------------------------------------------
State General Obligations: 9.51%
        1,000,000   Washington State Series B,                         1,005,020
                    6.00%, 01/01/2000
        2,830,000   Maryland State Third Series,                       2,890,619
                    6.60%, 07/15/2000
        2,875,000   Alabama State Series A,                            2,924,220
                    5.50%, 10/01/2000
        2,000,000   Washington State Series R-2000A,                   2,011,240
                    4.625%, 01/01/2001
        3,475,000   Illinois State,                                    3,469,266
                    4.00%, 03/01/2001
        1,000,000   Maryland State First Series,                       1,010,640
                    6.60%, 03/01/2001
        1,000,000   Florida State Board of Education                   1,006,770
                    Capital Outlay, Public Education
                    Series B, 4.50%, 06/01/2001
        1,870,000   Utah State,                                        1,929,541
                    6.00%, 07/01/2001
                                                                    ------------
Total State General Obligations
(Cost $16,278,555)                                                    16,247,316
                                                                    ------------
Local General Obligations: 19.81%
        1,950,000   Chesterfield County, Virginia,                     1,978,470
                    5.65%, 07/15/2000
        3,000,000   Boston, Massachusetts Series C,                    3,007,740
                    4.00%, 11/01/2000


38  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        4,790,000   King County, Washington Series A,               $  4,795,173
                    4.00%, 12/01/2000
        1,050,000   Seattle, Washington Library Facilities             1,057,361
                    Series A, 4.50%, 12/01/2000
        2,000,000   Charleston County School District,                 1,998,380
                    South Carolina, 4.00%, 02/01/2001
        2,095,000   Bloomington Independent School                     2,119,449
                    District No. 271, Minnesota
                    Building Series B,
                    5.00%, 02/01/2001
        1,430,000   Fort Bend Independent School                       1,436,678
                    District, Texas Public Property
                    Finance Contractual Obligation,
                    4.50%, 02/15/2001
        2,135,000   North Harris-Montgomery Community                  2,158,955
                    College District, Texas,
                    5.00%, 02/15/2001
        3,470,000   Richmond County Board of                           3,489,120
                    Education, Georgia,
                    4.50%, 03/01/2001
          695,000   Fairfax County, Virginia Series B,                   699,267
                    5.50%, 05/01/2001
        4,345,000   Anne Arundel County, Maryland,                     4,380,716
                    4.625%, 05/15/2001
        1,950,000   Cedar Rapids, Iowa,                                1,979,269
                    5.00%, 06/01/2001
        1,000,000   Columbus, Ohio Limited Tax Series 1,               1,003,190
                    4.25%, 06/15/2001
        1,000,000   Pima County Community College                      1,007,590
                    District, Arizona Project of 1995
                    Series B, 4.50%, 07/01/2001
        2,155,000   Frederick County, Maryland Public                  2,187,454
                    Facilities, 5.00%, 07/01/2001
          500,000   New York City Series G,                              517,665
                    5.70%, 02/01/2003
                                                                    ------------
Total Local General Obligations
(Cost $33,897,293)                                                    33,816,477
                                                                    ------------
Tax Lease: 9.72%
        2,930,000   Virginia State Public School                       2,954,085
                    Authority, School Financing
                    Series B, 4.75%, 08/01/2000
        2,740,000   Ohio State Building Authority,                     2,773,729
                    Arts Facilities Building Fund
                    Series A, 5.00%, 10/01/2000
        1,545,000   Michigan State Building                            1,578,125
                    Authority, Facilities Program
                    Series 1, 6.00%, 10/01/2000
        2,500,000   Michigan State Building                            2,531,200
                    Authority, Facilities Program
                    Series 2, 5.00%, 10/15/2000
        1,170,000   Virginia State Public School                       1,168,654
                    Authority, School Equipment
                    Financing Notes Issue 5,
                    4.05%, 04/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,215,000   Ohio State Special Obligation,                  $  2,229,287
                    Elementary & Secondary Education
                    Capital Facilities Series A,
                    4.50%, 06/01/2001
        1,570,000   Washington State Certificates of                   1,583,455
                    Participation, Department of
                    Transportation, 4.70%, 07/01/2001
        1,750,000   Cleveland, Ohio Certificates of                    1,780,992
                    Participation, Motorized Vehicles &
                    Equipment, 7.10%, 07/01/2002
                                                                    ------------
Total Tax Lease (Cost $16,679,409)                                    16,599,527
                                                                    ------------
Special Tax: 2.31%
        1,000,000   Detroit Local Development Finance                    998,350
                    Authority, Michigan Subordinated
                    Tax Increment Series A,
                    4.35%, 05/01/2000
        1,900,000   Ohio State Revenue, Major New                      1,918,791
                    State Infrastructure,
                    4.75%, 12/15/2000
        1,000,000   Louisiana State Gas & Fuels Tax                    1,023,670
                    Revenue Series A,
                    7.25%, 11/15/2004
                                                                    ------------
Total Special Tax (Cost $3,945,960)                                    3,940,811
                                                                    ------------
Total Tax Supported (Cost $70,801,217)                                70,604,131
                                                                    ------------

--------------------------------------------------------------------------------
REVENUE:                                                                   9.82%
--------------------------------------------------------------------------------
Airport Revenue: 1.08%
        1,830,000   Denver City & County, Colorado                     1,835,783
                    Airport Revenue Series A,
                    7.00%, 11/15/1999
                                                                    ------------
Total Airport Revenue (Cost $1,836,056)                                1,835,783
                                                                    ------------
Electric Revenue: 1.56%
        1,655,000   Grand River Dam Authority, Oklahoma                1,669,564
                    Revenue, 5.20%, 06/01/2000
        1,000,000   North Carolina Eastern Municipal                     995,740
                    Power Agency Series C,
                    5.00%, 01/01/2002
                                                                    ------------
Total Electric Revenue (Cost $2,674,447)                               2,665,304
                                                                    ------------
Health Care Revenue: 2.11%
        1,980,000   Montgomery County, Ohio Hospital                   1,981,544
                    Revenue, Grandview Hospital &
                    Medical Center, 5.00%, 12/01/1999
        1,070,000   Jacksonville Health Facilities Authority,          1,076,377
                    Florida Charity Obligated Group
                    Series C, 4.75%, 08/15/2001
          550,000   Pennsylvania State Higher Educational                544,033
                    Facilities Authority Revenue,
                    Allegheny General Hospital
                    Series A, 7.25%, 09/01/2017
                                                                    ------------
Total Health Care Revenue (Cost $3,611,868)                            3,601,954
                                                                    ------------


                         Schedule of Investments -- Municipal Bond Portfolios 39

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
Water/Sewer Revenue: 3.48%
        4,000,000   Wisconsin Rural Water                           $  4,015,760
                    Construction Loan Bond
                    Anticipation Notes,
                    4.25%, 09/15/2000
        1,895,000   Wisconsin State Clean Water                        1,922,231
                    Revenue Series 1,
                    5.00%, 06/01/2001
                                                                    ------------
Total Water/Sewer Revenue (Cost $5,940,737)                            5,937,991
                                                                    ------------
Miscellaneous Revenue: 0.53%
          400,000   East Chicago, Indiana Bond                           400,156
                    Anticipation Notes,
                    5.25%, 01/01/2002
          500,000   Douglas County, Nebraska Zoo                         500,750
                    Facilities Revenue, Henry Doorly
                    Zoo Aquarium Project,
                    6.00%, 06/01/2003
                                                                    ------------
Total Miscellaneous Revenue (Cost $901,859)                              900,906
                                                                    ------------

Industrial Development/Pollution
Control Revenue: 1.06%
        1,760,000   Oconee County, South Carolina                      1,817,728
                    Pollution Control Revenue, Duke
                    Power Co. Project Series 1987-A,
                    7.50%, 02/01/2017
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,811,223)                                      1,817,728
                                                                    ------------
Total Revenue (Cost $16,776,190)                                      16,759,666
                                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   4.74%
--------------------------------------------------------------------------------
Housing: 3.71%
        4,210,000   Florida Housing Finance Agency,                    4,214,757
                    Floating Rate Multi-Family
                    Revenue Series J,
                    4.85%, 12/01/2005
        2,075,000   District of Columbia Housing                       2,124,510
                    Finance Agency Mortgage Revenue,
                    Single Family Series A, AMT,
                    6.75%, 06/01/2028                               ------------
Total Housing (Cost $6,397,467)                                        6,339,267
                                                                    ------------
Student Loan: 1.03%
        1,725,000   New England Education Loan                         1,758,034
                    Marketing Corp., Massachusetts
                    Student Loan Revenue Issue D,
                    6.20%, 09/01/2000
                                                                    ------------
Total Student Loan (Cost $1,764,482)                                   1,758,034
                                                                    ------------
Total Asset-Backed Securities
(Cost $8,161,949)                                                      8,097,301
                                                                    ------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $166,775,728)                    97.35%     $166,201,005
(Note B, below)
Cash and Other Assets, Less Liabilities                   2.65         4,520,791
                                                         ------     ------------
Net Assets (Equivalent to $12.49
per share based on 13,667,470
shares of capital stock outstanding)                    100.00%     $170,721,796
                                                        =======     ============
--------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     ACA-ACA Financial Guaranty Corporation
     AMBAC-AMBAC Indemnity Corporation
     FGIC-Financial Guaranty Insurance Company
     FSA-Financial Security Assurance, Inc.
     MBIA-Municipal Bond Investors Assurance Corporation
     PSF Guaranteed-(Texas) Permanent School Funds
     Other abbreviations:
     AMT-Subject to Alternative Minimum Tax
(B) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.
(C)  Allocation of Portfolio net assets at September 30, 1999:
     Alabama                                                               2.30%
     Arizona                                                               4.97
     Colorado                                                              1.08
     Delaware                                                              0.82
     Florida                                                               3.69
     Georgia                                                               2.04
     Illinois                                                              3.44
     Indiana                                                               0.23
     Iowa                                                                  1.16
     Kentucky                                                              2.99
     Louisiana                                                             0.60
     Maryland                                                              6.13
     Massachusetts                                                         6.82
     Michigan                                                              5.32
     Minnesota                                                             1.24
     Nebraska                                                              0.29
     Nevada                                                                1.56
     New York                                                              5.01
     North Carolina                                                        0.58
     Oklahoma                                                             12.97
     Pennsylvania                                                          5.73
     South Carolina                                                        3.46
     Texas                                                                 3.64
     Utah                                                                  1.13
     Virginia                                                              4.60
     Washington                                                            7.91
     Wisconsin                                                             3.48
     District of Columbia                                                  1.24
     Tax-Exempt Private Municipal Trust                                    2.92
     Cash and Other Assets, Less Liabilities                               2.65
                                                                         ------
     Total                                                               100.00%
                                                                         ======

See Notes to Financial Statements.


40  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     2.86%
--------------------------------------------------------------------------------
          900,000   Irvine Ranch Water District,                    $    900,000
                    California, Daily Floater,
                    Putable Daily,
                    3.50%, 09/01/2006
        1,100,000   California State Economic                          1,100,000
                    Development Financing Authority
                    Revenue, California Independent
                    Systems Project D,
                    Daily Floater, Putable Daily,
                    3.60%, 04/01/2008
          500,000   California Statewide Communities                     500,000
                    Development Authority
                    Certificates of Participation,
                    Northern California Hospital and
                    Nursing Home Revenue,
                    Daily Floater, Putable Daily,
                    3.80%, 06/01/2026
          600,000   California Statewide Communities                     600,000
                    Development Authority
                    Certificates of Participation,
                    Daily Floater, Putable Daily,
                    3.45%, 04/01/2028
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $3,100,000)                                                      3,100,000
                                                                    ------------

--------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                        6.35%
--------------------------------------------------------------------------------
        7,000,000   4.00%, 10/31/2000                                  6,893,740
                                                                    ------------
Total U.S. Treasury Note (Cost $6,890,222)                             6,893,740
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     23.14%
--------------------------------------------------------------------------------
          700,000   Southern California Public Power                     713,020
                    Authority, Multiple Projects
                    Revenue, 6.00%, 07/01/2018,
                    Prerefunded 07/01/2000 @100
        1,000,000   Puerto Rico Commonwealth Highway                   1,051,800
                    Authority, Highway Revenue Series Q,
                    8.00%, 07/01/2018,
                    Prerefunded 07/01/2000 @102
        1,000,000   Los Angeles County, California                     1,046,590
                    Certificates of Participation,
                    Correctional Facilities Project,
                    6.50%, 09/01/2013,
                    Prerefunded 09/01/2000 @102

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        1,950,000   Virgin Islands Public Financing                 $  2,011,620
                    Authority Revenue, Matching Fund
                    Loan Notes Series A,
                    6.80%, 10/01/2000,
                    Escrowed to Maturity
        1,000,000   Los Angeles, California Wastewater                 1,055,440
                    System Revenue Series D,
                    MBIA, 6.70%, 12/01/2021,
                    Prerefunded 12/01/2000 @102
        3,100,000   Kings River Conservation                           3,161,845
                    District, California Pine Flat
                    Power Revenue Series D,
                    5.50%, 01/01/2020,
                    Prerefunded 01/01/2001 @100
        1,000,000   California Health Facilities                       1,071,080
                    Financing Authority, Los Angeles
                    Children's Hospital Revenue
                    Series A, 7.125%, 06/01/2021,
                    Prerefunded 06/01/2001 @102
        1,700,000   Los Angeles County Transportation                  1,814,444
                    Commission, California Sales Tax
                    Revenue Series A,
                    6.75%, 07/01/2020,
                    Prerefunded 07/01/2001 @102
        2,270,000   Los Angeles County Transportation                  2,428,469
                    Commission, California Sales Tax
                    Revenue Series A,
                    6.90%, 07/01/2021,
                    Prerefunded 07/01/2001 @102
        2,005,000   Puerto Rico Electric Power                         2,144,788
                    Authority, Power Revenue Series P,
                    7.00%, 07/01/2021,
                    Prerefunded 07/01/2001 @102
        1,000,000   Sacramento City Financing                          1,077,080
                    Authority, California Revenue,
                    6.80%, 11/01/2020,
                    Prerefunded 11/01/2001 @102
        2,500,000   Los Angeles County Transportation                  2,674,525
                    Commission, California Sales Tax
                    Revenue Series A, MBIA,
                    6.00%, 07/01/2023,
                    Prerefunded 07/01/2002 @102
        3,500,000   Guam Power Authority Revenue                       3,768,310
                    Series A, 6.30%, 10/01/2022,
                    Prerefunded 10/01/2002 @102
        1,000,000   Central Coast Water Authority,                     1,088,130
                    California State Regional Facilities
                    Water Project Revenue,
                    AMBAC, 6.50%, 10/01/2014,
                    Prerefunded 10/01/2002 @102
                                                                    ------------
Total Prerefunded/Escrowed (Cost $25,193,508)                         25,107,141
                                                                    ------------

*See Note 1, page 26 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  41

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  24.92%
--------------------------------------------------------------------------------
        1,940,000   Modesto Irrigation District, California         $  1,952,552
                    Certificates of Participation, Capital
                    Improvements Series A, AMBAC,
                    4.25%, 07/01/2000
        1,000,000   Sierra View Local Health Care                      1,009,430
                    District, California Revenue, ACA,
                    4.75%, 07/01/2000
        1,005,000   San Jose Redevelopment Agency,                     1,016,517
                    California Tax Allocation, Merged
                    Area Redevelopment Project, AMBAC,
                    4.75%, 08/01/2000
        1,400,000   San Juan Unified School District,                  1,415,708
                    California, FSA,
                    4.75%, 08/01/2000
        1,000,000   South Orange County Public                         1,009,640
                    Financing Authority, California
                    Special Tax Revenue Series A, FSA,
                    4.50%, 08/15/2000
        1,090,000   Antioch Public Financing Authority,                1,096,246
                    California Reassessment Revenue
                    Series A, AMBAC, 4.20%, 09/02/2000
        1,010,000   California Health Facilities                       1,015,646
                    Financing Authority Revenue,
                    Little Company of Mary Health
                    Services, AMBAC,
                    4.00%, 10/01/2000
        1,000,000   Northern Mariana Islands Public                    1,002,690
                    School Systems Project Series A,
                    FSA, 4.00%, 10/01/2000
        1,080,000   Palomar Pomerado, California                       1,089,558
                    Health Systems Revenue, MBIA,
                    4.25%, 11/01/2000
        1,185,000   Alameda County, California                         1,189,337
                    Certificates of Participation,
                    Capital Projects, MBIA,
                    4.00%, 12/01/2000
        4,505,000   Los Angeles Municipal Improvement                  4,521,488
                    Corp., California Certificates of
                    Participation, Equipment & Real
                    Property Acquisition Program,
                    AMBAC, 4.00%, 12/01/2000
        1,080,000   San Francisco Bay Area                             1,087,247
                    Transportation Financing
                    Authority, California Bridge Toll
                    Notes, ACA, 4.50%, 02/01/2001
        1,000,000   San Diego County Regional                          1,009,030
                    Transportation Commission,
                    California Sales Tax Revenue
                    Second Series A, FGIC,
                    4.40%, 04/01/2001
        2,125,000   San Mateo County Transit                           2,149,586
                    District, California Sales Tax
                    Revenue Series A, FSA,
                    4.50%, 06/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        3,640,000   Puerto Rico Commonwealth Public                 $  3,726,268
                    Improvement Series B, AMBAC,
                    5.50%, 07/01/2001
        2,655,000   Pasadena Unified School District,                  2,753,580
                    California Series B, FGIC,
                    6.00%, 07/01/2001
                                                                    ------------
Total Insured (Cost $27,081,492)                                      27,044,523
                                                                    ------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            34.72%
--------------------------------------------------------------------------------
State General Obligations: 6.20%
        2,175,000   California State,                                  2,188,637
                    4.00%, 10/01/2000
        3,450,000   California State,                                  3,462,213
                    4.00%, 02/01/2001
        1,000,000   California State,                                  1,073,520
                    9.00%, 04/01/2001                               ------------

Total State General Obligations
(Cost $6,752,342)                                                      6,724,370
                                                                    ------------
Local General Obligations: 18.14%
        1,500,000   Los Angeles, California Refunding                  1,515,225
                    Series A, 4.50%, 09/01/2000
        5,000,000   San Bernardino County, California                  5,017,500
                    Tax & Revenue Anticipation Notes,
                    3.75%, 09/29/2000
        3,000,000   Oakland, California Tax & Revenue                  3,026,340
                    Anticipation Notes,
                    4.25%, 09/29/2000
        4,675,000   San Diego Unified School                           4,711,138
                    District, California Tax &
                    Revenue Anticipation Notes Series A,
                    4.25%, 09/29/2000
        4,180,000   San Diego Area Local Government,                   4,222,176
                    California Certificates of
                    Participation, Pooled Tax &
                    Revenue Anticipation Notes Series C,
                    4.50%, 09/29/2000
        1,170,000   San Francisco City & County,                       1,193,342
                    California Unified School
                    District, Educational Facilities
                    Series B, 5.00%, 06/15/2001
                                                                    ------------
Total Local General Obligations
(Cost $19,654,249)                                                    19,685,721
                                                                    ------------
Tax Lease: 7.23%
        1,520,000   Los Angeles County Capital Asset                   1,533,102
                    Leasing Corp., California Lease
                    Revenue, Equipment Program
                    Series A, 5.00%, 06/01/2000
        1,000,000   Puerto Rico Urban Renewal & Housing                1,022,500
                    Corp., 7.875%, 10/01/2004
        3,000,000   Solano County, California Certificates             3,099,270
                    of Participation, Justice Facility &
                    Public Building Project,
                    5.875%, 10/01/2005


42  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,120,000   ABAG Finance Corp., California                 $  2,185,890
                    Certificates of Participation,
                    6.90%, 04/01/2012
                                                                   ------------
Total Tax Lease (Cost $7,840,778)                                     7,840,762
                                                                   ------------
Special Tax: 3.15%
          500,000   Virgin Islands Public Financing                     500,000
                    Authority Revenue, Subordinated
                    Lien Fund Loan Notes Series D,
                    5.50%, 10/01/1999
          500,000   Detroit Local Development Finance                   499,175
                    Authority, Michigan Subordinated
                    Tax Increment Series A,
                    4.35%, 05/01/2000
          565,000   Roseville North Central Community                   565,627
                    Facilities District No. 1, California
                    Special Tax, 4.10%, 09/01/2000
          940,000   San Clemente Assessment District                    939,981
                    No. 85-1, California Improvement
                    Bond Act of 1915,
                    4.20%, 09/02/2000
          180,000   Fontana Redevelopment Agency,                       180,935
                    California Tax Allocation, Jurupa
                    Hills Redevelopment Project
                    Series A, 4.25%, 10/01/2000
          730,000   Virgin Islands Public Finance                       733,555
                    Authority Revenue, Senior Lien
                    Fund Loan Notes Series C,
                    5.00%, 10/01/2000
                                                                   ------------
Total Special Tax (Cost $3,422,697)                                   3,419,273
                                                                   ------------
Total Tax Supported (Cost $37,670,066)                               37,670,126
                                                                   ------------

-------------------------------------------------------------------------------
REVENUE:                                                                  7.28%
-------------------------------------------------------------------------------
Electric Revenue: 1.22%
        1,320,000   Virgin Islands Water & Power                      1,328,184
                    Authority, Electric Systems
                    Revenue, 5.00%, 07/01/2000
                                                                   ------------
Total Electric Revenue (Cost $1,327,334)                              1,328,184
                                                                   ------------
Health Care Revenue: 1.88%
        2,025,000   California Health Facilities                      2,034,680
                    Financing Authority Revenue,
                    Catholic Healthcare West
                    Series A, 4.50%, 07/01/2000
                                                                   ------------
Total Health Care Revenue
(Cost $2,038,489)                                                     2,034,680
                                                                   ------------
Water/Sewer Revenue: 2.57%
        2,630,000   Los Angeles Department of Water &                 2,788,589
                    Power, California Waterworks
                    Revenue, Second Issue,
                    6.40%, 11/01/2031
                                                                   ------------
Total Water/Sewer Revenue (Cost $2,842,771)                           2,788,589
                                                                   ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
Industrial Development/Pollution
Control Revenue: 1.61%
          845,000   Riverside County Public Financing              $    850,881
                    Authority, California
                    Certificates of Participation,
                    5.00%, 05/15/2000
          885,000   Riverside County Public Financing                   894,912
                    Authority, California
                    Certificates of Participation,
                    5.00%, 05/15/2001
                                                                   ------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,743,286)                                     1,745,793
                                                                   ------------
Total Revenue (Cost $7,951,880)                                       7,897,246
                                                                   ------------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                    1.41%
-------------------------------------------------------------------------------
Housing: 1.41%
        1,530,000   California Rural Home Mortgage                    1,534,697
                    Finance Authority, Rural Lease
                    Pass-Through Obligation Revenue
                    Series A, MBIA,
                    4.45%, 08/01/2001
                                                                   ------------
Total Housing (Cost $1,534,699)                                       1,534,697
                                                                   ------------
Total Asset-Backed Security
(Cost $1,534,699)                                                     1,534,697
                                                                   ------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $109,421,867)              100.68%         $109,247,473
(Note B, below)
Cash and Other Assets, Less Liabilities             (0.68)             (736,052)
                                                   -------         ------------
Net Assets (Equivalent to $12.53
per share based on 8,662,577
shares of capital stock outstanding)               100.00%         $108,511,421
                                                   -------         ------------
-------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     ACA - ACA Financial Guaranty Corporation
     AMBAC - AMBAC Indemnity Corporation
     FGIC - Financial Guaranty Insurance Company
     FSA - Financial Security Assurance, Inc.
     MBIA - Municipal Bond Investors Assurance Corporation
(B) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  43

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE:                                      0.59%
--------------------------------------------------------------------------------
          600,000   Babylon, New York Industrial                    $    600,000
                    Development Agency, Resource
                    Recovery Revenue, Daily Floater,
                    Putable Daily, 3.80%, 12/01/2024
                                                                    ------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $600,000)                                                          600,000
                                                                    ------------

--------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                        6.76%
--------------------------------------------------------------------------------
        7,000,000   4.00%, 10/31/2000                                  6,893,740
                                                                    ------------
Total U.S. Treasury Note (Cost $6,890,222)                             6,893,740
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     33.53%
--------------------------------------------------------------------------------
          965,000   New York State Medical Care                          993,217
                    Facilities Finance Agency, St.
                    Luke's-Roosevelt Hospital Series B,
                    FHA, 7.40%, 02/15/2009,
                    Prerefunded 02/15/2000 @102
        1,200,000   MTA, New York Commuter Facilities                  1,256,460
                    Service Contract Series 3,
                    7.50%, 07/01/2016,
                    Prerefunded 07/01/2000 @102
        1,000,000   New York State Dormitory Authority,                1,047,050
                    City University Systems Series F,
                    7.50%, 07/01/2020,
                    Prerefunded 07/01/2000 @102
        8,115,000   New York State Dormitory Authority,                8,518,802
                    City University Systems Series F,
                    7.875%, 07/01/2017,
                    Prerefunded 07/01/2000 @102
          315,000   New York City Series L,                              318,849
                    5.25%, 08/01/2000,
                    Escrowed to Maturity
        1,000,000   New York State Medical Facilities                  1,053,170
                    Finance Agency, Hospital Insured
                    Mortgage Series A,
                    7.70%, 02/15/2025,
                    Prerefunded 08/15/2000 @102
        1,085,000   New York State Power Authority                     1,136,961
                    Series Y, 6.50%, 01/01/2004,
                    Prerefunded 01/01/2001 @102
        1,000,000   New York State Urban Development                   1,028,870
                    Corp., Correctional Facilities
                    Series 2, 6.50%, 01/01/2021,
                    Prerefunded 01/01/2001 @100

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,500,000   New York State Local Government                 $  2,586,525
                    Assistance Corp. Series C,
                    6.50%, 04/01/2015,
                    Prerefunded 04/01/2001 @100
        1,490,000   New York State Local Government                    1,585,613
                    Assistance Corp. Series A,
                    7.25%, 04/01/2018,
                    Prerefunded 04/01/2001 @102
        1,000,000   New York State Local Government                    1,067,750
                    Assistance Corp. Series B,
                    7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        1,000,000   New York State Urban Development                   1,067,750
                    Corp., 7.50%, 04/01/2020,
                    Prerefunded 04/01/2001 @102
        2,120,000   New York City Series B,                            2,247,709
                    7.00%, 06/01/2016,
                    Prerefunded 06/01/2001 @101.50
        1,845,000   New York State Environmental                       1,951,697
                    Facilities Corp., Pollution
                    Control Revenue, State Revolving
                    Fund Series E, 6.50%, 06/15/2014,
                    Prerefunded 06/15/2001 @102
        1,220,000   New York State Environmental                       1,297,970
                    Facilities Corp. Pollution
                    Control Revenue, State Revolving
                    Fund Series E, 6.875%, 06/15/2010,
                    Prerefunded 06/15/2001 @102
        1,000,000   New York City Series A,                            1,078,970
                    7.75%, 08/15/2016,
                    Prerefunded 08/15/2001 @101.50
        4,550,000   New York State Power Authority                     4,850,891
                    Series Z, 6.50%, 01/01/2019,
                    Prerefunded 01/01/2002 @102
                    (Note B, p. 46)
        1,000,000   New York City Series B,                            1,080,050
                    8.25%, 06/01/2017,
                    Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed (Cost $34,584,163)                         34,168,304
                                                                    ------------

--------------------------------------------------------------------------------
INSURED:                                                                  19.44%
--------------------------------------------------------------------------------
          900,000   Wallkill, New York, FGIC,                            903,231
                    4.625%, 03/01/2000
        1,350,000   Taconic Hills Central School                       1,354,792
                    District, New York, FSA,
                    4.25%, 06/15/2000
        1,070,000   Nassau County, New York                            1,076,131
                    Industrial Development Agency,
                    Civic Facility Revenue, Hofstra
                    University Project, MBIA,
                    4.50%, 07/01/2000
        1,515,000   Suffolk County, New York Public                    1,520,287
                    Improvement Series C, FGIC,
                    4.10%, 10/15/2000

*See Note 1, page 26 in Notes to Financial Statements.


44  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
        2,135,000   Buffalo, New York General                       $  2,125,649
                    Improvement Series A, AMBAC,
                    3.75%, 02/01/2001
        1,000,000   Suffolk County, New York                           1,001,860
                    Industrial Development Agency,
                    Southwest Sewer Systems Revenue,
                    MBIA, 4.25%, 02/01/2001
        1,000,000   New York State Thruway Authority                   1,016,440
                    Highway & Bridge Trust Fund
                    Series A, FGIC, 5.25%, 04/01/2001
        1,215,000   Suffolk County, New York Judicial                  1,225,668
                    Agency Facility Revenue Agreement,
                    John P. Cohalan Complex, AMBAC,
                    4.75%, 04/15/2001
        1,140,000   Chautauqua Lake Central School                     1,138,279
                    District, New York, FSA,
                    4.00%, 06/15/2001
        1,000,000   Nassau County, New York General                    1,019,180
                    Improvement Series D, FSA,
                    5.25%, 09/01/2001
        3,250,000   Nassau County, New York General                    3,304,340
                    Improvement Series C, FSA,
                    5.125%, 01/01/2002
        1,650,000   Port Authority of New York & New                   1,675,657
                    Jersey, Consolidated 119th Series,
                    FGIC, 5.00%, 09/15/2002
                    (Note C, p. 46)
        1,000,000   New York State Thruway Authority                     977,200
                    Highway & Bridge Trust Fund
                    Series B, FGIC, 5.25%, 04/01/2014
          470,000   Long Island Power Authority, New                     436,931
                    York Electric Systems Revenue,
                    General Series A, FSA,
                    5.00%, 12/01/2015
        1,000,000   New York State Energy Research &                   1,029,940
                    Development Authority, Con Edison
                    Facilities, AMBAC,
                    6.75%, 01/15/2027
                                                                    ------------
Total Insured (Cost $19,974,092)                                      19,805,585
                                                                    ------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            27.38%
--------------------------------------------------------------------------------
State General Obligation: 1.91%
        1,935,000   New York State Series D,                           1,944,888
                    4.50%, 07/15/2000
                                                                    ------------
Total State General Obligation
(Cost $1,942,416)                                                      1,944,888
                                                                    ------------
Local General Obligations: 4.81%
        3,685,000   New York City Series L,                            3,727,046
                    5.25%, 08/01/2000
        1,175,000   Westchester County, New York                       1,179,429
                    Series B, 4.25%, 11/15/2001                     ------------
Total Local General Obligations
(Cost $4,925,967)                                                      4,906,475
                                                                    ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
Tax Lease: 13.09%
        1,710,000   New York State Urban Development                $  1,711,094
                    Corp., Correctional Facilities
                    Series A, 4.50%, 01/01/2000
        1,980,000   New York State Dormitory                           1,979,980
                    Authority, North General
                    Hospital, Secured Hospital
                    Series G, 4.10%, 02/15/2000
        1,615,000   New York State Dormitory                           1,620,120
                    Authority, Brookdale Hospital,
                    Secured Hospital Series J,
                    5.00%, 02/15/2000
        1,250,000   New York State Certificates of                     1,254,688
                    Participation, 4.50%, 09/01/2000
        1,000,000   New York State Dormitory                           1,006,610
                    Authority, North General
                    Hospital, Secured Hospital
                    Series G, 5.00%, 02/15/2001
        1,400,000   New York State Dormitory                           1,402,688
                    Authority, Community Enhancement
                    Series B, 4.375%, 04/01/2001
        1,820,000   New York State Urban Development                   1,826,752
                    Corp. Community Enhancement
                    Facilities Series A,
                    4.50%, 04/01/2001
        1,500,000   New York State Dormitory Authority,                1,514,685
                    Service Contract Series C,
                    5.15%, 04/01/2001 (Note C, p. 46)
        1,000,000   Puerto Rico Urban Renewal &                        1,022,500
                    Housing Corp., 7.875%, 10/01/2004
                                                                    ------------
Total Tax Lease (Cost $13,366,156)                                    13,339,117
                                                                    ------------
Special Tax: 7.57%
        1,910,000   New York State Thruway Authority,                  1,916,208
                    Highway & Bridge Trust Fund
                    Series C, 4.50%, 04/01/2000
        1,915,000   New York State Local Government                    1,940,967
                    Assistance Corp. Series A,
                    6.70%, 04/01/2000
        1,000,000   MAC New York Series J,                             1,012,790
                    5.50%, 07/01/2000
          660,000   Virgin Islands Public Finance                        663,214
                    Authority Revenue, Senior Lien
                    Fund Loan Notes Series C,
                    5.00%, 10/01/2000
        2,140,000   MAC New York Series J,                             2,179,312
                    5.25%, 07/01/2001
                                                                    ------------
Total Special Tax (Cost $7,719,917)                                    7,712,491
                                                                    ------------
Total Tax Supported (Cost $27,954,456)                                27,902,971
                                                                    ------------


                        Schedule of Investments -- Municipal Bond Portfolios  45

--------------------------------------------------------------------------------
Principal Amount                  Description                       Market Value
--------------------------------------------------------------------------------
REVENUE:                                                                   9.71%
--------------------------------------------------------------------------------
Electric Revenue: 2.35%
        2,400,000   Long Island Power Authority, New                $  2,396,904
                    York Electric Systems General
                    Revenue, 4.25%, 04/01/2001
                    (Note D, below)
                                                                    ------------
Total Electric Revenue (Cost $2,415,541)                               2,396,904
                                                                    ------------
Toll Revenue: 2.46%
        2,500,000   Triborough Bridge & Tunnel                         2,506,575
                    Authority, New York Revenue
                    Series A, 5.00%, 01/01/2000
                                                                    ------------
Total Toll Revenue (Cost $2,500,448)                                   2,506,575
                                                                    ------------
Water/Sewer Revenue: 3.14%
        3,070,000   New York State Environmental                       3,196,269
                    Facilities Corp. Pollution
                    Control Revenue, State Revolving
                    Fund Series 90-A,
                    7.50%, 06/15/2012
                                                                    ------------
Total Water/Sewer Revenue (Cost $3,230,103)                            3,196,269
                                                                    ------------
Miscellaneous Revenue: 1.76%
        1,780,000   Port Authority of New York & New                   1,791,784
                    Jersey, Consolidated 108th
                    Series, AMT,
                    4.75%, 07/15/2000
                                                                    ------------
Total Miscellaneous Revenue (Cost $1,796,574)                          1,791,784
                                                                    ------------
Total Revenue (Cost $9,942,666)                                        9,891,532
                                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.44%
--------------------------------------------------------------------------------
Housing: 1.44%
        1,200,000   Virgin Islands Housing Finance                     1,200,648
                    Authority, Single Family Revenue,
                    Mortgage Backed Securities Series B,
                    FGIC, AMT, 4.00%, 06/01/2000
          260,000   New York State Mortgage Agency,                      261,760
                    Homeowner Mortgage Series 28,
                    6.45%, 10/01/2020
                                                                    ------------
Total Housing (Cost $1,463,370)                                        1,462,408
                                                                    ------------
Total Asset-Backed Securities
(Cost $1,463,370)                                                      1,462,408
                                                                    ------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $101,408,969)               98.85%           100,724,540
(Note E, below)
Cash and Other Assets, Less Liabilities              1.15              1,176,682
                                                   ------           ------------
Net Assets (Equivalent to $12.35
per share based on 8,252,872
shares of capital stock outstanding)               100.00%          $101,901,222
                                                   ======           ============
--------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     AMBAC - AMBAC Indemnity Corporation
     FGIC - Financial Guaranty Insurance Company
     FSA - Financial Security Assurance, Inc.
     MBIA - Municipal Bond Investors Assurance Corporation
     Other abbreviations:
     AMT - Subject to Alternative Minimum Tax
     FHA - Federal Housing Administration
(B) $2,400,000 principal amount segregated as collateral for when-issued securities
(C)  When-issued security
(D) $2,400,000 principal amount segregated as collateral for when-issued securities
(E) At September 30, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


46  Sanford C. Bernstein Fund, Inc. -- 1999 Annual Report
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